UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

File No. 333-198590

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

File No. 811-22994

Amendment No. 5	☒

(Check appropriate box or boxes.)

Jefferson National Life of New York Annuity Account 1

(Exact Name of Registrant)

Jefferson National Life Insurance Company of New York

(Name of Depositor)

10350 Ormsby Park Place, Louisville, Kentucky 40223

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(866) 667-0561

Depositor’s Telephone Number, including Area Code

Denise L. Skingle, Senior Vice President and Secretary

One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)

May 1, 2019

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Monument Advisor NY

Individual Variable Annuity

Issued by: JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 AND

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

This prospectus describes the Monument Advisor NY Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company of New York (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant. Monument Advisor NY is available only in the State of New York.

Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.

The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in “Appendix A – More Information About the Investment Portfolios.” You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly. Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2019. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Website (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.

For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

•	Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.

The Contracts:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed and may be subject to loss of principal

Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, We may discontinue mailing paper copies of annual and semi-annual reports for Investment Options available under the Contract unless you specifically request that paper copies continue to be delivered. Instead, annual and semi-annual reports will be made available on our Website. We will notify you by mail each time a report is posted and will provide a Website link to access the report. Instructions for requesting paper copies will also be included in the notice.

If you have already signed up for electronic administration, you will not be affected by this change and no action is required. For more information on electronic administration, see “Electronic Administration of Your Contract.”

1

You may elect to receive all future annual and semi-annual reports in paper free of charge. To do so, you should contact Us to inform Us that paper copies of annual and semi-annual reports should be delivered. Any election to receive annual and semi-annual reports in paper will apply to all Investment Options available under the Contract.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

2

3

4

Definitions of Special Terms

Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

ACCUMULATION PERIOD: The period during which you invest money in your Contract.

ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

ADJUSTED PARTIAL WITHDRAWAL: An amount equal to the greater of (1) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees), and any applicable premium taxes withheld or (2) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees) and any applicable premium taxes withheld multiplied by (a) divided by (b) where (a) is the Death Benefit immediately prior to the partial withdrawal; and (b) is the Contract Value immediately prior to the withdrawal. For purposes of this calculation, if an Advisor Fee withdrawal causes the Contract to exceed the Maximum Advisor Fee, then the Contract Value will be reduced by the amount of the allowable Advisor Fee (e.g., the Advisor Fee less the Excess Advisor Fee). Required minimum distributions are considered partial withdrawals and included in this calculation.

ADVISOR FEE: Any fee charged by any financial adviser you hire and processed as such by the Company as a withdrawal from the Contract Value.

ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.

ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

ANNUITY PERIOD: The period during which We make income payments to you.

BENEFICIARY: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.

BUSINESS DAY: Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading “Transfers.”

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: Jefferson National Life Insurance Company of New York, also referred to as Jefferson National, We, Us, and Our.

CONTRACT: The Monument Advisor NY individual variable annuity contract, which provides variable investment options offered by the Company.

CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.

DUE PROOF OF DEATH: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.

EXCESS ADVISOR FEE: The Advisor Fees in excess of the Maximum Advisor Fee for the current contract year.

FINRA: Financial Industry Regulatory Authority, Inc.

FREE LOOK PERIOD: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is 10 days from receipt, or 60 days if a Replacement Contract.

5

INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.

INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you (including a Registered Representative or insurance broker in the state of NY) to provide you investment advisory services.

INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. You may either choose to set a target allocation to various Sub-accounts (which can include allocations to the money market Sub-account) or elect to have 100% of your Purchase Payments invested in the money market Sub-account. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

JEFFERSON NATIONAL SERVICE CENTER: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 866.667.0561).

JOINT OWNER: The individual who co-owns the Contract with another person.

LOW COST FUND PLATFORM FEE: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See “Expenses – Low Cost Fund Platform Fee” for further details, including a list of the Sub-accounts for which the Company currently imposes the fee.

MAXIMUM ADVISOR FEE: Maximum Advisor Fee Percentage multiplied by the average of the current contract year Contract Values on the date each Advisor Fee is deducted.

MAXIMUM ADVISOR FEE PERCENTAGE: 2.00% per year.

MAXIMUM MATURITY DATE: The date on which the primary Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.

NET CONTRACT VALUE: An amount equal to the Contract Value reduced by the applicable portion of the Subscription Fee.

NON-NATURAL OWNER: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.

NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account (“IRA”).

OWNER: You, the purchaser of the Contract, are the Owner.

PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.

REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by FINRA to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

REPLACEMENT CONTRACT: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or an unaffiliated insurance company).

SECURE ONLINE ACCOUNT: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

6

SEPARATE ACCOUNT: Jefferson National Life of New York Annuity Account 1, which invests in the Investment Portfolios.

SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

SUBSCRIPTION FEE: $20 per month fee charged by Us to issue and administer the Contract.

TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

WEBSITE: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company of New York. You may obtain information about your Contract and request certain transactions through the Website.

7

Highlights

The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (We, we, Us, us, Our, our, the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life of New York Annuity Account 1(Separate Account). The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period. You do pay any applicable Low Cost Fund Platform Fees for certain Sub-account allocations, as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.

The Contract includes a death which is described in detail under the heading “Death Benefit.”

All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract.

You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amounts of the Annuity Payments are constant for the entire Annuity Period. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions are based on the age of the primary annuitant.

FREE LOOK. If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or 60 days if it is a Replacement Contract) and We will cancel the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract, or 60 days if it is a Replacement Contract. On the day We receive your request We will return your Contract Value. This refund amount will be the Contract Calue plus the amount of fees and other charges deducted from the Contract via redemption of Accumulation Units, if applicable, such as Subscription Fees. The amount refunded will not include any underlying fund charges or Contract fees that were assessed daily as part of the Accumulation Unit value calculation during the free look period. See the “Free Look” section for additional details.

TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits.

DOCUMENT DELIVERY REQUIREMENTS. Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.

Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should consider electing and continue to receive documents electronically if you have regular and continuous Internet access. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.

For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports of the Investment Portfolios on our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.

8

We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.

We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

LOW COST FUND PLATFORM FEE. The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further information, see “Expenses – Low Cost Fund Platform Fee.”

INQUIRIES. If you need more information, please go to www.nationwideadvisory.com or contact Us at:

Jefferson National Life Insurance Company of New York

P.O. Box 36840

Louisville, Kentucky 40233

(866) 667-0561

9

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.

Owner Transaction Expenses

Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None

	Current Charge	Maximum Charge
Transfer Fee[1]	None	$25.00

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.

Separate Account Annual Expenses Table

	Current Charge		Maximum Charge
Subscription Fee	$ ($	240 per Contract annually 20.00 per month )	$ ($	240 per Contract annually 20.00 per month )
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge		0.00%		0.00%
Administrative Charge		0.00%		0.00%
Total Separate Account Annual Expenses		$240.00		$240.00

Optional Low Cost Fund Platform

The next item shows the fee that you will pay, in addition to the Subscription Fee and Investment Portfolio operating expenses, on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further details, see “Expenses – Low Cost Fund Platform Fee.”

	Minimum Annual Fee	Maximum Annual Fee
Low Cost Fund Platform Fee (as a percentage of the average daily Contract Value allocated to the Sub-account)	0.05%	0.25%

Investment Portfolio Operating Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the Investment portfolios that you may pay periodically during the life of the contract. More detail concerning each underlying Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.

	Minimum	Maximum
Total Investment Portfolio operating expenses
Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses for the period ended December 31, 2018.	Gross: 0.11%	Gross: 4.35%

Current and future total operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.

The minimum and maximum Investment Portfolio fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Investment Portfolios. Therefore, actual expenses could be lower. Refer to the Investment Portfolio prospectuses for specific expense information. Additionally, the minimum and maximum

[1]

All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply as further described under the heading “Transfers – Excessive Trading Limits” and “Transfers – Short Term Trading Risk.”

10

underlying mutual fund operating expenses indicated above do not reflect the assessment of the Low Cost Fund Platform Fee, which is assessed by Us on certain Sub-account allocations. The Low Cost Fund Platform Fee may increase the cost of investing in certain Investment Portfolios beyond the minimum and maximum Investment Portfolio operating expenses reflected in the above table.

Examples of Fees and Expenses

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Subscription Fee, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. The Example does not reflect the assessment of the Low Cost Fund Platform Fee, which, if reflected, would result in higher expenses. For a description of the Low Cost Fund Platform Fee, see “Expenses – Low Cost Fund Platform Fee.” The Subscription Fee for every Contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the average contract size of Jefferson National Life Insurance Company of New York as of the previous December 31. This conversion causes the Subscription Fee in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:

Highest cost example using maximum charges:

(1)	Assuming Contract charges and gross maximum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$444.30	$1,340.34	$2,246.39	$4,556.05

(2)	Assuming Contract charges and gross minimum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$20.30	$63.87	$111.73	$252.95

Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

The Company

Jefferson National Life Insurance Company of New York was organized in 2014.

We are principally engaged in the life insurance and annuity business in the state of New York. We are a stock company organized under the laws of the state of New York and are a direct subsidiary of Jefferson National Life Insurance Company and an indirect subsidiary of Jefferson National Financial Corp.

Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.

The obligations under the Contracts are obligations of Jefferson National Life Insurance Company of New York.

The Monument Advisor NY Variable Annuity Contract

This prospectus describes The Monument Advisor NY Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.

11

The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amount of the Annuity Payments you receive will remain the same for the period of time selected.

Free Look

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it, or 60 days if it is a Replacement Contract. Investment Portfolio operating expenses and any Contract fees that are assessed daily as part of the Accumulation Unit value calculation will have been deducted. On the Business Day We receive your request We will return your Contract Value plus any fees and other charges deducted via redemption of Accumulation Units. The amount will not include any underlying fund charges that may have been imposed. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract, or 60 days if it is a Replacement Contract.

OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A change of Owner may be a taxable event.

JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

RESTRICTED BENEFICIARY. In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.

Assignment

Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

An assignment may be a taxable event.

If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

Electronic Administration of Your Contract

This Contract is designed to be administered electronically (“Electronic Administration”). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.

If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.

12

You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.

Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.

You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.

We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.

You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

Confirmations and Statements

We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on “Contact Us” for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.

Requesting Transactions or Obtaining Information About your Contract

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.

Unless otherwise directed by You, We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.

13

We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a “locked padlock.” This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the “view certificate” button (in FireFox) or the “subject” section (in Internet Explorer), you should see “Nationwide Mutual Insurance Co.” listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Good Order

A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your Investment Advisor before submitting the form or request.

Purchase

Application for a Contract

If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

Purchase Payments

A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000 without Our prior approval and will be subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents, or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.

14

Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your Investment Advisor), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments

You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Please make sure these are kept current to ensure your Purchase Payments are applied correctly. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See “Expenses – Low Cost Fund Platform Fee” for further details.

Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in “Appendix A – More Information About the Investment Portfolios.” During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future.

You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper. They are, however, available on Our Website. See “Appendix A – More Information About the Investment Portfolios” which contains the investment objective for each Investment Portfolio.

The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.

Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

15

Certain investment options may only be available to you if you retain certain Investment Advisors. In addition, certain Investment Advisors may be limited as to which funds they may access.

Administrative, Marketing and Support Services Fees

Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.60% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.

Selection of Investment Portfolios

The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. If this occurs, you may remain invested in the Investment Portfolio, although you may be restricted from adding additional Purchase Payments or transferring additional Contract Value into such Investment Portfolio. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.

Fixed Account

No fixed account is available during the Accumulation Period. See “Annuity Payments” for information on the Fixed Account during the Annuity phase of the Contract (these payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability).

Voting Rights

Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on and we may send these materials to you in paper even if you have elected Electronic Administration. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own, including shares owned by us and our affiliates, and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any substitution is made. Once a substitution is approved, your investment in such Investment Portfolio will automatically be transferred into the new Investment Portfolio.

16

Transfers

You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See “Expenses – Low Cost Fund Platform Fee” for further details. Transfers may be deferred as permitted or required by law. See “Suspension of Payments or Transfers” section below.

Early Cut-Off Times

Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See “Appendix A – More Information About the Investment Portfolios” for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. This list may change without notice. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.

Transfers During the Accumulation Period

You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:

1.	Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

2.	Your request for transfer must clearly state how much the transfer is for.

3.

Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

a.	the requirement of a minimum time period between each transfer;

b.	not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

c.	limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

4.	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.

We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or other third party acting under a limited power of attorney, for any reason, including without limitation, if:

•

We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

•

We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

•

We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or

17

•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.

The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.

FREQUENT TRADING. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).

Dollar Cost Averaging Program

The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

18

Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see “Expenses – Low Cost Fund Platform Fee.”

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see “Expenses – Low Cost Fund Platform Fee.”

EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Advisory Fee Withdrawals

Jefferson National understands the importance to you of having advice from an Investment Advisor regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors and is not endorsing such programs. If fees will be paid out of your Contract during the Accumulation Period, You will be required to enter into an advisory agreement with your Investment Advisor.

Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, may be included in gross income for federal tax purposes, and may impact the benefits available under your Contract. Further, if you are under age 59 ½ it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. See“Taxes – Partial 1035 Exchanges” for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Expenses

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Subscription Fee

We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the Contracts. On the last Business Day of the month, this fee is deducted from the money market Investment Portfolios you are invested in, pro rata, via a redemption of Accumulation Units. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata, via a redemption of Accumulation Units. We will deduct the

19

Subscription Fee each month during the Accumulation Period. We also impose the applicable portion of the fee at death and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.

We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges a Low Cost Fund Platform Fee and one or more of the following Sub-accounts (Waiver Sub-accounts):

Waiver Sub-Accounts:

•	Nationwide Variable Insurance Trust – DFA NVIT Capital Appreciation (Class P)

•	Nationwide Variable Insurance Trust – DFA NVIT Moderate (Class P)

•	Nationwide Variable Insurance Trust – NVIT Government Money Market (Class Y)

NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.

Contract Maintenance Charge

We impose no other Contract maintenance charge.

Low Cost Fund Platform Fee

The Company imposes a Low Cost Fund Platform Fee, up to 0.25% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the daily Contract Value allocated to the particular Sub-account(s). The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. Refer to “Appendix A: More Information About the Investment Portfolios” for more information regarding Sub-account availability.

Sub-accounts with a Low Cost Fund Platform Fee of 0.35%:

•	DFA Investment Dimensions Group, Inc. – DFA VA Global Moderate Allocation

•	DFA Investment Dimensions Group, Inc. – VA Equity Allocation

•	DFA Investment Dimensions Group, Inc. – VA Global Bond

•	DFA Investment Dimensions Group, Inc. – VA International Small

•	DFA Investment Dimensions Group, Inc. – VA International Value

•	DFA Investment Dimensions Group, Inc. – VA Short-Term Fixed

•	DFA Investment Dimensions Group, Inc. – VA US Large Value

•	DFA Investment Dimensions Group, Inc. – VA US Targeted Value

•	Dreyfus Stock Index Fund, Inc.

•	Nationwide Variable Insurance Trust – NVIT Bond Index (Class Y)

•	Nationwide Variable Insurance Trust – NVIT International Index (Class Y)

•	Nationwide Variable Insurance Trust – NVIT iShares Global Equity ETF (Class Y)

•	Nationwide Variable Insurance Trust – NVIT iShares Global Fixed Income ETF (Class Y)

•	Nationwide Variable Insurance Trust – NVIT Mid Cap Index (Class Y)

•	Nationwide Variable Insurance Trust – NVIT S&P 500 Index (Class Y)

•	Nationwide Variable Insurance Trust – NVIT Small Cap Index (Class Y)

•	Vanguard Variable Insurance Fund – Vanguard Balanced

•	Vanguard Variable Insurance Fund – Vanguard Capital Growth

•	Vanguard Variable Insurance Fund – Vanguard Conservative Allocation

•	Vanguard Variable Insurance Fund – Vanguard Diversified Value

20

•	Vanguard Variable Insurance Fund – Vanguard Equity Income

•	Vanguard Variable Insurance Fund – Vanguard Equity Index

•	Vanguard Variable Insurance Fund – Vanguard Global Bond Index

•	Vanguard Variable Insurance Fund – Vanguard Growth

•	Vanguard Variable Insurance Fund – Vanguard High Yield Bond

•	Vanguard Variable Insurance Fund – Vanguard International

•	Vanguard Variable Insurance Fund – Vanguard Mid-Cap Index

•	Vanguard Variable Insurance Fund – Vanguard Moderate Allocation

•	Vanguard Variable Insurance Fund – Vanguard REIT Index

•	Vanguard Variable Insurance Fund – Vanguard Short-Term Investment Grade

•	Vanguard Variable Insurance Fund – Vanguard Small Company Growth

•	Vanguard Variable Insurance Fund – Vanguard Total Bond Market Index

•	Vanguard Variable Insurance Fund – Vanguard Total International Stock Market Index

•	Vanguard Variable Insurance Fund – Vanguard Total Stock Market Index

Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:

•	Nationwide Variable Insurance Trust – DoubleLine NVIT Total Return Tactical

Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:

•	John Hancock Variable Insurance Trust – Emerging Markets Value

•	Northern Lights Variable Trust – TOPS Aggressive Growth ETF (Class 1)

•	Northern Lights Variable Trust – TOPS Balanced ETF (Class 1)

•	Northern Lights Variable Trust – TOPS Conservative ETF (Class 1)

•	Northern Lights Variable Trust – TOPS Growth ETF (Class 1)

•	Northern Lights Variable Trust – TOPS Managed Risk Balanced ETF (Class 1)

•	Northern Lights Variable Trust – TOPS Managed Risk Growth ETF (Class 1)

•	Northern Lights Variable Trust – TOPS Managed Risk Moderate Growth ETF (Class 1)

•	Northern Lights Variable Trust – TOPS Moderate Growth ETF (Class 1)

This list may change at any time without notice; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.

Investment Portfolio Operating Expenses

There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio operating expenses are included as part of Our calculation of the value of the Accumulation Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Transfer Fee

We impose no transfer fee for transfers made during the Accumulation Period.

Income Taxes

Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Contract Value

Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.

21

Accumulation Units

Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the net asset value of the Investment Portfolio as of the end of the current Business Day; and

(2)	the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).

(b)	is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.

(c)	is a factor representing any Contract charges that are deducted from the Sub-account, which will include any applicable Low Cost Fund Platform Fees.

Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee).

The value of an Accumulation Unit may go up or down from Business Day to Business Day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

Access To Your Money

You can have access to the money in your Contract:

1.	by making a withdrawal (either a partial or a complete withdrawal);

2.	by electing to receive Annuity Payments; or

3.	when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Period.

When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription Fees.

All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.

Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the “Suspension of Payments or Transfers” provision (see below) is in effect.

A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

Systematic Withdrawal Program

The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.

You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.

22

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

We may be required to suspend or postpone withdrawals or transfers for any period when:

1.	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.	trading on the New York Stock Exchange is restricted;

3.	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

4.	during any other period when the SEC, by order, so permits for the protection of owners.

If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Internal Revenue Code and its regulations.

The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The death benefit proceeds will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the death benefit or until new instructions are given by the Beneficiary.

Restricted Beneficiary

In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.

Standard Death Benefit Amount During the Accumulation Period

The Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee, at the time we receive due proof of death and a payment election.

Payment of the Death Benefit During the Accumulation Period

Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options, which allows non-spouse beneficiaries to stretch taxation across their lifetime). If an election for the payment method is not received, the Company will pay the proceeds under Option 2.

OPTION 1 —	lump sum payment of the Death Benefit Amount; or

OPTION 2 —	the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

OPTION 3 —	payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

23

•	continue the Contract in his or her own name at the then current Death Benefit Amount;

•	elect a lump sum payment of the Death Benefit Amount; or

•	apply the Death Benefit Amount to an Annuity Option.

A “spouse” is as defined under Federal and New York law. If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

Annuity Payments (The Annuity Period)

Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.

You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least thirteen (13) months after the Contract issue date, but may not be later than the Maximum Maturity Date.

The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. For a Contract held as an IRA, once you attain age 70 1⁄2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

During the Annuity Period, you may only choose to have fixed Annuity Payments. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.

Annuity Payment Amount

On the Annuity Date, the Contract Value, less the Subscription Fee, will be applied under the Annuity Option you selected.

Annuity Payments are made monthly unless you have less than $2,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $20 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $20.

Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

24

Annuity Options

You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1.	INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.

OPTION 2.	INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).

OPTION 3.	INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).

OPTION 4.	JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Annuity Contracts in General

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

25

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Distributions from an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime; therefore, the required beginning date is not applicable to Roth IRAs.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are “qualified distributions” or “non-qualified distributions.”

Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, including withdrawals to pay your Investment Advisor, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59 1⁄2;

•	made on or after the death of an Owner;

•	attributable to the taxpayer’s becoming disabled; or

•

made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1⁄2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

26

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includable in such Owner’s income when a taxable distribution occurs.

Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange, the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much “investor control” of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the Contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service (“IRS”) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate Purchase Payments and transfer funds among the available Subaccounts, all investment decisions concerning the Subaccounts will be made by Us or an adviser in its sole and absolute discretion.

Contracts such as this one, with more than 20 underlying fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different underlying fund options and the fact that some underlying funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the Contract holder and Us concerning the availability of particular options and based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

27

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to traditional, SEP, or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Medicare Tax

A 3.8% Medicare contribution tax will be imposed on the “net investment income” of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:

1.	the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or

2.

the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

28

Other Information

Legal Proceedings

Jefferson National Life Insurance Company of New York (“the Company”)

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquires, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Jefferson National Securities Corporation (“JNSC”)

The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.

Abandoned Property Requirements

Every state has unclaimed property laws that generally declare non-qualified annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.

Proof of Age and Survival

The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

The Separate Account

We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life of New York Annuity Account 1 serves the variable annuity portion of the Contract. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under New York Insurance law on June 20, 2014. Jefferson National Life of New York Annuity Account 1 is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life of New York Annuity Account 1 is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the New York Department of Financial Services. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

29

Where permitted by law, we may:

•	create new Separate Accounts;

•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;

•	transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

•	transfer the Separate Account to another insurance company;

•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

•	make the Sub-accounts available under other policies we issue;

•	add new Investment Portfolios or remove existing Investment Portfolios;

•	substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

•	deregister the Separate Account under the Investment Company Act of 1940; and

•	operate the Separate Account under the direction of a committee or in another form.

Distributor

Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA. Sales of the Contracts may be made by Registered Representatives of broker-dealers authorized to sell the Contracts. See the Statement of Additional Information for more information.

We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or Investment Advisors for other services such as platform access fees, marketing support and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.

Financial Statements

Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

30

APPENDIX A

More Information About the Investment Portfolios

Investment Portfolio Name Investment Adviser	Objective	Early Cutoff[1]
Advisors Preferred Trust Managed by Advisors Preferred, LLC

Gold Bullion Strategy	Returns that reflect the performance of the price of Gold Bullion.	3:30PM

Alger Portfolios Managed by Fred Alger Management, Inc.

Alger Capital Appreciation (Class I-2)	Long term capital appreciation.

Alger Large Cap Growth (Class I-2)	Long term capital appreciation.

Alger Mid Cap Growth (Class I-2)	Long term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc. Managed by AllianceBernstein L.P.

AB VPS Global Thematic Growth (Class B)	Long-term growth of capital.

AB VPS Growth and Income (Class A)	Long term growth of capital.

AB VPS International Growth (Class B)	Long-term growth of capital.

AB VPS International Value (Class B)	Long-term growth of capital.

AB VPS Small/Mid Cap Value (Class B)	Long term growth of capital.

ALPS Variable Investment Trust Managed by ALPS Advisors, Inc.

ALPS/Alerian Energy Infrastructure (Class III)	Investment results that correspond (before fees and expenses) generally to the price and yield performance of the Alerian Energy Infrastructure Index.

ALPS/RedRocks Listed Private Equity (Class III)	Maximize total return, which consists of appreciation on its investments and a variable income stream.

Morningstar Aggressive Growth ETF Asset Allocation (Class II)	Capital appreciation.

Morningstar Balanced ETF Asset Allocation (Class II)	Capital appreciation and some current income.

Morningstar Conservative ETF Asset Allocation (Class II)	Current income and preservation of capital.

Morningstar Growth ETF Asset Allocation (Class II)	Capital appreciation.

Morningstar Income & Growth ETF Asset Allocation (Class II)	Current income and capital appreciation.

American Century Variable Portfolios, Inc. Managed by American Century Investment Management, Inc.

American Century VP Balanced (Class I)	Long-term capital growth & current income.

American Century VP Income & Growth (Class I)	Capital appreciation. Income is secondary.

American Century VP Inflation Protection (Class II)	Long-term total return to protect against U.S. inflation.

American Century VP International (Class I)	Capital growth.

American Century VP Large Company Value (Class I)	Long-term capital growth. Income is a secondary objective.

American Century VP Ultra (Class I)	Long-term capital growth.

American Century VP Value (Class I)	Long-term capital growth over time. Income is secondary.

31

American Funds Insurance Series Managed by Capital Research and Management Company

Asset Allocation (Class 4)	High total return (including income and capital gains) consistent with preservation of capital over the long term.

Blue Chip Income and Growth (Class 4)	Income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Bond (Class 4)	As high level of current income as is consistent with the preservation of capital.

Capital Income Builder (Class 4)	Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Global Bond (Class 4)	High level of total return consistent with prudent investment management over the long term.

Global Growth & Income (Class 4)	Long-term growth of capital while providing current income.

Global Growth (Class 4)	Long-term growth of capital.

Global Small Cap (Class 4)	Long-term growth of capital.

Growth (Class 4)	Growth of capital.

Growth-Income (Class 4)	Long-term growth of capital and income.

High-Income Bond (Class 4)	High level of current income. Capital appreciation is secondary.

International (Class 4)	Long-term growth of capital.

International Growth & Income (Class 4)	Growth and dividend income.

Managed Risk Asset Allocation (Class P2)	High total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth (Class P2)	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Mortgage (Class 4)	Current income and preservation of capital.

New World (Class 4)	Long-term capital appreciation.

U.S. Government/AAA Rated Securities (Class 4)	High level of current income consistent with preservation of capital.

Blackrock Variable Series Funds, Inc. Managed by BlackRock Advisors, LLC

BlackRock Advantage Large Cap Core V.I. (Class III)	High total investment return.

BlackRock Advantage Large Cap Value V.I. (Class III) (formerly BlackRock Large Cap Value V.I.)	Long-term capital appreciation.

BlackRock Equity Dividend V.I. (Class III)	Long-term total return and current income.

BlackRock Global Allocation V.I. (Class III)	High total investment return.

BlackRock Large Cap Focus Growth V.I. (Class III) (formerly BlackRock Large Cap Growth V.I.)	Long-term capital growth.

Blackrock Variable Series Funds II, Inc. (formerly part of BlackRock Variable Series Funds, Inc.) Managed by BlackRock Advisors, LLC

BlackRock High Yield V.I. (Class III)	Maximize total return consistent with income generation and prudent investment management.

32

BlackRock Total Return V.I. (Class III)	Total return consistent with income generation and prudent investment management.

BlackRock U.S. Government Bond V.I. (Class III)	Total return consistent with income generation and prudent investment management.

Calvert Variable Products Managed by Calvert Research and Management

Calvert VP SRI Balanced (Class F)	Provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.

Columbia Funds Variable Insurance Trust Managed by Columbia Management Investment Advisers, LLC

AQR Managed Futures Strategy	Positive absolute returns.

Select Large Cap Value (Class I)	Long-term capital appreciation.

Select Small Cap Value (Class I)	Long-term capital appreciation.

Seligman Global Technology (Class II)	Long-term capital appreciation.

Strategic Income (Class II)	Multi-asset fixed income.

Credit Suisse Trust Managed by Credit Suisse Asset Management

Commodity Return Strategy	Total return.

Delaware Variable Insurance Product Trust Managed by Delaware Management Company

Delaware VIP Small Cap Value Series	Capital appreciation.

DFA Investment Dimensions Group Inc. Managed by Dimensional Fund Advisors LP

DFA VA Global Moderate Allocation	Total return consisting of capital appreciation and current income.

VA Equity Allocation	Long term capital appreciation.

VA Global Bond	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

VA International Small	Long-term capital appreciation.

VA International Value	Long-term capital appreciation.

VA Short-Term Fixed	Stable real return in excess of the rate of inflation with minimum risk.

VA US Large Value	Long-term capital appreciation.

VA US Targeted Value	Long-term capital appreciation.

Dreyfus Investment Portfolios Managed by the Dreyfus Corporation

The Dreyfus Small Cap Stock Index Fund, Inc.	To match the performance of the S&P Small Cap 600 Index.

Dreyfus Stock Index Fund, Inc. Managed by the Dreyfus Corporation

Dreyfus Stock Index Fund, Inc.	To match the performance of the S&P 500 Index.

Dreyfus Sustainable U.S. Equity Fund Managed by the Dreyfus Corporation

Dreyfus Sustainable U.S. Equity (formerly Dreyfus Socially Responsible Growth)	Capital growth with current income as a secondary goal.

Dreyfus Variable Investment Fund Managed by the Dreyfus Corporation

International Value (Initial)	Long-term capital growth.

33

Eaton Vance Variable Trust Managed by Eaton Vance Management

Eaton Vance VT Floating-Rate Income	High level of current income.

Federated Insurance Series Various Investment Advisers

Federated High Income Bond II (Primary) Managed by Federated Investment Management Company	High current income.

Federated Kaufmann II (Service) Managed by Federated Equity Investment Management Company of Pennsylvania (subadvised by Federated Global Investment Management Corp.)	Capital appreciation.

Federated Managed Volatility II Managed by Federated Global Investment Management Co., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania.	High current income and moderate capital appreciation.

Fidelity® Variable Insurance Products Managed by Fidelity Management & Research Company unless otherwise indicated.

Fidelity VIP Balanced (Service 2)	Income and capital growth consistent with reasonable risk.

Fidelity VIP Contrafund (Service 2)	Long-term capital appreciation.

Fidelity VIP Disciplined Small Cap (Service 2)	Capital appreciation.

Fidelity VIP Equity-Income (Service 2)	Reasonable income and capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on securities comprising the Standard & Poor’s 500 Index.

Fidelity VIP Freedom Income (Service 2)	High total return with a secondary objective of principal preservation.

Fidelity VIP Growth (Service 2)	Capital appreciation.

Fidelity VIP Growth & Income (Service 2)	High total return through a combination of current income and capital appreciation.

Fidelity VIP Growth Opportunities (Service 2)	Capital growth.

Fidelity VIP High Income (Service 2)	High level of current income, while also considering growth of capital.

Fidelity VIP International Capital Appreciation (Service 2)	Capital appreciation.

Fidelity VIP Investment Grade Bond (Service 2)	High a level of current income as is consistent with the preservation of capital.

Fidelity VIP Mid Cap (Service 2)	Long-term growth of capital.

Fidelity VIP Overseas (Service 2)	Long-term growth of capital.

Fidelity VIP Real Estate (Service 2) Managed by Fidelity Select Co, LLC	Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 Index.

Fidelity VIP Strategic Income (Service 2)	High level of current income. The fund may also seek capital appreciation.

Fidelity VIP Value (Service 2)	Capital appreciation.

First Eagle Variable Funds Managed by First Eagle Investment Management, LLC

Overseas Variable Fund	Long-term growth of capital.

34

Franklin Templeton Variable Insurance Products Trust Managed by Franklin Advisers, Inc. unless indicated otherwise

Franklin Global Real Estate VIP (Class 2) Managed by Franklin Templeton Institutional, LLC	High total return.

Franklin Income VIP (Class 2)	Maximize income while maintaining prospects for capital appreciation.

Franklin Mutual Shares VIP (Class 2) Managed by Franklin Mutual Advisers, LLC	Capital appreciation with income as its secondary goal.

Franklin Rising Dividends VIP (Class 2)	Long-term capital appreciation.

Franklin Strategic Income VIP (Class 2)	High level of current income with capital appreciation over the long term as its secondary goal.

Franklin U.S. Government Securities VIP (Class 2)	Income.

Templeton Global Bond VIP (Class 2)	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

Goldman Sachs Variable Insurance Trust Managed by Goldman Sachs Asset Management, L.P.

Goldman Sachs Multi-Strategy Alternatives	Achieve its investment objective by investing in a combination of underlying variable insurance funds and mutual funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. or an affiliate now or in the future acts as investment adviser or principal underwriter.

Guggenheim Variable Insurance Funds Managed by Security Investors, LLC unless indicated otherwise

Guggenheim VIF Floating Rate Strategies (Series F) Managed by Guggenheim Partners Investment Management, LLC	High level of current income while maximizing total return.

Guggenheim VIF Global Managed Futures Strategy	Positive total returns over time.

Guggenheim VIF High Yield (Series P)	High current income. Capital appreciation is a secondary objective.

Guggenheim VIF Long Short Equity	Long-term capital appreciation.

Guggenheim VIF Multi-Hedge Strategies	Long-term capital appreciation with less risk than traditional equity funds.

Guggenheim VIF Small Cap Value (Series Q)	Long-term capital appreciation.

Guggenheim VIF StylePlus Large Growth (Series Y)	Long-term growth of capital.

Guggenheim VIF StylePlus Mid Growth (Series J)	Long-term growth of capital.

Guggenheim VIF U.S. Total Return Bond (Series E)	Provide total return, comprised of current income and capital appreciation.

Rydex VIF Banking	Capital appreciation.	3:50PM

Rydex VIF Basic Materials	Capital appreciation.	3:50PM

Rydex VIF Biotechnology	Capital appreciation.	3:50PM

Rydex VIF Commodities Strategy	Provide investment results that correlate to the performance of the S&P GSCI™ Commodity Index.	3:50PM

Rydex VIF Consumer Products	Capital appreciation.	3:50PM

Rydex VIF Dow 2x Strategy	Investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis.	3:55PM

Rydex VIF Electronics	Capital appreciation.	3:50PM

Rydex VIF Energy	Capital appreciation.	3:50PM

35

Rydex VIF Energy Services	Capital appreciation.	3:50PM

Rydex VIF Europe 1.25x Strategy	Investment results that correlate to 125% of the daily price movement of the Dow Jones Stoxx 50 Index.	3:55PM

Rydex VIF Financial Services	Capital appreciation.	3:50PM

Rydex VIF Government Long Bond 1.2x Strategy	Investment results that correspond to 120% of the daily price movement of the Long Treasury Bond.	3:55PM

Rydex VIF Health Care	Capital appreciation.	3:50PM

Rydex VIF High Yield Strategy	Investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	3:45PM

Rydex VIF Internet	Capital appreciation.	3:50PM

Rydex VIF Inverse Dow 2x Strategy	Investment returns that inversely correlate to 200% of the daily performance of the DJIA.	3:55PM

Rydex VIF Inverse Government Long Bond Strategy	Total returns that inversely correlate to the daily price movement of the Long Treasury Bond.	3:55PM

Rydex VIF Inverse Mid-Cap Strategy	Investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index.	3:55PM

Rydex VIF Inverse NASDAQ-100 Strategy	Investment returns that inversely correlate to the performance of the NASDAQ 100 Index.	3:55PM

Rydex VIF Inverse Russell 2000 Strategy	Investment returns that inversely correlate to the daily performance of the Russell 2000 Index.	3:55PM

Rydex VIF Inverse S&P 500 Strategy	Investment returns that inversely correlate to the daily performance of the S&P 500 Index.	3:55PM

Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average on a daily basis.	3:55PM

Rydex VIF Leisure	Capital appreciation.	3:50PM

Rydex VIF Mid-Cap 1.5x Strategy	Investment results that correlate to 150% of the performance of the S&P MidCap 400® Index on a daily basis.	3:55PM

Rydex VIF NASDAQ-100 Strategy	Investment returns that correspond to a benchmark for over-the-counter securities.	3:55PM

Rydex VIF NASDAQ-100 2x Strategy	Investment returns that correlate to 200% of the performance of the NASDAQ 100 Index on a daily basis.	3:55PM

Rydex VIF Nova	Investment results that match the performance of a specific benchmark on a daily basis.	3:55PM

Rydex VIF Precious Metals	Capital appreciation.	3:50PM

Rydex VIF Real Estate	Capital appreciation.	3:50PM

Rydex VIF Retailing	Capital appreciation.	3:50PM

Rydex VIF Russell 2000 1.5x Strategy	Investment results that correlate to 150% of the performance of the Russell 2000 Index on a daily basis.	3:55PM

Rydex VIF Russell 2000 2x Strategy	Investment results that correlate to 200% of the performance of the Russell 2000 Index on a daily basis.	3:55PM

Rydex VIF S&P 500 2x Strategy	Investment results that correlate to 200% of the performance of the S&P 500 index on a daily basis.	3:55PM

Rydex VIF S&P 500 Pure Growth	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index.	3:50PM

Rydex VIF S&P 500 Pure Value	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index.	3:50PM

Rydex VIF S&P MidCap 400 Pure Growth	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index.	3:50PM

Rydex VIF S&P MidCap 400 Pure Value	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index.	3:50PM

Rydex VIF S&P SmallCap 600 Pure Growth	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index.	3:50PM

Rydex VIF S&P SmallCap 600 Pure Value	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index.	3:50PM

Rydex VIF Strengthening Dollar 2x Strategy	Investment results that correlate to 200% of the performance of the U.S. Dollar Index on a daily basis.	3:55PM

36

Rydex VIF Technology	Capital appreciation.	3:50PM

Rydex VIF Telecommunications	Capital appreciation.	3:50PM

Rydex VIF Transportation	Capital appreciation.	3:50PM

Rydex VIF Utilities	Capital appreciation.	3:50PM

Rydex VIF Weakening Dollar 2X Strategy	To match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US Dollar Index.	3:55PM

INVESCO Variable Insurance Funds Managed by Invesco Advisers, Inc.

Invesco V.I. Balanced-Risk Allocation (Series II)	Total return with a low to moderate correlation to traditional financial market indices.

Invesco V.I. Comstock (Series I)	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco V.I. Core Equity (Series I)	Long term growth of capital.

Invesco V.I. Core Plus Bond (Series I)	Total return, comprised of current income and capital appreciation.

Invesco V.I. Diversified Dividend (Series I)	Provide reasonable current income and long-term growth of income and capital.

Invesco V.I. Equity and Income (Series I)	Both capital appreciation and current income.

Invesco V.I. Global Real Estate (Series I)	Total return through growth of capital and current income.

Invesco V.I. Government Money Market (Series I)	To provide current income as is consistent with preservation of capital and daily liquidity.

Invesco V.I. Government Securities (Series I)	Total return, comprised of current income and capital appreciation.

Invesco V.I. Growth and Income (Series I)	Seek long term growth of capital and income.

Invesco V.I. Health Care (Series I)	Long term growth of capital.

Invesco V.I. High Yield (Series I)	Total return, comprised of current income and capital appreciation.

Invesco V.I. International Growth (Series I)	Long-term growth of capital.

Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital.

Invesco V.I. Technology (Series I)	Long-term growth of capital.

Invesco V.I. Value Opportunities[2]	Long-term growth of capital.

Ivy Variable Insurance Portfolios Managed by Waddell & Reed Investment Management Company

Ivy VIP Asset Strategy (Class II)	Total return.

Ivy VIP Balanced (Class II)	Total return through a combination of capital appreciation and current income.

Ivy VIP Bond (Class II)	Current income consistent with preservation of capital.

Ivy VIP Energy (Class II)	Capital growth and appreciation.

Ivy VIP Global Bond (Class II)	A high level of current income. Capital appreciation is a secondary objective.

Ivy VIP High Income (Class II)	Total return through a combination of high current income and capital appreciation.

Ivy VIP Limited Term Bond (Class II)	Current income consistent with preservation of capital.

Ivy VIP Mid Cap Growth (Class II)	Growth of capital.

Ivy VIP Natural Resources (Class II)	Capital growth and appreciation.

Ivy VIP Science and Technology (Class II)	Growth of capital.

Ivy VIP Value (Class II)	Capital appreciation.

Janus Aspen Series Managed by Janus Capital Management LLC

Janus Henderson Balanced (Institutional)	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Henderson Enterprise (Institutional)	Long-term growth of capital.

37

Janus Henderson Flexible Bond (Service)	Maximum total return, consistent with preservation of capital.

Janus Henderson Forty (Institutional)	Long-term growth of capital.

Janus Henderson Global Research (Institutional)	Long term growth of capital.

Janus Henderson Mid Cap Value (Institutional)	Capital appreciation.

Janus Henderson Overseas (Institutional)	Long-term growth of capital.

Janus Henderson Research (Institutional)	Long-term growth of capital.

Janus Henderson U.S. Low Volatility (Service)	Capital appreciation.

John Hancock Variable Insurance Trust Managed by John Hancock Investment Management Services, LLC

Emerging Markets Value	Long term capital appreciation.

JPMorgan Insurance Trust Managed by J.P. Morgan Investment Management Inc.

JPMorgan Global Allocation	Long term total return.

JPMorgan Income Builder	Capital appreciation.

Lazard Retirement Series, Inc. Managed by Lazard Asset Management LLC

Lazard Retirement Emerging Markets Equity	Long-term capital appreciation.

Lazard Retirement Global Dynamic Multi Asset	Total return with volatility of approximately 10% over a full market cycle.

Lazard Retirement International Equity	Long-term capital appreciation.

Lazard Retirement U.S. Small-Mid Cap Equity	Long-term capital appreciation.

Legg Mason Partners Variable Equity Trust Managed by Legg Mason Partners Fund Advisor, LLC

ClearBridge Variable Aggressive Growth (Class I)	Capital appreciation.

ClearBridge Variable Dividend Strategy (Class I)	High level of current income, with long-term capital appreciation as its secondary objective.

ClearBridge Variable Large Cap Growth (Class I)	Long-term growth of capital.

ClearBridge Variable Small Cap Growth (Class II)	Long-term growth of capital.

QS Legg Mason Dynamic Multi-Strategy VIT (Class II)	The highest total return (a combination of income and long-term capital appreciation) over time, consistent with its asset mix; seeking to reduce volatility is a secondary objective.

Legg Mason Partners Variable Income Trust Managed by Legg Mason Partners Fund Advisor, LLC

Western Asset Variable Global High Yield Bond (Class I)	To maximize total return.

Lord Abbett Series Fund, Inc. Managed by Lord, Abbett & Co. LLC

Bond Debenture (Class VC)	High current income and the opportunity for capital appreciation to produce a high total return.

Calibrated Dividend Growth (Class VC)	Current income and capital appreciation.

Growth and Income	Long-term growth of capital and income without excessive fluctuations in market value.

38

International Opportunities (Class VC)[2]	Long-term capital appreciation.

MainStay VP Funds Trust Managed by New York Life Investment Management LLC

MainStay VP MacKay Convertible (Service Class 2)	Capital appreciation together with current income.

Merger Fund VL Managed by Westchester Capital Management, LLC

The Merger Fund VL	Capital growth by engaging in merger arbitrage.

MFS Variable Insurance Trust Managed by MFS

MFS Growth Series	Capital appreciation.

MFS Value Series	Capital appreciation.

Mutual Fund & Variable Insurance Trust Managed by Rational Advisors, Inc.

Rational Trend Aggregation VA (Class A)	Total return on investment, with dividend income as an important component of that return.

Nationwide Variable Insurance Trust Managed by Nationwide Fund Advisors

DoubleLine NVIT Total Return Tactical	Total return.

Neuberger Berman NVIT Socially Responsible (Class I)	Long term growth of capital by investing primarily in securities of companies that meet the Funds’ financial criteria and social policy.

NVIT Bond Index (Class Y)	To match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.

NVIT DFA Capital Appreciation (Class P)	Growth of capital and secondarily current income.

NVIT DFA Moderate (Class P)	High level of total return consistent with moderate level of risk.

NVIT Government Money Market (Class Y)	To provide current income as is consistent with preserving capital and maintaining liquidity.

NVIT International Index (Class Y)	To match the performance of the MSCI EAFE Index as closely as possible before the deduction of Fund expenses.

NVIT iShares Global Equity ETF (Class Y)	Long term capital appreciation.

NVIT iShares Global Fixed Income ETF (Class Y)	Total return.

NVIT Mid Cap Index (Class Y)	Capital appreciation.

NVIT Multi-Manager International Value (Class I)	Long term capital appreciation.

NVIT Multi-Manager Mid Cap Value (Class I)	Long term capital appreciation.

NVIT Nationwide Fund (Class I)	Total return through a flexible combination of capital appreciation and current income.

NVIT S&P 500 Index (Class Y)	Long-term capital appreciation.

NVIT Small Cap Index (Class Y)	To match the performance of the Russell 2000 Index as closely as possible before the deduction of Fund expenses.

Neuberger Berman Advisers Management Trust Managed by Neuberger Berman Management LLC

Mid-Cap Growth (Class I)	Growth of capital.

Mid-Cap Intrinsic Value (Class I)	Growth of capital.

Short Duration Bond (Class I)	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

39

U.S. Equity Index PutWrite Strategy (Class S)	Capital appreciation with an emphasis on absolute (i.e. positive) returns.

Northern Lights Variable Trust Various Investment Advisers

7Twelve Balanced Portfolio Managed by 7Twelve Advisors, LLC	Superior volatility risk-adjusted returns when compared to the bond and equity markets in general.

BTS Tactical Fixed Income Managed by BTS Asset Management, Inc.	Total return.

Power Dividend Index Managed by W.E. Donaghue	Total return.

Power Income (Class 2) Managed by W.E. Donoghue & Co., Inc.	Total return from income and capital appreciation with capital preservation as a secondary objective.

Power Momentum Index Managed by W.E. Donaghue	Total return.

Probabilities Fund Managed by Probabilities Fund Management, LLC	Capital appreciation.

TOPS Aggressive Growth ETF (Class 1)[2] Managed by Valmark Advisers, Inc.	Capital appreciation.

TOPS Aggressive Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation.

TOPS Balanced ETF (Class 1)[2] Managed by Valmark Advisers, Inc.	Income and capital appreciation.

TOPS Balanced ETF (Class 2) Managed by Valmark Advisers, Inc.	Income and capital appreciation.

TOPS Conservative ETF (Class 1)[2] Managed by Valmark Advisers, Inc.	To preserve capital and provide moderate income and moderate capital appreciation.

TOPS Conservative ETF (Class 2) Managed by Valmark Advisers, Inc.	To preserve capital and provide moderate income and moderate capital appreciation.

TOPS Growth ETF (Class 1)[2] Managed by Valmark Advisers, Inc.	Capital appreciation.

TOPS Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation.

TOPS Managed Risk Balanced ETF (Class 1)[2] Managed by Valmark Advisers, Inc.	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS Managed Risk Balanced ETF (Class 2) Managed by Valmark Advisers, Inc.	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS Managed Risk Growth ETF (Class 1)[2] Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.

TOPS Managed Risk Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.

TOPS Managed Risk Moderate Growth ETF (Class 1)[2] Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.

TOPS Managed Risk Moderate Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.

TOPS Moderate Growth ETF (Class 1)[2] Managed by Valmark Advisers, Inc.	Capital appreciation.

TOPS Moderate Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation.

Oppenheimer Variable Account Funds Managed by OFI Global Asset Management, Inc.

Oppenheimer Global/VA (Service)	Capital appreciation.

40

Oppenheimer Global Strategic Income/VA (Service)	Total return.

Oppenheimer International Growth/VA (Service)	Capital appreciation.

Oppenheimer Main Street/VA (Service)	Capital appreciation.

Oppenheimer Total Return Bond/VA (Service)	Total return.

PIMCO Variable Insurance Trust Managed by PIMCO

All Asset (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.

All Asset All Authority (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.

All Asset All Authority (Inst. Class)[2]	Maximum real return, consistent with preservation of real capital and prudent investment management.

CommodityRealReturn Strategy (Admin. Class)	Maximum real return, consistent with prudent investment management.

Dynamic Bond (formerly Unconstrained Bond)	Maximum long-term return, consistent with preservation of capital and prudent investment management.

Emerging Markets Bond (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.

Global Bond Opportunities (Admin. Class) (formerly Global Bond)	Maximum total return, consistent with preservation of capital and prudent investment management.

Global Core Bond (Hedged) (Admin. Class)	Total return which exceeds that of its benchmarks, consistent with prudent investment management.

Global Multi-Asset Managed Allocation (Admin. Class)	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.

High Yield (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.

Income (Admin. Class)	Maximize current income. Long-term capital appreciation is a secondary objective.

International Bond US Dollar-Hedged Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management

International Bond (Unhedged) (Admin. Class) (formerly Foreign Bond)	Maximum total return, consistent with preservation of capital and prudent investment management.

Long-Term U.S. Government (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.

Low Duration (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.

Real Return (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.

Short-Term (Admin. Class)	Maximum current income, consistent with preservation of capital and daily liquidity.

Total Return (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust Managed by Pioneer Investment Management, Inc.

Pioneer Bond VCT (Class II)	Current income.

Pioneer Equity Income VCT (Class II)	Current income and long-term growth of capital.

Pioneer Fund VCT (Class II)	Reasonable income and capital growth.

Pioneer High Yield VCT (Class II)	Maximize total return (income plus capital appreciation).

Pioneer Mid Cap Value VCT (Class II)	Capital appreciation.

Pioneer Strategic Income VCT (Class II)	A high level of current income.

ProFunds Managed by ProFund Advisors

41

Access VP High Yield	Seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.	2:55PM

ProFunds VP Asia 30	Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.	3:55PM

ProFunds VP Banks	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Banks Index.	3:55PM

ProFunds VP Basic Materials	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic Materials Index.	3:55PM

ProFunds VP Bear	Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP Biotechnology	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Biotechnology Index.	3:55PM

ProFunds VP Bull	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500.	3:55PM

ProFunds VP Consumer Goods	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Goods Index.	3:55PM

ProFunds VP Consumer Services	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Services Index.	3:55PM

ProFunds VP Emerging Markets	Seeks investment results, before fees and expenses, that correspond to the performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.	3:55PM

ProFunds VP Europe 30	Seeks investment results, before fees and expenses, that correspond to the performance of the Pro-Funds Europe 30 Index.	3:55PM

ProFunds VP Falling US Dollar	Seeks investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index.	3:55PM

ProFunds VP Financials	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Financials Index.	3:55PM

ProFunds VP Government Money Market[3]	Seeks a high level of current income consistent with liquidity and preservation of capital.	3:55PM

ProFunds VP Health Care	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health Care Index.	3:55PM

ProFunds VP Industrials	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.	3:55PM

ProFunds VP International	Seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.	3:55PM

ProFunds VP Internet	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet Composite Index.	3:55PM

42

ProFunds VP Japan	Seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average. Seeks return consistent with investment of equities of the Index hedged to US dollars that is not affected by currency movements in the yen versus the US dollar.	3:55PM

ProFunds VP Large-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index.	3:55PM

ProFunds VP Large-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index.	3:55PM

ProFunds VP Mid-Cap	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400.	3:55PM

ProFunds VP Mid-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index.	3:55PM

ProFunds VP Mid-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index.	3:55PM

ProFunds VP NASDAQ-100	Seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100 Index.	3:55PM

ProFunds VP Oil and Gas	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil and Gas Index.	3:55PM

ProFunds VP Pharmaceuticals	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Pharmaceuticals Index.	3:55PM

ProFunds VP Precious Metals	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious Metals Index.	3:55PM

ProFunds VP Real Estate	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real Estate Index.	3:55PM

ProFunds VP Rising Rates Opportunity	Seeks investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP Semiconductor	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Semiconductors Index.	3:55PM

ProFunds VP Short Emerging Markets	Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP Short International	Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP Short Mid-Cap	Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

43

ProFunds VP Short NASDAQ-100	Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP Short Small-Cap	Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP Small Cap	Seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000 Index.	3:55PM

ProFunds VP Small-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index.	3:55PM

ProFunds VP Small-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index.	3:55PM

ProFunds VP Technology	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Technology Index.	3:55PM

ProFunds VP Telecommunications	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S Telecommunications Index.	3:55PM

ProFunds VP U.S. Government Plus	Seeks investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP UltraBull	Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP UltraMid-Cap	Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP UltraNASDAQ-100	Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP UltraShort NASDAQ-100	Seeks investment results, before fees and expenses, that correspond to twice (2x the inverse (opposite) of the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP UltraSmall-Cap	Seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP Utilities	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.	3:55PM

44

Putnam Variable Trust Managed by Putnam Management

Putnam VT Diversified Income (Class IB)	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.

Putnam VT Equity Income (Class IB)	Seeks capital growth and current income.

Putnam VT High Yield (Class IB)	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

Putnam VT Income (Class IB)	Seeks high current income consistent with what Putnam Management believes to be prudent risk.

Putnam VT Mortgage Securities (Class IB)	High level of current income as Putnam Investment Management LLC believes is consistent with preservation of capital.

Putnam VT Multi Asset Absolute Return (Class IB) (formerly Putnam Absolute Return 500)	Seeks positive total return.

Royce Capital Fund Managed by Royce & Associates, LLC

Royce Micro-Cap (Investment Class)	Long-term growth of capital.

Royce Small-Cap (Investment Class)	Long-term growth of capital.

SEI Insurance Products Trust Managed by SEI Investments Management Corporation

SEI VP Balanced Strategy	Capital appreciation while maintaining broad equity and fixed income market participation.

SEI VP Conservative Strategy	Manage risk of loss while providing the opportunity for modest capital appreciation.

SEI VP Defensive Strategy	Manage risk of loss while providing the opportunity for limited capital appreciation.

SEI VP Market Growth Strategy	Capital appreciation while maintaining broad equity and fixed income market participation.

SEI VP Market Plus Strategy	Long-term capital appreciation.

SEI VP Moderate Strategy	Capital appreciation, while managing the risk of loss.

T. Rowe Price Equity Series, Inc. Managed by T. Rowe Price Associates, Inc.

T. Rowe Price Blue Chip Growth (Class II)	Long-term capital growth. Income is a secondary objective.

T. Rowe Price Equity Income	High level of dividend income and long-term capital growth primarily through investments in stocks.

T. Rowe Price Health Sciences (Class II)	Long term capital appreciation.

T. Rowe Price Fixed Income Series, Inc. Managed by T. Rowe Price Associates, Inc.

T. Rowe Price Limited-Term Bond (Class II)	High level income consistent with moderate fluctuations of principle value.

Third Avenue Variable Series Trust Managed by Third Avenue Management, LLC

Third Avenue Value	Long-term capital appreciation.

Timothy Plan Managed by Timothy Partners, Ltd.

Timothy Plan Conservative Growth VS	Moderate levels of long-term capital growth.

Timothy Plan Strategic Growth VS	Medium to high levels of long-term capital growth.

Two Roads Shared Trust Various Investment Advisers

Redwood Managed Volatility (Class I) Managed by Redwood Investment Management LLC	Total return and prudent management of portfolio downside volatility and downside loss.

45

Redwood Managed Volatility (Class N)[2] Managed by Redwood Investment Management LLC	Total return and prudent management of portfolio downside volatility and downside loss.

VanEck VIP Trust Managed by Van Eck Associates Corporation

Emerging Markets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.

Global Gold (Class S)	Long-term capital appreciation by investing in common stocks of gold-mining companies.

Global Hard Assets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.

Unconstrained Emerging Markets Bond (Initial Class)	High total return-income plus capital appreciation.

Vanguard Variable Insurance Fund Managed by The Vanguard Group, Inc. unless indicated otherwise

Vanguard Balanced Managed by Wellington Management Company, LLP	Long-term capital appreciation and reasonable current income.	2:30PM

Vanguard Capital Growth Managed by PRIMECAP Management Company	Long-term capital appreciation.	2:30PM

Vanguard Conservative Allocation	Current income and low to moderate capital appreciation.	2:30PM

Vanguard Diversified Value Managed by Barrow, Hanley, Mewhinney & Strauss, LLC	Long-term capital appreciation and income.	2:30PM

Vanguard Equity Income Managed by Wellington Management Company, LLP and The Vanguard Group, Inc.	An above-average level of current income and reasonable long-term capital appreciation.	2:30PM

Vanguard Equity Index	To track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	2:30PM

Vanguard Global Bond Index	Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	2:30PM

Vanguard Growth Managed by Delaware Investment Fund Advisers, Wellington Management Company, LLP, and William Blair & Company	Long-term capital appreciation.	2:30PM

Vanguard High Yield Bond Managed by Wellington Management Company, LLP	High level of current income.	2:30PM

Vanguard International Managed by Baillie Gifford Overseas Ltd., M&G Investment Management Limited, Schroder Investment Management North American Inc.	Long-term capital appreciation.	2:30PM

Vanguard Mid-Cap Index	Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	2:30PM

Vanguard Moderate Allocation	Seeks to provide capital appreciation and a low to moderate level of current income.	2:30PM

Vanguard REIT Index	Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	2:30PM

Vanguard Short-Term Investment Grade	Current income while maintaining limited price volatility.	2:30PM

46

Vanguard Small Company Growth[2] Managed by Managed by Granahan Investment Management, Inc., The Vanguard Group, Inc.	Long-term capital appreciation.	2:30PM

Vanguard Total Bond Market Index	Track the performance of a broad, market-weighted bond index.	2:30PM

Vanguard Total International Stock Market Index	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	2:30PM

Vanguard Total Stock Market Index	Track the performance of a benchmark index that measures the investment return of the overall stock market.	2:30PM

Virtus Variable Insurance Trust Managed by Virtus Investment Advisers, Inc.

Virtus Duff & Phelps International Series I	High total return consistent with reasonable risk.

Virtus Duff & Phelps Real Estate Securities Series A	Capital appreciation and income with approximately equal emphasis.

Virtus Newfleet Multi-Sector Intermediate Bond Series A	Long-term total return.

Wells Fargo Advantage Variable Trust Managed by Wells Fargo Funds Management, LLC

VT Discovery (Class 2)	Long term capital appreciation.

VT Opportunity (Class 2)	Long-term capital appreciation.

[1]

We must receive transfer requests involving these Investment Portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these Investment Portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time will be processed on the next business day. This restriction applies only to transfers between sub-accounts involving an Investment Portfolio that imposes an early cut-off. It does not apply to Purchase Payments or Contract Withdrawals.

[2]

This Sub-account is not available as an investment option for new Contracts issued on or after May 1, 2019. Contracts issued prior to May 1, 2019, with assets allocated to this Sub-account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-account provided the allocation to that Sub-account is greater than $0. Once the allocation to this Sub-account falls to $0, this Sub-account is no longer an investment option available under your Contract.

[3]	This Sub-account is no longer available to receive transfers or new Purchase Payments effective May 1, 2019.

47

APPENDIX B

Condensed Financial Information

The following Sub-accounts were added to the Separate Account on May 1, 2019. Therefore, no Condensed Financial Information is available:

•	Mutual Fund & Variable Insurance Trust – Rational Trend Aggregation VA (Class A)

•	Nationwide Variable Insurance Trust – NVIT Government Money Market (Class Y)

•	Nationwide Variable Insurance Trust – NVIT iShares Global Equity ETF (Class Y)

•	Nationwide Variable Insurance Trust – NVIT iShares Global Fixed Income ETF (Class Y)

•	Northern Lights Variable Trust – TOPS Aggressive Growth ETF (Class 2)

•	Northern Lights Variable Trust – TOPS Balanced ETF (Class 2)

•	Vanguard Variable Insurance Fund – Vanguard Conservative Allocation

•	Vanguard Variable Insurance Fund – Vanguard Global Bond Index

•	Vanguard Variable Insurance Fund – Vanguard Moderate Allocation

•	Vanguard Variable Insurance Fund – Vanguard Total International Stock Market Index

Jefferson National Life Insurance Company of New York
Jefferson National Life of New York Annuity Account 1
CONDENSED FINANCIAL INFORMATION
The tables below provide per unit information about the financial history of each Sub-account.
The inception of the funds is April 17, 2015 unless otherwise noted.

	2018	2017	2016	2015
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy
Beginning AUV	$9.37	$8.42	$7.88	$9.10
Ending AUV	$8.96	$9.37	$8.42	$7.88
Ending number of AUs (000s)	9	3	3	1
ALGER PORTFOLIOS:
Alger Capital Appreciation
Beginning AUV	$46.05	$35.13	$34.96	$34.78
Ending AUV	$46.01	$46.05	$35.13	$34.96
Ending number of AUs (000s)	3	2	1	1
Alger Large Cap Growth
Beginning AUV	$28.55	$22.22	$22.41	$23.43
Ending AUV	$29.18	$28.55	$22.22	$22.41
Ending number of AUs (000s)	—	—	—	—
Alger Mid Cap Growth
Beginning AUV	$26.22	$20.20	$20.01	$21.79
Ending AUV	$24.27	$26.22	$20.20	$20.01
Ending number of AUs (000s)	—	—	—	—
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AB VPS Global Thematic Growth
Beginning AUV	$16.20	$11.88	$11.99	$12.58
Ending AUV	$14.58	$16.20	$11.88	$11.99
Ending number of AUs (000s)	—	—	—	—
AB VPS Growth and Income
Beginning AUV	$23.67	$19.90	$17.88	$17.86
Ending AUV	$22.34	$23.67	$19.90	$17.88
Ending number of AUs (000s)	7	9	8	—

48

AB VPS International Growth
Beginning AUV	$11.00	$8.17	$8.79	$9.60
Ending AUV	$9.06	$11.00	$8.17	$8.79
Ending number of AUs (000s)	—	—	—	—
AB VPS International Value
Beginning AUV	$9.11	$7.28	$7.34	$7.85
Ending AUV	$7.02	$9.11	$7.28	$7.34
Ending number of AUs (000s)	32	3	2	—
AB VPS Small/Mid Cap Value
Beginning AUV	$26.71	$23.67	$18.97	$20.64
Ending AUV	$22.62	$26.71	$23.67	$18.97
Ending number of AUs (000s)	7	9	4	1
ALPS VARIABLE INSURANCE TRUST:
ALPS/Alerian Energy Infrastructure
Beginning AUV	$10.40	$10.49	$7.45	$11.85
Ending AUV	$8.43	$10.40	$10.49	$7.45
Ending number of AUs (000s)	15	22	37	17
ALPS/Red Rocks Listed Private Equity (inception May 1, 2015)
Beginning AUV	$12.48	$9.99	$9.25	$9.95
Ending AUV	$10.92	$12.48	$9.99	$9.25
Ending number of AUs (000s)	—	—	—	—
Morningstar Aggressive Growth ETF Asset Allocation
Beginning AUV	$16.81	$14.03	$12.62	$13.53
Ending AUV	$15.24	$16.81	$14.03	$12.62
Ending number of AUs (000s)	—	—	—	—
Morningstar Balanced ETF Asset Allocation
Beginning AUV	$15.87	$14.01	$12.91	$13.63
Ending AUV	$14.88	$15.87	$14.01	$12.91
Ending number of AUs (000s)	21	8	4	—
Morningstar Conservative ETF Asset Allocation
Beginning AUV	$13.50	$12.71	$12.15	$12.54
Ending AUV	$13.18	$13.50	$12.71	$12.15
Ending number of AUs (000s)	2	—	—	—
Morningstar Growth ETF Asset Allocation
Beginning AUV	$16.58	$14.14	$12.89	$13.72
Ending AUV	$15.25	$16.58	$14.14	$12.89
Ending number of AUs (000s)	13	2	2	—
Morningstar Income & Growth ETF Asset Allocation
Beginning AUV	$14.63	$13.31	$12.51	$13.06
Ending AUV	$14.01	$14.63	$13.31	$12.51
Ending number of AUs (000s)	1	1	1	—
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century VP Balanced
Beginning AUV	$22.70	$19.93	$18.63	$19.33
Ending AUV	$21.83	$22.70	$19.93	$18.63
Ending number of AUs (000s)	21	14	3	—

49

American Century VP Income & Growth
Beginning AUV	$25.94	$21.53	$18.97	$20.11
Ending AUV	$24.16	$25.94	$21.53	$18.97
Ending number of AUs (000s)	4	4	2	1
American Century VP Inflation Protection
Beginning AUV	$15.30	$14.76	$14.14	$14.89
Ending AUV	$14.87	$15.30	$14.76	$14.14
Ending number of AUs (000s)	10	9	8	—
American Century VP International
Beginning AUV	$22.16	$16.89	$17.87	$18.80
Ending AUV	$18.78	$22.16	$16.89	$17.87
Ending number of AUs (000s)	29	29	—	—
American Century VP Large Company Value
Beginning AUV	$16.96	$15.27	$13.25	$13.97
Ending AUV	$15.60	$16.96	$15.27	$13.25
Ending number of AUs (000s)	—	—	—	—
American Century VP Ultra
Beginning AUV	$27.09	$20.49	$19.61	$19.27
Ending AUV	$27.29	$27.09	$20.49	$19.61
Ending number of AUs (000s)	3	—	—	—
American Century VP Value
Beginning AUV	$26.25	$24.14	$20.03	$21.02
Ending AUV	$23.84	$26.25	$24.14	$20.03
Ending number of AUs (000s)	1	1	—	—
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation
Beginning AUV	$13.78	$11.89	$10.89	$11.00
Ending AUV	$13.11	$13.78	$11.89	$10.89
Ending number of AUs (000s)	46	36	11	1
Blue Chip Income and Growth
Beginning AUV	$16.01	$13.72	$11.58	$12.15
Ending AUV	$14.58	$16.01	$13.72	$11.58
Ending number of AUs (000s)	8	5	3	—
Bond
Beginning AUV	$11.07	$10.72	$10.43	$10.65
Ending AUV	$10.97	$11.07	$10.72	$10.43
Ending number of AUs (000s)	9	62	54	—
Capital Income Builder (inception May 1, 2018)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$9.56	N/A	N/A	N/A
Ending number of AUs (000s)	1	N/A	N/A	N/A
Global Bond
Beginning AUV	$10.57	$9.91	$9.68	$10.12
Ending AUV	$10.40	$10.57	$9.91	$9.68

50

Ending number of AUs (000s)	14	10	—	—
Global Growth & Income (inception May 1, 2018)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$8.90	N/A	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A	N/A
Global Growth (inception May 1, 2018)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$8.84	N/A	N/A	N/A
Ending number of AUs (000s)	1	N/A	N/A	N/A
Global Small Cap (inception May 1, 2018)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$8.76	N/A	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A	N/A
Growth
Beginning AUV	$16.78	$13.11	$12.00	$11.83
Ending AUV	$16.69	$16.78	$13.11	$12.00
Ending number of AUs (000s)	38	31	8	13
Growth-Income
Beginning AUV	$15.82	$12.96	$11.65	$11.90
Ending AUV	$15.50	$15.82	$12.96	$11.65
Ending number of AUs (000s)	25	22	15	—
High-Income Bond
Beginning AUV	$11.75	$11.02	$9.39	$10.45
Ending AUV	$11.44	$11.75	$11.02	$9.39
Ending number of AUs (000s)	5	54	84	—
International
Beginning AUV	$13.26	$10.06	$9.74	$11.05
Ending AUV	$11.49	$13.26	$10.06	$9.74
Ending number of AUs (000s)	51	57	35	19
International Growth & Income (inception May 1, 2018)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$8.76	N/A	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A	N/A
Managed Risk Asset Allocation
Beginning AUV	$12.82	$11.17	$10.41	$10.68
Ending AUV	$12.19	$12.82	$11.17	$10.41
Ending number of AUs (000s)	25	22	9	9
Managed Risk Blue Chip Income and Growth
Beginning AUV	$13.53	$11.76	$10.37	$11.14
Ending AUV	$12.53	$13.53	$11.76	$10.37
Ending number of AUs (000s)	7	5	2	—
Mortgage
Beginning AUV	$10.88	$10.77	$10.56	$10.60
Ending AUV	$10.88	$10.88	$10.77	$10.56

51

Ending number of AUs (000s)	7	46	63	37
New World (inception July 31, 2015)
Beginning AUV	$12.90	$9.99	$9.51	$10.05
Ending AUV	$11.06	$12.90	$9.99	$9.51
Ending number of AUs (000s)	66	39	5	—
U.S. Government/AAA Rated Securities (inception May 1, 2018)
Beginning AUV	$10.000	N/A	N/A	N/A
Ending AUV	$10.28	N/A	N/A	N/A
Ending number of AUs (000s)	1	N/A	N/A	N/A
BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Advantage Large Cap Core V.I.
Beginning AUV	$23.38	$19.17	$17.39	$17.56
Ending AUV	$22.09	$23.38	$19.17	$17.39
Ending number of AUs (000s)	1	1	—	—
BlackRock Advantage Large Cap Value V.I.
Beginning AUV	$22.81	$19.52	$17.25	$17.68
Ending AUV	$20.88	$22.81	$19.52	$17.25
Ending number of AUs (000s)	—	—	—	—
BlackRock Equity Dividend V.I.
Beginning AUV	$21.24	$18.23	$15.71	$15.78
Ending AUV	$19.66	$21.24	$18.23	$15.71
Ending number of AUs (000s)	—	—	—	—
BlackRock Global Allocation V.I.
Beginning AUV	$14.98	$13.17	$12.69	$13.38
Ending AUV	$13.84	$14.98	$13.17	$12.69
Ending number of AUs (000s)	33	27	27	22
BlackRock Large Cap Focus Growth V.I.
Beginning AUV	$25.62	$19.82	$18.43	$18.30
Ending AUV	$26.33	$25.62	$19.82	$18.43
Ending number of AUs (000s)	5	—	—	—
BLACKROCK VARIABLE SERIES FUNDS II, INC.:
BlackRock High Yield V.I. (inception February 3, 2012)
Beginning AUV	$14.43	$13.48	$11.95	$12.82
Ending AUV	$14.01	$14.43	$13.48	$11.95
Ending number of AUs (000s)	24	36	19	13
BlackRock Total Return V.I.
Beginning AUV	$11.64	$11.28	$11.01	$11.28
Ending AUV	$11.56	$11.64	$11.28	$11.01
Ending number of AUs (000s)	23	72	70	5
BlackRock U.S. Government Bond V.I.
Beginning AUV	$10.57	$10.44	$10.34	$10.50
Ending AUV	$10.57	$10.57	$10.44	$10.34
Ending number of AUs (000s)	33	32	33	14
CALVERT VARIABLE PRODUCTS:
Calvert VP SRI Balanced
Beginning AUV	$12.50	$11.23	$10.46	$10.99

52

Ending AUV	$12.17	$12.50	$11.23	$10.46
Ending number of AUs (000s)	5	5	5	—
COLUMBIA FUNDS VARIABLE INSURANCE TRUST:
AQR Managed Futures Strategy (inception December 18, 2015
Beginning AUV	$8.99	$9.08	$9.99	$10.00
Ending AUV	$8.30	$8.99	$9.08	$9.99
Ending number of AUs (000s)	16	28	20	—
Select Large-Cap Value
Beginning AUV	$23.09	$19.09	$15.91	$16.82
Ending AUV	$20.27	$23.09	$19.09	$15.91
Ending number of AUs (000s)	17	17	—	—
Select Smaller-Cap Value
Beginning AUV	$20.31	$18.09	$15.87	$17.45
Ending AUV	$17.75	$20.31	$18.09	$15.87
Ending number of AUs (000s)	3	1	—	—
Seligman Global Technology
Beginning AUV	$50.59	$37.49	$31.50	$30.30
Ending AUV	$46.31	$50.59	$37.49	$31.50
Ending number of AUs (000s)	6	4	—	—
Strategic Income (inception date May 2, 2016)
Beginning AUV	$11.02	$10.41	$10.00	N/A
Ending AUV	$10.95	$11.02	$10.41	N/A
Ending number of AUs (000s)	31	7	—	—
CREDIT SUISSE TRUST:
Commodity Return Strategy
Beginning AUV	$5.71	$5.63	$5.02	$6.52
Ending AUV	$5.05	$5.71	$5.63	$5.02
Ending number of AUs (000s)	4	1	1	—
DELAWARE VARIABLE INSURANCE PRODUCT TRUST:
Delaware VIP Small Cap Value Series (inception date July 31, 2015)
Beginning AUV	$13.74	$12.30	$9.38	$10.03
Ending AUV	$11.41	$13.74	$12.30	$9.38
Ending number of AUs (000s)	17	19	6	—
DFA INVESTMENT DIMENSIONS GROUP INC:
DFA VA Global Moderate Allocation
Beginning AUV	$12.27	$10.74	$9.87	$10.40
Ending AUV	$11.39	$12.27	$10.74	$9.87
Ending number of AUs (000s)	157	140	111	92
VA Equity Allocation (inception November 3, 2017)
Beginning AUV	$10.37	$10.00	N/A	N/A
Ending AUV	$9.19	$10.37	N/A	N/A
Ending number of AUs (000s)	14	—	—	—
VA Global Bond
Beginning AUV	$10.74	$10.54	$10.39	$10.44
Ending AUV	$10.90	$10.74	$10.54	$10.39
Ending number of AUs (000s)	97	92	73	—

53

VA International Small
Beginning AUV	$13.73	$10.59	$9.99	$10.22
Ending AUV	$10.99	$13.73	$10.59	$9.99
Ending number of AUs (000s)	85	65	29	14
VA International Value
Beginning AUV	$11.79	$9.40	$8.63	$10.03
Ending AUV	$9.75	$11.79	$9.40	$8.63
Ending number of AUs (000s)	209	101	80	45
VA Short-Term Fixed
Beginning AUV	$10.09	$10.03	$9.98	$10.00
Ending AUV	$10.24	$10.09	$10.03	$9.98
Ending number of AUs (000s)	93	34	13	1
VA U.S. Large Value
Beginning AUV	$14.79	$12.45	$10.50	$11.10
Ending AUV	$12.97	$14.79	$12.45	$10.50
Ending number of AUs (000s)	197	78	43	25
VA U.S. Targeted Value
Beginning AUV	$13.63	$12.45	$9.79	$10.73
Ending AUV	$11.44	$13.63	$12.45	$9.79
Ending number of AUs (000s)	73	62	35	9
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index
Beginning AUV	$33.70	$29.98	$23.85	$25.22
Ending AUV	$30.68	$33.70	$29.98	$23.85
Ending number of AUs (000s)	22	8	4	2
DREYFUS SUSTAINABLE U.S. EQUITY FUND, INC. (THE)
Beginning AUV	$27.51	$23.85	$21.61	$22.74
Ending AUV	$26.29	$27.51	$23.85	$21.61
Ending number of AUs (000s)	2	2	1	—
DREYFUS STOCK INDEX FUND, INC.
Beginning AUV	$15.45	$12.74	$11.44	$11.51
Ending AUV	$14.69	$15.45	$12.74	$11.44
Ending number of AUs (000s)	11	93	81	—
DREYFUS VARIABLE INVESTMENT FUND:
International Value
Beginning AUV	$15.81	$12.30	$12.48	$14.05
Ending AUV	$13.15	$15.81	$12.30	$12.48
Ending number of AUs (000s)	7	9	7	—
EATON VANCE VARIABLE TRUST:
Eaton Vance VT Floating-Rate Income
Beginning AUV	$13.34	$12.89	$11.84	$12.23
Ending AUV	$13.33	$13.34	$12.89	$11.84
Ending number of AUs (000s)	88	97	95	—
FEDERATED INSURANCE SERIES:
Federated High Income Bond II
Beginning AUV	$24.93	$23.31	$20.31	$21.61

54

Ending AUV	$24.11	$24.93	$23.31	$20.31
Ending number of AUs (000s)	6	3	1	—
Federated Kaufmann II
Beginning AUV	$24.41	$19.08	$18.45	$19.22
Ending AUV	$25.28	$24.41	$19.08	$18.45
Ending number of AUs (000s)	4	1	—	—
Federated Managed Volatility II
Beginning AUV	$26.22	$22.20	$20.61	$22.77
Ending AUV	$23.99	$26.22	$22.20	$20.61
Ending number of AUs (000s)	9	5	3	8
FIDELITY VARIABLE INSURANCE PRODUCTS:
Fidelity VIP Balanced
Beginning AUV	$19.02	$16.38	$15.31	$15.71
Ending AUV	$18.18	$19.02	$16.38	$15.31
Ending number of AUs (000s)	23	30	1	6
Fidelity VIP Contrafund
Beginning AUV	$23.11	$19.01	$17.64	$18.16
Ending AUV	$21.57	$23.11	$19.01	$17.64
Ending number of AUs (000s)	10	9	3	4
Fidelity VIP Disciplined Small Cap
Beginning AUV	$23.44	$21.95	$17.95	$19.45
Ending AUV	$20.33	$23.44	$21.95	$17.95
Ending number of AUs (000s)	1	5	1	—
Fidelity VIP Equity-Income
Beginning AUV	$22.10	$19.62	$16.67	$17.71
Ending AUV	$20.22	$22.10	$19.62	$16.67
Ending number of AUs (000s)	—	—	—	—
Fidelity VIP Freedom Income (inception date May 2, 2016)
Beginning AUV	$11.04	$10.19	$10.00	N/A
Ending AUV	$10.79	$11.04	$10.19	N/A
Ending number of AUs (000s)	5	4	—	—
Fidelity VIP Growth
Beginning AUV	$26.65	$19.77	$19.66	$19.24
Ending AUV	$26.53	$26.65	$19.77	$19.66
Ending number of AUs (000s)	45	4	2	2
Fidelity VIP Growth & Income
Beginning AUV	$24.55	$21.05	$18.18	$19.08
Ending AUV	$22.29	$24.55	$21.05	$18.18
Ending number of AUs (000s)	—	—	—	—
Fidelity VIP Growth Opportunities
Beginning AUV	$28.35	$21.13	$21.11	$20.82
Ending AUV	$31.81	$28.35	$21.13	$21.11
Ending number of AUs (000s)	1	—	—	—
Fidelity VIP High Income
Beginning AUV	$14.89	$13.93	$12.20	$13.24

55

Ending AUV	$14.35	$14.89	$13.93	$12.20
Ending number of AUs (000s)	33	2	—	—
Fidelity VIP International Capital Appreciation
Beginning AUV	$19.06	$14.01	$14.47	$14.87
Ending AUV	$16.59	$19.06	$14.01	$14.47
Ending number of AUs (000s)	8	8	—	—
Fidelity VIP Investment Grade Bond
Beginning AUV	$12.53	$12.05	$11.53	$11.89
Ending AUV	$12.43	$12.53	$12.05	$11.53
Ending number of AUs (000s)	49	40	26	—
Fidelity VIP Mid Cap
Beginning AUV	$20.18	$16.75	$14.96	$15.97
Ending AUV	$17.20	$20.18	$16.75	$14.96
Ending number of AUs (000s)	7	3	3	2
Fidelity VIP Overseas
Beginning AUV	$15.43	$11.87	$12.53	$13.07
Ending AUV	$13.11	$15.43	$11.87	$12.53
Ending number of AUs (000s)	12	13	8	6
Fidelity VIP Real Estate
Beginning AUV	$20.24	$19.50	$18.49	$18.29
Ending AUV	$18.93	$20.24	$19.50	$18.49
Ending number of AUs (000s)	1	1	—	—
Fidelity VIP Strategic Income
Beginning AUV	$13.54	$12.59	$11.66	$12.21
Ending AUV	$13.16	$13.54	$12.59	$11.66
Ending number of AUs (000s)	21	18	5	4
Fidelity VIP Value
Beginning AUV	$23.42	$20.30	$18.17	$19.16
Ending AUV	$20.12	$23.42	$20.30	$18.17
Ending number of AUs (000s)	—	—	—	—
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund
Beginning AUV	$22.15	$19.33	$18.38	$19.46
Ending AUV	$19.81	$22.15	$19.33	$18.38
Ending number of AUs (000s)	2	1	—	1
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Global Real Estate VIP
Beginning AUV	$22.70	$20.55	$20.44	$21.10
Ending AUV	$21.16	$22.70	$20.55	$20.44
Ending number of AUs (000s)	—	—	—	—
Franklin Income VIP
Beginning AUV	$24.59	$22.42	$19.66	$21.56
Ending AUV	$23.53	$24.59	$22.42	$19.66
Ending number of AUs (000s)	4	3	1	—
Franklin Mutual Shares VIP

56

Beginning AUV	$25.72	$23.74	$20.45	$22.34
Ending AUV	$23.39	$25.72	$23.74	$20.45
Ending number of AUs (000s)	2	1	2	1
Franklin Rising Dividends VIP (inception July 31, 2015)
Beginning AUV	$13.49	$11.19	$9.64	$9.98
Ending AUV	$12.81	$13.49	$11.19	$9.64
Ending number of AUs (000s)	13	17	11	—
Franklin Strategic Income VIP
Beginning AUV	$18.96	$18.14	$16.80	$17.80
Ending AUV	$18.56	$18.96	$18.14	$16.80
Ending number of AUs (000s)	13	9	3	5
Franklin U.S. Government Securities VIP
Beginning AUV	$12.59	$12.43	$12.34	$12.39
Ending AUV	$12.63	$12.59	$12.43	$12.34
Ending number of AUs (000s)	3	3	5	5
Templeton Global Bond VIP
Beginning AUV	$17.29	$16.97	$16.48	$17.42
Ending AUV	$17.63	$17.29	$16.97	$16.48
Ending number of AUs (000s)	26	29	19	18
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Multi-Strategy Alternatives
Beginning AUV	$9.89	$9.41	$9.38	$9.94
Ending AUV	$9.19	$9.89	$9.41	$9.38
Ending number of AUs (000s)	4	4	1	—
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Guggenheim VIF Floating Rate Strategies (Series F)
Beginning AUV	$11.87	$11.47	$10.57	$10.73
Ending AUV	$11.78	$11.87	$11.47	$10.57
Ending number of AUs (000s)	51	38	88	22
Guggenheim VIF Global Managed Futures Strategy
Beginning AUV	$7.58	$6.97	$8.18	$9.00
Ending AUV	$6.90	$7.58	$6.97	$8.18
Ending number of AUs (000s)	10	9	1	—
Guggenheim VIF High Yield (Series P)
Beginning AUV	$15.37	$14.47	$12.32	$13.27
Ending AUV	$14.74	$15.37	$14.47	$12.32
Ending number of AUs (000s)	8	10	—	—
Guggenheim VIF Long Short Equity
Beginning AUV	$18.87	$16.43	$16.32	$16.42
Ending AUV	$16.43	$18.87	$16.43	$16.32
Ending number of AUs (000s)	1	—	—	—
Guggenheim VIF Multi-Hedge Strategies
Beginning AUV	$10.68	$10.30	$10.35	$10.41
Ending AUV	$10.14	$10.68	$10.30	$10.35
Ending number of AUs (000s)	15	14	7	6

57

Guggenheim VIF Small Cap Value (Series Q)
Beginning AUV	$20.59	$19.85	$15.68	$17.12
Ending AUV	$17.98	$20.59	$19.85	$15.68
Ending number of AUs (000s)	1	1	—	—
Guggenheim VIF StylePlus Large Growth (Series Y)
Beginning AUV	$24.58	$18.89	$17.37	$17.19
Ending AUV	$23.68	$24.58	$18.89	$17.37
Ending number of AUs (000s)	1	1	—	—
Guggenheim VIF StylePlus Mid Growth (Series J)
Beginning AUV	$23.51	$18.86	$17.36	$18.42
Ending AUV	$21.84	$23.51	$18.86	$17.36
Ending number of AUs (000s)	1	1	—	—
Guggenheim VIF U.S. Total Return Bond (Series E)
Beginning AUV	$13.99	$13.11	$12.27	$12.40
Ending AUV	$14.15	$13.99	$13.11	$12.27
Ending number of AUs (000s)	82	69	3	—
Rydex VIF Banking
Beginning AUV	$9.77	$8.68	$6.82	$7.14
Ending AUV	$7.89	$9.77	$8.68	$6.82
Ending number of AUs (000s)	—	5	—	—
Rydex VIF Basic Materials
Beginning AUV	$23.85	$19.64	$15.01	$18.60
Ending AUV	$19.69	$23.85	$19.64	$15.01
Ending number of AUs (000s)	—	1	6	—
Rydex VIF Biotechnology
Beginning AUV	$49.62	$38.33	$47.71	$51.82
Ending AUV	$44.93	$49.62	$38.33	$47.71
Ending number of AUs (000s)	2	—	—	—
Rydex VIF Commodities Strategy
Beginning AUV	$2.87	$2.74	$2.49	$3.70
Ending AUV	$2.43	$2.87	$2.74	$2.49
Ending number of AUs (000s)	—	—	—	—
Rydex VIF Consumer Products
Beginning AUV	$31.66	$28.39	$26.93	$26.18
Ending AUV	$27.82	$31.66	$28.39	$26.93
Ending number of AUs (000s)	10	10	10	28
Rydex VIF Dow 2X Strategy
Beginning AUV	$47.79	$30.15	$23.06	$24.10
Ending AUV	$40.99	$47.79	$30.15	$23.06
Ending number of AUs (000s)	—	—	—	—
Rydex VIF Electronics
Beginning AUV	$26.83	$20.47	$16.46	$17.21
Ending AUV	$23.42	$26.83	$20.47	$16.46
Ending number of AUs (000s)	1	1	—	—
Rydex VIF Energy

58

Beginning AUV	$14.15	$15.10	$11.49	$17.60
Ending AUV	$10.54	$14.15	$15.10	$11.49
Ending number of AUs (000s)	—	2	1	—
Rydex VIF Energy Services
Beginning AUV	$10.26	$12.61	$10.24	$15.47
Ending AUV	$5.58	$10.26	$12.61	$10.24
Ending number of AUs (000s)	—	—	—	—
Rydex VIF Europe 1.25X Strategy
Beginning AUV	$11.07	$8.61	$9.12	$10.56
Ending AUV	$8.97	$11.07	$8.61	$9.12
Ending number of AUs (000s)	—	—	—	—
Rydex VIF Financial Services
Beginning AUV	$14.62	$12.65	$10.92	$11.33
Ending AUV	$12.82	$14.62	$12.65	$10.92
Ending number of AUs (000s)	—	2	1	—
Rydex VIF Government Long Bond 1.2X Strategy
Beginning AUV	$19.43	$17.72	$17.78	$19.89
Ending AUV	$18.40	$19.43	$17.72	$17.78
Ending number of AUs (000s)	1	—	—	—
Rydex VIF Health Care
Beginning AUV	$30.58	$24.89	$27.56	$29.51
Ending AUV	$30.96	$30.58	$24.89	$27.56
Ending number of AUs (000s)	—	1	1	9
Rydex VIF High Yield Strategy
Beginning AUV	$11.89	$11.13	$9.97	$10.31
Ending AUV	$11.79	$11.89	$11.13	$9.97
Ending number of AUs (000s)	—	—	—	—
Rydex VIF Internet
Beginning AUV	$39.59	$29.55	$28.30	$27.08
Ending AUV	$38.32	$39.59	$29.55	$28.30
Ending number of AUs (000s)	—	1	—	—
Rydex VIF Inverse Dow 2X Strategy
Beginning AUV	$0.40	$0.66	$0.93	$0.98
Ending AUV	$0.41	$0.40	$0.66	$0.93
Ending number of AUs (000s)	—	—	—	—
Rydex VIF Inverse Government Long Bond Strategy
Beginning AUV	$3.71	$4.07	$4.19	$3.97
Ending AUV	$3.85	$3.71	$4.07	$4.19
Ending number of AUs (000s)	1	6	—	—
Rydex VIF Inverse Mid-Cap Strategy
Beginning AUV	$1.81	$2.09	$2.58	$2.47
Ending AUV	$2.00	$1.81	$2.09	$2.58
Ending number of AUs (000s)	—	—	—	—
Rydex VIF Inverse NASDAQ-100® Strategy
Beginning AUV	$1.36	$1.81	$2.00	$2.22

59

Ending AUV	$1.33	$1.36	$1.81	$2.00
Ending number of AUs (000s)	22	—	—	—
Rydex VIF Inverse Russell 2000® Strategy
Beginning AUV	$1.62	$1.87	$2.34	$2.22
Ending AUV	$1.80	$1.62	$1.87	$2.34
Ending number of AUs (000s)	—	—	—	—
Rydex VIF Inverse S&P 500 Strategy
Beginning AUV	$2.44	$2.96	$3.36	$3.44
Ending AUV	$2.54	$2.44	$2.96	$3.36
Ending number of AUs (000s)	—	—	—	—
Rydex VIF Japan 2X Strategy
Beginning AUV	$24.96	$16.61	$15.25	$17.39
Ending AUV	$19.23	$24.96	$16.61	$15.25
Ending number of AUs (000s)	—	—	—	—
Rydex VIF Leisure
Beginning AUV	$27.89	$23.22	$21.20	$21.84
Ending AUV	$24.15	$27.89	$23.22	$21.20
Ending number of AUs (000s)	—	—	—	—
Rydex VIF Mid Cap 1.5X Strategy
Beginning AUV	$38.51	$31.45	$24.26	$27.38
Ending AUV	$31.04	$38.51	$31.45	$24.26
Ending number of AUs (000s)	—	—	—	—
Rydex VIF NASDAQ-100®
Beginning AUV	$42.51	$32.42	$30.59	$29.00
Ending AUV	$41.74	$42.51	$32.42	$30.59
Ending number of AUs (000s)	25	1	1	2
Rydex VIF NASDAQ-100® 2X Strategy
Beginning AUV	$97.89	$57.76	$52.70	$48.24
Ending AUV	$88.78	$97.89	$57.76	$52.70
Ending number of AUs (000s)	5	4	3	3
Rydex VIF Nova
Beginning AUV	$32.09	$24.35	$21.04	$21.58
Ending AUV	$28.78	$32.09	$24.35	$21.04
Ending number of AUs (000s)	—	9	9	—
Rydex VIF Precious Metals
Beginning AUV	$10.69	$9.99	$6.03	$8.94
Ending AUV	$8.92	$10.69	$9.99	$6.03
Ending number of AUs (000s)	—	—	8	—
Rydex VIF Real Estate
Beginning AUV	$18.81	$17.64	$16.01	$16.57
Ending AUV	$17.43	$18.81	$17.64	$16.01
Ending number of AUs (000s)	2	3	1	—
Rydex VIF Retailing
Beginning AUV	$26.02	$23.06	$22.99	$24.45
Ending AUV	$25.18	$26.02	$23.06	$22.99

60

Ending number of AUs (000s)	—	1	1	—
Rydex VIF Russell 2000® 1.5X Strategy
Beginning AUV	$30.97	$25.80	$19.79	$23.01
Ending AUV	$24.91	$30.97	$25.80	$19.79
Ending number of AUs (000s)	7	—	—	—
Rydex VIF Russell 2000® 2X Strategy
Beginning AUV	$19.07	$15.10	$10.94	$13.49
Ending AUV	$14.07	$19.07	$15.10	$10.94
Ending number of AUs (000s)	—	—	—	—
Rydex VIF S&P 500 2X Strategy
Beginning AUV	$36.87	$25.69	$21.34	$22.18
Ending AUV	$31.19	$36.87	$25.69	$21.34
Ending number of AUs (000s)	11	6	—	—
Rydex VIF S&P 500 Pure Growth
Beginning AUV	$29.79	$23.95	$23.35	$24.14
Ending AUV	$28.11	$29.79	$23.95	$23.35
Ending number of AUs (000s)	—	—	—	1
Rydex S VIF &P 500 Pure Value
Beginning AUV	$26.76	$23.10	$19.68	$21.77
Ending AUV	$23.20	$26.76	$23.10	$19.68
Ending number of AUs (000s)	—	2	1	—
Rydex VIF S&P 500 MidCap 400 Pure Growth
Beginning AUV	$32.56	$27.41	$26.69	$28.44
Ending AUV	$27.73	$32.56	$27.41	$26.69
Ending number of AUs (000s)	—	—	—	—
Rydex VIF S&P 500 MidCap 400 Pure Value
Beginning AUV	$26.98	$23.84	$18.50	$21.37
Ending AUV	$21.86	$26.98	$23.84	$18.50
Ending number of AUs (000s)	—	—	—	—
Rydex VIF S&P 500 SmallCap 600 Pure Growth
Beginning AUV	$30.02	$25.87	$21.79	$23.87
Ending AUV	$27.31	$30.02	$25.87	$21.79
Ending number of AUs (000s)	—	—	—	—
Rydex VIF S&P 500 SmallCap 600 Pure Value
Beginning AUV	$21.94	$22.00	$16.70	$19.75
Ending AUV	$17.42	$21.94	$22.00	$16.70
Ending number of AUs (000s)	—	—	1	1
Rydex S VIF trengthening Dollar 2X Strategy
Beginning AUV	$7.50	$9.10	$8.51	$8.57
Ending AUV	$8.38	$7.50	$9.10	$8.51
Ending number of AUs (000s)	—	—	—	—
Rydex VIF Technology
Beginning AUV	$29.22	$22.03	$19.84	$20.08
Ending AUV	$28.78	$29.22	$22.03	$19.84

61

Ending number of AUs (000s)	1	1	1	—
Rydex VIF Telecommunications
Beginning AUV	$15.02	$14.19	$12.09	$13.19
Ending AUV	$14.23	$15.02	$14.19	$12.09
Ending number of AUs (000s)	—	2	1	—
Rydex VIF Transportation
Beginning AUV	$31.12	$25.50	$22.09	$25.13
Ending AUV	$24.88	$31.12	$25.50	$22.09
Ending number of AUs (000s)	—	1	—	—
Rydex VIF Utilities
Beginning AUV	$24.37	$21.96	$18.87	$19.49
Ending AUV	$25.30	$24.37	$21.96	$18.87
Ending number of AUs (000s)	—	1	1	—
Rydex VIF Weakening Dollar 2X Strategy
Beginning AUV	$7.87	$6.60	$7.22	$7.47
Ending AUV	$6.95	$7.87	$6.60	$7.22
Ending number of AUs (000s)	—	—	—	—
INVESCO VARIABLE INSURANCE FUNDS:
Invesco V.I. Balanced Risk Allocation
Beginning AUV	$13.04	$11.87	$10.64	$11.68
Ending AUV	$12.16	$13.04	$11.87	$10.64
Ending number of AUs (000s)	24	6	—	—
Invesco V.I. Comstock
Beginning AUV	$23.78	$20.18	$17.20	$18.68
Ending AUV	$20.89	$23.78	$20.18	$17.20
Ending number of AUs (000s)	—	—	—	1
Invesco V.I. Core Equity
Beginning AUV	$21.77	$19.24	$17.45	$18.72
Ending AUV	$19.73	$21.77	$19.24	$17.45
Ending number of AUs (000s)	—	—	—	—
Invesco V.I. Core Plus Bond (inception date May 2, 2016)
Beginning AUV	$10.89	$10.24	$10.00	N/A
Ending AUV	$10.64	$10.89	$10.24	N/A
Ending number of AUs (000s)	26	17	—	—
Invesco V.I. Diversified Dividend
Beginning AUV	$20.60	$18.97	$16.53	$16.52
Ending AUV	$19.04	$20.60	$18.97	$16.53
Ending number of AUs (000s)	18	14	10	1
Invesco V.I. Equity and Income
Beginning AUV	$19.75	$17.79	$15.45	$16.04
Ending AUV	$17.87	$19.75	$17.79	$15.45
Ending number of AUs (000s)	30	23	5	—
Invesco V.I. Global Real Estate
Beginning AUV	$21.64	$19.14	$18.76	$19.94
Ending AUV	$20.31	$21.64	$19.14	$18.76

62

Ending number of AUs (000s)	7	3	1	1
Invesco V.I. Government Money Market
Beginning AUV	$10.07	$10.02	$10.01	$10.01
Ending AUV	$10.23	$10.07	$10.02	$10.01
Ending number of AUs (000s)	1,177	798	328	237
Invesco V.I. Government Securities
Beginning AUV	$13.92	$13.65	$13.49	$13.68
Ending AUV	$14.00	$13.92	$13.65	$13.49
Ending number of AUs (000s)	34	—	1	—
Invesco V.I. Growth and Income
Beginning AUV	$23.30	$20.38	$17.03	$17.78
Ending AUV	$20.18	$23.30	$20.38	$17.03
Ending number of AUs (000s)	—	—	—	—
Invesco V.I. Health Care
Beginning AUV	$28.48	$24.58	$27.77	$29.79
Ending AUV	$28.73	$28.48	$24.58	$27.77
Ending number of AUs (000s)	—	—	—	—
Invesco V.I. High Yield
Beginning AUV	$22.27	$20.95	$18.84	$20.16
Ending AUV	$21.52	$22.27	$20.95	$18.84
Ending number of AUs (000s)	—	—	—	—
Invesco V.I. International Growth
Beginning AUV	$13.54	$11.00	$11.05	$12.09
Ending AUV	$11.51	$13.54	$11.00	$11.05
Ending number of AUs (000s)	2	2	1	—
Invesco V.I. Mid Cap Core Equity
Beginning AUV	$24.12	$21.04	$18.59	$19.95
Ending AUV	$21.32	$24.12	$21.04	$18.59
Ending number of AUs (000s)	—	—	—	2
Invesco V.I. Technology
Beginning AUV	$30.76	$22.76	$22.94	$22.18
Ending AUV	$30.62	$30.76	$22.76	$22.94
Ending number of AUs (000s)	8	3	—	—
IVY VARIABLE INSURANCE PORTFOLIOS:
Ivy VIP Asset Strategy
Beginning AUV	$14.98	$12.67	$13.00	$14.57
Ending AUV	$14.17	$14.98	$12.67	$13.00
Ending number of AUs (000s)	—	—	4	—
Ivy VIP Balanced
Beginning AUV	$20.45	$18.36	$18.00	$18.60
Ending AUV	$19.79	$20.45	$18.36	$18.00
Ending number of AUs (000s)	—	—	—	—
Ivy VIP Bond
Beginning AUV	$13.21	$12.70	$12.21	$12.46
Ending AUV	$12.96	$13.21	$12.70	$12.21

63

Ending number of AUs (000s)	—	—	—	—
Ivy VIP Energy
Beginning AUV	$12.22	$13.99	$10.40	$14.40
Ending AUV	$8.05	$12.22	$13.99	$10.40
Ending number of AUs (000s)	—	—	—	—
Ivy VIP Global Bond
Beginning AUV	$11.79	$11.31	$10.56	$11.06
Ending AUV	$11.77	$11.79	$11.31	$10.56
Ending number of AUs (000s)	9	3	1	—
Ivy VIP High Income
Beginning AUV	$19.22	$18.01	$15.50	$17.03
Ending AUV	$18.81	$19.22	$18.01	$15.50
Ending number of AUs (000s)	5	1	—	—
Ivy VIP Limited-Term Bond
Beginning AUV	$10.47	$10.32	$10.13	$10.20
Ending AUV	$10.55	$10.47	$10.32	$10.13
Ending number of AUs (000s)	3	3	—	—
Ivy VIP Mid Cap Growth
Beginning AUV	$27.69	$21.82	$20.57	$22.83
Ending AUV	$27.68	$27.69	$21.82	$20.57
Ending number of AUs (000s)	—	—	—	—
Ivy VIP Natural Resources
Beginning AUV	$8.22	$7.98	$6.45	$8.86
Ending AUV	$6.31	$8.22	$7.98	$6.45
Ending number of AUs (000s)	8	—	—	—
Ivy VIP Science and Technology
Beginning AUV	$30.45	$23.05	$22.70	$24.84
Ending AUV	$28.86	$30.45	$23.05	$22.70
Ending number of AUs (000s)	1	1	—	—
Ivy VIP Value
Beginning AUV	$23.85	$21.20	$19.07	$19.85
Ending AUV	$22.12	$23.85	$21.20	$19.07
Ending number of AUs (000s)	—	—	—	—
JANUS ASPEN SERIES:
Janus Henderson Balanced
Beginning AUV	$22.61	$19.09	$18.25	$18.54
Ending AUV	$22.76	$22.61	$19.09	$18.25
Ending number of AUs (000s)	62	51	30	22
Janus Henderson Enterprise
Beginning AUV	$33.86	$26.57	$23.65	$24.31
Ending AUV	$33.72	$33.86	$26.57	$23.65
Ending number of AUs (000s)	16	17	9	5
Janus Henderson Flexible Bond
Beginning AUV	$11.52	$11.14	$10.90	$11.15

64

Ending AUV	$11.37	$11.52	$11.14	$10.90
Ending number of AUs (000s)	13	30	26	13
Janus Henderson Forty
Beginning AUV	$27.58	$21.16	$20.71	$19.91
Ending AUV	$28.12	$27.58	$21.16	$20.71
Ending number of AUs (000s)	25	20	2	—
Janus Henderson Global Research
Beginning AUV	$19.60	$15.43	$15.11	$16.51
Ending AUV	$18.25	$19.60	$15.43	$15.11
Ending number of AUs (000s)	1	—	—	—
Janus Henderson Mid Cap Value
Beginning AUV	$21.70	$19.04	$16.00	$16.68
Ending AUV	$18.74	$21.70	$19.04	$16.00
Ending number of AUs (000s)	5	4	2	—
Janus Henderson Overseas
Beginning AUV	$14.08	$10.74	$11.48	$13.63
Ending AUV	$11.97	$14.08	$10.74	$11.48
Ending number of AUs (000s)	1	1	—	—
Janus Henderson Research
Beginning AUV	$25.44	$19.90	$19.80	$20.02
Ending AUV	$24.79	$25.44	$19.90	$19.80
Ending number of AUs (000s)	5	6	5	3
Janus Henderson US Low Volatility (inception date November 11, 2016)
Beginning AUV	$11.98	$10.38	$10.00	N/A
Ending AUV	$11.43	$11.98	$10.38	N/A
Ending number of AUs (000s)	3	1	—	—
JOHN HANCOCK VARIABLE INSURANCE TRUST:
Emerging Markets Value (inception October 30, 2015)
Beginning AUV	$14.57	$10.99	$9.32	$10.00
Ending AUV	$12.59	$14.57	$10.99	$9.32
Ending number of AUs (000s)	29	3	3	—
JPMORGAN INSURANCE TRUST:
JPMorgan Global Allocation (inception October 30, 2015)
Beginning AUV	$12.07	$10.33	$9.76	$10.00
Ending AUV	$11.30	$12.07	$10.33	$9.76
Ending number of AUs (000s)	20	42	8	—
JPMorgan Income Builder (inception October 30, 2015)
Beginning AUV	$11.63	$10.41	$9.80	$10.00
Ending AUV	$11.06	$11.63	$10.41	$9.80
Ending number of AUs (000s)	18	18	18	—
LAZARD RETIREMENT SERIES, INC.:
Lazard Retirement Emerging Markets Equity
Beginning AUV	$29.97	$23.45	$19.41	$25.04
Ending AUV	$24.41	$29.97	$23.45	$19.41
Ending number of AUs (000s)	12	7	3	2

65

Lazard Retirement Global Dynamic Multi Asset
Beginning AUV	$15.83	$13.13	$12.72	$13.11
Ending AUV	$14.79	$15.83	$13.13	$12.72
Ending number of AUs (000s)	—	—	—	—
Lazard Retirement International Equity
Beginning AUV	$19.64	$16.05	$16.77	$17.94
Ending AUV	$16.91	$19.64	$16.05	$16.77
Ending number of AUs (000s)	14	55	35	22
Lazard Retirement US Small-Mid Cap Equity
Beginning AUV	$28.10	$24.66	$21.30	$23.16
Ending AUV	$24.38	$28.10	$24.66	$21.30
Ending number of AUs (000s)	7	7	7	4
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Variable Aggressive Growth
Beginning AUV	$24.21	$20.82	$20.57	$22.26
Ending AUV	$22.19	$24.21	$20.82	$20.57
Ending number of AUs (000s)	1	—	—	—
ClearBridge Variable Dividend Strategy
Beginning AUV	$20.95	$17.58	$15.29	$15.89
Ending AUV	$19.94	$20.95	$17.58	$15.29
Ending number of AUs (000s)	—	—	—	—
ClearBridge Variable Large Cap Growth
Beginning AUV	$27.37	$21.76	$20.26	$19.19
Ending AUV	$27.37	$27.37	$21.76	$20.26
Ending number of AUs (000s)	2	3	2	—
ClearBridge Variable Small Cap Growth
Beginning AUV	$19.20	$15.49	$14.68	$15.41
Ending AUV	$19.81	$19.20	$15.49	$14.68
Ending number of AUs (000s)	24	6	5	3
QS Legg Mason Dynamic Multi-Strategy VIT
Beginning AUV	$13.81	$12.13	$12.19	$13.17
Ending AUV	$12.81	$13.81	$12.13	$12.19
Ending number of AUs (000s)	1	—	—	—
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Variable Global High Yield Bond
Beginning AUV	$21.73	$20.00	$17.30	$18.87
Ending AUV	$20.88	$21.73	$20.00	$17.30
Ending number of AUs (000s)	3	5	—	—
LORD ABBETT SERIES FUND, INC.:
Bond Debenture
Beginning AUV	$19.83	$18.16	$16.19	$17.15
Ending AUV	$19.03	$19.83	$18.16	$16.19
Ending number of AUs (000s)	7	54	10	8
Calibrated Dividend Growth
Beginning AUV	$28.55	$23.97	$20.82	$21.30
Ending AUV	$27.22	$28.55	$23.97	$20.82

66

Ending number of AUs (000s)	—	12	12	—
Growth and Income
Beginning AUV	$23.04	$20.32	$17.35	$17.99
Ending AUV	$21.16	$23.04	$20.32	$17.35
Ending number of AUs (000s)	—	—	—	—
International Opportunities
Beginning AUV	$15.22	$10.93	$11.42	$11.56
Ending AUV	$11.62	$15.22	$10.93	$11.42
Ending number of AUs (000s)	11	10	8	7
MAINSTAY VP FUNDS TRUST:
MainStay VP MacKay Convertible (inception May 1, 2017)
Beginning AUV	$10.60	$10.00	N/A	N/A
Ending AUV	$10.34	$10.60	N/A	N/A
Ending number of AUs (000s)	21	8	—	—
MERGER FUND VL:
Beginning AUV	$11.73	$11.44	$11.16	$11.420
Ending AUV	$12.56	$11.73	$11.44	$11.160
Ending number of AUs (000s)	61	23	14	9
MFS VARIABLE INSURANCE TRUST:
MFS Growth Series (inception July 31, 2015)
Beginning AUV	$13.24	$10.10	$9.88	$9.98
Ending AUV	$13.55	$13.24	$10.10	$9.88
Ending number of AUs (000s)	6	18	19	—
MFS Value Series (inception July 31, 2015)
Beginning AUV	$12.81	$10.91	$9.59	$9.97
Ending AUV	$11.48	$12.81	$10.91	$9.59
Ending number of AUs (000s)	9	18	20	—
NATIONWIDE VARIABLE INSURANCE TRUST:
DoubleLine NVIT Total Return Tactical (inception November 3, 2017)
Beginning AUV	$9.99	$10.00	N/A	N/A
Ending AUV	$10.02	$9.99	N/A	N/A
Ending number of AUs (000s)	46	12	—	—
Neuberger Berman NVIT Socially Responsible Fund (inception May 1, 2017)
Beginning AUV	$11.11	$10.00	N/A	N/A
Ending AUV	$10.47	$11.11	N/A	N/A
Ending number of AUs (000s)	—	—	—	—
NVIT Bond Index
Beginning AUV	$11.12	$10.79	$10.57	$10.78
Ending AUV	$11.06	$11.12	$10.79	$10.57
Ending number of AUs (000s)	28	6	2	—
NVIT DFA Capital Appreciation (inception May 1, 2017)
Beginning AUV	$11.16	$10.00	N/A	N/A
Ending AUV	$10.04	$11.16	N/A	N/A
Ending number of AUs (000s)	62	—	—	—
NVIT DFA Moderate (inception May 1, 2017)
Beginning AUV	$10.92	$10.00	N/A	N/A

67

Ending AUV	$10.07	$10.92	N/A	N/A
Ending number of AUs (000s)	—	—	—	—
NVIT International Index
Beginning AUV	$11.76	$9.42	$9.35	$10.22
Ending AUV	$10.13	$11.76	$9.42	$9.35
Ending number of AUs (000s)	138	83	—	—
NVIT Mid Cap Index
Beginning AUV	$14.84	$12.83	$10.67	$11.48
Ending AUV	$13.13	$14.84	$12.83	$10.67
Ending number of AUs (000s)	32	15	4	3
NVIT Multi-Manager International Value (inception date May 1, 2017)
Beginning AUV	$11.37	$10.00	N/A	N/A
Ending AUV	$9.42	$11.37	N/A	N/A
Ending number of AUs (000s)	—	—	—	—
NVIT Multi-Manager Mid Cap Value (inception date May 1, 2017)
Beginning AUV	$10.84	$10.00	N/A	N/A
Ending AUV	$9.42	$10.84	N/A	N/A
Ending number of AUs (000s)	16	5	—	—
NVIT Nationwide Fund (inception May 1, 2018)
Beginning AUV	$10.00	N/A	N/A	N/A
Ending AUV	$9.97	N/A	N/A	N/A
Ending number of AUs (000s)	—	—	—	—
NVIT S&P 500 Index
Beginning AUV	$15.49	$12.77	$11.45	$11.52
Ending AUV	$14.75	$15.49	$12.77	$11.45
Ending number of AUs (000s)	76	64	2	—
NVIT Small Cap Index
Beginning AUV	$13.78	$12.06	$9.97	$10.92
Ending AUV	$12.22	$13.78	$12.06	$9.97
Ending number of AUs (000s)	22	11	2	1
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid-Cap Growth
Beginning AUV	$35.09	$28.01	$26.83	$28.59
Ending AUV	$32.84	$35.09	$28.01	$26.83
Ending number of AUs (000s)	3	4	2	2
Mid Cap Intrinsic Value
Beginning AUV	$28.16	$24.12	$20.76	$23.67
Ending AUV	$23.86	$28.16	$24.12	$20.76
Ending number of AUs (000s)	7	8	7	5
Short Duration Bond
Beginning AUV	$12.40	$12.29	$12.14	$12.19
Ending AUV	$12.53	$12.40	$12.29	$12.14
Ending number of AUs (000s)	9	7	4	4
US Equity Index PutWrite Strategy (inception date May 1, 2015)
Beginning AUV	$9.82	$9.20	$9.26	$10.02

68

Ending AUV	$9.15	$9.82	$9.20	$9.26
Ending number of AUs (000s)	3	3	3	—
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Balanced Portfolio (inception May 1, 2015)
Beginning AUV	$10.97	$9.92	$9.07	$10.03
Ending AUV	$10.04	$10.97	$9.92	$9.07
Ending number of AUs (000s)	21	19	—	—
BTS Tactical Fixed Income (inception October 30, 2015)
Beginning AUV	$11.26	$10.94	$9.67	$10.00
Ending AUV	$10.57	$11.26	$10.94	$9.67
Ending number of AUs (000s)	1	1	3	—
Power Dividend Index
Beginning AUV	$16.65	$15.01	$14.91	$16.11
Ending AUV	$15.31	$16.65	$15.01	$14.91
Ending number of AUs (000s)	4	—	—	—
Power Income
Beginning AUV	$11.04	$10.81	$10.36	$10.70
Ending AUV	$10.68	$11.04	$10.81	$10.36
Ending number of AUs (000s)	—	—	—	—
Power Momentum
Beginning AUV	$19.33	$15.99	$15.17	$15.53
Ending AUV	$18.82	$19.33	$15.99	$15.17
Ending number of AUs (000s)	—	—	—	—
Probabilities
Beginning AUV	$12.25	$10.59	$10.35	$10.77
Ending AUV	$10.35	$12.25	$10.59	$10.35
Ending number of AUs (000s)	—	—	—	—
TOPS Conservative ETF- Class 2
Beginning AUV	$12.80	$11.98	$11.32	$11.78
Ending AUV	$12.46	$12.80	$11.98	$11.32
Ending number of AUs (000s)	—	—	—	—
TOPS Managed Risk Balanced ETF- Class 2
Beginning AUV	$13.64	$12.33	$11.61	$12.50
Ending AUV	$12.81	$13.64	$12.33	$11.61
Ending number of AUs (000s)	—	—	—	—
TOPS Managed Risk Growth ETF- Class 2
Beginning AUV	$13.40	$11.39	$10.79	$12.13
Ending AUV	$12.23	$13.40	$11.39	$10.79
Ending number of AUs (000s)	—	—	—	—
TOPS Managed Risk Moderate Growth ETF- Class 2
Beginning AUV	$14.30	$12.56	$11.82	$13.02
Ending AUV	$13.27	$14.30	$12.56	$11.82
Ending number of AUs (000s)	—	—	—	—
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Global Fund/VA

69

Beginning AUV	$22.25	$16.32	$16.35	$17.09
Ending AUV	$19.27	$22.25	$16.32	$16.35
Ending number of AUs (000s)	2	3	—	—
Oppenheimer Global Strategic Income Fund/VA
Beginning AUV	$12.74	$12.02	$11.31	$11.92
Ending AUV	$12.16	$12.74	$12.02	$11.31
Ending number of AUs (000s)	2	2	—	—
Oppenheimer International Growth Fund/VA
Beginning AUV	$18.22	$14.41	$14.81	$15.38
Ending AUV	$14.66	$18.22	$14.41	$14.81
Ending number of AUs (000s)	4	3	2	2
Oppenheimer Main Street® Fund/VA
Beginning AUV	$23.70	$20.32	$18.26	$18.15
Ending AUV	$21.78	$23.70	$20.32	$18.26
Ending number of AUs (000s)	2	—	—	—
Oppenheimer Total Return Bond Fund/VA
Beginning AUV	$12.84	$12.31	$11.94	$12.20
Ending AUV	$12.68	$12.84	$12.31	$11.94
Ending number of AUs (000s)	14	9	3	4
PIMCO VARIABLE INSURANCE TRUST:
All Asset All Authority - Administrative
Beginning AUV	$10.44	$9.40	$8.27	$9.63
Ending AUV	$9.75	$10.44	$9.40	$8.27
Ending number of AUs (000s)	17	—	—	—
All Asset
Beginning AUV	$18.10	$15.94	$14.12	$15.90
Ending AUV	$17.12	$18.10	$15.94	$14.12
Ending number of AUs (000s)	—	—	—	3
CommodityRealReturn Strategy
Beginning AUV	$6.95	$6.80	$5.91	$7.88
Ending AUV	$5.97	$6.95	$6.80	$5.91
Ending number of AUs (000s)	6	8	4	4
Dynamic Bond
Beginning AUV	$11.77	$11.20	$10.70	$10.93
Ending AUV	$11.89	$11.77	$11.20	$10.70
Ending number of AUs (000s)	39	5	3	2
Emerging Markets Bond
Beginning AUV	$20.65	$18.79	$16.58	$17.69
Ending AUV	$19.67	$20.65	$18.79	$16.58
Ending number of AUs (000s)	13	16	10	8
Global Bond Opportunities Unhedged
Beginning AUV	$17.00	$15.65	$15.04	$15.56
Ending AUV	$16.28	$17.00	$15.65	$15.04
Ending number of AUs (000s)	2	2	2	—

70

Global Core Bond Hedged
Beginning AUV	$10.68	$10.25	$9.59	$10.04
Ending AUV	$10.80	$10.68	$10.25	$9.59
Ending number of AUs (000s)	—	—	—	—
Global Multi-Asset Managed Allocation
Beginning AUV	$12.49	$10.95	$10.52	$11.27
Ending AUV	$11.81	$12.49	$10.95	$10.52
Ending number of AUs (000s)	2	2	—	—
High Yield
Beginning AUV	$20.56	$19.28	$17.15	$18.04
Ending AUV	$20.01	$20.56	$19.28	$17.15
Ending number of AUs (000s)	16	10	1	—
Income (inception date May 2, 2016)
Beginning AUV	$11.40	$10.55	$10.00	N/A
Ending AUV	$11.45	$11.40	$10.55	N/A
Ending number of AUs (000s)	89	60	22	—
International Bond Unhedged
Beginning AUV	$14.18	$12.80	$12.42	$13.24
Ending AUV	$13.62	$14.18	$12.80	$12.42
Ending number of AUs (000s)	1	—	—	—
International Bond US Dollar-Hedged Portfolio
Beginning AUV	$19.01	$18.50	$17.37	$17.79
Ending AUV	$19.41	$19.01	$18.50	$17.37
Ending number of AUs (000s)	19	11	10	—
Long Term US Government
Beginning AUV	$21.29	$19.54	$19.41	$20.62
Ending AUV	$20.78	$21.29	$19.54	$19.41
Ending number of AUs (000s)	5	5	6	—
Low Duration
Beginning AUV	$14.25	$14.06	$13.87	$13.98
Ending AUV	$14.30	$14.25	$14.06	$13.87
Ending number of AUs (000s)	14	21	21	16
Real Return
Beginning AUV	$16.11	$15.54	$14.77	$15.68
Ending AUV	$15.75	$16.11	$15.54	$14.77
Ending number of AUs (000s)	18	18	13	1
Short Term
Beginning AUV	$13.49	$13.18	$12.87	$12.84
Ending AUV	$13.70	$13.49	$13.18	$12.87
Ending number of AUs (000s)	90	23	11	2
Total Return
Beginning AUV	$18.56	$17.69	$17.23	$17.63
Ending AUV	$18.46	$18.56	$17.69	$17.23
Ending number of AUs (000s)	70	97	65	23

71

PIONEER VARIABLE CONTRACTS TRUST:
Pioneer Bond VCT
Beginning AUV	$16.89	$16.30	$15.68	$15.96
Ending AUV	$16.73	$16.89	$16.30	$15.68
Ending number of AUs (000s)	34	13	10	2
Pioneer Equity Income VCT
Beginning AUV	$28.61	$24.84	$20.78	$20.91
Ending AUV	$26.10	$28.61	$24.84	$20.78
Ending number of AUs (000s)	6	11	—	—
Pioneer Fund VCT
Beginning AUV	$25.94	$21.38	$19.50	$19.74
Ending AUV	$25.49	$25.94	$21.38	$19.50
Ending number of AUs (000s)	—	—	—	—
Pioneer High Yield VCT
Beginning AUV	$21.52	$20.11	$17.68	$19.29
Ending AUV	$20.67	$21.52	$20.11	$17.68
Ending number of AUs (000s)	—	—	—	—
Pioneer Mid Cap Value VCT
Beginning AUV	$24.82	$21.99	$18.92	$20.26
Ending AUV	$19.98	$24.82	$21.99	$18.92
Ending number of AUs (000s)	2	—	—	—
Pioneer Strategic Income VCT
Beginning AUV	$17.87	$17.06	$15.89	$16.44
Ending AUV	$17.52	$17.87	$17.06	$15.89
Ending number of AUs (000s)	5	6	1	—
PROFUNDS:
Access VP High Yield Fund
Beginning AUV	$16.61	$15.85	$14.54	$14.85
Ending AUV	$16.51	$16.61	$15.85	$14.54
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Asia 30
Beginning AUV	$13.06	$9.83	$9.77	$11.83
Ending AUV	$10.63	$13.06	$9.83	$9.77
Ending number of AUs (000s)	13	—	—	—
ProFunds VP Banks
Beginning AUV	$23.10	$19.59	$15.90	$15.52
Ending AUV	$18.96	$23.10	$19.59	$15.90
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Basic Materials
Beginning AUV	$16.70	$13.58	$11.46	$13.50
Ending AUV	$13.75	$16.70	$13.58	$11.46
Ending number of AUs (000s)	—	—	1	—
ProFunds VP Bear
Beginning AUV	$2.90	$3.54	$4.07	$4.17
Ending AUV	$3.02	$2.90	$3.54	$4.07
Ending number of AUs (000s)	—	—	41	—

72

ProFunds VP Biotechnology
Beginning AUV	$35.19	$28.71	$33.97	$35.54
Ending AUV	$32.81	$35.19	$28.71	$33.97
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Bull Fund
Beginning AUV	$22.74	$19.05	$17.37	$17.65
Ending AUV	$21.34	$22.74	$19.05	$17.37
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Consumer Goods
Beginning AUV	$23.03	$20.01	$19.33	$18.89
Ending AUV	$19.62	$23.03	$20.01	$19.33
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Consumer Services
Beginning AUV	$27.17	$22.95	$22.03	$21.79
Ending AUV	$27.34	$27.17	$22.95	$22.03
Ending number of AUs (000s)	3	—	—	—
ProFunds VP Emerging Markets
Beginning AUV	$10.48	$7.86	$7.08	$8.82
Ending AUV	$8.88	$10.48	$7.86	$7.08
Ending number of AUs (000s)	1	2	2	—
ProFunds VP Europe 30
Beginning AUV	$14.48	$12.09	$11.22	$12.80
Ending AUV	$12.43	$14.48	$12.09	$11.22
Ending number of AUs (000s)	—	2	—	—
ProFunds VP Falling U.S. Dollar
Beginning AUV	$7.55	$6.96	$7.39	$7.58
Ending AUV	$7.07	$7.55	$6.96	$7.39
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Financials
Beginning AUV	$21.25	$17.98	$15.59	$15.61
Ending AUV	$19.04	$21.25	$17.98	$15.59
Ending number of AUs (000s)	6	5	—	—
ProFunds VP Health Care
Beginning AUV	$27.88	$23.05	$24.03	$24.69
Ending AUV	$29.11	$27.88	$23.05	$24.03
Ending number of AUs (000s)	2	—	—	—
ProFunds VP Industrials
Beginning AUV	$24.87	$20.32	$17.28	$18.11
Ending AUV	$21.69	$24.87	$20.32	$17.28
Ending number of AUs (000s)	1	1	1	—
ProFunds VP International
Beginning AUV	$14.02	$11.51	$11.62	$12.96
Ending AUV	$11.81	$14.02	$11.51	$11.62
Ending number of AUs (000s)	—	—	—	—

73

ProFunds VP Internet
Beginning AUV	$30.73	$22.59	$21.41	$18.99
Ending AUV	$32.25	$30.73	$22.59	$21.41
Ending number of AUs (000s)	1	3	—	—
ProFunds VP Japan
Beginning AUV	$17.55	$14.82	$14.76	$15.62
Ending AUV	$15.51	$17.55	$14.82	$14.76
Ending number of AUs (000s)	3	3	—	—
ProFunds VP Large-Cap Growth
Beginning AUV	$25.37	$20.25	$19.28	$19.00
Ending AUV	$24.89	$25.37	$20.25	$19.28
Ending number of AUs (000s)	—	9	—	—
ProFunds VP Large-Cap Value
Beginning AUV	$21.23	$18.72	$16.22	$17.03
Ending AUV	$18.98	$21.23	$18.72	$16.22
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Mid-Cap
Beginning AUV	$21.88	$19.29	$16.32	$17.79
Ending AUV	$19.07	$21.88	$19.29	$16.32
Ending number of AUs (000s)	4	2	1	—
ProFunds VP Mid-Cap Growth
Beginning AUV	$23.58	$19.93	$17.66	$18.65
Ending AUV	$20.75	$23.58	$19.93	$17.66
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Mid-Cap Value
Beginning AUV	$21.91	$19.81	$15.93	$17.76
Ending AUV	$18.99	$21.91	$19.81	$15.93
Ending number of AUs (000s)	1	1	—	—
ProFunds VP NASDAQ-100
Beginning AUV	$30.13	$23.11	$21.96	$20.92
Ending AUV	$29.57	$30.13	$23.11	$21.96
Ending number of AUs (000s)	9	—	1	—
ProFunds VP Oil & Gas
Beginning AUV	$12.09	$12.49	$10.06	$13.53
Ending AUV	$9.65	$12.09	$12.49	$10.06
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Pharmaceuticals
Beginning AUV	$23.24	$21.06	$21.88	$22.38
Ending AUV	$21.80	$23.24	$21.06	$21.88
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Precious Metals
Beginning AUV	$4.45	$4.23	$2.71	$4.30
Ending AUV	$3.85	$4.45	$4.23	$2.71
Ending number of AUs (000s)	19	—	—	—
ProFunds VP Real Estate

74

Beginning AUV	$18.95	$17.54	$16.59	$16.76
Ending AUV	$17.87	$18.95	$17.54	$16.59
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Rising Rates Opportunity
Beginning AUV	$3.45	$3.92	$4.13	$3.84
Ending AUV	$3.60	$3.45	$3.92	$4.13
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Semiconductor
Beginning AUV	$29.39	$21.68	$16.98	$17.20
Ending AUV	$26.38	$29.39	$21.68	$16.98
Ending number of AUs (000s)	2	2	—	—
ProFunds VP Short Emerging Markets
Beginning AUV	$5.98	$8.28	$9.89	$8.42
Ending AUV	$6.73	$5.98	$8.28	$9.89
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Short International
Beginning AUV	$4.64	$5.84	$6.21	$5.89
Ending AUV	$5.35	$4.64	$5.84	$6.21
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Short Mid-Cap
Beginning AUV	$2.92	$3.43	$4.30	$4.16
Ending AUV	$3.24	$2.92	$3.43	$4.30
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Short NASDAQ-100
Beginning AUV	$2.08	$2.79	$3.10	$3.42
Ending AUV	$2.02	$2.08	$2.79	$3.10
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Short Small-Cap
Beginning AUV	$2.59	$3.02	$3.85	$3.67
Ending AUV	$2.86	$2.59	$3.02	$3.85
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Small Cap
Beginning AUV	$20.75	$18.46	$15.42	$17.07
Ending AUV	$18.08	$20.75	$18.46	$15.42
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Small-Cap Growth
Beginning AUV	$25.19	$22.30	$18.55	$19.27
Ending AUV	$23.74	$25.19	$22.30	$18.55
Ending number of AUs (000s)	5	5	—	—
ProFunds VP Small-Cap Value
Beginning AUV	$22.04	$20.09	$15.60	$17.06
Ending AUV	$18.90	$22.04	$20.09	$15.60
Ending number of AUs (000s)	1	1	1	—
ProFunds VP Technology
Beginning AUV	$26.80	$19.83	$17.65	$17.31

75

Ending AUV	$26.19	$26.80	$19.83	$17.65
Ending number of AUs (000s)	—	—	—	—
ProFunds VP Telecommunications
Beginning AUV	$17.05	$17.42	$14.32	$14.49
Ending AUV	$14.48	$17.05	$17.42	$14.32
Ending number of AUs (000s)	1	1	—	—
ProFunds VP U.S. Government Plus
Beginning AUV	$17.47	$15.96	$16.01	$18.10
Ending AUV	$16.52	$17.47	$15.96	$16.01
Ending number of AUs (000s)	—	—	—	—
ProFunds VP UltraBull
Beginning AUV	$45.03	$31.93	$26.92	$28.19
Ending AUV	$38.05	$45.03	$31.93	$26.92
Ending number of AUs (000s)	—	—	—	—
ProFunds VP UltraMid-Cap
Beginning AUV	$42.85	$33.26	$24.11	$28.75
Ending AUV	$31.38	$42.85	$33.26	$24.11
Ending number of AUs (000s)	—	2	—	—
ProFunds VP UltraNASDAQ-100
Beginning AUV	$79.03	$46.95	$43.22	$39.80
Ending AUV	$71.42	$79.03	$46.95	$43.22
Ending number of AUs (000s)	—	—	—	—
ProFunds VP UltraShort NASDAQ-100
Beginning AUV	$0.49	$0.90	$1.12	$1.40
Ending AUV	$0.44	$0.49	$0.90	$1.12
Ending number of AUs (000s)	—	—	—	—
ProFunds VP UltraSmall-Cap
Beginning AUV	$35.89	$28.67	$20.54	$25.41
Ending AUV	$26.22	$35.89	$28.67	$20.54
Ending number of AUs (000s)	—	—	8	—
ProFunds VP Utilities
Beginning AUV	$21.18	$19.15	$16.64	$16.74
Ending AUV	$21.79	$21.18	$19.15	$16.64
Ending number of AUs (000s)	—	—	—	—
PUTNAM VARIABLE TRUST:
Putnam VT Diversified Income
Beginning AUV	$12.93	$12.07	$11.45	$11.66
Ending AUV	$12.81	$12.93	$12.07	$11.45
Ending number of AUs (000s)	4	3	—	—
Putnam VT Equity Income
Beginning AUV	$24.97	$21.02	$18.50	$19.52
Ending AUV	$22.85	$24.97	$21.02	$18.50
Ending number of AUs (000s)	21	19	6	5
Putnam VT High Yield
Beginning AUV	$15.33	$14.33	$12.40	$13.56

76

Ending AUV	$14.70	$15.33	$14.33	$12.40
Ending number of AUs (000s)	—	35	—	—
Putnam VT Income
Beginning AUV	$13.43	$12.72	$12.47	$12.89
Ending AUV	$13.46	$13.43	$12.72	$12.47
Ending number of AUs (000s)	5	6	3	4
Putnam VT Mortgage Securities
Beginning AUV	$11.30	$11.08	$11.06	$11.25
Ending AUV	$11.20	$11.30	$11.08	$11.06
Ending number of AUs (000s)	3	—	—	—
Putnam VT Multi Asset Absolute Return
Beginning AUV	$11.62	$10.86	$10.78	$10.97
Ending AUV	$10.71	$11.62	$10.86	$10.78
Ending number of AUs (000s)	—	—	—	—
ROYCE CAPITAL FUND:
Royce Micro-Cap
Beginning AUV	$21.89	$20.81	$17.39	$19.96
Ending AUV	$19.91	$21.89	$20.81	$17.39
Ending number of AUs (000s)	4	1	1	—
Royce Small-Cap
Beginning AUV	$25.74	$24.42	$20.19	$23.51
Ending AUV	$23.59	$25.74	$24.42	$20.19
Ending number of AUs (000s)	2	3	—	—
SEI INSURANCE PRODUCTS TRUST:
SEI VP Balanced Strategy
Beginning AUV	$12.17	$10.91	$10.18	$10.95
Ending AUV	$11.36	$12.17	$10.91	$10.18
Ending number of AUs (000s)	—	—	—	—
SEI VP Conservative Strategy
Beginning AUV	$11.29	$10.74	$10.33	$10.57
Ending AUV	$11.06	$11.29	$10.74	$10.33
Ending number of AUs (000s)	—	—	14	14
SEI VP Defensive Strategy
Beginning AUV	$10.63	$10.36	$10.12	$10.29
Ending AUV	$10.56	$10.63	$10.36	$10.12
Ending number of AUs (000s)	—	—	—	—
SEI VP Market Growth Strategy
Beginning AUV	$12.53	$10.98	$10.20	$11.03
Ending AUV	$11.54	$12.53	$10.98	$10.20
Ending number of AUs (000s)	—	—	—	—
SEI VP Market Plus Strategy
Beginning AUV	$13.25	$11.17	$10.30	$11.23
Ending AUV	$11.91	$13.25	$11.17	$10.30
Ending number of AUs (000s)	—	—	—	—
SEI VP Moderate Strategy

77

Beginning AUV	$12.04	$11.12	$10.47	$10.91
Ending AUV	$11.58	$12.04	$11.12	$10.47
Ending number of AUs (000s)	—	—	2	—
T. ROWE PRICE EQUITY SERIES, INC.:
T. Rowe Price Blue Chip Growth
Beginning AUV	$31.18	$22.95	$22.83	$21.86
Ending AUV	$31.69	$31.18	$22.95	$22.83
Ending number of AUs (000s)	33	32	19	14
T. Rowe Price Equity Income
Beginning AUV	$21.43	$18.52	$15.58	$16.77
Ending AUV	$19.35	$21.43	$18.52	$15.58
Ending number of AUs (000s)	4	2	1	—
T. Rowe Price Health Sciences
Beginning AUV	$49.52	$38.90	$43.57	$44.78
Ending AUV	$49.95	$49.52	$38.90	$43.57
Ending number of AUs (000s)	9	2	—	—
T. ROWE PRICE FIXED INCOME SERIES, INC.:
T. Rowe Price Limited-Term Bond
Beginning AUV	$12.27	$12.17	$12.03	$12.10
Ending AUV	$12.38	$12.27	$12.17	$12.03
Ending number of AUs (000s)	45	3	3	—
THIRD AVENUE VARIABLE SERIES TRUST:
Third Avenue Value
Beginning AUV	$18.02	$15.87	$14.14	$15.85
Ending AUV	$14.36	$18.02	$15.87	$14.14
Ending number of AUs (000s)	—	—	—	—
TIMOTHY PLAN:
Timothy Plan Conservative Growth VS
Beginning AUV	$14.35	$13.13	$12.40	$13.14
Ending AUV	$13.09	$14.35	$13.13	$12.40
Ending number of AUs (000s)	—	—	—	—
Timothy Plan Strategic Growth VS
Beginning AUV	$15.40	$13.74	$13.02	$14.03
Ending AUV	$13.57	$15.40	$13.74	$13.02
Ending number of AUs (000s)	1	—	—	—
VANECK VIP TRUST:
Emerging Markets
Beginning AUV	$33.24	$22.01	$21.99	$27.71
Ending AUV	$25.44	$33.24	$22.01	$21.99
Ending number of AUs (000s)	15	32	14	10
Global Gold
Beginning AUV	$9.10	$8.07	$5.45	$7.27
Ending AUV	$7.59	$9.10	$8.07	$5.45
Ending number of AUs (000s)	6	6	7	—
Global Hard Assets
Beginning AUV	$21.19	$21.56	$15.00	$24.25
Ending AUV	$15.20	$21.19	$21.56	$15.00

78

Ending number of AUs (000s)	—	—	1	—
Unconstrained Emerging Markets Bond
Beginning AUV	$14.62	$13.02	$12.24	$14.08
Ending AUV	$13.72	$14.62	$13.02	$12.24
Ending number of AUs (000s)	2	1	—	—
VANGUARD VARIABLE INSURANCE FUND:
Balanced
Beginning AUV	$13.87	$12.12	$10.94	$11.17
Ending AUV	$13.36	$13.87	$12.12	$10.94
Ending number of AUs (000s)	188	211	96	12
Capital Growth
Beginning AUV	$17.22	$13.40	$12.12	$12.10
Ending AUV	$16.98	$17.22	$13.40	$12.12
Ending number of AUs (000s)	68	77	35	18
Diversified Value
Beginning AUV	$13.61	$12.06	$10.70	$11.09
Ending AUV	$12.34	$13.61	$12.06	$10.70
Ending number of AUs (000s)	34	52	46	28
Equity Income
Beginning AUV	$15.15	$12.85	$11.19	$11.240
Ending AUV	$14.21	$15.15	$12.85	$11.190
Ending number of AUs (000s)	86	74	32	—
Equity Index
Beginning AUV	$15.51	$12.78	$11.46	$11.530
Ending AUV	$14.78	$15.51	$12.78	$11.460
Ending number of AUs (000s)	183	174	110	22
Growth
Beginning AUV	$15.82	$12.11	$12.28	$11.920
Ending AUV	$15.81	$15.82	$12.11	$12.280
Ending number of AUs (000s)	30	14	1	10
High Yield Bond
Beginning AUV	$12.12	$11.35	$10.22	$10.700
Ending AUV	$11.76	$12.12	$11.35	$10.220
Ending number of AUs (000s)	54	79	14	2
International
Beginning AUV	$13.50	$9.49	$9.34	$10.240
Ending AUV	$11.77	$13.50	$9.49	$9.340
Ending number of AUs (000s)	211	173	75	6
Mid Cap Index
Beginning AUV	$14.74	$12.41	$11.19	$11.910
Ending AUV	$13.33	$14.74	$12.41	$11.190
Ending number of AUs (000s)	61	39	12	11
REIT Index
Beginning AUV	$14.89	$14.24	$13.18	$13.100
Ending AUV	$14.06	$14.89	$14.24	$13.180

79

Ending number of AUs (000s)	60	48	45	17
Short-Term Investment Grade
Beginning AUV	$10.68	$10.48	$10.23	$10.270
Ending AUV	$10.76	$10.68	$10.48	$10.230
Ending number of AUs (000s)	300	260	95	23
Total Bond Market Index
Beginning AUV	$11.14	$10.79	$10.55	$10.760
Ending AUV	$11.09	$11.14	$10.79	$10.550
Ending number of AUs (000s)	400	338	208	63
Total Stock Market Index
Beginning AUV	$15.23	$12.62	$11.24	$11.490
Ending AUV	$14.38	$15.23	$12.62	$11.240
Ending number of AUs (000s)	231	171	76	60
VIRTUS VARIABLE INSURANCE TRUST:
Virtus Duff & Phelps International
Beginning AUV	$12.52	$10.80	$10.98	$12.840
Ending AUV	$10.43	$12.52	$10.80	$10.980
Ending number of AUs (000s)	—	—	—	—
Virtus Duff & Phelps Real Estate Securities
Beginning AUV	$19.20	$18.12	$16.96	$16.720
Ending AUV	$17.95	$19.20	$18.12	$16.960
Ending number of AUs (000s)	5	2	1	1
Virtus Newfleet Multi-Sector Intermediated Bond
Beginning AUV	$13.86	$12.99	$11.88	$12.380
Ending AUV	$13.49	$13.86	$12.99	$11.880
Ending number of AUs (000s)	9	10	—	—
WELLS FARGO ADVANTAGE VARIABLE TRUST:
VT Discovery
Beginning AUV	$42.87	$33.20	$30.84	$33.580
Ending AUV	$39.84	$42.87	$33.20	$30.840
Ending number of AUs (000s)	5	6	6	3
VT Opportunity
Beginning AUV	$30.95	$25.70	$22.90	$24.540
Ending AUV	$28.74	$30.95	$25.70	$22.900
Ending number of AUs (000s)	—	—	—	—

80

PRIVACY NOTICE of

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Jefferson National Securities Corporation

01/2019

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your non-public personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law. We are required, on a periodic basis, to submit your non-public personal data to an outside vendor to cross reference your information with the social security death master file to ensure death proceeds are paid in a timely manner, or to confirm the continuation of certain payouts. We also may submit your non-public personal data to an outside vendor to obtain current address information.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

•	Consumer reporting agencies

•	Service providers who conduct marketing services on our behalf

•	Other data providers

Data we collect may include:

•	Name, address, e-mail address, phone number, birthday

•	Social security number

•	Demographic data

•	Beneficiary information

•	Internet Cookies (cookies help our Internet application process – they do not store any non-public personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

•	Benefit plan administrators and sponsors

•	Insurance companies, agents, reinsurers, investment advisers, broker dealers, proxy solicitation firms

•	Group policyholders for purpose of reporting claims experience

•	Regulators

•	A court or governmental agency when there is a lawful request

•	Law enforcement officials to prevent criminal activity and/or fraud

•	Service providers that perform marketing or research services for us

•	Service providers that perform legal, audit, or administrative services for us

•	Joint marketing partners

•	Unaffiliated fund families

•	Unaffiliated third parties

•	Our affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. When we use service providers and joint marketers they agree to keep your non-public personal data private and not use it for any other purpose. Data obtained from an insurance support organization may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your non-public personal data. To do so please send a written request to the Customer Service Department:

10350 Ormsby Park Place

Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

81

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time. If you provide non-public personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide non-public personal data to us on a website that we sponsor with another financial institution, please note that you are providing your non-public personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

82

Jefferson National Life Insurance Company of New York

P.O. Box 36840

Louisville, KY 40233

...

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNLNY MNTADV-SAI-1-19 dated May 1, 2019 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.nationwideadvisory.com/SAI:

Jefferson National Life Insurance Company of New York Administrative Office P.O. Box 36840 Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life of New York Annuity Account 1 (Monument Advisor NY) variable annuity at the following address:

Name:

Mailing Address:

Sincerely,

(Signature)

© 2019, Jefferson National Life Insurance Company of New York	JNLNY-MNTADV-PROS-05-19

83

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL VARIABLE ANNUITY

ISSUED BY

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

AND

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233

PHONE: (866) 667-0561 (TOLL FREE)

May 1, 2019

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life of New York Annuity Account 1 (the “Separate Account”), dated May 1, 2019. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK:

Jefferson National Life Insurance Company of New York (“Jefferson National”, “Company”, “we”, “our” or “us”) is a direct wholly-owned subsidiary of Jefferson National Life Insurance Company, a Texas stock life insurance company, and an indirect subsidiary of Jefferson National Financial Corp., a Delaware Corporation. We are organized as a New York stock life insurance company, and are subject to New York law governing insurance companies. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

On March 1, 2017, Jefferson Financial Corp. was acquired by Nationwide Life Insurance Company, a stock life insurance company organized under Ohio law in March 1929. Nationwide Life Insurance Company is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (organized under Ohio law) are the ultimate controlling persons of the Nationwide group of companies and engage in general insurance and reinsurance business, except life insurance.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1:

Jefferson National Life of New York Annuity Account 1, also referred to as the “Separate Account”, was established on June 20, 2014 pursuant to New York law. The Separate Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (“Investment Company Act”). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the “Code”), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets.” The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, we reserve the right to take whatever steps are available to remain in compliance.

Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter; or

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period measured by the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter..

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. We may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law and the terms and conditions of the plan.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules and the terms and conditions of the plan.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•

if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1⁄2;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes. IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70 1⁄2, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

As used herein, the term “individual retirement plans” shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

One-Rollover-Per-Year Limitation. A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service (“IRS”) has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.

However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•

if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner’s federal gross income at the time of the rollover, and will be subject to federal income tax.

A Roth IRA owner was able to recharacterize (“undo”) the rollover or conversion of an amount from an IRA or qualified retirement plan to a Roth IRA if they later determined that the rollover or conversion was not to their advantage. However, H.R. 1, the Tax Cuts and Jobs Act eliminated the ability to recharacterize a rollover or conversion of an amount from an IRA or eligible retirement plan that occurs after December 31, 2017. Purchasers of Contracts should consult their legal counsel and tax advisor.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ANNUITY PROVISIONS

The Company makes available several fixed annuity options.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“Distributor”), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliate of Jefferson National Life Insurance Company of New York. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

We make payments in the form of expense reimbursements or marketing allowances to certain broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing access for our product. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could be a conflict of interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for JNL and its wholly owned subsidiary, Jefferson National Life Insurance Company of New York, during the last calendar year.

Advisor Group

CFD

Cetera Financial Group

H Beck

Kestra

Ladenburg Thalmann

PKS

Raymond James

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life of New York Annuity Account 1, dated May 1, 2019.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Jefferson National Life of New York Annuity Account 1 and the financial statements and schedules of Jefferson National Life Insurance Company of New York as of and for the period ended December 31, 2018 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

The KPMG LLP report dated April 19, 2019 of Jefferson National Life Insurance Company of New York includes explanatory language that states that the financial statements are prepared by Jefferson National Life Insurance Company of New York using statutory accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services.

In addition, KPMG LLP report refers to other auditors whose report on the statutory financial statements of Jefferson National Life Insurance Company of New York as of December 31, 2016, and for the year then ended, dated March 31, 2017, expressed an adverse opinion on those financial statements with respect to U.S. generally accepted accounting principles and an unmodified opinion with respect to statutory accounting practices prescribed or permitted by the New York State Department of Financial Services.

CUSTODIAN

The Company is the custodian of the assets of the Separate Account. The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

Annual Report to Contract Owners

December 31, 2018

Jefferson National Life of New York Annuity Account 1

ANNUAL REPORT TO CONTRACT OWNERS

Table of Contents

December 31, 2018

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities

December 31, 2018

	SHARES	COST	VALUE
Assets*:
Investments in portfolio shares, at net asset value (Note 1):
AB Variable Products Series Fund, Inc.:
Growth and Income Portfolio	5,752.319	$175,360	$159,800
International Value Portfolio	18,235.149	307,559	224,110
Small-Mid Cap Value Portfolio	10,053.260	208,421	168,392
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio	3,883.239	91,074	77,898
The Alger Portfolios:
Capital Appreciation Portfolio	1,894.303	167,638	128,945
Large Cap Growth Portfolio	250.245	13,023	12,870
ALPS Variable Insurance Trust:
Alerian Energy Infrastructure Portfolio	17,025.719	161,153	128,885
ALPS Variable Insurance Trust - Morningstar ETF Asset Allocations:
Balanced ETF Portfolio	33,192.879	373,242	315,996
Conservative ETF Portfolio	2,774.406	30,377	28,992
Growth ETF Portfolio	20,665.815	237,044	200,664
Income and Growth ETF Portfolio	1,899.494	20,573	18,444
American Century Variable Portfolios, Inc.:
Balanced Fund	64,521.198	473,285	457,455
Income & Growth Fund	10,079.028	102,231	90,912
Inflation Protection Fund	15,073.257	150,479	145,306
International Fund	56,500.499	677,386	539,015
Ultra Fund	4,509.326	89,802	78,463
Value Fund	2,416.796	25,760	24,192
American Funds Insurance Series:
Asset Allocation Fund	28,517.550	653,308	598,583
Blue Chip Income and Growth Fund	9,115.113	127,244	111,114
Bond Fund	9,491.145	101,402	98,043
Capital Income Builder Fund	589.252	5,856	5,510
Global Bond Fund	13,083.483	149,935	147,059
Global Growth Fund	373.642	9,950	9,487
Growth Fund	9,231.060	704,740	633,620
Growth-Income Fund	8,881.325	399,279	394,952
High Income Bond Fund	6,208.619	67,521	61,838
International Fund	33,682.018	718,499	586,067
Managed Risk Asset Allocation Fund	24,804.587	316,786	303,112
Managed Risk Blue Chip and Growth Fund	7,951.785	96,765	89,139
Mortgage Fund	7,772.769	80,257	79,205
New World Fund	35,508.115	826,528	735,373
U.S. Government/AAA Rated Securities Fund	952.416	11,171	11,277
Amundi Pioneer Asset Management Pioneer Variable Contracts Trust:
Bond Portfolio	54,030.574	583,910	572,186
Equity Income Portfolio	6,301.764	196,268	148,847
Mid Cap Value Portfolio	2,982.453	55,734	45,781
Strategic Income Portfolio	9,629.203	98,452	93,403
BlackRock Variable Series Trust Funds:
Advantage Large Cap Core V.I. Fund	944.191	27,954	21,339
Global Allocation V.I. Fund	35,534.440	497,381	460,172
High Yield V.I. Fund	48,433.030	338,513	329,344
Large Cap Focus Growth V.I. Fund	10,412.443	167,709	136,716
Total Return V.I. Fund	22,826.275	270,176	259,991
U.S. Government Bond V.I. Fund	35,534.585	367,459	352,503
Calvert Variable Products:
SRI Balanced Fun	30,471.589	65,491	59,419
Columbia Funds Variable Series Trust:
AQR Managed Futures Strategy Fund	18,226.258	142,244	130,135
Select Large-Cap Value Fund	15,645.346	377,895	341,537
Select Smaller-Cap Value Fund	2,818.254	71,202	59,888

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2018

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Columbia Funds Variable Series Trust (continued):
Seligman Global Technology Fund	17,416.287	$320,787	$284,408
Strategic Income Fund	85,589.000	342,519	340,644
Credit Suisse Trust:
Commodity Return Strategy Portfolio	5,290.189	21,831	18,357
Delaware VIP Trust:
Small Cap Value Series	6,066.442	247,282	197,644
DFA Investment Dimensions Group, Inc.:
VA Equity Allocation Portfolio	13,117.581	145,145	125,011
VA Global Bond Portfolio	102,182.086	1,107,346	1,054,518
VA Global Moderate Allocation Portfolio	153,889.362	1,826,492	1,786,656
VA International Small Portfolio	88,976.023	1,151,082	933,358
VA International Value Portfolio	185,880.984	2,301,293	2,035,398
VA Short-Term Fixed Portfolio	93,740.386	956,701	954,277
VA U.S. Large Value Portfolio	113,186.471	2,911,095	2,547,828
VA U.S. Targeted Value Portfolio	54,440.747	1,004,532	830,767
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	38,828.989	800,976	666,695
Dreyfus Stock Index Fund	3,194.597	173,656	156,471
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	1,546.109	56,663	47,512
Dreyfus Variable Investment Fund:
International Value Portfolio	9,277.332	100,057	93,145
Eaton Vance Variable Trust:
Floating-Rate Income Fund	130,863.763	1,213,373	1,167,307
Federated Insurance Series:
High Income Bond Fund II	21,899.364	140,951	132,929
Kaufmann Fund II	6,377.029	119,314	112,045
Managed Volatility Fund II	23,091.483	233,119	221,678
Fidelity Variable Insurance Products - Service Class II:
Balanced Portfolio	25,473.925	464,048	417,008
Contrafund Portfolio	6,585.253	239,046	206,185
Disciplined Small Cap Portfolio	2,225.595	35,240	29,178
Freedom Income Portfolio	5,249.495	60,907	57,902
Growth Portfolio	19,159.111	1,326,956	1,186,141
Growth Opportunities Portfolio	512.785	20,494	19,209
High Income Portfolio	99,104.169	471,736	474,709
International Capital Appreciation Portfolio	9,214.636	155,594	135,456
Investment Grade Bond Portfolio	50,153.585	626,416	603,347
Mid Cap Portfolio	3,989.227	138,855	116,565
Overseas Portfolio	8,278.785	171,008	156,883
Real Estate Portfolio	1,248.683	22,410	20,479
Strategic Income Portfolio	26,014.859	299,205	277,058
First Eagle Variable Funds:
Overseas Variable Fund	1,891.059	49,454	43,059
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate II Fund	506.537	8,044	7,598
Income II Fund	6,094.834	95,371	89,838
Mutual Shares II Fund	2,415.101	48,642	42,024
Rising Dividends Fund	6,474.361	170,821	162,118
Strategic Income II Fund	23,044.319	245,096	236,895
Templeton Global Income II Fund	27,377.825	449,914	460,768
U.S. Government Securities II Fund	2,978.021	36,716	35,111
Goldman Sachs Variable Insurance Trust:
Multi-Strategy Alternatives Fund	4,643.454	43,493	39,423

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2018

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Guggenheim Variable Insurance Funds:
Global Managed Futures Strategy Fund	4,235.552	$68,302	$65,736
Long Short Equity Fund	1,393.873	23,474	18,385
Multi-Hedge Strategies Fund	6,624.121	159,562	156,130
Rydex Biotechnology Fund	876.157	81,981	68,480
Rydex Consumer Products Fund	4,948.719	304,205	275,990
Rydex Electronics Fund	405.340	33,625	27,275
Rydex Government Long Bond 1.2X Strategy Fund	455.997	13,022	13,498
Rydex Health Care Fund	245.181	17,101	15,294
Rydex Inverse Government Long Bond Strategy Fund	53.838	5,530	5,294
Rydex Inverse NASDAQ-100® Strategy Fund	510.812	29,223	29,443
Rydex NASDAQ-100® Fund	28,997.631	1,178,008	1,060,154
Rydex NASDAQ-100® 2x Strategy Fund	8,859.858	639,116	448,928
Rydex Real Estate Fund	1,013.870	39,317	36,489
Rydex Russell 2000® 1.5X Strategy Fund	2,968.265	247,317	170,883
Rydex S&P 500 2X Strategy Fund	1,826.092	436,772	351,925
Rydex S&P 500 Pure Value Fund	167.226	9,535	8,029
Rydex Strengthening Dollar 2X Strategy Fund	57.955	2,358	2,302
Rydex Technology Fund	270.206	27,893	25,150
VT Floating Rate Strategies Fund	23,855.010	630,970	603,769
VT High Yield Fund	4,486.866	134,014	123,479
VT Small Cap Value Fund	456.564	19,920	16,519
VT StylePlus Large Growth Fund	2,048.268	37,060	33,735
VT StylePlus Mid Growth Fund	250.535	12,881	12,214
VT U.S. Total Return Bond Fund	73,075.326	1,178,382	1,158,974
Invesco Variable Insurance Funds:
Balanced Risk Allocation Fund	31,558.267	337,793	294,754
Core Plus Bond	45,680.971	290,112	274,086
Diversified Dividend Fund	14,348.663	379,382	340,064
Equity and Income Fund	33,492.234	621,122	539,896
Global Real Estate Fund	8,861.562	152,119	137,531
Government Money Market Fund	12,045,764.977	12,045,765	12,045,763
Government Securities Fund	42,940.392	482,697	481,791
Health Care Fund	556.739	15,472	13,033
International Growth Fund	564.323	19,630	18,611
Mid Cap Core Equity Fund	592.050	8,142	6,346
Technology Fund	11,123.992	298,081	243,838
Ivy Variable Insurance Portfolios, Inc:
Global Bond Portfolio	22,014.787	106,796	105,836
High Income Portfolio	29,673.087	101,460	98,978
Limited Term Bond Portfolio	5,600.827	27,371	27,084
Natural Resources Portfolio	14,197.231	67,939	50,333
Science and Technology Portfolio	1,937.703	55,906	42,314
Janus Henderson VIT Funds - Institutional:
Balanced Portfolio	41,524.260	1,365,969	1,401,443
Enterprise Portfolio	8,086.136	544,612	541,932
Forty Portfolio	19,612.160	812,003	690,348
Global Research Portfolio	455.201	24,934	21,454
Overseas Portfolio	643.163	20,775	17,179
Mid Cap Value Portfolio	6,777.152	110,733	95,423
Research Portfolio	3,874.104	121,576	130,557
Janus Henderson VIT Funds - Service:
Flexible Bond Portfolio	12,274.954	157,784	150,123
Global Unconstrained Bond Portfolio	10,127.772	94,395	91,049
U.S. Low Volatility Portfolio	2,092.310	34,772	33,582
The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2018

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
John Hancock Variable Insurance Trust:
Emerging Markets Value Trust Fund	40,844.770	$401,204	$364,335
JPMorgan Insurance Trust:
Global Allocation Portfolio	14,831.152	249,547	228,548
Income Builder Portfolio	19,427.800	199,651	195,832
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	16,037.153	378,704	301,499
International Equity Portfolio	27,784.290	292,636	238,945
U.S. Small-Mid Cap Equity Portfolio	26,478.783	222,979	171,052
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio	768.092	21,098	17,735
ClearBridge Large Cap Growth Portfolio	2,605.731	58,889	62,146
ClearBridge Small Cap Growth Portfolio	21,045.045	573,639	480,037
QS Dynamic Multi Strategy Portfolio	1,223.918	15,953	14,724
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio	9,367.180	66,862	62,199
Lord Abbett Series Fund, Inc:
Bond Debenture Portfolio	12,843.771	154,237	142,309
International Opportunities Portfolio	19,781.125	192,359	126,797
MainStay VP Funds Trust: Service Class:
MacKay Convertible Portfolio	17,503.707	226,501	213,684
MFS Variable Insurance Trust:
Growth Series - Service	1,789.248	69,755	80,982
Value Series - Service	5,946.115	106,167	100,846
Nationwide Variable Insurance Trust:
Bond Index Fund	30,936.710	317,973	312,460
International Index Fund	160,517.382	1,567,151	1,398,106
Mid Cap Index Fund	19,967.492	510,730	414,126
Multi-Manager Mid Cap Value Fund	18,373.257	207,525	147,721
DFA Capital Appreciation Fund	57,394.660	745,621	624,454
DoubleLine Total Return Tactical Fund	47,434.782	467,982	461,066
S&P 500 Index Fund	69,954.749	1,252,280	1,115,778
Small Cap Index Fund	25,212.491	329,134	267,253
Neuberger Berman Advisers Management Trust:
Mid-Cap Growth Portfolio	4,734.610	118,621	114,057
Mid Cap Intrinsic Value Portfolio	9,979.951	184,443	156,585
Short Duration Bond Portfolio	11,066.684	116,167	115,093
Sustainable Equity Portfolio	877.580	19,788	19,920
U.S. Equity Index PutWrite Strategy Portfolio	3,042.739	29,773	27,233
Northern Lights Variable Trust:
7Twelve Balanced Portfolio	19,236.831	224,326	215,453
BTS Tactical Fixed Income Portfolio	769.081	8,323	7,122
Power Dividend Index Portfolio	3,777.335	69,097	58,775
Power Momentum Portfolio	217.340	6,198	5,717
Oppenheimer Variable Account Funds:
Global Fund	893.074	41,313	33,517
Global Multi-Alternatives Fund	2,322.727	23,088	21,996
Global Strategic Income Fund	4,038.113	21,015	19,383
International Growth Fund	26,571.123	68,769	56,331
Main Street® Fund	1,372.450	40,295	36,384
Total Return Bond Fund	24,642.937	185,312	182,111
PIMCO Variable Insurance Trust:
All Asset All Authority Portfolio - Admin	20,941.498	186,526	168,370
CommodityRealReturn Strategy Portfolio	6,320.834	45,550	38,052
Dynamic Bond Portfolio	44,661.070	468,163	462,242
Emerging Markets Bond Portfolio	21,207.632	252,196	254,824
Global Bond Opportunities Unhedged Portfolio	3,324.655	38,450	36,439

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2018

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
PIMCO Variable Insurance Trust (continued):
Global Multi-Asset Portfolio	1,979.953	$24,170	$21,661
High Yield Portfolio	42,864.986	319,733	312,058
Income Portfolio	97,973.674	1,042,691	1,015,987
International Bond U.S. Dollar-Hedged Portfolio	34,117.659	374,400	369,836
International Bond Unhedged Portfolio	1,930.337	21,009	18,493
Long Term U.S. Government Portfolio	9,821.156	128,433	114,121
Low Duration Portfolio	19,416.993	198,673	195,723
Real Return Portfolio	24,228.493	300,330	287,107
Short-Term Portfolio	119,296.117	1,234,889	1,227,557
Total Return Portfolio	123,574.971	1,342,376	1,295,066
ProFunds VP:
Asia 30 Fund	2,885.477	175,072	142,369
Consumer Services Fund	1,042.600	79,133	72,513
Emerging Markets	389.702	11,206	9,174
Financials Fund	2,963.616	118,479	110,809
Government Money Market Fund	478,762.061	478,762	478,762
Health Care Fund	767.658	60,000	55,133
Industrials Fund	222.003	18,628	16,140
Internet Fund	290.910	36,620	32,638
Japan Fund	930.965	46,707	42,778
Mid-Cap Fund	3,891.574	99,089	75,380
Mid-Cap Value Fund	496.190	22,592	17,491
NASDAQ-100® Fund	6,608.972	274,531	251,737
Precious Metals Fund	4,282.660	65,487	73,191
Semiconductor Fund	1,332.666	70,549	59,119
Small-Cap Growth Fund	3,628.767	140,019	125,374
Small-Cap Value Fund	637.412	28,857	25,312
Telecommunications Fund	341.698	12,629	9,712
Putnam Variable Trust Class IB:
Diversified Income Fund	9,585.167	57,927	55,881
Equity Income Fund	20,858.771	512,957	482,255
Income Fund	6,159.852	67,803	65,910
Mortgage Securities Fund	4,218.966	39,352	38,730
Redwood Investment Management, LLC:
Managed Volatility Portfolio Class N	638.596	6,740	5,735
Royce Capital Fund:
Micro-Cap Fund	8,586.609	91,603	77,022
Small-Cap Fund	7,400.484	62,096	58,242
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	35,183.385	1,210,853	1,043,540
Equity Income Portfolio II	3,418.189	98,117	79,541
Health Sciences Portfolio II	11,150.195	485,290	430,622
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II	117,804.077	559,572	560,747
Timothy Plan Variable Series:
Strategic Growth Portfolio	1,417.847	15,864	13,923
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund	37,559.619	328,643	264,795
VanEck VIP Trust:
Emerging Markets Fund	32,841.938	507,698	391,804
Global Gold Fund	6,755.417	51,218	42,019
Global Hard Assets Fund	420.462	10,083	7,157
Unconstrained Emerging Markets Bond Fund	3,067.260	25,777	23,802

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2018

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Vanguard Variable Insurance Fund:
Balanced Portfolio	113,342.242	$2,629,260	$2,516,199
Capital Growth Portfolio	34,325.849	1,117,801	1,149,574
Diversified Value Portfolio	28,960.224	458,819	415,000
Equity Income Portfolio	57,743.480	1,337,104	1,226,471
Equity Index Portfolio	71,136.178	2,694,948	2,705,310
Growth Portfolio	20,721.469	499,966	472,865
High Yield Bond Portfolio	84,196.642	670,002	634,002
International Portfolio	107,469.167	2,871,676	2,486,836
Mid-Cap Index Portfolio	39,972.746	898,520	808,648
REIT Index Portfolio	73,221.250	936,824	847,170
Short-Term Investment Grade Portfolio	306,475.636	3,227,700	3,230,254
Small Company Growth Portfolio	27,625.863	657,852	560,530
Total Bond Market Index Portfolio	384,687.804	4,516,599	4,439,299
Total Stock Market Index Portfolio	96,858.681	3,490,397	3,318,378
Virtus Variable Insurance Trust:
Duff & Phelps Real Estate Securities Series	4,946.258	100,839	81,118
Newfleet Multi-Sector Intermediate Bond Series	13,647.817	126,857	119,009
Wells Fargo VT Funds:
Discovery Fund	7,319.493	198,442	191,331
Westchester Capital Management
Merger Fund VL	67,070.125	751,603	761,917

Total Investments in portfolio shares (Unaudited)			$96,454,119

Dividend receivable BlackRock Variable Series Trust Funds
High Yield V.I. Fund (total assets - $329,344; total contract owners’ equity - $330,793)			$1,449
Total Return V.I. Fund (total assets - $259,991; total contract owners’ equity - $260,534)			543
U.S. Government Bond V.I. Fund (total assets - $352,503; total contract owners’ equity $353,122)			619

Total Dividend Receivable (unaudited)			$2,611

Total Assets (Unaudited)			$96,456,730

Contract Owners’ Equity:
Accumulation units			$96,356,713
Contracts in death benefit reserves			100,017

Total Contract Owners’ Equity (Unaudited)			$96,456,730

*

Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where policyholders were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations

For the Year Ended December 31, 2018

	AB VARIABLE PRODUCTS SERIES FUND				ADVISORS PREFERRED TRUST
	DYNAMIC ASSET ALLOCATION	GROWTH AND INCOME	INTERNATIONAL VALUE	SMALL-MID CAP VALUE	GOLD BULLION STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$1,798	$3,057	$644	$8,053
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	—	1,798	3,057	644	8,053

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(317)	7,115	(130)	11,922	(26)
Net realized short-term capital gain distributions from investments in portfolio shares	—	5,140	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	15,153	—	22,978	—

Net realized gain (loss) on investments in portfolio shares	(317)	27,408	(130)	34,900	(26)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	(38,417)	(83,807)	(72,758)	(13,087)

Net increase (decrease) in net assets from operations	$(317)	$(9,211)	$(80,880)	$(37,214)	$(5,060)

Statements of Changes in Net Assets For the Year Ended December 31, 2018
	AB VARIABLE PRODUCTS SERIES FUND				ADVISORS PREFERRED TRUST
	DYNAMIC ASSET ALLOCATION	GROWTH AND INCOME	INTERNATIONAL VALUE	SMALL-MID CAP VALUE	GOLD BULLION STRATEGY
Changes from operations:
Net investment income (expense)	$—	$1,798	$3,057	$644	$8,053
Net realized gain (loss) on investments in portfolio shares	(317)	27,408	(130)	34,900	(26)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	(38,417)	(83,807)	(72,758)	(13,087)

Net increase (decrease) in net assets from operations	(317)	(9,211)	(80,880)	(37,214)	(5,060)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—		—
Contract redemptions	—	(12,376)	(3,676)	(6,729)	(314)
Net transfers	317	(40,885)	281,434	(39,512)	56,998

Net increase (decrease) in net assets from contract owners’ transactions	317	(53,261)	277,758	(46,241)	56,684

Net increase (decrease) in net assets	—	(62,472)	196,878	(83,455)	51,624

Net assets, beginning of period	—	222,272	27,232	251,847	26,274

Net assets, end of period	$—	$159,800	$224,110	$168,392	$77,898

The accompanying notes are an integral part of these financial statements.

THE ALGER PORTFOLIOS		ALPS VARIABLE INSURANCE TRUST	ALPS VARIABLE INSURANCE TRUST (MORNINGSTAR ETF ASSET ALLOCATION SERIES)				AMERICAN CENTURY VARIABLE PORTFOLIOS
CAPITAL APPRECIATION	LARGE CAP GROWTH	ALERIAN ENERGY INFRA- STRUCTURE	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH	BALANCED	INCOME AND GROWTH

$119	$—	$2,554	$6,382	$636	$3,619	$400	$6,207	$2,146
—	—	—	—	—	—	—	—	—

119	—	2,554	6,382	636	3,619	400	6,207	2,146

21,032	(51,130)	(598)	(10)	(1)	30	513	348	5,839
1,149	3,789	—	3,090	162	1,399	148	1,261	2,258
21,693	18,615	—	25,620	263	19,025	585	1,450	5,232

43,874	(28,726)	(598)	28,700	424	20,454	1,246	3,059	13,329

(45,923)	(1,833)	(32,263)	(56,498)	(1,384)	(39,318)	(2,315)	(30,225)	(23,510)

$(1,930)	$(30,559)	$(30,307)	$(21,416)	$(324)	$(15,245)	$(669)	$(20,959)	$(8,035)

THE ALGER PORTFOLIOS		ALPS VARIABLE INSURANCE TRUST	ALPS VARIABLE INSURANCE TRUST (MORNINGSTAR ETF ASSET ALLOCATION SERIES)				AMERICAN CENTURY VARIABLE PORTFOLIOS
CAPITAL APPRECIATION	LARGE CAP GROWTH	ALERIAN ENERGY INFRA- STRUCTURE	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH	BALANCED	INCOME AND GROWTH

$119	$—	$2,554	$6,382	$636	$3,619	$400	$6,207	$2,146
43,874	(28,726)	(598)	28,700	424	20,454	1,246	3,059	13,329
(45,923)	(1,833)	(32,263)	(56,498)	(1,384)	(39,318)	(2,315)	(30,225)	(23,510)

(1,930)	(30,559)	(30,307)	(21,416)	(324)	(15,245)	(669)	(20,959)	(8,035)

—	—	—	—	12,691	181,208	—	15,724	—
(2,020)	(3,224)	(12,748)	(767)	(190)	(405)	(92)	(1,767)	(1,394)
24,241	34,159	(61,405)	208,417	16,815	—	(151)	153,757	1,507

22,221	30,935	(74,153)	207,650	29,316	180,803	(243)	167,714	113

20,291	376	(104,460)	186,234	28,992	165,558	(912)	146,755	(7,922)

108,654	12,494	233,345	129,762	—	35,106	19,356	310,700	98,834

$128,945	$12,870	$128,885	$315,996	$28,992	$200,664	$18,444	$457,455	$90,912

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	AMERICAN CENTURY VARIABLE PORTFOLIOS (continued)				AMERICAN FUNDS INSURANCE SERIES
	INFLATION PROTECTION	INTERNATIONAL	ULTRA	VALUE	ASSET ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$8,630	$8,004	$18	$445	$9,223
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	8,630	8,004	18	445	9,223

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(11,312)	(287)	(1,104)	2	254
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	31	—	2,234
Net realized long-term capital gain distributions from investments in portfolio shares	—	41,391	679	2	24,562

Net realized gain (loss) on investments in portfolio shares	(11,312)	41,104	(394)	4	27,050

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(6,694)	(146,202)	(11,973)	(2,875)	(69,645)

Net increase (decrease) in net assets from operations	$(9,376)	$(97,094)	$(12,349)	$(2,426)	$(33,372)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	AMERICAN CENTURY VARIABLE PORTFOLIOS (continued)				AMERICAN FUNDS INSURANCE SERIES
	INFLATION PROTECTION	INTERNATIONAL	ULTRA	VALUE	ASSET ALLOCATION
Changes from operations:
Net investment income (expense)	$8,630	$8,004	$18	$445	$9,223
Net realized gain (loss) on investments in portfolio shares	(11,312)	41,104	(394)	4	27,050
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(6,694)	(146,202)	(11,973)	(2,875)	(69,645)

Net increase (decrease) in net assets from operations	(9,376)	(97,094)	(12,349)	(2,426)	(33,372)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	82,417	—	15,724
Contract redemptions	(4,477)	(149)	(1,337)	(33)	(4,476)
Net transfers	22,177	357	2,456	2,540	125,546

Net increase (decrease) in net assets from contract owners’ transactions	17,700	208	83,536	2,507	136,794

Net increase (decrease) in net assets	8,324	(96,886)	71,187	81	103,422

Net assets, beginning of period	136,982	635,901	7,276	24,111	495,161

Net assets, end of period	$145,306	$539,015	$78,463	$24,192	$598,583

*See	Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS INSURANCE SERIES (continued)
BLUE CHIP INCOME AND GROWTH	BOND	CAPITAL INCOME BUILDER(a)*	GLOBAL BOND	GLOBAL GROWTH(a)*	GROWTH	GROWTH- INCOME	HIGH INCOME BOND	INTERNATIONAL

$2,137	$4,237	$40	$3,294	$48	$1,682	$5,249	$3,286	$10,279
—	—	—	—	—	—	—	—	—

2,137	4,237	40	3,294	48	1,682	5,249	3,286	10,279

39	(27,325)	—	(16,054)	—	18,028	1,331	(27,944)	128,817
2,026	—	—	146	—	1,956	1,566	—	9,442
5,198	909	—	1,078	—	58,061	25,783	—	22,241

7,263	(26,416)	—	(14,830)	—	78,045	28,680	(27,944)	160,500

(22,743)	9,181	(346)	(3,700)	(463)	(93,523)	(45,655)	14,616	(254,026)

$(13,343)	$(12,998)	$(306)	$(15,236)	$(415)	$(13,796)	$(11,726)	$(10,042)	$(83,247)

AMERICAN FUNDS INSURANCE SERIES (continued)
BLUE CHIP INCOME AND GROWTH	BOND	CAPITAL INCOME BUILDER(a)*	GLOBAL BOND	GLOBAL GROWTH(a)*	GROWTH	GROWTH- INCOME	HIGH INCOME BOND	INTERNATIONAL
$2,137	$4,237	$40	$3,294	$48	$1,682	$5,249	$3,286	$10,279
7,263	(26,416)	—	(14,830)	—	78,045	28,680	(27,944)	160,500
(22,743)	9,181	(346)	(3,700)	(463)	(93,523)	(45,655)	14,616	(254,026)

(13,343)	(12,998)	(306)	(15,236)	(415)	(13,796)	(11,726)	(10,042)	(83,247)

16,998	—	—	(146)	—	76,997	—	—	104,934
(807)	(205,303)	(3)	(3,967)	(4)	(7,089)	(6,568)	(523)	(27,886)
31,566	(365,968)	5,819	63,130	9,906	59,245	62,065	(564,937)	(170,172)

47,757	(571,272)	5,816	59,017	9,902	129,153	55,497	(565,460)	(93,124)

34,414	(584,269)	5,510	43,781	9,487	115,357	43,771	(575,502)	(176,371)

76,700	682,312	—	103,278	—	518,263	351,181	637,340	762,438

$111,114	$98,043	$5,510	$147,059	$9,487	$633,620	$394,952	$61,838	$586,067

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	AMERICAN FUNDS INSURANCE SERIES (continued)
	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MORTGAGE	NEW WORLD	U.S. GOVERNMENT AAA RATED SECURITIES(a)*
Investment income:
Income dividends from investments in portfolio shares	$4,105	$2,509	$2,510	$5,067	$185
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	4,105	2,509	2,510	5,067	185

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	624	—	(24,806)	(3,554)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	11,745	2,089	—	14,431	—

Net realized gain (loss) on investments in portfolio shares	12,369	2,089	(24,806)	10,877	—

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(32,743)	(12,030)	14,972	(111,662)	106

Net increase (decrease) in net assets from operations	$(16,269)	$(7,432)	$(7,324)	$(95,718)	$291

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	AMERICAN FUNDS INSURANCE SERIES (continued)
	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MORTGAGE	NEW WORLD	U.S. GOVERNMENT AAA RATED SECURITIES(a)*
Changes from operations:
Net investment income (expense)	$4,105	$2,509	$2,510	$5,067	$185
Net realized gain (loss) on investments in portfolio shares	12,369	2,089	(24,806)	10,877	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(32,743)	(12,030)	14,972	(111,662)	106

Net increase (decrease) in net assets from operations	(16,269)	(7,432)	(7,324)	(95,718)	291

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	15,724	—	—	83,264	—
Contract redemptions	(17,662)	(59)	(136,090)	(9,527)	(62)
Net transfers	34,661	34,661	(277,204)	252,950	11,048

Net increase (decrease) in net assets from contract owners’ transactions	32,723	34,602	(413,294)	326,687	10,986

Net increase (decrease) in net assets	16,454	27,170	(420,618)	230,969	11,277

Net assets, beginning of period	286,658	61,969	499,823	504,404	—

Net assets, end of period	$303,112	$89,139	$79,205	$735,373	$11,277

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

AMUNDI PIONEER ASSET MANAGEMENT				BLACKROCK VARIABLE SERIES TRUST FUNDS
BOND	EQUITY INCOME	MID CAP VALUE	STRATEGIC INCOME	ADVANTAGE LARGE CAP CORE V.I.	GLOBAL ALLOCATION V.I.	HIGH YIELD V.I.	ISHARES ALTERNATIVE STRATEGIES(b)*	LARGE CAP FOCUS GROWTH V.I.

$9,993	$3,491	$25	$2,810	$289	$4,322	$43,504	$—	$—

—	—	—	—	—	—	—	—	—

9,993	3,491	25	2,810	289	4,322	43,504	—	—

(182)	2,635	(3)	(207)	(35,932)	(566)	(36,495)	2,502	69,865
423	—	—	160	1,931	242	—	—	914
459	31,910	468	447	1,358	21,650	—	—	17,612

700	34,545	465	400	(32,643)	21,326	(36,495)	2,502	88,391

(12,221)	(51,016)	(10,035)	(5,036)	229	(66,409)	(10,006)	(1,971)	(30,994)

$(1,528)	$(12,980)	$(9,545)	$(1,826)	$(32,125)	$(40,761)	$(2,997)	$531	$57,397

AMUNDI PIONEER ASSET MANAGEMENT				BLACKROCK VARIABLE SERIES TRUST FUNDS
BOND	EQUITY INCOME	MID CAP VALUE	STRATEGIC INCOME	ADVANTAGE LARGE CAP CORE V.I.	GLOBAL ALLOCATION V.I.	HIGH YIELD V.I.	ISHARES ALTERNATIVE STRATEGIES(b)*	LARGE CAP FOCUS GROWTH V.I.

$9,993	$3,491	$25	$2,810	$289	$4,322	$43,504	$—	$—
700	34,545	465	400	(32,643)	21,326	(36,495)	2,502	88,391
(12,221)	(51,016)	(10,035)	(5,036)	229	(66,409)	(10,006)	(1,971)	(30,994)

(1,528)	(12,980)	(9,545)	(1,826)	(32,125)	(40,761)	(2,997)	531	57,397

96,862	—	49,450	—	—	—	(3)	—	42,585
(12,604)	(1,410)	(17)	(475)	(88)	(13,954)	(515,461)	(503)	(1,224)
265,241	(165,666)	—	(3,392)	19,290	105,084	330,005	(49,634)	37,958

349,497	(167,076)	49,432	(3,867)	19,202	91,130	(185,459)	(50,137)	79,319

347,971	(180,056)	39,888	(5,693)	(12,923)	50,369	(188,456)	(49,606)	136,716

224,215	328,903	5,893	99,096	34,262	409,803	519,249	49,606	—

$572,186	$148,847	$45,781	$93,403	$21,339	$460,172	$330,793	$—	$136,716

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	BLACKROCK VARIABLE SERIES TRUST FUNDS (CONTINUED)		CALVERT VARIABLE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST
	TOTAL RETURN V.I.	U.S. GOVERNMENT BOND V.I.	SRI BALANCED	AQR MANAGED FUTURES STRATEGY	SELECT LARGE-CAP
Investment income:
Income dividends from investments in portfolio shares	$14,747	$6,729	$1,107	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	14,747	6,729	1,107	—	—

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(23,142)	(532)	5	(36,501)	401
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	1,947	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	3,783	—	—

Net realized gain (loss) on investments in portfolio shares	(23,142)	(532)	5,735	(36,501)	401

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,648)	(5,937)	(8,458)	14,955	(47,912)

Net increase (decrease) in net assets from operations	$(13,043)	$260	$(1,616)	$(21,546)	$(47,511)

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2018
	BLACKROCK VARIABLE SERIES TRUST FUNDS (CONTINUED)		CALVERT VARIABLE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST
	TOTAL RETURN V.I.	U.S. GOVERNMENT BOND V.I.	SRI BALANCED	AQR MANAGED FUTURES STRATEGY	SELECT LARGE-CAP
Changes from operations:
Net investment income (expense)	$14,747	$6,729	$1,107	$—	$—
Net realized gain (loss) on investments in portfolio shares	(23,142)	(532)	5,735	(36,501)	401
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,648)	(5,937)	(8,458)	14,955	(47,912)

Net increase (decrease) in net assets from operations	(13,043)	260	(1,616)	(21,546)	(47,511)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	—
Contract redemptions	(210,793)	(12,530)	(190)	(17,166)	(1,013)
Net transfers	(348,717)	25,224	—	(83,452)	5,434

Net increase (decrease) in net assets from contract owners’ transactions	(559,510)	12,694	(190)	(100,618)	4,421

Net increase (decrease) in net assets	(572,553)	12,954	(1,806)	(122,164)	(43,090)

Net assets, beginning of period	833,087	340,168	61,225	252,299	384,627

Net assets, end of period	$260,534	$353,122	$59,419	$130,135	$341,537

The accompanying notes are an integral part of these financial statements.

COLUMBIA FUNDS VARIABLE SERIES TRUST (continued)			CREDIT SUISSE TRUST	DELAWARE VIP TRUST	DFA INVESTMENT DIMENSIONS
SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	STRATEGIC INCOME	COMMODITY RETURN STRATEGY	SMALL CAP VALUE	VA EQUITY ALLOCATION	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION	VA INTERNATIONAL SMALL

$—	$—	$2,515	$532	$1,626	$2,138	$48,070	$40,588	$17,526

—	—	—	—	—	125	2,684	4,794	2,748

—	—	2,515	532	1,626	2,013	45,386	35,794	14,778

27	(41,152)	(79)	(39)	6,146	3,107	(4,473)	22,237	5,448
—	7,279	—	—	278	3	—	—	2,643
—	26,909	—	—	19,168	636	—	5,774	43,206

27	(6,964)	(79)	(39)	25,592	3,746	(4,473)	28,011	51,297

(11,492)	(30,486)	(2,258)	(3,000)	(72,706)	(20,135)	(24,088)	(200,012)	(307,074)

$(11,465)	$(37,450)	$178	$(2,507)	$(45,488)	$(14,376)	$16,825	$(136,207)	$(240,999)

COLUMBIA FUNDS VARIABLE SERIES TRUST (continued)			CREDIT SUISSE TRUST	DELAWARE VIP TRUST	DFA INVESTMENT DIMENSIONS
SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	STRATEGIC INCOME	COMMODITY RETURN STRATEGY	SMALL CAP VALUE	VA EQUITY ALLOCATION	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION	VA INTERNATIONAL SMALL

$—	$—	$2,515	$532	$1,626	$2,013	$45,386	$35,794	$14,778
27	(6,964)	(79)	(39)	25,592	3,746	(4,473)	28,011	51,297
(11,492)	(30,486)	(2,258)	(3,000)	(72,706)	(20,135)	(24,088)	(200,012)	(307,074)

(11,465)	(37,450)	178	(2,507)	(45,488)	(14,376)	16,825	(136,207)	(240,999)

—	42,362	—		—	—	—	394,461	119,116
(1,566)	(3,423)	(5,115)	(139)	(6,338)	—	(40,857)	(53,994)	(29,064)
62,613	62,954	267,858	13,313	(7,030)	139,387	87,091	(130,574)	197,057

61,047	101,893	262,743	13,174	(13,368)	139,387	46,234	209,893	287,109

49,582	64,443	262,921	10,667	(58,856)	125,011	63,059	73,686	46,110

10,306	219,965	77,723	7,690	256,500	—	991,459	1,712,970	887,248

$59,888	$284,408	$340,644	$18,357	$197,644	$125,011	$1,054,518	$1,786,656	$933,358

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	DFA INVESTMENT DIMENSIONS (continued)				DREYFUS INVESTMENT PORTFOLIOS
	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE	SMALL CAP STOCK INDEX
Investment income:
Income dividends from investments in portfolio shares	$57,423	$14,746	$60,265	$9,846	$3,988
Expenses:
Mortality and expense risk fees	4,666	1,860	6,067	2,447	—

Net investment income (expense)	52,757	12,886	54,198	7,399	3,988

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	12,267	211	16,011	7,474	9,262
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	13,465	5,177
Net realized long-term capital gain distributions from investments in portfolio shares	5,942	—	59,303	43,858	21,492

Net realized gain (loss) on investments in portfolio shares	18,209	211	75,314	64,797	35,931

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(464,274)	(379)	(479,643)	(232,909)	(158,809)

Net increase (decrease) in net assets from operations	$(393,308)	$12,718	$(350,131)	$(160,713)	$(118,890)

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2018
	DFA INVESTMENT DIMENSIONS (continued)				DREYFUS INVESTMENT PORTFOLIOS
	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE	SMALL CAP STOCK INDEX
Changes from operations:
Net investment income (expense)	$52,757	$12,886	$54,198	$7,399	$3,988
Net realized gain (loss) on investments in portfolio shares	18,209	211	75,314	64,797	35,931
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(464,274)	(379)	(479,643)	(232,909)	(158,809)

Net increase (decrease) in net assets from operations	(393,308)	12,718	(350,131)	(160,713)	(118,890)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	180,029	146,301	169,691	24,778	126,803
Contract redemptions	(40,670)	(80,337)	(23,265)	(17,054)	(2,006)
Net transfers	1,101,357	535,460	1,602,563	137,186	402,154

Net increase (decrease) in net assets from contract owners’ transactions	1,240,716	601,424	1,748,989	144,910	526,951

Net increase (decrease) in net assets	847,408	614,142	1,398,858	(15,803)	408,061

Net assets, beginning of period	1,187,990	340,135	1,148,970	846,570	258,634

Net assets, end of period	$2,035,398	$954,277	$2,547,828	$830,767	$666,695

The accompanying notes are an integral part of these financial statements.

		DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUEST	FEDERATED INSUARNCE SERIES			FIDELITY VARIABLE INSURANCE PRODUCTS
DREYFUS STOCK INDEX	DREYFUS SUSTAINABLE U.S. EQUITY	INTERNATIONAL VALUE	FLOATING- RATE INCOME	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II	BALANCED	CONTRAFUND

$13,331	$885	$2,719	$74,482	$8,477	$—	$6,699	$5,747	$980

2,722	—	—	—	—	—	—	—	—

10,609	885	2,719	74,482	8,477	—	6,699	5,747	980

90,487	(18)	7,145	(19,240)	(2,111)	8,432	12	26,361	2,903
1,638	1,205	—	—	—	—	—	4,970	650
24,396	8,153	—	—	—	1,474	—	17,194	17,129

116,521	9,340	7,145	(19,240)	(2,111)	9,906	12	48,525	20,682

(189,131)	(12,409)	(36,922)	(48,734)	(8,868)	(9,546)	(27,306)	(70,490)	(43,325)

$(62,001)	$(2,184)	$(27,058)	$6,508	$(2,502)	$360	$(20,595)	$(16,218)	$(21,663)

		DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUEST	FEDERATED INSUARNCE SERIES			FIDELITY VARIABLE INSURANCE PRODUCTS
DREYFUS STOCK INDEX	DREYFUS SUSTAINABLE U.S. EQUITY	INTERNATIONAL VALUE	FLOATING- RATE INCOME	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II	BALANCED	CONTRAFUND

$10,609	$885	$2,719	$74,482	$8,477	$—	$6,699	$5,747	$980
116,521	9,340	7,145	(19,240)	(2,111)	9,906	12	48,525	20,682
(189,131)	(12,409)	(36,922)	(48,734)	(8,868)	(9,546)	(27,306)	(70,490)	(43,325)

(62,001)	(2,184)	(27,058)	6,508	(2,502)	360	(20,595)	(16,218)	(21,663)

79,788	—	—	49,479	30,782	146,604	—	—	21,172
(353,300)	(295)	(10,743)	(595,507)	(161)	(44)	(93)	(8,009)	(4,823)
(947,072)	—	(10,267)	412,438	27,882	(53,387)	103,426	(130,740)	15,009

(1,220,584)	(295)	(21,010)	(133,590)	58,503	93,173	103,333	(138,749)	31,358

(1,282,585)	(2,479)	(48,068)	(127,082)	56,001	93,533	82,738	(154,967)	9,695

1,439,056	49,991	141,213	1,294,389	76,928	18,512	138,940	571,975	196,490

$156,471	$47,512	$93,145	$1,167,307	$132,929	$112,045	$221,678	$417,008	$206,185

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	DISCIPLINED SMALL CAP	FREEDOM INCOME	GROWTH	GROWTH AND INCOME	GROWTH OPPORTUNITIES
Investment income:
Income dividends from investments in portfolio shares	$300	$886	$53	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	300	886	53	—	—

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(3,015)	(80)	(37,568)	2,166	(9,220)
Net realized short-term capital gain distributions from investments in portfolio shares	354	77	—	—	56
Net realized long-term capital gain distributions from investments in portfolio shares	10,426	455	18,454	—	—

Net realized gain (loss) on investments in portfolio shares	7,765	452	(19,114)	2,166	(9,164)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(8,914)	(2,893)	(151,869)	—	(1,285)

Net increase (decrease) in net assets from operations	$(849)	$(1,555)	$(170,930)	$2,166	$(10,449)

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2018
	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	DISCIPLINED SMALL CAP	FREEDOM INCOME	GROWTH	GROWTH AND INCOME	GROWTH OPPORTUNITIES
Changes from operations:
Net investment income (expense)	$300	$886	$53	$—	$—
Net realized gain (loss) on investments in portfolio shares	7,765	452	(19,114)	2,166	(9,164)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(8,914)	(2,893)	(151,869)	—	(1,285)

Net increase (decrease) in net assets from operations	(849)	(1,555)	(170,930)	2,166	(10,449)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	8,491	—	—
Contract redemptions	(1,522)	(1,985)	(10,342)	(160)	(2)
Net transfers	(92,020)	12,523	1,249,509	(2,006)	29,660

Net increase (decrease) in net assets from contract owners’ transactions	(93,542)	10,538	1,247,658	(2,166)	29,658

Net increase (decrease) in net assets	(94,391)	8,983	1,076,728	—	19,209

Net assets, beginning of period	123,569	48,919	109,413	—	—

Net assets, end of period	$29,178	$57,902	$1,186,141	$—	$19,209

The accompanying notes are an integral part of these financial statements.

FIDELITY VARIABLE INSURANCE PRODUCTS (continued)							FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	OVERSEAS	GLOBAL REAL ESTATE

$—	$797	$13,885	$451	$2,421	$542	$10,139	$1,048	$328

—	—	—	—	—	—	—	—	—

—	797	13,885	451	2,421	542	10,139	1,048	328

(1,201)	2,390	(3,500)	3,705	1,672	(1,312)	(3,732)	5,879	35
—	—	188	110	—	—	506	—	—
—	2,232	3,433	5,160	—	855	—	2,493	—

(1,201)	4,622	121	8,975	1,672	(457)	(3,226)	8,372	35

4,512	(25,710)	(17,528)	(30,642)	(33,460)	(1,222)	(16,772)	(5,178)	(697)

$3,311	$(20,291)	$(3,522)	$(21,216)	$(29,367)	$(1,137)	$(9,859)	$4,242	$(334)

FIDELITY VARIABLE INSURANCE PRODUCTS (continued)							FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	OVERSEAS	GLOBAL REAL ESTATE

$—	$797	$13,885	$451	$2,421	$542	$10,139	$1,048	$328
(1,201)	4,622	121	8,975	1,672	(457)	(3,226)	8,372	35
4,512	(25,710)	(17,528)	(30,642)	(33,460)	(1,222)	(16,772)	(5,178)	(697)

3,311	(20,291)	(3,522)	(21,216)	(29,367)	(1,137)	(9,859)	4,242	(334)

—	5,757	120,094	16,937	—	—	16,937	8,977	—
(48)	(2,124)	(3,278)	(2,543)	(3,079)	(652)	(6,537)	(301)	(377)
437,301	(1,091)	(5,330)	66,801	(4,061)	(2,760)	32,161	(2,567)	(223)

437,253	2,542	111,486	81,195	(7,140)	(3,412)	42,561	6,109	(600)

440,564	(17,749)	107,964	59,979	(36,507)	(4,549)	32,702	10,351	(934)

34,145	153,205	495,383	56,586	193,390	25,028	244,356	32,708	8,532

$474,709	$135,456	$603,347	$116,565	$156,883	$20,479	$277,058	$43,059	$7,598

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)
	INCOME	MUTUAL SHARES	RISING DIVIDENDS	STRATEGIC INCOME	TEMPLETON GLOBAL BOND
Investment income:
Income dividends from investments in portfolio shares	$4,746	$1,143	$3,010	$4,866	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	4,746	1,143	3,010	4,866	—

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(45)	(82)	8,737	422	9,736
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	777	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,780	13,800	—	—

Net realized gain (loss) on investments in portfolio shares	(45)	1,698	23,314	422	9,736

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(8,547)	(6,943)	(35,120)	(8,821)	(1,248)

Net increase (decrease) in net assets from operations	$(3,846)	$(4,102)	$(8,796)	$(3,533)	$8,488

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2018
	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)
	INCOME	MUTUAL SHARES	RISING DIVIDENDS	STRATEGIC INCOME	TEMPLETON GLOBAL BOND
Changes from operations:
Net investment income (expense)	$4,746	$1,143	$3,010	$4,866	$—
Net realized gain (loss) on investments in portfolio shares	(45)	1,698	23,314	422	9,736
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(8,547)	(6,943)	(35,120)	(8,821)	(1,248)

Net increase (decrease) in net assets from operations	(3,846)	(4,102)	(8,796)	(3,533)	8,488

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	15,864	—	—	23,689	1,350
Contract redemptions	(4,842)	(707)	(16,292)	(9,352)	(23,477)
Net transfers	8,407	8,763	(36,465)	64,585	(26,059)

Net increase (decrease) in net assets from contract owners’ transactions	19,429	8,056	(52,757)	78,922	(48,186)

Net increase (decrease) in net assets	15,583	3,954	(61,553)	75,389	(39,698)

Net assets, beginning of period	74,255	38,070	223,671	161,506	500,466

Net assets, end of period	$89,838	$42,024	$162,118	$236,895	$460,768

* See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)	GOLDMAN SACHS VARIABLE INSURANCE TRUST		GUGGENHEIM VARIABLE INSURANCE FUNDS
U.S. GOVERNMENT SECURITIES	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME(c)*	GLOBAL MANAGED FUTURES STRATEGY	LONG SHORT EQUITY	MULTI-HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY

$962	$932	$17	$—	$—	$—	$—	$—	$—

—	—	—	—	—	—	—	—	—

962	932	17	—	—	—	—	—	—

(58)	—	(292)	729	(19)	—	3,098	1,159	2,116
—	—	—	—	2,426	—	—	—	—
—	—	—	—	226	—	—	—	211

(58)	—	(292)	729	2,633	—	3,098	1,159	2,327

(800)	(3,942)	303	(6,039)	(5,089)	(8,040)	(65)	(1,350)	(14,559)

$104	$(3,010)	$28	$(5,310)	$(2,456)	$(8,040)	$3,033	$(191)	$(12,232)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)	GOLDMAN SACHS VARIABLE INSURANCE TRUST		GUGGENHEIM VARIABLE INSURANCE FUNDS
U.S. GOVERNMENT SECURITIES	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME(c)*	GLOBAL MANAGED FUTURES STRATEGY	LONG SHORT EQUITY	MULTI-HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY

$962	$932	$17	$—	$—	$—	$—	$—	$—
(58)	—	(292)	729	2,633	—	3,098	1,159	2,327
(800)	(3,942)	303	(6,039)	(5,089)	(8,040)	(65)	(1,350)	(14,559)

104	(3,010)	28	(5,310)	(2,456)	(8,040)	3,033	(191)	(12,232)

—	—	—	27,369	750	—	—	—	—
(750)	(22)	—	(9)	(139)	(59)	(217)	(151)	(503)
—	—	(9,678)	(21,413)	20,230	18,292	(48,628)	(24,384)	65,695

(750)	(22)	(9,678)	5,947	20,841	18,233	(48,845)	(24,535)	65,192

(646)	(3,032)	(9,650)	637	18,385	10,193	(45,812)	(24,726)	52,960

35,757	42,455	9,650	65,099	—	145,937	45,812	24,726	15,520

$35,111	$39,423	$—	$65,736	$18,385	$156,130	$—	$—	$68,480

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES
Investment income:
Income dividends from investments in portfolio shares	$1,297	$7	$—	$21	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	1,297	7	—	21	—

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(22,891)	(1,231)	25,176	3,331	(1,157)
Net realized short-term capital gain distributions from investments in portfolio shares	—	775	891	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	6,543	—	275	—	—

Net realized gain (loss) on investments in portfolio shares	(16,348)	(456)	26,342	3,331	(1,157)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(31,223)	—	(8,800)	(1,111)	—

Net increase (decrease) in net assets from operations	$(46,274)	$(449)	$17,542	$2,241	$(1,157)

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2018
	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES
Changes from operations:
Net investment income (expense)	$1,297	$7	$—	$21	$—
Net realized gain (loss) on investments in portfolio shares	(16,348)	(456)	26,342	3,331	(1,157)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(31,223)	—	(8,800)	(1,111)	—

Net increase (decrease) in net assets from operations	(46,274)	(449)	17,542	2,241	(1,157)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,240	—	—	—	—
Contract redemptions	(89,501)	—	(139)	(135)	(31)
Net transfers	96,559	449	(24,993)	(32,563)	1,188

Net increase (decrease) in net assets from contract owners’ transactions	9,298	449	(25,132)	(32,698)	1,157

Net increase (decrease) in net assets	(36,976)	—	(7,590)	(30,457)	—

Net assets, beginning of period	312,966	—	34,865	30,457	—

Net assets, end of period	$275,990	$—	$27,275	$—	$—

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX LEISURE

$—	$—	$163	$—	$—	$—	$—	$—	$32

—	—	—	—	—	—	—	—	—

—	—	163	—	—	—	—	—	32

374	(1,146)	(981)	(17,326)	16,340	889	7,096	1,804	(2,106)
—	—	8	—	188	—	—	—	275
—	—	5	768	—	—	—	—	—

374	(1,146)	(968)	(16,558)	16,528	889	7,096	1,804	(1,831)

—	(1,624)	475	(2,316)	(2,270)	(51)	220	—	—

$374	$(2,770)	$(330)	$(18,874)	$14,258	$838	$7,316	$1,804	$(1,799)

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX LEISURE

$—	$—	$163	$—	$—	$—	$—	$—	$32
374	(1,146)	(968)	(16,558)	16,528	889	7,096	1,804	(1,831)
—	(1,624)	475	(2,316)	(2,270)	(51)	220	—	—

374	(2,770)	(330)	(18,874)	14,258	838	7,316	1,804	(1,799)

—	—	—	61	—	—	—	—	—
—	(124)	(212)	(735)	(83)	(4,447)	—	—	(62)
(374)	(24,636)	14,040	(4,449)	(51,993)	(12,920)	22,127	(1,804)	1,861

(374)	(24,760)	13,828	(5,123)	(52,076)	(17,367)	22,127	(1,804)	1,799

—	(27,530)	13,498	(23,997)	(37,818)	(16,529)	29,443	—	—

—	27,530	—	39,291	37,818	21,823	—	—	—

$—	$—	$13,498	$15,294	$—	$5,294	$29,443	$—	$—

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX REAL ESTATE
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$389
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	—	—	—	—	389

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,582)	14,933	6,887	53,344	(3,597)
Net realized short-term capital gain distributions from investments in portfolio shares	—	28,363	113,781	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—

Net realized gain (loss) on investments in portfolio shares	(1,582)	43,296	120,668	53,344	(3,597)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	(118,938)	(225,392)	(68,532)	(2,299)

Net increase (decrease) in net assets from operations	$(1,582)	$(75,642)	$(104,724)	$(15,188)	$(5,507)

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2018
	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX REAL ESTATE
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$389
Net realized gain (loss) on investments in portfolio shares	(1,582)	43,296	120,668	53,344	(3,597)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	(118,938)	(225,392)	(68,532)	(2,299)

Net increase (decrease) in net assets from operations	(1,582)	(75,642)	(104,724)	(15,188)	(5,507)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	8,268	2	—	—
Contract redemptions	(40)	(7,047)	(20,244)	(4)	(201)
Net transfers	1,622	1,074,331	189,110	(267,057)	(21,135)

Net increase (decrease) in net assets from contract owners’ transactions	1,582	1,075,552	168,868	(267,061)	(21,336)

Net increase (decrease) in net assets	—	999,910	64,144	(282,249)	(26,843)

Net assets, beginning of period	—	60,244	384,784	282,249	63,332

Net assets, end of period	$—	$1,060,154	$448,928	$—	$36,489

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE

$2	$—	$134	$—	$80	$—	$—	$—	$—

—	—	—	—	—	—	—	—	—

2	—	134	—	80	—	—	—	—

3,727	(2,385)	7,166	(104,939)	3,290	(6,929)	(255)	(306)	(8,609)
—	10,149	16,802	21,250	349	—	—	—	—
—	—	—	17,396	561	—	—	1,129	—

3,727	7,764	23,968	(66,293)	4,200	(6,929)	(255)	823	(8,609)

(1,983)	(76,434)	(122,208)	—	(2,518)	—	—	—	—

$1,746	$(68,670)	$(98,106)	$(66,293)	$1,762	$(6,929)	$(255)	$823	$(8,609)

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE

$2	$—	$134	$—	$80	$—	$—	$—	$—
3,727	7,764	23,968	(66,293)	4,200	(6,929)	(255)	823	(8,609)
(1,983)	(76,434)	(122,208)	—	(2,518)	—	—	—	—

1,746	(68,670)	(98,106)	(66,293)	1,762	(6,929)	(255)	823	(8,609)

—	—	—	—	—	—	—	—	—
(283)	(341)	(362)	(2,406)	(414)	(187)	—	(374)	—
(26,203)	239,894	227,688	68,699	(44,031)	7,116	255	(449	8,609

(26,486)	239,553	227,326	66,293	(44,446)	6,929	255	(823)	8,609

(24,740)	170,883	129,220	—	(42,684)	—	—	—	—

24,740	—	222,705	—	50,713	—	—	—	—

$—	$170,883	$351,925	$—	$8,029	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANS- PORTATION	RYDEX UTILITIES
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	—	—	—	—	—

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,018)	30,760	(226)	1,831	(3,417)
Net realized short-term capital gain distributions from investments in portfolio shares	—	1,965	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—

Net realized gain (loss) on investments in portfolio shares	(1,018)	32,725	(226)	1,831	(3,417)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(56)	(5,329)	(1,082)	(829)	652

Net increase (decrease) in net assets from operations	$(1,074)	$27,396	$(1,308)	$1,002	$(2,765)

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2018

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANS- PORTATION	RYDEX UTILITIES
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	(1,018)	32,725	(226)	1,831	(3,417)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(56)	(5,329)	(1,082)	(829)	652

Net increase (decrease) in net assets from operations	(1,074)	27,396	(1,308)	1,002	(2,765)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	—
Contract redemptions	—	(672)	(125)	(177)	(111)
Net transfers	3,376	(41,676)	(22,547)	(43,334)	(19,705)

Net increase (decrease) in net assets from contract owners’ transactions	3,376	(42,348)	(22,672)	(43,511)	(19,816)

Net increase (decrease) in net assets	2,302	(14,952)	(23,980)	(42,509)	(22,581)

Net assets, beginning of period	—	40,102	23,980	42,509	22,581

Net assets, end of period	$2,302	$25,150	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)						INVESCO VARIABLE INSURANCE FUNDS
VT FLOATING RATE STRATEGIES	VT HIGH YIELD	VT SMALL CAP VALUE	VT STYLEPLUS LARGE GROWTH	VY STYLEPLUS MID GROWTH	VT U.S. TOTAL RETURN BOND	BALANCED RISK ALLOCATION	CORE EQUITY	CORE PLUS BOND

$15,279	$6,761	$65	$592	$185	$48,007	$4,886	$—	$10,131

—	—	—	—	—	—	—	—	—

15,279	6,761	65	592	185	48,007	4,886	—	10,131

1,053	5,253	(1,715)	1	370	(9,994)	(11,878)	2,225	(4)
—	—	519	5,498	1,529	—	23,146	—	—
—	—	1,368	14	57	—	10,732	—	—

1,053	5,253	172	5,513	1,956	(9,994)	22,000	2,225	(4)

(26,094)	(13,719)	(4,330)	(7,377)	(2,994)	(25,093)	(41,025)	—	(16,313)

$(9,762)	$(1,705)	$(4,093)	$(1,272)	$(853)	$12,920	$(14,139)	$2,225	$(6,186)

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)						INVESCO VARIABLE INSURANCE FUNDS
VT FLOATING RATE STRATEGIES	VT HIGH YIELD	VT SMALL CAP VALUE	VT STYLEPLUS LARGE GROWTH	VY STYLEPLUS MID GROWTH	VT U.S. TOTAL RETURN BOND	BALANCED RISK ALLOCATION	CORE EQUITY	CORE PLUS BOND

$15,279	$6,761	$65	$592	$185	$48,007	$4,886	$—	$10,131
1,053	5,253	172	5,513	1,956	(9,994)	22,000	2,225	(4)
(26,094)	(13,719)	(4,330)	(7,377)	(2,994)	(25,093)	(41,025)	—	(16,313)

(9,762)	(1,705)	(4,093)	(1,272)	(853)	12,920	(14,139)	2,225	(6,186)

—	42,649	—	—	—	147,096	25,489	—	96,838
(23,346)	(253)	(24)	(15)	(557)	(8,538)	(94,063)	—	(118)
185,978	(77,054)	1,698	—	(1,347)	48,336	305,237	(2,225)	—

162,632	(34,658)	1,674	(15)	(1,904)	186,894	236,663	(2,225)	96,720

152,870	(36,363)	(2,419)	(1,287)	(2,757)	199,814	222,524	—	90,534

450,899	159,842	18,938	35,022	14,971	959,160	72,230	—	183,552

$603,769	$123,479	$16,519	$33,735	$12,214	$1,158,974	$294,754	$—	$274,086

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	INVESCO VARIABLE INSUARNCE FUNDS (continued)
	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET	GOVERNMENT SECURITIES
Investment income:
Income dividends from investments in portfolio shares	$7,382	$13,376	$5,262	$113,188	$11,090
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	7,382	13,376	5,262	113,188	11,090

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	751	66	184	—	(728)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	10,599	26,297	1,646	—	—

Net realized gain (loss) on investments in portfolio shares	11,350	26,363	1,830	—	(728)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(45,623)	(97,853)	(16,369)	—	(856)

Net increase (decrease) in net assets from operations	$(26,891)	$(58,114)	$(9,277)	$113,188	$9,506

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2018

	INVESCO VARIABLE INSURANCE FUNDS (continued)
	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET	GOVERNMENT SECURITIES
Changes from operations:
Net investment income (expense)	$7,382	$13,376	$5,262	$113,188	$11,090
Net realized gain (loss) on investments in portfolio shares	11,350	26,363	1,830	—	(728)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(45,623)	(97,853)	(16,369)	—	(856)

Net increase (decrease) in net assets from operations	(26,891)	(58,114)	(9,277)	113,188	9,506

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	54,736	39,311	48,718	16,685,795	27,977
Contract redemptions	(6,254)	(2,597)	(1,154)	(1,300,981)	(518)
Net transfers	28,277	103,042	27,839	(11,486,898)	441,125

Net increase (decrease) in net assets from contract owners’ transactions	76,759	139,756	75,403	3,897,916	468,584

Net increase (decrease) in net assets	49,868	81,642	66,126	4,011,104	478,090

Net assets, beginning of period	290,196	458,254	71,405	8,034,659	3,701

Net assets, end of period	$340,064	$539,896	$137,531	$12,045,763	$481,791

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

INVESCO VARIABLE INSURANCE FUNDS (continued)					IVY VARIABLE INSURANCE PORTFOLIOS
HEALTH CARE(d)*	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	TECHNOLOGY	BALANCED	ENERGY	GLOBAL BOND	HIGH INCOME

$—	$—	$433	$8	$—	$—	$—	$2,163	$4,262

—	—	—	—	—	—	—	—	—

—	—	433	8	—	—	—	2,163	4,262

(6)	3,698	3	(9,238)	30,857	(6,016)	(162)	(455)	(2,353)
19	—	—	—	2,473	—	—	—	—
1,765	—	147	1,037	9,835	—	—	—	—

1,778	3,698	150	(8,201)	43,165	(6,016)	(162)	(455)	(2,353)

(1,654)	—	(3,862)	(2,212)	(57,331)	—	—	(1,509)	(2,726)

$124	$3,698	$(3,279)	$(10,405)	$(14,166)	$(6,016)	$(162)	$199	$(817)

INVESCO VARIABLE INSURANCE FUNDS (continued)					IVY VARIABLE INSURANCE PORTFOLIOS
HEALTH CARE(d)*	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	TECHNOLOGY	BALANCED	ENERGY	GLOBAL BOND	HIGH INCOME

$—	$—	$433	$8	$—	$—	$—	$2,163	$4,262
1,778	3,698	150	(8,201)	43,165	(6,016)	(162)	(455)	(2,353)
(1,654)	—	(3,862)	(2,212)	(57,331)	—	—	(1,509)	(2,726)

124	3,698	(3,279)	(10,405)	(14,166)	(6,016)	(162)	199	(817)

—	—	—	—	—	—	—	10,000	—
(148)	(30)	(24)	(24)	(1,137)	(178)	—	(2,296)	(165,589)
—	(3,668)	—	9,572	158,088	6,194	162	60,368	250,324

(148)	(3,698)	(24)	9,548	156,951	6,016	162	68,072	84,735

(24)	—	(3,303)	(857)	142,785	—	—	68,271	83,918

13,057	—	21,914	7,203	101,053	—	—	37,565	15,060

$13,033	$—	$18,611	$6,346	$243,838	$—	$—	$105,836	$98,978

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	IVY VARIABLE INSURANCE PORTFOLIOS (continued)			JANUS HENDERSON VIT FUNDS- INSTITUTIONAL
	LIMITED TERM BOND	NATURAL RESOURCES	SCIENCE AND TECHNOLOGY	BALANCED	ENTERPRISE
Investment income:
Income dividends from investments in portfolio shares	$447	$187	$—	$30,781	$1,465
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	447	187	—	30,781	1,465

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(3)	(3)	(6,672)	38,999	34,611
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	153
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	6,384	39,135	28,499

Net realized gain (loss) on investments in portfolio shares	(3)	(3)	(288)	78,134	63,263

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(235)	(17,606)	(12,731)	(107,400)	(61,478)

Net increase (decrease) in net assets from operations	$209	$(17,422)	$(13,019)	$1,515	$3,250

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2018

	IVY VARIABLE INSURANCE PORTFOLIOS (continued)			JANUS HENDERSON VIT FUNDS- INSTITUTIONAL
	LIMITED TERM BOND	NATURAL RESOURCES	SCIENCE AND TECHNOLOGY	BALANCED	ENTERPRISE
Changes from operations:
Net investment income (expense)	$447	$187	$—	$30,781	$1,465
Net realized gain (loss) on investments in portfolio shares	(3)	(3)	(288)	78,134	63,263
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(235)	(17,606)	(12,731)	(107,400)	(61,478)

Net increase (decrease) in net assets from operations	209	(17,422)	(13,019)	1,515	3,250

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	67,786	—	66,724	32,841
Contract redemptions	(240)	(31)	(23)	(150,143)	(1,635)
Net transfers	—	—	10,692	326,297	(64,471)

Net increase (decrease) in net assets from contract owners’ transactions	(240)	67,755	10,669	242,878	(33,265)

Net increase (decrease) in net assets	(31)	50,333	(2,350)	244,393	(30,015)

Net assets, beginning of period	27,115	—	44,664	1,157,050	571,947

Net assets, end of period	$27,084	$50,333	$42,314	$1,401,443	$541,932

The accompanying notes are an integral part of these financial statements.

JANUS HENDERSON VIT FUNDS – INSTITUTIONAL (continued)					JANUS HENDERSON VIT FUNDS – SERVICE			JOHN HANCOCK VARIABLE INSURANCE TRUST
FORTY	GLOBAL RESEARCH	OVERSEAS	MID CAP VALUE	RESEARCH	FLEXIBLE BOND	GLOBAL UNCONSTRAINED BOND	U.S. LOW VOLATILITY	EMERGING MARKETS VALUE

$—	$142	$400	$1,054	$813	$7,061	$5,414	$481	$8,188

—	—	—	—	—	—	—	—	169

—	142	400	1,054	813	7,061	5,414	481	8,019

108,204	229	154	14	2,636	(9,413)	(18,101)	2	(4,175)
8,638	—	—	—	—	—	—	—	—
92,802	—	—	7,772	7,192	—	—	394	—

209,644	229	154	7,786	9,828	(9,413)	(18,101)	396	(4,175)

(174,810)	(3,481)	(4,140)	(23,567)	(12,908)	(2,092)	(423)	(2,458)	(41,638)

$34,834	$(3,110)	$(3,586)	$(14,727)	$(2,267)	$(4,444)	$(13,110)	$(1,581)	$(37,794)

JANUS HENDERSON VIT FUNDS – INSTITUTIONAL (continued)					JANUS HENDERSON VIT FUNDS – SERVICE			JOHN HANCOCK VARIABLE INSURANCE TRUST
FORTY	GLOBAL RESEARCH	OVERSEAS	MID CAP VALUE	RESEARCH	FLEXIBLE BOND	GLOBAL UNCONSTRAINED BOND	U.S. LOW VOLATILITY	EMERGING MARKETS VALUE

$—	$142	$400	$1,054	$813	$7,061	$5,414	$481	$8,019
209,644	229	154	7,786	9,828	(9,413)	(18,101)	396	(4,175)
(174,810)	(3,481)	(4,140)	(23,567)	(12,908)	(2,092)	(423)	(2,458)	(41,638)

34,834	(3,110)	(3,586)	(14,727)	(2,267)	(4,444)	(13,110)	(1,581)	(37,794)

31,246	24,906	—	17,955	—	29,639	94,000	17,953	63,184
(3,728)	(142)	(67)	(330)	(43)	(29,046)	(4,293)	(42)	(120)
83,167	(5,142)	1,271	7,775	(13,224)	(187,007)	(89,067)	—	296,667

110,685	19,622	1,204	25,400	(13,267)	(186,414)	640	17,911	359,731

145,519	16,512	(2,382)	10,673	(15,534)	(190,858)	(12,470)	16,330	321,937

544,829	4,942	19,561	84,750	146,091	340,981	103,519	17,252	42,398

$690,348	$21,454	$17,179	$95,423	$130,557	$150,123	$91,049	$33,582	$364,335

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES
	GLOBAL ALLOCATION	INCOME BUILDER	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	U.S. SMALL- MID CAP EQUITY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$6,442	$5,006	$78
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	—	—	6,442	5,006	78

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	11,138	4	(1,955)	(215,550)	(10,077)
Net realized short-term capital gain distributions from investments in portfolio shares	1,788	—	—	—	16,289
Net realized long-term capital gain distributions from investments in portfolio shares	1,504	363	—	14,573	17,005

Net realized gain (loss) on investments in portfolio shares	14,430	367	(1,955)	(200,977)	23,217

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(30,086)	(10,494)	(90,811)	103,972	(49,075)

Net increase (decrease) in net assets from operations	$(15,656)	$(10,127)	$(86,324)	$(91,999)	$(25,780)

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2018

	JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES
	GLOBAL ALLOCATION	INCOME BUILDER	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	U.S. SMALL- MID CAP EQUITY
Changes from operations:
Net investment income (expense)	$—	$—	$6,442	$5,006	$78
Net realized gain (loss) on investments in portfolio shares	14,430	367	(1,955)	(200,977)	23,217
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(30,086)	(10,494)	(90,811)	103,972	(49,075)

Net increase (decrease) in net assets from operations	(15,656)	(10,127)	(86,324)	(91,999)	(25,780)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	96,209	46,174	—
Contract redemptions	(46,017)	(239)	(3,673)	(15,435)	(9,850)
Net transfers	(219,511)	—	74,598	(787,753)	(1,690)

Net increase (decrease) in net assets from contract owners’ transactions	(265,528)	(239)	167,134	(757,014)	(11,540)

Net increase (decrease) in net assets	(281,184)	(10,366)	80,810	(849,013)	(37,320)

Net assets, beginning of period	509,732	206,198	220,689	1,087,958	208,372

Net assets, end of period	$228,548	$195,832	$301,499	$238,945	$171,052

* See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST				LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND			MAINSTAY VP FUNDS TRUST
CLEARBRIDGE AGGESSIVE GROWTH	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI STRATEGY	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	INTERNATIONAL OPPORTUNITIES	MACKAY CONVERTIBLE SERVICE(e)*

$126	$200	$—	$248	$3,359	$6,502	$5,697	$1,599	$958

—	—	—	—	—	—	—	—	—

126	200	—	248	3,359	6,502	5,697	1,599	958

43	3,512	(62,514)	—	(3,336)	(10,636)	(42,101)	(25,990)	(44)
27	220	2,600	—	—	1,991	5,996	3,467	224
1,272	1,671	44,609	—	—	2,497	21,787	20,489	1,965

1,342	5,403	(15,305)	—	(3,336)	(6,148)	(14,318)	(2,034)	2,145

(3,361)	(4,470)	(123,856)	(1,230)	(204)	(16,806)	(25,021)	(75,071)	(13,430)

$(1,893)	$1,133	$(139,161)	$(982)	$(181)	$(16,452)	$(33,642)	$(75,506)	$(10,327)

LEGG MASON PARTNERS VARIABLE EQUITY TRUST				LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND			MAINSTAY VP FUNDS TRUST
CLEARBRIDGE AGGESSIVE GROWTH	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI STRATEGY	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	INTERNATIONAL OPPORTUNITIES	MACKAY CONVERTIBLE SERVICE(e)*

$126	$200	$—	$248	$3,359	$6,502	$5,697	$1,599	$958
1,342	5,403	(15,305)	—	(3,336)	(6,148)	(14,318)	(2,034)	2,145
(3,361)	(4,470)	(123,856)	(1,230)	(204)	(16,806)	(25,021)	(75,071)	(13,430)

(1,893)	1,133	(139,161)	(982)	(181)	(16,452)	(33,642)	(75,506)	(10,327)

12,704	—	207,355	15,724	17,955	60,558	(1,430)	2,518	57,070
(1,374)	(861)	(7,821)	(18)	(102)	(20,095)	(113,482)	(8,051)	(1,117)
—	(13,668)	310,764	—	(54,809)	(949,927)	(198,971)	59,102	81,223

11,330	(14,529)	510,298	15,706	(36,956)	(909,464)	(313,883)	53,569	137,176

9,437	(13,396)	371,137	14,724	(37,137)	(925,916)	(347,525)	(21,937)	126,849

8,298	75,542	108,900	—	99,336	1,068,225	347,525	148,734	86,835

$17,735	$62,146	$480,037	$14,724	$62,199	$142,309	$—	$126,797	$213,684

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	MFS VARIABLE INSUARNCE TRUST		NATIONWIDE VARIABLE INSURANCE TRUST
	GROWTH SERIES	VALUE SERIES	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX
Investment income:
Income dividends from investments in portfolio shares	$—	$2,540	$8,908	$41,484	$6,685
Expenses:
Mortality and expense risk fees	—	—	589	2,892	1,053

Net investment income (expense)	—	2,540	8,319	38,592	5,632

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	50,239	15,431	(694)	30,791	957
Net realized short-term capital gain distributions from investments in portfolio shares	853	639	173	—	657
Net realized long-term capital gain distributions from investments in portfolio shares	12,934	12,586	—	—	40,636

Net realized gain (loss) on investments in portfolio shares	64,026	28,656	(521)	30,791	42,250

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(50,086)	(46,216)	(4,440)	(259,602)	(103,044)

Net increase (decrease) in net assets from operations	$13,940	$(15,020)	$3,358	$(190,219)	$(55,162)

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2018

	MFS VARIABLE INSUARNCE TRUST		NATIONWIDE VARIABLE INSURANCE TRUST
	GROWTH SERIES	VALUE SERIES	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX
Changes from operations:
Net investment income (expense)	$—	$2,540	$8,319	$38,592	$5,632
Net realized gain (loss) on investments in portfolio shares	64,026	28,656	(521)	30,791	42,250
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(50,086)	(46,216)	(4,440)	(259,602)	(103,044)

Net increase (decrease) in net assets from operations	13,940	(15,020)	3,358	(190,219)	(55,162)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	49,772	56,144	92,157
Contract redemptions	(18,352)	(17,908)	(9,626)	(7,508)	(8,323)
Net transfers	(151,079)	(99,238)	202,905	561,878	163,470

Net increase (decrease) in net assets from contract owners’ transactions	(169,431)	(117,146)	243,051	610,514	247,304

Net increase (decrease) in net assets	(155,491)	(132,166)	246,409	420,295	192,142

Net assets, beginning of period	236,473	233,012	66,051	977,811	221,984

Net assets, end of period	$80,982	$100,846	$312,460	$1,398,106	$414,126

The accompanying notes are an integral part of these financial statements.

NATIONWIDE VARIABLE INSURANCE TRUST (continued)					NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
MULTI- MANAGER MID CAP VALUE	NW DFA CAPITAL APPRECIATION	NW DOUBLELINE TOTAL RETURN TACTICAL	S&P 500 INDEX	SMALL CAP INDEX	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND

$2,087	$12,763	$13,073	$25,466	$4,290	$—	$—	$1,080	$1,815

—	—	1,038	2,858	530	—	—	—	—

2,087	12,763	12,035	22,608	3,760	—	—	1,080	1,815

128	—	(2,335)	2,755	1,481	(14)	1,590	30,979	(18)
6,305	779	—	2,789	2,682	—	1,501	—	—
23,397	25,912	—	39,306	22,758	—	7,993	7,480	—

29,830	26,691	(2,335)	44,850	26,921	(14)	11,084	38,459	(18)

(60,410)	(121,167)	(6,446)	(157,056)	(66,472)	—	(18,249)	(60,960)	(632)

$(28,493)	$(81,713)	$3,254	$(89,598)	$(35,791)	$(14)	$(7,165)	$(21,421)	$1,165

NATIONWIDE VARIABLE INSURANCE TRUST (continued)					NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
MULTI- MANAGER MID CAP VALUE	NW DFA CAPITAL APPRECIATION	NW DOUBLELINE TOTAL RETURN TACTICAL	S&P 500 INDEX	SMALL CAP INDEX	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND

$2,087	$12,763	$12,035	$22,608	$3,760	$—	$—	$1,080	$1,815
29,830	26,691	(2,335)	44,850	26,921	(14)	11,084	38,459	(18)
(60,410)	(121,167)	(6,446)	(157,056)	(66,472)	—	(18,249)	(60,960)	(632)

(28,493)	(81,713)	3,254	(89,598)	(35,791)	(14)	(7,165)	(21,421)	1,165

—	706,167	135,572	81,804	—	—	—	16,421	27,704
(6)	—	(69)	(7,931)	(1,732)	(108)	(993)	(1,373)	(819)
127,338	—	204,650	135,980	159,493	122	(7,215)	(69,344)	—

127,332	706,167	340,153	209,853	157,761	14	(8,208)	(54,296)	26,885

98,839	624,454	343,407	120,255	121,970	—	(15,373)	(75,717)	28,050

48,882	—	117,659	995,523	145,283	—	129,430	232,302	87,043

$147,721	$624,454	$461,066	$1,115,778	$267,253	$—	$114,057	$156,585	$115,093

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST (continued)		NORTHERN LIGHTS VARIABLE TRUST
	SUSTAINABLE EQUITY(f)*	U.S. EQUITY INDEX PUTWRITE STRATEGY	7TWELVE BALANCED	BTS TACTICAL FIXED INCOME VIT	POWER DIVIDEND INDEX
Investment income:
Income dividends from investments in portfolio shares	$107	$—	$2,265	$221	$1,150
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	107	—	2,265	221	1,150

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	6	—	93	(289)	(657)
Net realized short-term capital gain distributions from investments in portfolio shares	113	70	—	47	216
Net realized long-term capital gain distributions from investments in portfolio shares	1,079	795	—	64	—

Net realized gain (loss) on investments in portfolio shares	1,198	865	93	(178)	(441)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,513)	(2,846)	(22,040)	(617)	(10,321)

Net increase (decrease) in net assets from operations	$(1,208)	$(1,981)	$(19,682)	$(574)	$(9,612)

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2018

	NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST (continued)		NORTHERN LIGHTS VARIABLE TRUST
	SUSTAINABLE EQUITY(f)*	U.S. EQUITY INDEX PUTWRITE STRATEGY	7TWELVE BALANCED	BTS TACTICAL FIXED INCOME VIT	POWER DIVIDEND INDEX
Changes from operations:
Net investment income (expense)	$107	$—	$2,265	$221	$1,150
Net realized gain (loss) on investments in portfolio shares	1,198	865	93	(178)	(441)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,513)	(2,846)	(22,040)	(617)	(10,321)

Net increase (decrease) in net assets from operations	(1,208)	(1,981)	(19,682)	(574)	(9,612)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	23,586	—	—
Contract redemptions	(40)	(7)	(1,937)	(5,745)	(517)
Net transfers	—	—	—	—	68,904

Net increase (decrease) in net assets from contract owners’ transactions	(40)	(7)	21,649	(5,745)	68,387

Net increase (decrease) in net assets	(1,248)	(1,988)	1,967	(6,319)	58,775

Net assets, beginning of period	21,168	29,221	213,486	13,441	—

Net assets, end of period	$19,920	$27,233	$215,453	$7,122	$58,775

* See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

NORTHERN LIGHTS VARIABLE TRUST (continued)	OPPENHEIMER VARIABLE ACCOUNT FUNDS						PIMCO VARIABLE INSURANCE TRUST
POWER MOMENTUM	GLOBAL MULTI- ALTERNATIVES FUND	GLOBAL	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET®	TOTAL RETURN BOND	ALL ASSET ALL AUTHORITY	COMMODITY- REALRETURN STRATEGY

$18	$—	$460	$903	$401	$348	$4,209	$5,941	$1,176

—	—	—	—	—	—	—	—	—

18	—	460	903	401	348	4,209	5,941	1,176

1	(1)	(15,349)	(1)	2,165	(4,151)	(709)	(1,150)	(577)
1,086	—	—	—	50	447	—	—	—
67	—	4,288	—	1,219	2,948	—	—	—

1,154	(1)	(11,061)	(1)	3,434	(756)	(709)	(1,150)	(577)

(1,329)	(1,092)	(11,791)	(1,824)	(18,364)	(3,911)	(4,303)	(18,156)	(7,588)

$(157)	$(1,093)	$(22,392)	$(922)	$(14,529)	$(4,319)	$(803)	$(13,365)	$(6,989)

NORTHERN LIGHTS VARIABLE TRUST (continued)	OPPENHEIMER VARIABLE ACCOUNT FUNDS						PIMCO VARIABLE INSURANCE TRUST
POWER MOMENTUM	GLOBAL MULTI- ALTERNATIVES FUND	GLOBAL	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET®	TOTAL RETURN BOND	ALL ASSET ALL AUTHORITY	COMMODITY- REALRETURN STRATEGY

$18	$—	$460	$903	$401	$348	$4,209	$5,941	$1,176
1,154	(1)	(11,061)	(1)	3,434	(756)	(709)	(1,150)	(577)
(1,329)	(1,092)	(11,791)	(1,824)	(18,364)	(3,911)	(4,303)	(18,156)	(7,588)

(157)	(1,093)	(22,392)	(922)	(14,529)	(4,319)	(803)	(13,365)	(6,989)

—	—	—	—	300	—	54,736	—	—
(3)	(19)	(941)	(24)	(412)	(152)	(779)	(1)	(725)
—	23,108	(5,116)	—	19,980	40,855	11,752	181,736	(12,509)

(3)	23,089	(6,057)	(24)	19,868	40,703	65,709	181,735	(13,234)

(160)	21,996	(28,449)	(946)	5,339	36,384	64,906	168,370	(20,223)

5,877	—	61,966	20,329	50,992	—	117,205	—	58,275

$5,717	$21,996	$33,517	$19,383	$56,331	$36,384	$182,111	$168,370	$38,052

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	PIMCO VARIABLE INTEREST TRUST (continued)
	DYNAMIC BOND(g)*	EMERGING MARKETS BOND	GLOBAL BOND OPPORTUNITIES UNHEDGED(h)*	GLOBAL MULTI-ASSET	HIGH YIELD
Investment income:
Income dividends from investments in portfolio shares	$12,068	$14,362	$2,282	$392	$18,364
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	12,068	14,362	2,282	392	18,364

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	856	(34,005)	807	5	(17,520)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	781	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	74	1,027	—

Net realized gain (loss) on investments in portfolio shares	856	(34,005)	881	1,813	(17,520)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,492)	1,598	(4,149)	(3,457)	(7,014)

Net increase (decrease) in net assets from operations	$5,432	$(18,045)	$(986)	$(1,252)	$(6,170)

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2018

	PIMCO VARIABLE INTEREST TRUST (continued)
	DYNAMIC BOND(g)*	EMERGING MARKETS BOND	GLOBAL BOND OPPORTUNITIES UNHEDGED(h)*	GLOBAL MULTI-ASSET	HIGH YIELD
Changes from operations:
Net investment income (expense)	$12,068	$14,362	$2,282	$392	$18,364
Net realized gain (loss) on investments in portfolio shares	856	(34,005)	881	1,813	(17,520)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,492)	1,598	(4,149)	(3,457)	(7,014)

Net increase (decrease) in net assets from operations	5,432	(18,045)	(986)	(1,252)	(6,170)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(1)	(4)	(1)	—	(8)
Contract redemptions	(6,022)	(14,585)	(2,716)	(247)	(2,595)
Net transfers	404,511	(45,392)	1,227	—	117,145

Net increase (decrease) in net assets from contract owners’ transactions	398,488	(59,981)	(1,490)	(247)	114,542

Net increase (decrease) in net assets	403,920	(78,026)	(2,476)	(1,499)	108,372

Net assets, beginning of period	58,322	332,850	38,915	23,160	203,686

Net assets, end of period	$462,242	$254,824	$36,439	$21,661	$312,058

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

PIMCO VARIABLE INSURANCE TRUST (continued)								PROFUNDS VP
INCOME	INTERNATIONAL BOND U.S. DOLLAR HEDGED(j)*	INTERNATIONAL BOND UNHEDGED(i)*	LONG TERM U.S. GOVERNMENT	LOW DURATION	REAL RETURN	SHOT-TERM	TOTAL RETURN	ASIA 30

$29,222	$3,839	$1,008	$2,663	$4,724	$8,091	$16,155	$41,638	$693

—	—	—	—	—	—	—	—	—

29,222	3,839	1,008	2,663	4,724	8,091	16,155	41,638	693

1,793	(310)	2,031	(5)	(3,270)	(1,284)	2,367	(8,165)	(1,897)
5,782	—	123	—	—	—	—	15,535	—
1,232	1,196	136	530	—	—	1,260	—	—

8,807	886	2,290	525	(3,270)	(1,284)	3,627	7,370	(1,897)

(33,970)	1,308	(2,516)	(5,973)	(832)	(13,446)	(10,337)	(66,698)	(32,703)

$4,059	$6,033	$782	$(2,785)	$622	$(6,639)	$9,445	$(17,690)	$(33,907)

PIMCO VARIABLE INSURANCE TRUST (continued)								PROFUNDS VP
INCOME	INTERNATIONAL BOND U.S. DOLLAR HEDGED(j)*	INTERNATIONAL BOND UNHEDGED(i)*	LONG TERM U.S. GOVERNMENT	LOW DURATION	REAL RETURN	SHOT-TERM	TOTAL RETURN	ASIA 30

$29,222	$3,839	$1,008	$2,663	$4,724	$8,091	$16,155	$41,638	$693
8,807	886	2,290	525	(3,270)	(1,284)	3,627	7,370	(1,897)
(33,970)	1,308	(2,516)	(5,973)	(832)	(13,446)	(10,337)	(66,698)	(32,703)

4,059	6,033	782	(2,785)	622	(6,639)	9,445	(17,690)	(33,907)

69,850	14,734	25	—	—	—	41,761	139,178	—
(79,420)	(820)	(14)	(30)	(302)	(27,682)	(5,133)	(145,090)	(4)
337,918	138,617	17,700	—	(100,673)	27,483	875,797	(484,268)	176,280

328,348	152,531	17,711	(30)	(100,975)	(199)	912,425	(490,180)	176,276

332,407	158,564	18,493	(2,815)	(100,353)	(6,838)	921,870	(507,870)	142,369

683,580	211,272	—	116,936	296,076	293,945	305,687	1,802,936	—

$1,015,987	$369,836	$18,493	$114,121	$195,723	$287,107	$1,227,557	$1,295,066	$142,369

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	PROFUNDS VP (continued)
	BASIC MATERIALS	BULL	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$38	$161
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	—	—	—	38	161

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(483)	(1,346)	(140)	(9,191)	1,900
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	1,022	—	—

Net realized gain (loss) on investments in portfolio shares	(483)	(1,346)	882	(9,191)	1,900

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	(260)	(6,620)	(4,745)	(1,430)

Net increase (decrease) in net assets from operations	$(483)	$(1,606)	$(5,738)	$(13,898)	$631

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2018

	PROFUNDS VP (continued)
	BASIC MATERIALS	BULL	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30
Changes from operations:
Net investment income (expense)	$—	$—	$—	$38	$161
Net realized gain (loss) on investments in portfolio shares	(483)	(1,346)	882	(9,191)	1,900
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	(260)	(6,620)	(4,745)	(1,430)

Net increase (decrease) in net assets from operations	(483)	(1,606)	(5,738)	(13,898)	631

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	16,691	—	—
Contract redemptions	—	(35)	(25)	(1,908)	(3)
Net transfers	483	(5,143)	61,585	1,134	(35,803)

Net increase (decrease) in net assets from contract owners’ transactions	483	(5,178)	78,251	(774)	(35,806)

Net increase (decrease) in net assets	—	(6,784)	72,513	(14,672)	(35,175)

Net assets, beginning of period	—	6,784	—	23,846	35,175

Net assets, end of period	$—	$—	$72,513	$9,174	$—

The accompanying notes are an integral part of these financial statements.

PROFUNDS VP (continued)
FINANCIALS	GOVERNMENT MONEY MARKET	HEALTH CARE	INDUSTRIALS	INTERNET	JAPAN	LARGE-CAP GROWTH	MID-CAP	MID-CAP GROWTH

$465	$953	$—	$21	$—	$—	$—	$—	$—

—	—	—	—	—	—	—	—	—

465	953	—	21	—	—	—	—	—

29	—	(1,834)	4,819	(10,421)	4,727	(46,561)	(1,057)	(274)
—	—	—	—	266	—	3,302	12,034	—
—	—	—	—	32,043	—	6,026	2,361	—

29	—	(1,834)	4,819	21,888	4,727	(37,233)	13,338	(274)

(13,267)	—	(4,867)	(7,496)	(6,129)	(5,406)	(6,290)	(22,521)	—

$(12,773)	$953	$(6,701)	$(2,656)	$15,759	$(679)	$(43,523)	$(9,183)	$(274)

PROFUNDS VP (continued)
FINANCIALS	GOVERNMENT MONEY MARKET	HEALTH CARE	INDUSTRIALS	INTERNET	JAPAN	LARGE-CAP GROWTH	MID-CAP	MID-CAP GROWTH

$465	$953	$—	$21	$—	$—	$—	$—	$—
29	—	(1,834)	4,819	21,888	4,727	(37,233)	13,338	(274)
(13,267)	—	(4,867)	(7,496)	(6,129)	(5,406)	(6,290)	(22,521)	—

(12,773)	953	(6,701)	(2,656)	15,759	(679)	(43,523)	(9,183)	(274)

1	862,125	—	—	146,605	—	7,781	—	—
(286)	(5,104)	(40)	(141)	(593)	(7)	(71,701)	(877)	—
18,622	(464,918)	61,874	(5,550)	(207,871)	(4,952)	(108,254)	47,433	274

18,336	392,103	61,834	(5,691)	(61,859)	(4,959)	(172,174)	46,556	274

5,563	393,056	55,133	(8,347)	(46,100)	(5,638)	(215,697)	37,373	—

105,246	85,706	—	24,487	78,738	48,416	215,697	38,007	—

$110,809	$478,762	$55,133	$16,140	$32,638	$42,778	$—	$75,380	$—

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	PROFUNDS VP (continued)
	MID-CAP VALUE	NASDAQ-100®	PRECIOUS METALS	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR
Investment income:
Income dividends from investments in portfolio shares	$21	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	21	—	—	—	—

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(376)	(9,557)	90	(7,638)	—
Net realized short-term capital gain distributions from investments in portfolio shares	952	736	—	—	4,483
Net realized long-term capital gain distributions from investments in portfolio shares	1,694	319	—	—	280

Net realized gain (loss) on investments in portfolio shares	2,270	(8,502)	90	(7,638)	4,763

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(5,095)	(22,791)	7,703	—	(11,500)

Net increase (decrease) in net assets from operations	$(2,804)	$(31,293)	$7,793	$(7,638)	$(6,737)

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2018

	PROFUNDS VP (continued)
	MID-CAP VALUE	NASDAQ-100®	PRECIOUS METALS	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR
Changes from operations:
Net investment income (expense)	$21	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	2,270	(8,502)	90	(7,638)	4,763
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(5,095)	(22,791)	7,703	—	(11,500)

Net increase (decrease) in net assets from operations	(2,804)	(31,293)	7,793	(7,638)	(6,737)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	27,369	—	—
Contract redemptions	(218)	(402)	—	—	(9)
Net transfers	121	273,115	38,029	7,638	—

Net increase (decrease) in net assets from contract owners’ transactions	(97)	272,713	65,398	7,638	(9)

Net increase (decrease) in net assets	(2,901)	241,420	73,191	—	(6,746)

Net assets, beginning of period	20,392	10,317	—	—	65,865

Net assets, end of period	$17,491	$251,737	$73,191	$—	$59,119

The accompanying notes are an integral part of these financial statements.

PROFUNDS VP (continued)								PUTNAM VARIABLE TRUST
SHORT EMERGING MARKETS	SHORT INTERNATIONAL	SHORT NASDAQ-100®	SMALL-CAP GROWTH	SMALL-CAP VALUE	TELECOMM- UNICATIONS	ULTRAMID-CAP	ULTRANASDAQ -100®	DIVERSIFIED INCOME

$—	$—	$—	$—	$—	$591	$—	$—	$1,573

—	—	—	—	—	—	—	—	—

—	—	—	—	—	591	—	—	1,573

(1,589)	(1,974)	(99)	1,719	517	(22)	750	(1,337)	1,211
—	—	—	—	332	—	—	1,792	—
—	—	—	10,336	2,504	—	—	132	—

(1,589)	(1,974)	(99)	12,055	3,353	(22)	750	587	1,211

—	—	—	(18,283)	(7,448)	(2,306)	(2,262)	—	(3,212)

$(1,589)	$(1,974)	$(99)	$(6,228)	$(4,095)	$(1,737)	$(1,512)	$587	$(428)

PROFUNDS VP (continued)								PUTNAM VARIABLE TRUST
SHORT EMERGING MARKETS	SHORT INTERNATIONAL	SHORT NASDAQ-100®	SMALL-CAP GROWTH	SMALL-CAP VALUE	TELECOMM- UNICATIONS	ULTRAMID-CAP	ULTRANASDAQ -100®	DIVERSIFIED INCOME

$—	$—	$—	$—	$—	$591	$—	$—	$1,573
(1,589)	(1,974)	(99)	12,055	3,353	(22)	750	587	1,211
—	—	—	(18,283)	(7,448)	(2,306)	(2,262)	—	(3,212)

(1,589)	(1,974)	(99)	(6,228)	(4,095)	(1,737)	(1,512)	587	(428)

—	—	—	—	—	—	—	—	—
—	—	(6)	(21)	(1,996)	(115)	(1)	—	(643)
1,589	1,974	105	(2,408)	(1,524)	—	(63,998)	(587)	19,219

1,589	1,974	99	(2,429)	(3,520)	(115)	(63,999)	(587)	18,576

—	—	—	(8,657)	(7,615)	(1,852)	(65,511)	—	18,148

—	—	—	134,031	32,927	11,564	65,511	—	37,733

$—	$—	$—	$125,374	$25,312	$9,712	$—	$—	$55,881

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	PUTNAM VARIABLE TRUST (continued)				REDWOOD INVESTMENT MANAGEMENT
	EQUITY INCOME	HIGH YIELD	INCOME	MORTGAGE SECURITIES(k)*	MANAGED VOLATILITY
Investment income:
Income dividends from investments in portfolio shares	$4,261	$3,955	$2,295	$826	$627
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	4,261	3,955	2,295	826	627

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	13,799	2,171	(578)	(4)	(127)
Net realized short-term capital gain distributions from investments in portfolio shares	1,443	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	25,888	—	—	—	—

Net realized gain (loss) on investments in portfolio shares	41,130	2,171	(578)	(4)	(127)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(89,706)	(1,671)	(1,572)	(622)	(726)

Net increase (decrease) in net assets from operations	$(44,315)	$4,455	$145	$200	$(226)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	PUTNAM VARIABLE TRUST (continued)				REDWOOD INVESTMENT MANAGEMENT
	EQUITY INCOME	HIGH YIELD	INCOME	MORTGAGE SECURITIES(k)*	MANAGED VOLATILITY
Changes from operations:
Net investment income (expense)	$4,261	$3,955	$2,295	$826	$627
Net realized gain (loss) on investments in portfolio shares	41,130	2,171	(578)	(4)	(127)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(89,706)	(1,671)	(1,572)	(622)	(726)

Net increase (decrease) in net assets from operations	(44,315)	4,455	145	200	(226)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	5,699	—
Contract redemptions	(11,888)	(38)	(941)	(265)	(4,505)
Net transfers	55,356	(546,494)	(10,150)	33,096	—

Net increase (decrease) in net assets from contract owners’ transactions	43,468	(546,532)	(11,091)	38,530	(4,505)

Net increase (decrease) in net assets	(847)	(542,077)	(10,946)	38,730	(4,731)

Net assets, beginning of period	483,102	542,077	76,856	—	10,466

Net assets, end of period	$482,255	$—	$65,910	$38,730	$5,735

* See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

ROYCE CAPITAL FUND		T. ROWE PRICE EQUITY SERIES			T. ROWE PRICE FIXED INCOME SERIES	TIMOTHY PLAN VARIABLE SERIES	TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIP TRUST
MICRO-CAP	SMALL-CAP	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED-TERM BOND II	STRATEGIC GROWTH	MLP & PIPELINE	EMERGING MARKETS

$—	$502	$—	$1,314	$—	$4,134	$158	$2,635	$1,741

—	—	—	—	—	—	—	—	—

—	502	—	1,314	—	4,134	158	2,635	1,741

906	3,214	276,384	(1,701)	1,400	(880)	(1)	(1,510)	33,916
307	—	—	153	681	—	—	—	—
3,709	824	35,800	7,839	21,889	—	—	—	—

4,922	4,038	312,184	6,291	23,970	(880)	(1)	(1,510)	33,916

(13,677)	(8,901)	(314,449)	(17,718)	(53,008)	1,417	(1,941)	(63,161)	(180,722)

$(8,755)	$(4,361)	$(2,265)	$(10,113)	$(29,038)	$4,671	$(1,784)	$(62,036)	$(145,065)

ROYCE CAPITAL FUND		T. ROWE PRICE EQUITY SERIES			T. ROWE PRICE FIXED INCOME SERIES	TIMOTHY PLAN VARIABLE SERIES	TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIP TRUST
MICRO-CAP	SMALL-CAP	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED-TERM BOND II	STRATEGIC GROWTH	MLP & PIPELINE	EMERGING MARKETS

$—	$502	$—	$1,314	$—	$4,134	$158	$2,635	$1,741
4,922	4,038	312,184	6,291	23,970	(880)	(1)	(1,510)	33,916
(13,677)	(8,901)	(314,449)	(17,718)	(53,008)	1,417	(1,941)	(63,161)	(180,722)

(8,755)	(4,361)	(2,265)	(10,113)	(29,038)	4,671	(1,784)	(62,036)	(145,065)

4,195	16,421	359,149	—	8,977	—	15,724	64,641	—
(941)	(27)	(19,900)	(1,136)	(5,717)	(4,282)	(17)	(36,870)	(22,006)
68,892	(23,145)	(282,838)	42,606	364,858	521,786	—	212,045	(496,804)

72,146	(6,751)	56,411	41,470	368,118	517,504	15,707	239,816	(518,810)

63,391	(11,112)	54,146	31,357	339,080	522,175	13,923	177,780	(663,875)

13,631	69,354	989,394	48,184	91,542	38,572	—	87,015	1,055,679

$77,022	$58,242	$1,043,540	$79,541	$430,622	$560,747	$13,923	$264,795	$391,804

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	VANECK VIP TRUST (continued)			VANGUARD VARIABLE INSURANCE FUND
	GLOBAL GOLD	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED	CAPITAL GROWTH
Investment income:
Income dividends from investments in portfolio shares	$1,533	$—	$768	$62,236	$12,059
Expenses:
Mortality and expense risk fees	—	—	—	6,858	3,348

Net investment income (expense)	1,533	—	768	55,378	8,711

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(611)	(1)	(1,342)	35,270	102,211
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	12,240	382
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	119,158	37,466

Net realized gain (loss) on investments in portfolio shares	(611)	(1)	(1,342)	166,668	140,059

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(9,146)	(2,821)	(2,011)	(331,191)	(145,734)

Net increase (decrease) in net assets from operations	$(8,224)	$(2,822)	$(2,585)	$(109,145)	$3,036

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	VANECK VIP TRUST (continued)			VANGUARD VARIABLE INSURANCE FUND
	GLOBAL GOLD	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED	CAPITAL GROWTH
Changes from operations:
Net investment income (expense)	$1,533	$—	$768	$55,378	$8,711
Net realized gain (loss) on investments in portfolio shares	(611)	(1)	(1,342)	166,668	140,059
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(9,146)	(2,821)	(2,011)	(331,191)	(145,734)

Net increase (decrease) in net assets from operations	(8,224)	(2,822)	(2,585)	(109,145)	3,036

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	473,934	113,986
Contract redemptions	(3,032)	(6)	(4,470)	(489,135)	(75,663)
Net transfers	—	—	20,208	(288,348)	(211,446)

Net increase (decrease) in net assets from contract owners’ transactions	(3,032)	(6)	15,738	(303,549)	(173,123)

Net increase (decrease) in net assets	(11,256)	(2,828)	13,153	(412,694)	(170,087)

Net assets, beginning of period	53,275	9,985	10,649	2,928,893	1,319,661

Net assets, end of period	$42,019	$7,157	$23,802	$2,516,199	$1,149,574

The accompanying notes are an integral part of these financial statements.

VANGUARD VARIABLE INSURANCE FUND (continued)
DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE

$18,217	$27,611	$36,590	$1,013	$27,569	$18,172	$7,528	$21,137	$37,612

1,576	3,262	6,720	1,012	1,688	6,603	1,934	1,962	6,402

16,641	24,349	29,870	1	25,881	11,569	5,594	19,175	31,210

9,374	46,270	174,127	9,813	(1,368)	239,909	6,469	(15,043)	(8,968)
276	8,820	874	1,793	—	11,641	1,063	303	—
35,328	64,014	34,743	13,881	—	49,176	29,547	25,615	—

44,978	119,104	209,744	25,487	(1,368)	300,726	37,079	10,875	(8,968)

(93,058)	(236,910)	(389,235)	(47,251)	(50,220)	(712,566)	(135,963)	(86,316)	(1,543)

$(31,439)	$(93,457)	$(149,621)	$(21,763)	$(25,707)	$(400,271)	$(93,290)	$(56,266)	$20,699

VANGUARD VARIABLE INSURANCE FUND (continued)
DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE

$16,641	$24,349	$29,870	$1	$25,881	$11,569	$5,594	$19,175	$31,210
44,978	119,104	209,744	25,487	(1,368)	300,726	37,079	10,875	(8,968)
(93,058)	(236,910)	(389,235)	(47,251)	(50,220)	(712,566)	(135,963)	(86,316)	(1,543)

(31,439)	(93,457)	(149,621)	(21,763)	(25,707)	(400,271)	(93,290)	(56,266)	20,699

—	178,230	144,377	178,208	99,342	453,369	99,885	72,404	512,395
(5,089)	(99,906)	(40,226)	(15,038)	(35,743)	(83,377)	(15,930)	(54,868)	(59,699)
(258,523)	121,022	49,161	112,538	(355,336)	185,381	245,874	178,606	(19,932)

(263,612)	199,346	153,312	275,708	(291,737)	555,373	329,829	196,142	432,764

(295,051)	105,889	3,691	253,945	(317,444)	155,102	236,539	139,876	453,463

710,051	1,120,582	2,701,619	218,920	951,446	2,331,734	572,109	707,294	2,776,791

$415,000	$1,226,471	$2,705,310	$472,865	$634,002	$2,486,836	$808,648	$847,170	$3,230,254

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2018

	VANGUARD VARIABLE INSURANCE FUND (continued)			VIRTUS VARIABLE INSURANCE TRUST
	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	DUFF & PHELPS REAL ESTATE SECURITIES	NEWFLEET MULTI-SECTOR INTERMEDIATE BOND
Investment income:
Income dividends from investments in portfolio shares	$1,541	$95,791	$46,608	$1,268	$4,940
Expenses:
Mortality and expense risk fees	1,251	10,885	8,336	—	—

Net investment income (expense)	290	84,906	38,272	1,268	4,940

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(426)	(38,241)	28,746	(177)	(1,641)
Net realized short-term capital gain distributions from investments in portfolio shares	10,522	—	1,492	113	—
Net realized long-term capital gain distributions from investments in portfolio shares	31,184	8,108	117,663	5,507	—

Net realized gain (loss) on investments in portfolio shares	41,280	(30,133)	147,901	5,443	(1,641)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(119,115)	(77,422)	(397,897)	(12,306)	(7,691)

Net increase (decrease) in net assets from operations	$(77,545)	$(22,649)	$(211,724)	$(5,595)	$(4,392)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	VANGUARD VARIABLE INSURANCE FUND (continued)			VIRTUS VARIABLE INSURANCE TRUST
	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	DUFF & PHELPS REAL ESTATE SECURITIES	NEWFLEET MULTI-SECTOR INTERMEDIATE BOND
Changes from operations:
Net investment income (expense)	$290	$84,906	$38,272	$1,268	$4,940
Net realized gain (loss) on investments in portfolio shares	41,280	(30,133)	147,901	5,443	(1,641)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(119,115)	(77,422)	(397,897)	(12,306)	(7,691)

Net increase (decrease) in net assets from operations	(77,545)	(22,649)	(211,724)	(5,595)	(4,392)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	91,539	226,642	379,481	—	49,263
Contract redemptions	(5,885)	(69,221)	(13,274)	(400)	(8)
Net transfers	300,245	537,982	560,108	50,893	(58,624)

Net increase (decrease) in net assets from contract owners’ transactions	385,899	695,403	926,315	50,493	(9,369)

Net increase (decrease) in net assets	308,354	672,754	714,591	44,898	(13,761)

Net assets, beginning of period	252,176	3,766,545	2,603,787	36,220	132,770

Net assets, end of period	$560,530	$4,439,299	$3,318,378	$81,118	$119,009

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VT FUNDS	WESTCHESTER CAPITAL FUNDS
DISCOVERY	MERGER FUND VL	TOTAL (UNAUDITED)

$—	$5,208	$1,691,095

—	—	99,079

—	5,208	1,592,016

(1,740)	1,696	778,270
2,897	8,343	480,457
28,232	—	2,131,921

29,389	10,039	3,390,648

(45,025)	7,360	(11,179,513)

$(15,636)	$22,607	$(6,196,849)

WELLS FARGO VT FUNDS	WESTCHESTER CAPITAL FUNDS
DISCOVERY	MERGER FUND VL	TOTAL (UNAUDITED)

$—	$5,208	$1,592,016
29,389	10,039	3,390,648
(45,025)	7,360	(11,179,513)

(15,636)	22,607	(6,196,849)

—	—	26,840,591
(15,573)	(14,425)	(6,444,087)
(28,571)	486,101	—

(44,144)	471,676	20,396,504

(59,780)	494,283	14,199,655

251,111	267,634	82,257,075

$191,331	$761,917	$96,456,730

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations

For the Year Ended December 31, 2017

	AB VARIABLE PRODUCTS SERIES FUND
	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE	SMALL-MID CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$141	$2,517	$468	$438	$447
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	141	2,517	468	438	447

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	2,940	1,412	3,897	2,900	1,470
Net realized short-term capital gain distributions from investments in portfolio shares	—	1,376	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	13,522	—	—	9,091

Net realized gain (loss) on investments in portfolio shares	2,940	16,310	3,897	2,900	10,561

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	12,549	—	515	12,779

Net increase (decrease) in net assets from operations	$3,081	$31,376	$4,365	$3,853	$23,787

Statements of Changes in Net Assets For the Year Ended December 31, 2017
	AB VARIABLE PRODUCTS SERIES FUND
	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE	SMALL-MID CAP VALUE
Changes from operations:
Net investment income (expense)	$141	$2,517	$468	$438	$447
Net realized gain(loss) on investments in portfolio shares	2,940	16,310	3,897	2,900	10,561
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	12,549	—	515	12,779

Net increase (decrease) in net assets from operations	3,081	31,376	4,365	3,853	23,787

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	106,906
Contract redemptions	—	(9,328)	—	(42)	(5,603)
Net transfers	(3,081)	36,846	(4,365)	7,654	28,257

Net increase (decrease) in net assets from contract owners’ transactions	(3,081)	27,518	(4,365)	7,612	129,560

Net increase (decrease) in net assets	—	58,894	—	11,465	153,347

Net assets, beginning of period	—	163,378	—	15,767	98,500

Net assets, end of period	$—	$222,272	$—	$27,232	$251,847

The accompanying notes are an integral part of these financial statements.

ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS			ALPS VARIABLE INSURANCE TRUST	ALPS VARIABLE INSURANCE TRUST ETF ASSET ALLOCATION SERIES			AMERICAN CENTURY VARIABLE PORTFOLIOS
GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	ALERIAN ENERGY INFRA- STRUCTURE	BALANCED	GROWTH	INCOME AND GROWTH	BALANCED

$—	$166	$—	$—	$4,420	$2,031	$452	$330	$3,348

—	—	—	—	—	—	—	—	—

—	166	—	—	4,420	2,031	452	330	3,348

248	36	23	3,221	51,958	2	15	—	83
—	682	—	—	—	—	—	—	2,914
—	5,754	1,117	—	—	7,665	1,759	873	5,608

248	6,472	1,140	3,221	51,958	7,667	1,774	873	8,605

478	9,832	1,649	—	(54,938)	559	2,967	547	12,983

$726	$16,470	$2,789	$3,221	$1,440	$10,257	$5,193	$1,750	$24,936

ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS			ALPS VARIABLE INSURANCE TRUST	ALPS VARIABLE INSURANCE TRUST ETF ASSET ALLOCATION SERIES			AMERICAN CENTURY VARIABLE PORTFOLIOS
GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	ALERIAN ENERGY INFRA- STRUCTURE	BALANCED	GROWTH	INCOME AND GROWTH	BALANCED

$—	$166	$—	$—	$4,420	$2,031	$452	$330	$3,348
248	6,472	1,140	3,221	51,958	7,667	1,774	873	8,605
478	9,832	1,649	—	(54,938)	559	2,967	547	12,983

726	16,470	2,789	3,221	1,440	10,257	5,193	1,750	24,936

—	39,641	—	—	37,782	—	—	—	166,899
—	(859)	(142)	—	(4,176)	(40)	(214)	—	(948)
1,933	6,311	—	(3,221)	(193,437)	67,506	—	—	67,855

1,933	45,093	(142)	(3,221)	(159,831)	67,466	(214)	—	233,806

2,659	61,563	2,647	—	(158,391)	77,723	4,979	1,750	258,742

23,615	47,091	9,847	—	391,736	52,039	30,127	17,606	51,958

$26,274	$108,654	$12,494	$—	$233,345	$129,762	$35,106	$19,356	$310,700

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	AMERICAN CENTURY VARIABLE PORTFOLIOS (continued)
	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	ULTRA	VALUE
Investment income:
Income dividends from investments in portfolio shares	$1,577	$3,600	$—	$—	$291
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	1,577	3,600	—	—	291

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	106	183	168	31	—
Net realized short-term capital gain distributions from investments in portfolio shares	272	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	740	—	—	—	—

Net realized gain (loss) on investments in portfolio shares	1,118	183	168	31	—

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,434	1,155	7,831	633	1,307

Net increase (decrease) in net assets from operations	$12,129	$4,938	$7,999	$664	$1,598

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	AMERICAN CENTURY VARIABLE PORTFOLIOS (continued)
	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	ULTRA	VALUE
Changes from operations:
Net investment income (expense)	$1,577	$3,600	$—	$—	$291
Net realized gain (loss) on investments in portfolio shares	1,118	183	168	31	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,434	1,155	7,831	633	1,307

Net increase (decrease) in net assets from operations	12,129	4,938	7,999	664	1,598

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	45,914	3	—	—	—
Contract redemptions	(926)	(6,717)	(13)	(93)	(10)
Net transfers	—	16,489	627,915	6,705	22,523

Net increase (decrease) in net assets from contract owners’ transactions	44,988	9,775	627,902	6,612	22,513

Net increase (decrease) in net assets	57,117	14,713	635,901	7,276	24,111

Net assets, beginning of period	41,717	122,269	—	—	—

Net assets, end of period	$98,834	$136,982	$635,901	$7,276	$24,111

The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS INSURANCE SERIES
ASSET ALLOCATION	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION

$6,062	$1,293	$12,791	$377	$2,329	$4,067	$37,783	$8,628	$2,116

—	—	—	—	—	—	—	—	—

6,062	1,293	12,791	377	2,329	4,067	37,783	8,628	2,116

10,224	3	1	31	25,023	129	3,334	(713)	360
228	215	6,433	98	1,420	200	—	172	—
15,815	1,582	2,290	2	55,169	15,797	—	5,428	2,603

26,267	1,800	8,724	131	81,612	16,126	3,334	4,887	2,963

10,613	5,868	(2,448)	822	22,360	32,610	1,736	122,653	22,271

$42,942	$8,961	$19,067	$1,330	$106,301	$52,803	$42,853	$136,168	$27,350

AMERICAN FUNDS INSURANCE SERIES
ASSET ALLOCATION	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION

$6,062	$1,293	$12,791	$377	$2,329	$4,067	$37,783	$8,628	$2,116
26,267	1,800	8,724	131	81,612	16,126	3,334	4,887	2,963
10,613	5,868	(2,448)	822	22,360	32,610	1,736	122,653	22,271

42,942	8,961	19,067	1,330	106,301	52,803	42,853	136,168	27,350

259,525	—	—	89,294	454,513	14,634	27,507	104,749	166,899
(1,247)	(42)	(94)	(579)	(3,875)	(1,251)	(649)	(15,753)	(5,186)
66,452	31,478	89,144	13,071	(139,868)	85,711	(362,941)	180,362	—

324,730	31,436	89,050	101,786	310,770	99,094	(336,083)	269,358	161,713

367,672	40,397	108,117	103,116	417,071	151,897	(293,230)	405,526	189,063

127,489	36,303	574,195	162	101,192	199,284	930,570	356,912	97,595

$495,161	$76,700	$682,312	$103,278	$518,263	$351,181	$637,340	$762,438	$286,658

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	AMERICAN FUNDS INSURANCE SERIES (continued)			AMUNDI PIONEER ASSET MANAGEMENT (a)*
	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MORTGAGE	NEW WORLD	BOND	EMERGING MARKETS (b)*
Investment income:
Income dividends from investments in portfolio shares	$866	$6,917	$2,657	$5,224	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	866	6,917	2,657	5,224	—

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	745	(3,739)	19,768	812	831
Net realized short-term capital gain distributions from investments in portfolio shares	—	1,472	—	433	—
Net realized long-term capital gain distributions from investments in portfolio shares	934	3,010	—	263	—

Net realized gain (loss) on investments in portfolio shares	1,679	743	19,768	1,508	831

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,627	455	17,711	379	—

Net increase (decrease) in net assets from operations	$7,172	$8,115	$40,136	$7,111	$831

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	AMERICAN FUNDS INSURANCE SERIES (continued)			AMUNDI PIONEER ASSET MANAGEMENT (a)*
	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MORTGAGE	NEW WORLD	BOND	EMERGING MARKETS (b)*
Changes from operations:
Net investment income (expense)	$866	$6,917	$2,657	$5,224	$—
Net realized gain (loss) on investments in portfolio shares	1,679	743	19,768	1,508	831
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,627	455	17,711	379	—

Net increase (decrease) in net assets from operations	7,172	8,115	40,136	7,111	831

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	23,695	170,975	24,022	—
Contract redemptions	(22)	(2,057)	(7,736)	(10,673)	(15)
Net transfers	30,180	(207,976)	249,944	37,523	(816)

Net increase (decrease) in net assets from contract owners’ transactions	30,158	(186,338)	413,183	50,872	(831)

Net increase (decrease) in net assets	37,330	(178,223)	453,319	57,983	—

Net assets, beginning of period	24,639	678,046	51,085	166,232	—

Net assets, end of period	$61,969	$499,823	$504,404	$224,215	$—

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

AMUNDI PIONEER ASSET MANAGEMENT (continued) (a)*			BLACKROCK VARIABLE SERIES TRUST FUNDS
EQUITY INCOME	MID CAP VALUE	STRATEGIC INCOME	ADVANTAGE LARGE CAP CORE V.I. (c)*	GLOBAL ALLOCATION V.I.	HIGH YIELD V.I.	ISHARES ALTERNATIVE STRATEGIES	TOTAL RETURN V.I.	U.S. GOVERNMENT BOND V.I.

$1,215	$67	$2,736	$332	$5,445	$17,955	$1,219	$17,991	$6,055

—	—	—	—	—	—	—	—	—

1,215	67	2,736	332	5,445	17,955	1,219	17,991	6,055

9	(152)	456	(1)	6,301	13,401	49	1	(72)
4	127	78	813	4,707	—	—	—	—
927	744	—	8,064	—	—	—	—	—

940	719	534	8,876	11,008	13,401	49	1	(72)

2,845	109	78	(6,845)	35,419	(6,935)	1,971	7,450	(1,958)

$5,000	$895	$3,348	$2,363	$51,872	$24,421	$3,239	$25,442	$4,025

AMUNDI PIONEER ASSET MANAGEMENT (continued) (a)*			BLACKROCK VARIABLE SERIES TRUST FUNDS
EQUITY INCOME	MID CAP VALUE	STRATEGIC INCOME	ADVANTAGE LARGE CAP CORE V.I. (c)*	GLOBAL ALLOCATION V.I.	HIGH YIELD V.I.	ISHARES ALTERNATIVE STRATEGIES	TOTAL RETURN V.I.	U.S. GOVERNMENT BOND V.I.

$1,215	$67	$2,736	$332	$5,445	$17,955	$1,219	$17,991	$6,055
940	719	534	8,876	11,008	13,401	49	1	(72)
2,845	109	78	(6,845)	35,419	(6,935)	1,971	7,450	(1,958)

5,000	895	3,348	2,363	51,872	24,421	3,239	25,442	4,025

—	—	24,784	—	63,101	(3)	18,497	—	—
(148)	(3)	(38,434)	(6)	(3,364)	(9,278)	(759)	(299)	(4,984)
313,266	(1,222)	90,727	31,905	(59,713)	251,851	28,629	12,973	—

313,118	(1,225)	77,077	31,899	24	242,570	46,367	12,674	(4,984)

318,118	(330)	80,425	34,262	51,896	266,991	49,606	38,116	(959)

10,785	6,223	18,671	—	357,907	252,258	—	794,971	341,127

$328,903	$5,893	$99,096	$34,262	$409,803	$519,249	$49,606	$833,087	$340,168

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	CALVERT VARIABLE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST
	SRI BALANCED	AQR MANAGED FUTURES STRATEGY	SELECT LARGE-CAP VALUE	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY
Investment income:
Income dividends from investments in portfolio shares	$1,175	$595	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	1,175	595	—	—	—

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3	(20)	1,547	—	(48,955)
Net realized short-term capital gain distributions from investments in portfolio shares	36	—	—	—	10,753
Net realized long-term capital gain distributions from investments in portfolio shares	562	—	—	—	75,453

Net realized gain (loss) on investments in portfolio shares	601	(20)	1,547	—	37,251

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,438	(72)	11,555	178	(5,893)

Net increase (decrease) in net assets from operations	$6,214	$503	$13,102	$178	$31,358

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	CALVERT VARIABLE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST
	SRI BALANCED	AQR MANAGED FUTURES STRATEGY	SELECT LARGE-CAP VALUE	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY
Changes from operations:
Net investment income (expense)	$1,175	$595	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	601	(20)	1,547	—	37,251
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,438	(72)	11,555	178	(5,893)

Net increase (decrease) in net assets from operations	6,214	503	13,102	178	31,358

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	30,178	65,600	—	107,417
Contract redemptions	(185)	(49)	(24)	—	(278)
Net transfers	—	37,075	305,949	10,128	81,468

Net increase (decrease) in net assets from contract owners’ transactions	(185)	67,204	371,525	10,128	188,607

Net increase (decrease) in net assets	6,029	67,707	384,627	10,306	219,965

Net assets, beginning of period	55,196	184,592	—	—	—

Net assets, end of period	$61,225	$252,299	$384,627	$10,306	$219,965

The accompanying notes are an integral part of these financial statements.

COLUMBIA FUNDS VST (continued)	CREDIT SUISSE TRUST	DELAWARE VIP TRUST	DFA INVESTMENT DIMENSIONS
STRATEGIC INCOME	COMMODITY RETURN STRATEGY	SMALL CAP VALUE	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE

$1,332	$678	$512	$17,570	$27,616	$19,230	$31,427	$3,485	$19,792
—	—	—	2,335	3,617	1,247	2,559	829	1,685

1,332	678	512	15,235	23,999	17,983	28,868	2,656	18,107

615	(3)	5,896	(621)	10,266	2,334	8,920	583	4,384
—	—	—	—	239	2,782	—	—	2,836
—	—	2,728	478	11,967	18,143	—	—	40,332

615	(3)	8,624	(143)	22,472	23,259	8,920	583	47,552

384	(561)	8,066	1,204	147,318	86,841	193,485	(1,414)	69,894

$2,331	$114	$17,202	$16,296	$193,789	$128,083	$231,273	$1,825	$135,553

COLUMBIA FUNDS VST (continued)	CREDIT SUISSE TRUST	DELAWARE VIP TRUST	DFA INVESTMENT DIMENSIONS
STRATEGIC INCOME	COMMODITY RETURN STRATEGY	SMALL CAP VALUE	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE

$1,332	$678	$512	$15,235	$23,999	$17,983	$28,868	$2,656	$18,107
615	(3)	8,624	(143)	22,472	23,259	8,920	583	47,552
384	(561)	8,066	1,204	147,318	86,841	193,485	(1,414)	69,894

2,331	114	17,202	16,296	193,789	128,083	231,273	1,825	135,553

30,279	—	24,677	74,190	553,531	214,634	217,666	189,729	369,957
(6,772)	(50)	(4,909)	(52,859)	(52,231)	(6,030)	(102,433)	(135,509)	(11,040)
51,885	—	140,630	187,346	(173,799)	244,021	90,511	158,519	118,601

75,392	(50)	160,398	208,677	327,501	452,625	205,744	212,739	477,518

77,723	64	177,600	224,973	521,290	580,708	437,017	214,564	613,071

—	7,626	78,900	766,486	1,191,680	306,540	750,973	125,571	535,899

$77,723	$7,690	$256,500	$991,459	$1,712,970	$887,248	$1,187,990	$340,135	$1,148,970

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	DFA INVESTMENT DIMENSIONS (continued)	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND
	VA U.S. TARGETED VALUE	SMALL CAP STOCK INDEX	DREYFUS STOCK INDEX	DREYFUS SUSTAINABLE US EQUITY (d)*	INTERNATIONAL VALUE
Investment income:
Income dividends from investments in portfolio shares	$8,540	$780	$20,739	$291	$1,468
Expenses:
Mortality and expense risk fees	1,456	—	2,928	—	—

Net investment income (expense)	7,084	780	17,811	291	1,468

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	7,071	14,856	19,094	5	1,740
Net realized short-term capital gain distributions from investments in portfolio shares	16,441	151	1,085	197	—
Net realized long-term capital gain distributions from investments in portfolio shares	34,239	4,954	30,058	1,476	—

Net realized gain (loss) on investments in portfolio shares	57,751	19,961	50,237	1,678	1,740

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	245	7,997	152,645	1,995	24,468

Net increase (decrease) in net assets from operations	$65,080	$28,738	$220,693	$3,964	$27,676

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	DFA INVESTMENT DIMENSIONS (continued)	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND
	VA U.S. TARGETED VALUE	SMALL CAP STOCK INDEX	DREYFUS STOCK INDEX	DREYFUS SUSTAINABLE US EQUITY (d)*	INTERNATIONAL VALUE
Changes from operations:
Net investment income (expense)	$7,084	$780	$17,811	$291	$1,468
Net realized gain (loss) on investments in portfolio shares	57,751	19,961	50,237	1,678	1,740
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	245	7,997	152,645	1,995	24,468

Net increase (decrease) in net assets from operations	65,080	28,738	220,693	3,964	27,676

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	308,510	48,844	44,125	22,180	11,688
Contract redemptions	(44,835)	(3,090)	(11,009)	(62)	(9,538)
Net transfers	79,572	67,406	147,034	—	21,794

Net increase (decrease) in net assets from contract owners’ transactions	343,247	113,160	180,150	22,118	23,944

Net increase (decrease) in net assets	408,327	141,898	400,843	26,082	51,620

Net assets, beginning of period	438,243	116,736	1,038,213	23,909	89,593

Net assets, end of period	$846,570	$258,634	$1,439,056	$49,991	$141,213

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

EATON VANCE VARIABLE TRUST		FEDERATED INSURANCE SERIES			FIDELITY VARIABLE INSURANCE PRODUCTS
FLOATING- RATE INCOME	LARGE-CAP VALUE (e)*	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	FREEDOM INCOME

$41,544	$—	$1,744	$—	$2,420	$5,199	$1,247	$442	$631

—	—	—	—	—	—	—	—	—

41,544	—	1,744	—	2,420	5,199	1,247	442	631

10,668	452	3,326	—	170	17,574	3,023	23,348	—
—	—	—	—	—	5,578	3,313	457	162
—	—	—	1,099	—	257	2,501	278	—

10,668	452	3,326	1,099	170	23,409	8,837	24,083	162

(9,607)	6	(3)	2,430	12,831	23,478	9,514	(82)	(112)

$42,605	$458	$5,067	$3,529	$15,421	$52,086	$19,598	$24,443	$681

EATON VANCE VARIABLE TRUST		FEDERATED INSURANCE SERIES			FIDELITY VARIABLE INSURANCE PRODUCTS
FLOATING- RATE INCOME	LARGE-CAP VALUE (e)*	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	FREEDOM INCOME

$41,544	$—	$1,744	$—	$2,420	$5,199	$1,247	$442	$631
10,668	452	3,326	1,099	170	23,409	8,837	24,083	162
(9,607)	6	(3)	2,430	12,831	23,478	9,514	(82)	(112)

42,605	458	5,067	3,529	15,421	52,086	19,598	24,443	681

117,521	—	23,674	—	—	268,403	42,405	68,861	—
(99,638)	—	(4,961)	(8)	(43)	(34,316)	(1,060)	(371)	—
7,110	(3,571)	23,010	5,911	65,617	267,811	76,425	17,004	48,238

24,993	(3,571)	41,723	5,903	65,574	501,898	117,770	85,494	48,238

67,598	(3,113)	46,790	9,432	80,995	553,984	137,368	109,937	48,919

1,226,791	3,113	30,138	9,080	57,945	17,991	59,122	13,632	—

$1,294,389	$—	$76,928	$18,512	$138,940	$571,975	$196,490	$123,569	$48,919

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	GROWTH	GROWTH & INCOME	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND
Investment income:
Income dividends from investments in portfolio shares	$38	$4,063	$1,593	$279	$10,255
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	38	4,063	1,593	279	10,255

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(49)	38,122	5,695	266	216
Net realized short-term capital gain distributions from investments in portfolio shares	1,361	2,616	—	—	664
Net realized long-term capital gain distributions from investments in portfolio shares	2,684	—	—	—	850

Net realized gain (loss) on investments in portfolio shares	3,996	40,738	5,695	266	1,730

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12,805	—	(1,538)	5,571	1,795

Net increase (decrease) in net assets from operations	$16,839	$44,801	$5,750	$6,116	$13,780

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	GROWTH	GROWTH & INCOME	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND
Changes from operations:
Net investment income (expense)	$38	$4,063	$1,593	$279	$10,255
Net realized gain (loss) on investments in portfolio shares	3,996	40,738	5,695	266	1,730
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12,805	—	(1,538)	5,571	1,795

Net increase (decrease) in net assets from operations	16,839	44,801	5,750	6,116	13,780

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	26,662	372,503	—	24,844	76,507
Contract redemptions	(814)	(243)	(28)	(23)	(1,361)
Net transfers	26,946	(417,061)	28,423	122,268	96,228

Net increase (decrease) in net assets from contract owners’ transactions	52,794	(44,801)	28,395	147,089	171,374

Net increase (decrease) in net assets	69,633	—	34,145	153,205	185,154

Net assets, beginning of period	39,780	—	—	—	310,229

Net assets, end of period	$109,413	$—	$34,145	$153,205	$495,383

The accompanying notes are an integral part of these financial statements.

FIDELITY VARIABLE INSURANCE PRODUCTS (continued)				FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	OVERSEAS	GLOBAL REAL ESTATE	HIGH INCOME (e)*	INCOME	MUTUAL SHARES

$273	$2,166	$352	$7,185	$289	$223	$3,874	$3,211	$714

—	—	—	—	—	—	—	—	—

273	2,166	352	7,185	289	223	3,874	3,211	714

1,127	8	(22)	4,845	8,983	7	(3,741)	1,593	2,491
414	169	—	1,242	28	—	—	—	234
1,828	—	670	—	1,022	—	—	—	1,060

3,369	177	648	6,087	10,033	7	(3,741)	1,593	3,785

6,387	26,435	(150)	(5,159)	(1,217)	251	—	951	(552)

$10,029	$28,778	$850	$8,113	$9,105	$481	$133	$5,755	$3,947

FIDELITY VARIABLE INSURANCE PRODUCTS (continued)				FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	OVERSEAS	GLOBAL REAL ESTATE	HIGH INCOME (e)*	INCOME	MUTUAL SHARES

$273	$2,166	$352	$7,185	$289	$223	$3,874	$3,211	$714
3,369	177	648	6,087	10,033	7	(3,741)	1,593	3,785
6,387	26,435	(150)	(5,159)	(1,217)	251	—	951	(552)

10,029	28,778	850	8,113	9,105	481	133	5,755	3,947

9,596	35,547	11,635	31,814	443	1,214	6,521	(7)	22,542
(818)	(1,114)	(191)	(21,691)	(822)	(327)	(5)	(6,756)	(1,248)
(6,071)	38,396	4,060	163,054	23,982	7,164	(7,051)	48,103	(44,205)

2,707	72,829	15,504	173,177	23,603	8,051	(535)	41,340	(22,911)

12,736	101,607	16,354	181,290	32,708	8,532	(402)	47,095	(18,964)

43,850	91,783	8,674	63,066	—	—	402	27,160	57,034

$56,586	$193,390	$25,028	$244,356	$32,708	$8,532	$—	$74,255	$38,070

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)				GOLDMAN SACHS VARIABLE INSURANCE TRUST
	RISING DIVIDENDS	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	MULTI- STRATEGY ALTERNATIVES
Investment income:
Income dividends from investments in portfolio shares	$3,037	$3,441	$—	$1,490	$831
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	3,037	3,441	—	1,490	831

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	4,061	1,171	392	(1,142)	—
Net realized short-term capital gain distributions from investments in portfolio shares	1	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	7,231	—	1,229	—	—

Net realized gain (loss) on investments in portfolio shares	11,293	1,171	1,621	(1,142)	—

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	19,335	(355)	2,881	409	(52)

Net increase (decrease) in net assets from operations	$33,665	$4,257	$4,502	$757	$779

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)				GOLDMAN SACHS VARIABLE INSURANCE TRUST
	RISING DIVIDENDS	TEMPLETON STRATEGIC INCOME	GLOBAL BOND	U.S. GOVERNMENT SECURITIES	MULTI- STRATEGY ALTERNATIVES
Changes from operations:
Net investment income (expense)	$3,037	$3,441	$—	$1,490	$831
Net realized gain (loss) on investments in portfolio shares	11,293	1,171	1,621	(1,142)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	19,335	(355)	2,881	409	(52)

Net increase (decrease) in net assets from operations	33,665	4,257	4,502	757	779

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(5)	28,743	94,982	21,723	—
Contract redemptions	(18,194)	(30,907)	(2,075)	(993)	(7)
Net transfers	80,603	103,382	81,958	(43,025)	31,840

Net increase (decrease) in net assets from contract owners’ transactions	62,404	101,218	174,865	(22,295)	31,833

Net increase (decrease) in net assets	96,069	105,475	179,367	(21,538)	32,612

Net assets, beginning of period	127,602	56,031	321,099	57,295	9,843

Net assets, end of period	$223,671	$161,506	$500,466	$35,757	$42,455

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST (continued)	GUGGENHEIM VARIABLE INSURANCE FUNDS
STRATEGIC INCOME	GLOBAL MANAGED FUTURES STRATEGY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX CONSUMER PRODUCTS	RYDEX ELECTRONICS	RYDEX ENERGY

$746	$1,085	$—	$—	$121	$—	$2,838	$—	$113

—	—	—	—	—	—	—	—	—

746	1,085	—	—	121	—	2,838	—	113

(2,818)	(1,494)	—	—	16,430	(7,625)	68	1	100
—	—	—	—	59	—	7,004	—	—
—	—	—	—	—	—	988	—	—

(2,818)	(1,494)	—	—	16,489	(7,625)	8,060	1	100

(303)	5,298	4,817	65	(1,782)	1,059	20,964	2,450	(643)

$(2,375)	$4,889	$4,817	$65	$14,828	$(6,566)	$31,862	$2,451	$(430)

GOLDMAN SACHS VARIABLE INSURANCE TRUST (continued)	GUGGENHEIM VARIABLE INSURANCE FUNDS
STRATEGIC INCOME	GLOBAL MANAGED FUTURES STRATEGY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX CONSUMER PRODUCTS	RYDEX ELECTRONICS	RYDEX ENERGY

$746	$1,085	$—	$—	$121	$—	$2,838	$—	$113
(2,818)	(1,494)	—	—	16,489	(7,625)	8,060	1	100
(303)	5,298	4,817	65	(1,782)	1,059	20,964	2,450	(643)

(2,375)	4,889	4,817	65	14,828	(6,566)	31,862	2,451	(430)

83,573	38,742	50,405	—	—	13,682	—	14,000	—
(88,037)	(9)	(42)	(3)	(261)	(12)	(237)	(13)	(227)
16,489	13,722	22,895	45,750	(111,084)	8,416	7,548	18,427	10,732

12,025	52,455	73,258	45,747	(111,345)	22,086	7,311	32,414	10,505

9,650	57,344	78,075	45,812	(96,517)	15,520	39,173	34,865	10,075

—	7,755	67,862	—	121,243	—	273,793	—	20,382

$9,650	$65,099	$145,937	$45,812	$24,726	$15,520	$312,966	$34,865	$30,457

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE
Investment income:
Income dividends from investments in portfolio shares	$—	$740	$243	$137	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	—	740	243	137	—

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,495)	3,132	2,346	1,450	3,405
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	2,349

Net realized gain (loss) on investments in portfolio shares	(1,495)	3,132	2,346	1,450	5,754

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	—	8	—	705

Net increase (decrease) in net assets from operations	$(1,495)	$3,872	$2,597	$1,587	$6,459

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE
Changes from operations:
Net investment income (expense)	$—	$740	$243	$137	$—
Net realized gain (loss) on investments in portfolio shares	(1,495)	3,132	2,346	1,450	5,754
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	—	8	—	705

Net increase (decrease) in net assets from operations	(1,495)	3,872	2,597	1,587	6,459

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	19,372	13,684
Contract redemptions	—	(8)	(384)	(12)	(435)
Net transfers	1,495	(3,864)	8,190	(20,947)	4,549

Net increase (decrease) in net assets from contract owners’ transactions	1,495	(3,872)	7,806	(1,587)	17,798

Net increase (decrease) in net assets	—	—	10,403	—	24,257

Net assets, beginning of period	—	—	17,127	—	15,034

Net assets, end of period	$—	$—	$27,530	$—	$39,291

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX INTERNET	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ -100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE

$—	$—	$16	$—	$—	$—	$118	$—	$1,344

—	—	—	—	—	—	—	—	—

—	—	16	—	—	—	118	—	1,344

3,750	(1,065)	675	1,066	8,041	131,604	2	(42,241)	129

—	—	—	—	—	—	—	—	—
243	—	13	—	1,541	3,837	10,438	—	—

3,993	(1,065)	688	1,066	9,582	135,441	10,440	(42,241)	129

2,270	(185)	—	—	784	17,849	57,509	26,220	(852)

$6,263	$(1,250)	$704	$1,066	$10,366	$153,290	$68,067	$(16,021)	$621

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX INTERNET	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ -100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE

$—	$—	$16	$—	$—	$—	$118	$—	$1,344
3,993	(1,065)	688	1,066	9,582	135,441	10,440	(42,241)	129
2,270	(185)	—	—	784	17,849	57,509	26,220	(852)

6,263	(1,250)	704	1,066	10,366	153,290	68,067	(16,021)	621

—	(9)	—	—	14,000	1	1	—	1
(2,038)	(6,000)	(43)	(40)	(214)	(21,556)	(10)	—	(285)
33,593	29,082	(661)	(1,026)	18,631	57,477	—	(62,271)	47,379

31,555	23,073	(704)	(1,066)	32,417	35,922	(9)	(62,271)	47,095

37,818	21,823	—	—	42,783	189,212	68,058	(78,292)	47,716

—	—	—	—	17,461	195,572	214,191	78,292	15,616

$37,818	$21,823	$—	$—	$60,244	$384,784	$282,249	$—	$63,332

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX RETAILING	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$67	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	—	—	—	67	—

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,021	22,679	1,012	1,205	3,112
Net realized short-term capital gain distributions from investments in portfolio shares	—	9,486	—	409	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—

Net realized gain (loss) on investments in portfolio shares	1,021	32,165	1,012	1,614	3,112

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,673	37,361	—	(557)	—

Net increase (decrease) in net assets from operations	$2,694	$69,526	$1,012	$1,124	$3,112

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX RETAILING	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH
Changes from operations:
Net investment income (expense)	$—	$—	$—	$67	$—
Net realized gain (loss) on investments in portfolio shares	1,021	32,165	1,012	1,614	3,112
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,673	37,361	—	(557)	—

Net increase (decrease) in net assets from operations	2,694	69,526	1,012	1,124	3,112

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1	250,572	—	(1)	—
Contract redemptions	(233)	(46)	(49)	(10,265)	(158)
Net transfers	6,675	(97,347)	(963)	41,468	(2,954)

Net increase (decrease) in net assets from contract owners’ transactions	6,443	153,179	(1,012)	31,202	(3,112)

Net increase (decrease) in net assets	9,137	222,705	—	32,326	—

Net assets, beginning of period	15,603	—	—	18,387	—

Net assets, end of period	$24,740	$222,705	$—	$50,713	$—

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX UTILITIES	VT FLOATING RATE STRATEGIES	VT HIGH YIELD

$ —	$—	$—	$—	$214	$—	$458	$12,310	$7,759

—	—	—	—	—	—	—	—	—

—	—	—	—	214	—	458	12,310	7,759

(7,059)	(433)	(431)	5,346	184	2,750	2,439	18,336	(6,100)
6,671	—	—	—	282	—	467	—	—
355	—	953	860	—	—	—	—	—

(33)	(433)	522	6,206	466	2,750	2,906	18,336	(6,100)

—	62	(5,427)	2,169	310	829	(1,029)	(10,142)	3,184

$ (33)	$(371)	$(4,905)	$8,375	$990	$3,579	$2,335	$20,504	$4,843

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX UTILITIES	VT FLOATING RATE STRATEGIES	VT HIGH YIELD

$ —	$—	$—	$—	$214	$—	$458	$12,310	$7,759
(33)	(433)	522	6,206	466	2,750	2,906	18,336	(6,100)
—	62	(5,427)	2,169	310	829	(1,029)	(10,142)	3,184

(33)	(371)	(4,905)	8,375	990	3,579	2,335	20,504	4,843

—	(1)	—	13,684	2	1	—	24,139	—
(124)	—	(524)	(277)	(237)	(167)	(505)	(4,119)	(456)
157	(2,891)	(24,805)	2,589	4,111	39,096	5,082	(604,425)	155,455

33	(2,892)	(25,329)	15,996	3,876	38,930	4,577	(584,405)	154,999

—	(3,263)	(30,234)	24,371	4,866	42,509	6,912	(563,901)	159,842

—	3,263	30,234	15,731	19,114	—	15,669	1,014,800	—

$ —	$—	$—	$40,102	$23,980	$42,509	$22,581	$450,899	$159,842

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)				INVESCO VARIABLE INSURANCE FUNDS

	VT SMALL CAP VALUE	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT U.S. TOTAL RETURN BOND	BALANCED RISK ALLOCATION

Investment income:
Income dividends from investments in portfolio shares	$—	$309	$135	$9,614	$4,578
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	—	309	135	9,614	4,578

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	5,349	1	151	—	(3,246)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	2,812
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	3,755

Net realized gain (loss) on investments in portfolio shares	5,349	1	151	—	3,321

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	929	4,052	2,326	5,947	(2,013)

Net increase (decrease) in net assets from operations	$6,278	$4,362	$2,612	$15,561	$5,886

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)				INVESCO VARIABLE INSURANCE FUNDS
	VT SMALL CAP VALUE	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT U.S. TOTAL RETURN BOND	BALANCED RISK ALLOCATION
Changes from operations:
Net investment income (expense)	$—	$309	$135	$9,614	$4,578
Net realized gain (loss) on investments in portfolio shares	5,349	1	151	—	3,321
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	929	4,052	2,326	5,947	(2,013)

Net increase (decrease) in net assets from operations	6,278	4,362	2,612	15,561	5,886

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	14,216	317,269	87,845
Contract redemptions	(8)	(10)	(1,229)	(1,403)	(53,074)
Net transfers	12,668	30,670	(628)	592,358	31,412

Net increase (decrease) in net assets from contract owners’ transactions	12,660	30,660	12,359	908,224	66,183

Net increase (decrease) in net assets	18,938	35,022	14,971	923,785	72,069

Net assets, beginning of period	—	—	—	35,375	161

Net assets, end of period	$18,938	$35,022	$14,971	$959,160	$72,230

INVESCO VARIABLE INSURANCE FUNDS (continued)
COMSTOCK	CORE EQUITY	CORE PLUS BOND	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET	GOVERNMENT SECURITIES

$787	$—	$—	$4,554	$6,996	$32	$1,722	$26,586	$663

—	—	—	—	—	—	—	—	—

787	—	—	4,554	6,996	32	1,722	26,586	663

(210)	2,423	—	8,671	4,658	—	32	—	(138)

214	—	—	—	—	—	—	—	—

1,320	—	—	9,334	7,591	442	874	—	—

1,324	2,423	—	18,005	12,249	442	906	—	(138)

—	—	288	(568)	12,852	(785)	2,797	—	136

$2,111	$2,423	$288	$21,991	$32,097	$(311)	$5,425	$26,586	$661

INVESCO VARIABLE INSURANCE FUNDS (continued)
COMSTOCK	CORE EQUITY	CORE PLUS BOND	DIVERSIFIED DIVIDEND	EQUITYAND INCOME	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET	GOVERNMENT SECURITIES

$787	$—	$—	$4,554	$6,996	$32	$1,722	$26,586	$663
1,324	2,423	—	18,005	12,249	442	906	—	(138)
—	—	288	(568)	12,852	(785)	2,797	—	136

2,111	2,423	288	21,991	32,097	(311)	5,425	26,586	661

—	—	(1)	68,714	266,849	—	22,554	20,527,764	17,020
(150)	(5)	(18)	(35,404)	(1,423)	(6)	(1,185)	(321,505)	(4,864)
(1,961)	(2,418)	183,283	42,167	66,865	13,374	20,919	(15,483,713)	(17,245)

(2,111)	(2,423)	183,264	75,477	332,291	13,368	42,288	4,722,546	(5,089)

—	—	183,552	97,468	364,388	13,057	47,713	4,749,132	(4,428)

—	—	—	192,728	93,866	—	23,692	3,285,527	8,129

$—	$—	$183,552	$290,196	$458,254	$13,057	$71,405	$8,034,659	$3,701

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	INVESCO VARIABLE INSURANCE FUNDS (continued)			IVY VARIABLE INSURANCE PORTFOLIOS

	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	TECHNOLOGY	ASSET STRATEGY	GLOBAL BOND
Investment income:
Income dividends from investments in portfolio shares	$240	$22	$—	$212	$418
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	240	22	—	212	418

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	211	2,262	11,968	4,073	6
Net realized short-term capital gain distributions from investments in portfolio shares	—	32	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	112	5,476	—	—

Net realized gain (loss) on investments in portfolio shares	211	2,406	17,444	4,073	6

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,843	569	3,156	53	514

Net increase (decrease) in net assets from operations	$3,294	$2,997	$20,600	$4,338	$938

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	INVESCO VARIABLE INSURANCE FUNDS (continued)			IVY VARIABLE INSURANCE PORTFOLIOS

	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	TECHNOLOGY	ASSET STRATEGY	GLOBAL BOND
Changes from operations:
Net investment income (expense)	$240	$22	$—	$212	$418
Net realized gain (loss) on investments in portfolio shares	211	2,406	17,444	4,073	6
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,843	569	3,156	53	514

Net increase (decrease) in net assets from operations	3,294	2,997	20,600	4,338	938

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	7,500	(1)	(1)	2	22,759
Contract redemptions	(24)	(24)	(40)	(10)	(1,041)
Net transfers	(1,356)	(2,074)	75,638	(54,263)	—

Net increase (decrease) in net assets from contract owners’ transactions	6,120	(2,099)	75,597	(54,271)	21,718

Net increase (decrease) in net assets	9,414	898	96,197	(49,933)	22,656

Net assets, beginning of period	12,500	6,305	4,856	49,933	14,909

Net assets, end of period	$21,914	$7,203	$101,053	$—	$37,565

*	See Footnote 6 for details.

IVY VARIABLE INSURANCE PORTFOLIOS (continued)			JANUS HENDERSON VIT FUNDS-INSTITUTIONAL (f)*
HIGH INCOME	LIMITED TERM BOND	SCIENCE AND TECHNOLOGY	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	OVERSEAS	MID CAP VALUE

$1,568	$79	$—	$15,593	$2,106	$—	$—	$68	$593

—	—	—	—	—	—	—	—	—

1,568	79	—	15,593	2,106	—	—	68	593

2,118	—	871	1,381	6,233	4,437	—	226	170
—	—	379	—	—	—	—	—	—
—	—	1,962	1,816	19,922	26,566	—	—	2,707

2,118	—	3,212	3,197	26,155	31,003	—	226	2,877

146	(64)	(860)	128,562	53,504	54,478	—	544	5,788

$3,832	$15	$2,352	$147,352	$81,765	$85,481	$—	$838	$9,258

IVY VARIABLE INSURANCE PORTFOLIOS (continued)			JANUS HENDERSON VIT FUNDS-INSTITUTIONAL (f)*
HIGH INCOME	LIMITED TERM BOND	SCIENCE AND TECHNOLOGY	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	OVERSEAS	MID CAP VALUE

$1,568	$79	$—	$15,593	$2,106	$—	$—	$68	$593
2,118	—	3,212	3,197	26,155	31,003	—	226	2,877
146	(64)	(860)	128,562	53,504	54,478	—	544	5,788

3,832	15	2,352	147,352	81,765	85,481	—	838	9,258

17,176	22,178	38,939	281,542	84,031	377,385	—	18,879	530
(636)	(14)	(14)	(3,900)	(1,534)	(1,485)	—	(18)	(915)
(6,664)	—	3,387	156,209	162,984	44,681	4,942	(138)	30,302

9,876	22,164	42,312	433,851	245,481	420,581	4,942	18,723	29,917

13,708	22,179	44,664	581,203	327,246	506,062	4,942	19,561	39,175

1,352	4,936	—	575,847	244,701	38,767	—	—	45,575

$15,060	$27,115	$44,664	$1,157,050	$571,947	$544,829	$4,942	$19,561	$84,750

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	JANUS HENDERSON VIT FUND-INSTIT. (continued) (f)*	JANUS HENDERSON VIT FUNDS-SERVICE (f)*			JOHN HANCOCK VARIABLE INSURANCE TRUST
	RESEARCH (g)*	FLEXIBLE BOND	GLOBAL UNCONSTRAINED BOND	U.S. LOW VOLATILITY	EMERGING MARKETS VALUE
Investment income:
Income dividends from investments in portfolio shares	$526	$8,094	$2,880	$220	$628
Expenses:
Mortality and expense risk fees	—	—	—	—	40

Net investment income (expense)	526	8,094	2,880	220	588

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	36	(6)	175	—	2,527
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,254	—	—	—	—

Net realized gain (loss) on investments in portfolio shares	1,290	(6)	175	—	2,527

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	26,513	1,968	(2,923)	1,268	5,136

Net increase (decrease) in net assets from operations	$28,329	$10,056	$132	$1,488	$8,251

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	JANUS HENDERSON VIT FUND-INSTIT. (continued) (f)*	JANUS HENDERSON VIT FUND-SERVICE (f)*			JOHN HANCOCK VARIABLE INSURANCE TRUST
	RESEARCH (g)*	FLEXIBLE BOND	GLOBAL UNCONSTRAINED BOND	U.S. LOW VOLATILITY	EMERGING MARKETS VALUE
Changes from operations:
Net investment income (expense)	$526	$8,094	$2,880	$220	$588
Net realized gain (loss) on investments in portfolio shares	1,290	(6)	175	—	2,527
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	26,513	1,968	(2,923)	1,268	5,136

Net increase (decrease) in net assets from operations	28,329	10,056	132	1,488	8,251

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	26,957	13,080	39,547	—	4,999
Contract redemptions	(42)	(1,421)	(6,668)	(8)	(82)
Net transfers	(2,560)	29,247	70,508	15,772	(981)

Net increase (decrease) in net assets from contract owners’ transactions	24,355	40,906	103,387	15,764	3,936

Net increase (decrease) in net assets	52,684	50,962	103,519	17,252	12,187

Net assets, beginning of period	93,407	290,019	—	—	30,211

Net assets, end of period	$146,091	$340,981	$103,519	$17,252	$42,398

*	See Footnote 6 for details.

JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES				LEGG MASON PARTNERS VARIABLE EQUITY TRUST
GLOBAL ALLOCATION	INCOME BUILDER	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH

$5,626	$6,933	$3,623	$22,198	$652	$—	$39	$158	$—

—	—	—	—	—	—	—	—	—

5,626	6,933	3,623	22,198	652	—	39	158	—

20,709	6	17,892	(114)	23,976	(3,314)	19	28	726
11,190	—	—	—	—	—	—	411	—
7,444	1,696	—	230,240	18,387	—	418	3,462	2,300

39,343	1,702	17,892	230,126	42,363	(3,314)	437	3,901	3,026

5,404	12,988	11,064	(109,670)	(10,626)	—	(2)	8,306	15,722

$50,373	$21,623	$32,579	$142,654	$32,389	$(3,314)	$474	$12,365	$18,748

JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES				LEGG MASON PARTNERS VARIABLE EQUITY TRUST
GLOBAL ALLOCATION	INCOME BUILDER	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL- MID CAP EQUITY	US STRATEGIC EQUITY	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH

$5,626	$6,933	$3,623	$22,198	$652	$—	$39	$158	$—
39,343	1,702	17,892	230,126	42,363	(3,314)	437	3,901	3,026
5,404	12,988	11,064	(109,670)	(10,626)	—	(2)	8,306	15,722

50,373	21,623	32,579	142,654	32,389	(3,314)	474	12,365	18,748

(1)	1	70,966	288,153	15,000	—	8,436	1	18,875
(32,713)	(240)	(19,887)	(1,966)	(537)	(20)	(612)	(215)	(5,556)
410,612	—	59,076	94,018	(8,046)	3,334	—	21,828	(2,329)

377,898	(239)	110,155	380,205	6,417	3,314	7,824	21,614	10,990

428,271	21,384	142,734	522,859	38,806	—	8,298	33,979	29,738

81,461	184,814	77,955	565,099	169,566	—	—	41,563	79,162

$509,732	$206,198	$220,689	$1,087,958	$208,372	$—	$8,298	$75,542	$108,900

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND
	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES
Investment income:
Income dividends from investments in portfolio shares	$5,180	$43,620	$5,542	$—	$1,506
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	5,180	43,620	5,542	—	1,506

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	805	4,586	1	4,525	2,019
Net realized short-term capital gain distributions from investments in portfolio shares	—	7,326	11,995	—	234
Net realized long-term capital gain distributions from investments in portfolio shares	—	2,950	6,837	—	11,553

Net realized gain (loss) on investments in portfolio shares	805	14,862	18,833	4,525	13,806

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,287)	3,171	31,417	—	19,649

Net increase (decrease) in net assets from operations	$1,698	$61,653	$55,792	$4,525	$34,961

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND
	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES
Changes from operations:
Net investment income (expense)	$5,180	$43,620	$5,542	$—	$1,506
Net realized gain (loss) on investments in portfolio shares	805	14,862	18,833	4,525	13,806
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,287)	3,171	31,417	—	19,649

Net increase (decrease) in net assets from operations	1,698	61,653	55,792	4,525	34,961

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1	24,065	—	—	38,939
Contract redemptions	(25)	(2,125)	(8)	—	(402)
Net transfers	94,521	809,069	—	(4,525)	(9,264)

Net increase (decrease) in net assets from contract owners’ transactions	94,497	831,009	(8)	(4,525)	29,273

Net increase (decrease) in net assets	96,195	892,662	55,784	—	64,234

Net assets, beginning of period	3,141	175,563	291,741	—	84,500

Net assets, end of period	$99,336	$1,068,225	$347,525	$—	$148,734

* See Footnote 6 for details.

MAINSTAY VP FUNDS TRUST	MFS VARIABLE INSURANCE TRUST		NATIONWIDE VARIABLE INSURANCE TRUST
MAINSTAY VP CONVERTIBLE SERVICE (j)*	GROWTH SERIES	VALUE SERIES	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX	MULTI- MANAGER MID CAP VALUE I (j)*	NW DOUBLELINE TOTAL RETURN TACTICAL (q)*	S&P 500 INDEX

$ 221	$—	$3,869	$1,475	$21,457	$2,566	$—	$573	$5,921

—	—	—	63	1,263	326	—	34	408

221	—	3,869	1,412	20,194	2,240	—	539	5,513

—	4,431	3,849	(84)	4,083	1,205	—	—	3,496
—	—	168	—	—	77	—	—	263
—	8,998	8,793	41	—	10,070	—	—	3,252

—	13,429	12,810	(43)	4,083	11,352	—	—	7,011

612	45,608	19,489	(553)	79,273	6,288	606	(470)	17,664

$ 833	$59,037	$36,168	$816	$103,550	$19,880	$606	$69	$30,188

MAINSTAY VP FUNDS TRUST	MFS VARIABLE INSURANCE TRUST		NATIONWIDE VARIABLE INSURANCE TRUST
MAINSTAY VP CONVERTIBLE SERVICE (j)*	GROWTH SERIES	VALUE SERIES	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX	MULTI- MANAGER MID CAP VALUE I (j)*	NW DOUBLELINE TOTAL RETURN TACTICAL (q)*	S&P 500 INDEX

$221	$—	$3,869	$1,412	$20,194	$2,240	$—	$539	$5,513
—	13,429	12,810	(43)	4,083	11,352	—	—	7,011
612	45,608	19,489	(553)	79,273	6,288	606	(470)	17,664

833	59,037	36,168	816	103,550	19,880	606	69	30,188

5,544	—	(1)	46,646	108,462	82,033	—	—	140,438
(4)	(20,883)	(21,256)	(7,147)	(11,737)	(5,661)	(1)	—	(9,328)
80,462	1,917	(2,803)	796	495,504	77,063	48,277	117,590	810,648

86,002	(18,966)	(24,060)	40,295	592,229	153,435	48,276	117,590	941,758

86,835	40,071	12,108	41,111	695,779	173,315	48,882	117,659	971,946

—	196,402	220,904	24,940	282,032	48,669	—	—	23,577

$86,835	$236,473	$233,012	$66,051	$977,811	$221,984	$48,882	$117,659	$995,523

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	SMALL CAP INDEX	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND
Investment income:
Income dividends from investments in portfolio shares	$1,564	$—	$—	$1,694	$633
Expenses:
Mortality and expense risk fees	159	—	—	—	—

Net investment income (expense)	1,405	—	—	1,694	633

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	28	64	8,414	1,271	—
Net realized short-term capital gain distributions from investments in portfolio shares	132	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	2,652	—	1,997	—	—

Net realized gain (loss) on investments in portfolio shares	2,812	64	10,411	1,271	—

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,102	82	14,651	27,478	(309)

Net increase (decrease) in net assets from operations	$9,319	$146	$25,062	$30,443	$324

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	SMALL CAP INDEX	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND
Changes from operations:
Net investment income (expense)	$1,405	$—	$—	$1,694	$633
Net realized gain (loss) on investments in portfolio shares	2,812	64	10,411	1,271	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,102	82	14,651	27,478	(309)

Net increase (decrease) in net assets from operations	9,319	146	25,062	30,443	324

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	68,753	1	42,343	43,756	43,526
Contract redemptions	(446)	(109)	(701)	(1,658)	(747)
Net transfers	48,681	(6,649)	(5,736)	(9,411)	—

Net increase (decrease) in net assets from contract owners’ transactions	116,988	(6,757)	35,906	32,687	42,779

Net increase (decrease) in net assets	126,307	(6,611)	60,968	63,130	43,103

Net assets, beginning of period	18,976	6,611	68,462	169,172	43,940

Net assets, end of period	$145,283	$—	$129,430	$232,302	$87,043

*	See Footnote 6 for details.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)		NORTHERN LIGHTS VARIABLE TRUST
SOCIALLY RESPONSIVE	US EQUITY INDEX PUTWRITE STRATEGY (h)*	7TWELVE BALANCED	ANCHOR TACTICAL CREDIT STRATEGIES (l)*	BTS TACTICAL FIXED INCOME VIT	JNF EXCEED DEFINED SHIELD INDEX (i)*	MARINER MANAGED FUTURES STRATEGY (k)*	POWER MOMENTUM (m)*	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2

$103	$—	$1,088	$383	$305	$166	$772	$73	$—

—	—	—	—	—	—	—	—	—

103	—	1,088	383	305	166	772	73	—

3	—	36	(262)	765	(678)	(1,178)	—	(751)
49	—	—	—	570	—	—	—	—
694	—	—	—	—	—	—	36	—

746	—	36	(262)	1,335	(678)	(1,178)	36	(751)

2,448	1,831	13,167	—	(831)	706	735	908	—

$3,297	$1,831	$14,291	$121	$809	$194	$329	$1,017	$(751)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)		NORTHERN LIGHTS VARIABLE TRUST
SOCIALLY RESPONSIVE	US EQUITY INDEX PUTWRITE STRATEGY (h)*	7TWELVE BALANCED	ANCHOR TACTICAL CREDIT STRATEGIES (l)*	BTS TACTICAL FIXED INCOME VIT	JNF EXCEED DEFINED SHIELD INDEX (i)*	MARINER MANAGED FUTURES STRATEGY (k)*	POWER MOMENTUM (m)*	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2

$103	$—	$1,088	$383	$305	$166	$772	$73	$—
746	—	36	(262)	1,335	(678)	(1,178)	36	(751)
2,448	1,831	13,167	—	(831)	706	735	908	—

3,297	1,831	14,291	121	809	194	329	1,017	(751)

—	(1)	200,279	(7)	(4)	—	—	—	—
(38)	(5)	(1,084)	(6,571)	(8,915)	—	—	(3)	(4)
—	—	—	6,457	(5,889)	(24,399)	(5,843)	—	755

(38)	(6)	199,195	(121)	(14,808)	(24,399)	(5,843)	(3)	751

3,259	1,825	213,486	—	(13,999)	(24,205)	(5,514)	1,014	—

17,909	27,396	—	—	27,440	24,205	5,514	4,863	—

$21,168	$29,221	$213,486	$—	$13,441	$—	$—	$5,877	$—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	OPPENHEIMER VARIABLE ACCOUNT FUNDS
	GLOBAL	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET	TOTAL RETURN BOND (n)*
Investment income:
Income dividends from investments in portfolio shares	$321	$—	$295	$353	$1,651
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	321	—	295	353	1,651

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	9,069	—	8	326	(35)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	579	—

Net realized gain (loss) on investments in portfolio shares	9,069	—	8	905	(35)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	3,995	192	6,337	—	1,733

Net increase (decrease) in net assets from operations	$13,385	$192	$6,640	$1,258	$3,349

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017

	OPPENHEIMER VARIABLE ACCOUNT FUNDS
	GLOBAL	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET	TOTAL RETURN BOND (n)*
Changes from operations:
Net investment income (expense)	$321	$—	$295	$353	$1,651
Net realized gain (loss) on investments in portfolio shares	9,069	—	8	905	(35)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	3,995	192	6,337	—	1,733

Net increase (decrease) in net assets from operations	13,385	192	6,640	1,258	3,349

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	79,195	20,024	22,179	1	60,961
Contract redemptions	(22,400)	(4)	(62)	(113)	(729)
Net transfers	(8,214)	117	—	(1,146)	15,445

Net increase (decrease) in net assets from contract owners’ transactions	48,581	20,137	22,117	(1,258)	75,677

Net increase (decrease) in net assets	61,966	20,329	28,757	—	79,026

Net assets, beginning of period	—	—	22,235	—	38,179

Net assets, end of period	$61,966	$20,329	$50,992	$—	$117,205

* See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

PIMCO VARIABLE INSURANCE TRUST
COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR HEDGED	GLOBAL BOND UNHEDGED	GLOBAL MULTI-ASSET	HIGH YIELD	INCOME	LONG TERM US GOVERNMENT	LOW DURATION

$4,851	$13,808	$9,944	$770	$338	$2,994	$10,400	$2,836	$4,035

—	—	—	—	—	—	—	—	—

4,851	13,808	9,944	770	338	2,994	10,400	2,836	4,035

(1)	5,973	1,062	154	3	4,593	2,869	(900)	(475)
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

(1)	5,973	1,062	154	3	4,593	2,869	(900)	(475)

(2,854)	2,272	(5,732)	2,290	948	(949)	12,017	9,068	506

$1,996	$22,053	$5,274	$3,214	$1,289	$6,638	$25,286	$11,004	$4,066

PIMCO VARIABLE INSURANCE TRUST
COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR HEDGED	GLOBAL BOND UNHEDGED	GLOBAL MULTI-ASSET	HIGH YIELD	INCOME	LONG TERM US GOVERNMENT	LOW DURATION

$4,851	$13,808	$9,944	$770	$338	$2,994	$10,400	$2,836	$4,035
(1)	5,973	1,062	154	3	4,593	2,869	(900)	(475)
(2,854)	2,272	(5,732)	2,290	948	(949)	12,017	9,068	506

1,996	22,053	5,274	3,214	1,289	6,638	25,286	11,004	4,066

9,027	2,608	14,614	—	22,006	(12)	109,939	1,213	1
(13)	(17,577)	(22,608)	(3,671)	(135)	(320)	(20,719)	(288)	(555)
21,459	144,621	38,034	4,480	—	171,825	338,991	(20,888)	467

30,473	129,652	30,040	809	21,871	171,493	428,211	(19,963)	(87)

32,469	151,705	35,314	4,023	23,160	178,131	453,497	(8,959)	3,979

25,806	181,145	175,958	34,892	—	25,555	230,083	125,895	292,097

$58,275	$332,850	$211,272	$38,915	$23,160	$203,686	$683,580	$116,936	$296,076

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PIMCO VARIABLE INSURANCE TRUST (continued)				PROFUNDS VP
	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND	ASIA 30
Investment income:
Income dividends from investments in portfolio shares	$6,846	$3,740	$26,687	$919	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	6,846	3,740	26,687	919	—

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,478	197	2,580	405	(949)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—

Net realized gain (loss) on investments in portfolio shares	1,478	197	2,580	405	(949)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,634	1,237	30,637	1,136	—

Net increase (decrease) in net assets from operations	$9,958	$5,174	$59,904	$2,460	$(949)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017

	PIMCO VARIABLE INSURANCE TRUST (continued)				PROFUNDS VP
	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND	ASIA 30
Changes from operations:
Net investment income (expense)	$6,846	$3,740	$26,687	$919	$—
Net realized gain (loss) on investments in portfolio shares	1,478	197	2,580	405	(949)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,634	1,237	30,637	1,136	—

Net increase (decrease) in net assets from operations	9,958	5,174	59,904	2,460	(949)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	48,188	13,478	72,761	(1)	—
Contract redemptions	(69,464)	(5,111)	(91,952)	(8,678)	—
Net transfers	99,826	146,765	613,009	25,807	949

Net increase (decrease) in net assets from contract owners’ transactions	78,550	155,132	593,818	17,128	949

Net increase (decrease) in net assets	88,508	160,306	653,722	19,588	—

Net assets, beginning of period	205,437	145,381	1,149,214	38,734	—

Net assets, end of period	$293,945	$305,687	$1,802,936	$58,322	$—

The accompanying notes are an integral part of these financial statements.

PROFUNDS VP (continued)
BASIC MATERIALS	BEAR	BULL	EMERGING MARKETS	EUROPE 30	FINANCIALS	GOVERNMENT MONEY MARKET	INDUSTRIALS	INTERNET

$—	$—	$—	$9	$594	$160	$47	$33	$—

—	—	—	—	—	—	—	—	—

—	—	—	9	594	160	47	33	—

1,191	(35,342)	—	5,711	137	9	—	42	6,067
—	—	47	—	—	—	—	—	—
—	—	117	—	—	—	—	—	—

1,191	(35,342)	164	5,711	137	9	—	42	6,067

(318)	13,520	260	3,042	1,430	5,598	—	3,727	2,147

$873	$(21,822)	$424	$8,762	$2,161	$5,767	$47	$3,802	$8,214

PROFUNDS VP (continued)
BASIC MATERIALS	BEAR	BULL	EMERGING MARKETS	EUROPE 30	FINANCIALS	GOVERNMENT MONEY MARKET	INDUSTRIALS	INTERNET

$—	$—	$—	$9	$595	$160	$47	$33	$—
1,191	(35,342)	164	5,711	137	9	—	42	6,067
(318)	13,520	260	3,042	1,430	5,598	—	3,727	2,147

873	(21,822)	424	8,762	2,162	5,767	47	3,802	8,214

—	—	—	—	—	45,556	2	—	14,000
—	(898)	(6)	(4,110)	(1,999)	(152)	(5,063)	(261)	(17)
(9,220)	(123,575)	6,366	2,256	35,012	54,075	(392,914)	4,348	56,541

(9,220)	(124,473)	6,360	(1,854)	33,013	99,479	(397,975)	4,087	70,524

(8,347)	(146,295)	6,784	6,908	35,175	105,246	(397,928)	7,889	78,738

8,347	146,295	—	16,938	—	—	483,634	16,598	—

$—	$—	$6,784	$23,846	$35,175	$105,246	$85,706	$24,487	$78,738

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PROFUNDS VP (continued)
	JAPAN	LARGE-CAP GROWTH	MID-CAP	MID-CAP VALUE	NASDAQ-100
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$61	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	—	—	—	61	—

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,637)	—	2,783	(1)	4,560
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	1,918	511	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	248	232	689	37

Net realized gain (loss) on investments in portfolio shares	(1,637)	248	4,933	1,199	4,597

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,477	6,290	(3,340)	(6)	(135)

Net increase (decrease) in net assets from operations	$(160)	$6,538	$1,593	$1,254	$4,462

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017

	PROFUNDS VP (continued)
	JAPAN	LARGE-CAP GROWTH	MID-CAP	MID-CAP VALUE	NASDAQ-100
Changes from operations:
Net investment income (expense)	$—	$—	$—	$61	$—
Net realized gain (loss) on investments in portfolio shares	(1,637)	248	4,933	1,199	4,597
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,477	6,290	(3,340)	(6)	(135)

Net increase (decrease) in net assets from operations	(160)	6,538	1,593	1,254	4,462

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	10,093	—	—	19,255	—
Contract redemptions	(6)	(12)	(10,272)	(117)	(10,252)
Net transfers	38,489	209,171	28,360	—	(18,142)

Net increase (decrease) in net assets from contract owners’ transactions	48,576	209,159	18,088	19,138	(28,394)

Net increase (decrease) in net assets	48,416	215,697	19,681	20,392	(23,932)

Net assets, beginning of period	—	—	18,326	—	34,249

Net assets, end of period	$48,416	$215,697	$38,007	$20,392	$10,317

The accompanying notes are an integral part of these financial statements.

PROFUNDS VP (continued)								PUTNAM VARIABLE TRUST
PRECIOUS METALS	SEMI- CONDUCTOR	SMALL-CAP GROWTH	SMALL-CAP VALUE	TELECOMM- UNICATIONS	ULTRAMID-CAP	ULTRANASDAQ-100	ULTRASMALL-CAP	DIVERSIFIED INCOME

$—	$414	$—	$6	$558	$—	$—	$—	$—

—	—	—	—	—	—	—	—	—

—	414	—	6	558	—	—	—	—

139	32,205	1	992	(4)	—	(4,698)	5,471	3
—	—	245	—	685	1,202	—	—	—
—	—	7,699	286	—	271	—	—	—

139	32,205	7,945	1,278	681	1,473	(4,698)	5,471	3

—	68	3,638	1,503	(612)	2,262	—	(1,154)	1,166

$139	$32,687	$11,583	$2,787	$627	$3,735	$(4,698)	$4,317	$1,169

PROFUNDS VP (continued)								PUTNAM VARIABLE TRUST
PRECIOUS METALS	SEMI- CONDUCTOR	SMALL-CAP GROWTH	SMALL-CAP VALUE	TELECOMM- UNICATIONS	ULTRAMID-CAP	ULTRANASDAQ-100	ULTRASMALL-CAP	DIVERSIFIED INCOME

$—	$414	$—	$6	$558	$—	$—	$—	$—
139	32,205	7,945	1,278	681	1,473	(4,698)	5,471	3
—	68	3,638	1,503	(612)	2,262	—	(1,154)	1,166

139	32,687	11,583	2,787	627	3,735	(4,698)	4,317	1,169

19,371	144,700	89,131	11,004	11,003	13,458	—	—	—
0	(52)	(18)	(3,815)	(66)	(8)	0	0	(153)
(19,510)	(111,470)	33,335	(653)	—	48,326	4,698	(226,446)	36,717

(139)	33,178	122,448	6,536	10,937	61,776	4,698	(226,446)	36,564

—	65,865	134,031	9,323	11,564	65,511	—	(222,129)	37,733

—	—	—	23,604	—	—	—	222,129	—

$—	$65,865	$134,031	$32,927	$11,564	$65,511	$—	$—	$37,733

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PUTNAM VARIABLE TRUST (continued)			REDWOOD INVESTMENT MANAGEMENT	ROYCE CAPITAL FUND
	EQUITY INCOME	HIGH YIELD	INCOME	REDWOOD MANAGED VOLATILITY	MICRO-CAP
Investment income:
Income dividends from investments in portfolio shares	$2,502	$—	$2,078	$657	$90
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	2,502	—	2,078	657	90

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	4,903	2,129	(27)	402	768
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	4,431	—	—	—	1,407

Net realized gain (loss) on investments in portfolio shares	9,334	2,129	(27)	402	2,175

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	50,316	1,671	807	(279)	(1,598)

Net increase (decrease) in net assets from operations	$62,152	$3,800	$2,858	$780	$667

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	PUTNAM VARIABLE TRUST (continued)			REDWOOD INVESTMENT MANAGEMENT	ROYCE CAPITAL FUND
	EQUITY INCOME	HIGH YIELD	INCOME	REDWOOD MANAGED VOLATILITY	MICRO-CAP
Changes from operations:
Net investment income (expense)	$2,502	$—	$2,078	$657	$90
Net realized gain (loss) on investments in portfolio shares	9,334	2,129	(27)	402	2,175
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	50,316	1,671	807	(279)	(1,598)

Net increase (decrease) in net assets from operations	62,152	3,800	2,858	780	667

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	708	—	22,483	—	1,613
Contract redemptions	(2,007)	(50)	(1,260)	(6,803)	(70)
Net transfers	295,464	538,327	9,993	16,489	(2,535)

Net increase (decrease) in net assets from contract owners’ transactions	294,165	538,277	31,216	9,686	(992)

Net increase (decrease) in net assets	356,317	542,077	34,074	10,466	(325)

Net assets, beginning of period	126,785	—	42,782	—	13,956

Net assets, end of period	$483,102	$542,077	$76,856	$10,466	$13,631

The accompanying notes are an integral part of these financial statements.

ROYCE CAPITAL FUND (continued)	SEI INSURANCE PRODUCTS TRUST		T.ROWE PRICE EQUITY SERIES			T.ROWE PRICE FIXED INCOME SERIES	THIRD AVENUE VARIABLE SERIES TRUST	TORTOISE VARIABLE INSURANCE PORTFOLIO
SMALL-CAP	CONSERVATIVE STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED-TERM BOND II	VALUE	MLP & PIPELINE

$628	$552	$—	$—	$578	$—	$471	$—	$928

—	—	—	—	—	—	—	—	—

628	552	—	—	578	—	471	—	928

1,492	3,740	(284)	39,350	20	1,213	—	77	10,809
—	—	—	—	149	926	—	—	—
—	—	—	11,661	4,395	2,865	—	—	—

1,492	3,740	(284)	51,011	4,564	5,004	—	77	10,809

5,047	560	405	139,459	(484)	(1,059)	(161)	—	(8,976)

$7,167	$4,852	$121	$190,470	$4,658	$3,945	$310	$77	$2,761

ROYCE CAPITAL FUND (continued)	SEI INSURANCE PRODUCTS TRUST		T.ROWE PRICE EQUITY SERIES			T.ROWE PRICE FIXED INCOME SERIES	THIRD AVENUE VARIABLE SERIES TRUST	TORTOISE VARIABLE INSURANCE PORTFOLIO
SMALL-CAP	CONSERVATIVE STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED-TERM BOND II	VALUE	MLP & PIPELINE

$628	$552	$—	$—	$578	$—	$472	$—	$928
1,492	3,740	(284)	51,011	4,564	5,004	—	77	10,809
5,047	560	405	139,459	(484)	(1,059)	(161)	—	(8,976)

7,167	4,852	121	190,470	4,658	3,945	311	77	2,761

59,448	—	—	86,343	19,254	5,673	—	—	100,130
(18,117)	(825)	0	(4,302)	(317)	(59)	(20)	0	(45,373)
20,856	(155,190)	(24,922)	283,507	12,227	68,814	—	(77)	(111,577)

62,187	(156,015)	(24,922)	365,548	31,164	74,428	(20)	(77)	(56,820)

69,354	(151,163)	(24,801)	556,018	35,822	78,373	291	—	(54,059)

—	151,163	24,801	433,376	12,362	13,169	38,281	—	141,074

$69,354	$—	$—	$989,394	$48,184	$91,542	$38,572	$—	$87,015

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	VANECK VIP TRUST				VANGUARD VARIABLE INSURANCE FUND
	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED
Investment income:
Income dividends from investments in portfolio shares	$1,553	$9,927	$—	$—	$33,105
Expenses:
Mortality and expense risk fees	—	—	—	—	5,679

Net investment income (expense)	1,553	9,927	—	—	27,426

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	131,471	(73,596)	75	(1,417)	90,896
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	4,367
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	47,778

Net realized gain (loss) on investments in portfolio shares	131,471	(73,596)	75	(1,417)	143,041

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	77,189	16,984	282	36	152,587

Net increase (decrease) in net assets from operations	$210,213	$(46,685)	$357	$(1,381)	$323,054

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	VANECK VIP TRUST				VANGUARD VARIABLE INSURANCE FUND
	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED
Changes from operations:
Net investment income (expense)	$1,553	$9,927	$—	$—	$27,426
Net realized gain (loss) on investments in portfolio shares	131,471	(73,596)	75	(1,417)	143,041
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	77,189	16,984	282	36	152,587

Net increase (decrease) in net assets from operations	210,213	(46,685)	357	(1,381)	323,054

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	67,808	—	—	—	1,533,907
Contract redemptions	(960)	(8,783)	(47)	(6,984)	(595,439)
Net transfers	479,677	53,179	(2,786)	19,014	504,234

Net increase (decrease) in net assets from contract owners’ transactions	546,525	44,396	(2,833)	12,030	1,442,702

Net increase (decrease) in net assets	756,738	(2,289)	(2,476)	10,649	1,765,756

Net assets, beginning of period	298,941	55,564	12,461	—	1,163,137

Net assets, end of period	$1,055,679	$53,275	$9,985	$10,649	$2,928,893

The accompanying notes are an integral part of these financial statements.

VANGUARD VARIABLE INSURANCE FUND (continued)
CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX

$6,219	$16,555	$12,376	$32,676	$163	$12,424	$11,345	$3,091	$17,331

1,645	1,524	1,758	5,114	243	1,447	3,283	905	1,741

4,574	15,031	10,618	27,562	(80)	10,977	8,062	2,186	15,590

7,308	(8,805)	11,324	26,445	495	3,878	42,406	2,198	(6,875)
263	7,519	2,363	1,220	3	—	—	191	511
13,402	47,711	13,218	54,591	1,928	—	6,939	11,107	30,396

20,973	46,425	26,905	82,256	2,426	3,878	49,345	13,496	24,032

143,256	19,887	93,118	288,894	20,217	10,641	349,482	43,857	(7,866)

$168,803	$81,343	$130,641	$398,712	$22,563	$25,496	$406,889	$59,539	$31,756

VANGUARD VARIABLE INSURANCE FUND (continued)
CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX

$4,574	$15,031	$10,618	$27,562	$(80)	$10,977	$8,060	$2,186	$15,590
20,973	46,425	26,905	82,256	2,426	3,878	49,345	13,496	24,032
143,256	19,887	93,118	288,894	20,217	10,641	349,482	43,857	(7,866)

168,803	81,343	130,641	398,712	22,563	25,496	406,887	59,539	31,756

326,991	30,865	358,891	574,928	164,171	271,527	737,716	288,646	75,327
(249)	(2,106)	(33,451)	(166,781)	(5,093)	(56,277)	(26,893)	(48,498)	(35,914)
348,466	45,686	258,688	490,913	30,537	556,025	500,961	118,795	(2,109)

675,208	74,445	584,128	899,060	189,615	771,275	1,211,784	358,943	37,304

844,011	155,788	714,769	1,297,772	212,178	796,771	1,618,671	418,482	69,060

475,650	554,263	405,813	1,403,847	6,742	154,675	713,063	153,627	638,234

$1,319,661	$710,051	$1,120,582	$2,701,619	$218,920	$951,446	$2,331,734	$572,109	$707,294

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2017

	VANGUARD VARIABLE INSURANCE FUND (continued)				VIRTUS VARIABLE INSURANCE TRUST
	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	DUFF & PHELPS REAL ESTATE SECURITIES (o)*
Investment income:
Income dividends from investments in portfolio shares	$25,292	$145	$65,878	$26,138	$432
Expenses:
Mortality and expense risk fees	4,874	255	7,872	4,181	—

Net investment income (expense)	20,418	(110)	58,006	21,957	432

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	460	627	1,359	28,494	(112)
Net realized short-term capital gain distributions from investments in portfolio shares	2,182	680	1,467	138	219
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,319	7,403	71,089	2,786

Net realized gain (loss) on investments in portfolio shares	2,642	2,626	10,229	99,721	2,893

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,947	21,498	23,734	193,132	(1,843)

Net increase (decrease) in net assets from operations	$25,007	$24,014	$91,969	$314,810	$1,482

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	VANGUARD VARIABLE INSURANCE FUND (continued)				VIRTUS VARIABLE INSURANCE TRUST
	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	DUFF & PHELPS REAL ESTATE SECURITIES (o)*
Changes from operations:
Net investment income (expense)	$20,418	$(110)	$58,006	$21,957	$432
Net realized gain (loss) on investments in portfolio shares	2,642	2,626	10,229	99,721	2,893
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,947	21,498	23,734	193,132	(1,843)

Net increase (decrease) in net assets from operations	25,007	24,014	91,969	314,810	1,482

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	620,360	132,897	1,216,211	1,368,199	11,109
Contract redemptions	(35,947)	(49)	(253,170)	(9,576)	(364)
Net transfers	1,166,841	71,481	465,662	(32,341)	—

Net increase (decrease) in net assets from contract owners’ transactions	1,751,254	204,329	1,428,703	1,326,282	10,745

Net increase (decrease) in net assets	1,776,261	228,343	1,520,672	1,641,092	12,227

Net assets, beginning of period	1,000,530	23,833	2,245,873	962,695	23,993

Net assets, end of period	$2,776,791	$252,176	$3,766,545	$2,603,787	$36,220

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

VIRTUS VARIABLE INSURANCE TRUST (continued)	WELLS FARGO VT FUNDS	WESTCHESTER CAPITAL FUNDS
NEWFLEET MULTI-SECTOR INTERMEDIATE BOND (p)*	DISCOVERY	MERGER FUND VL	TOTAL (UNAUDITED)

$4,801	$—	$—	$1,052,199

—	—	—	59,470

4,801	—	—	992,729

139	(163)	(31)	971,404
—	—	—	159,439
—	11,026	—	1,181,994

139	10,863	(31)	2,312,837

(158)	43,364	4,635	3,576,150

$4,782	$54,227	$4,604	$6,881,716

VIRTUS VARIABLE INSURANCE TRUST (continued)	WELLS FARGO VT FUNDS	WESTCHESTER CAPITAL FUNDS
NEWFLEET MULTI-SECTOR INTERMEDIATE BOND (p)*	DISCOVERY	MERGER FUND VL	TOTAL (UNAUDITED)

$4,801	$—	$—	$992,729
139	10,863	(31)	2,312,837
(158)	43,364	4,635	3,576,150

4,782	54,227	4,604	6,881,716

79,625	17,774	34,967	38,559,781
(20)	(6,394)	(92)	(3,214,238)
48,383	(2,483)	66,362	—

127,988	8,897	101,237	35,345,543

132,770	63,124	105,841	42,227,259

—	187,987	161,793	40,029,816

$132,770	$251,111	$267,634	$82,257,075

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements

Years Ended December 31, 2018 and 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Jefferson National Life of New York Annuity Account 1 (“Account”) was established on June 20, 2014 by the Jefferson National Life Insurance Company of New York (“Company”) and commenced operations on April 17, 2015. The Company is a wholly-owned subsidiary of Jefferson National Life Insurance Company and an indirect subsidiary of Jefferson National Financial Corporation (“JNFC”). The Account is a funding vehicle for an individual flexible premium deferred variable annuity contract, Monument Advisor NY, issued by the Company and is registered under the Securities Act of 1933. The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of the Account are included in the operations of the Company pursuant to the provisions of the New York Insurance Code. The Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services- Investment Companies.

JNF Advisors, Inc. (“JNF”) was established in January 2007 as a registered investment adviser was 100% owned by JNFC. As of March 1, 2017 JNF was no longer the adviser to the Northern Lights JNF portfolios.

(b) The Contracts

The following variable account investment options are available as of December 31, 2018:

AB VARIABLE PRODUCTS SERIES FUND, INC.

Global Thematic Growth Portfolio Class B

Growth and Income Portfolio Class A

International Growth Portfolio Class B

International Value Portfolio Class B

Small-Mid Cap Value Portfolio Class B

ADVISORS PREFERRED TRUST

Gold Bullion Strategy Portfolio

THE ALGER PORTFOLIOS

Capital Appreciation Portfolio

Large Cap Growth Portfolio

Mid Cap Growth Portfolio

ALPS VARIABLE INVESTMENT TRUST

ALPS/Alerian Energy Infrastructure Portfolio

ALPS/Red Rocks Listed Private Equity Portfolio

ALPS VARIABLE INVESTMENT TRUST/MORNINGSTAR ETF ASSET ALLOCATION SERIES

Aggressive Growth Portfolio

Balanced Portfolio

Conservative Portfolio

Growth Portfolio

Income & Growth Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Balanced Fund

Income & Growth Fund

Inflation Protection Fund

International Fund

Large Company Value Fund

Ultra Fund

Value Fund

AMERICAN FUNDS INSURANCE SERIES

Asset Allocation Fund

Blue Chip Income and Growth Fund

Bond Fund

Capital Income Builder

Global Bond Fund

Global Growth Fund

Global Growth and Income Fund

Global Small Cap Fund

Growth Fund

Growth-Income Fund

High-Income Bond Fund

International Fund

International Growth and Income Fund

Managed Risk Asset Allocation Fund

Managed Risk Blue Chip Income & Growth Fund

Mortgage Fund

New World Fund

U.S. Government/AAA Rated Securities Fund

AMUNDI PIONEER ASSET MANAGEMENT PIONEER VARIABLE CONTRACTS TRUST – Class II

Bond Portfolio

Equity Income Portfolio

Fund Portfolio

High Yield Portfolio

Mid Cap Value Portfolio

Strategic Income Portfolio

BLACKROCK VARIABLE SERIES FUNDS

Advantage Large Cap Core Fund

Advantage Large Cap Value Fund

Equity Dividend Fund

Global Allocation Fund

High Yield Fund

Large Cap Focus Growth Fund

Total Return Fund

U.S. Government Bond Fund

CALVERT VARIABLE PRODUCTS

SRI Balanced Fund

COLUMBIA FUNDS VARIABLE SERIES TRUST:

AQR Managed Futures Strategy Fund

Select Large-Cap Value Fund

Select Smaller-Cap Value Fund

Seligman Global Technology Fund

Strategic Income Fund

CREDIT SUISSE FUNDS

Commodity Return Strategy Portfolio

DFA INVESTMENTS DIMENSIONS GROUP, INC.

VA Equity Allocation Portfolio

VA Global Bond Portfolio

VA Global Moderate Allocation Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

DELAWARE VIP TRUST

Small Cap Value Series

DREYFUS VARIABLE INVESTMENT FUND

International Value Fund

THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio

THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.

DREYFUS STOCK INDEX FUND

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

EATON VANCE VARIABLE TRUST

Floating-Rate Income Fund

FEDERATED INSURANCE SERIES

High Income Bond Fund II

Kaufmann Fund II Managed

Managed Volatility Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II

Balanced Portfolio

Contrafund Portfolio

Disciplined Small Cap Portfolio

Equity Income Portfolio

Freedom Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

International Capital Appreciation Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Overseas Portfolio

Real Estate Portfolio

Strategic Income Portfolio

Value Portfolio

FIRST EAGLE VARIABLE FUNDS

Overseas Variable Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Global Real Estate II Fund

Income II Fund

Mutual Shares II Fund

Rising Dividends II Fund

Strategic Income II Fund

Templeton Global Bond II Fund

U.S. Government Securities II Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Multi-Strategy Alternatives Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

Global Managed Futures Strategy Fund

Long Short Equity Fund

Multi-Hedge Strategies Fund

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Commodities Strategy Fund

Rydex Consumer Products Fund

Rydex Dow 2X Strategy Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Europe 1.25X Strategy Fund

Rydex Financial Services fund

Rydex Government Long Bond 1.2X Strategy Fund

Rydex Health Care Fund

Rydex High Yield Fund

Rydex Internet Fund

Rydex Inverse Government Long Bond Strategy Fund

Rydex Inverse Mid-Cap Strategy Fund

Rydex Inverse NASDAQ-100® Strategy Fund

Rydex Inverse Russell 2000® Strategy Fund

Rydex Inverse S&P 500 Strategy Fund

Rydex Japan 2X Strategy Fund

Rydex Leisure Fund

Rydex Mid-Cap 1.5X Strategy Fund

Rydex NASDAQ-100® Fund

Rydex NASDAQ-100® 2.X Strategy Fund

Rydex Nova Fund

Rydex Precious Metals Fund

Rydex Real Estate Fund

Rydex Retailing Fund

Rydex Russell 2000® 1.5X Strategy Fund

Rydex Russell 2000® 2X Strategy Fund

Rydex S&P 500 2X Strategy Fund

Rydex S&P 500 Pure Growth Fund

Rydex S&P 500 Pure Value Fund

Rydex S&P Mid Cap 400 Pure Growth Fund

Rydex S&P Mid Cap 400 Pure Value Fund

Rydex S&P Small Cap 600 Pure Growth Fund

Rydex S&P Small Cap 600 Pure Value Fund

Rydex Strengthening Dollar 2X Strategy Fund

Rydex Technology Fund

Rydex Telecommunications Fund

Rydex Transportation Fund

Rydex Utilities Fund

Rydex Weakening Dollar 2X Strategy Fund

VT Floating Rate Strategies Fund

VT High Yield Strategy Fund

VT Small Cap Value Fund

VT Styleplus Large Growth Fund

VT Styleplus Mid Growth Fund

VT U.S. Total Return Bond Fund

INVESCO VARIABLE INSURANCE FUNDS

Balanced-Risk Allocation Fund Series II

Comstock Series I

Core Plus Bond Series I

Core Equity Fund Series I

Diversified Dividend Fund Series I

Equity and Income Fund Series I

Global Real Estate Fund Series I

Government Money Market Fund Series I

Government Securities Fund Series I

Growth and Income Fund Series I

Health Care Fund Series I

High Yield Fund Series I

International Growth Fund Series I

Mid Cap Core Equity Fund Series II

Technology Fund Series I

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.

Asset Strategy Portfolio

Balanced Portfolio

Corporate Bond Portfolio

Energy Bond Portfolio

Global Bond Portfolio

High Income Portfolio

Limited Term Bond Portfolio

Mid Cap Growth Portfolio

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

Natural Resources Portfolio	NORTHERN LIGHTS VARIABLE TRUST

Science and Technology Portfolio	7Twelve Balanced Portfolio Class

Value Portfolio	BTS Tactical Income Portfolio

JANUS HENDERSON VIT FUNDS – Institutional Shares	Power Dividend Index Portfolio

Balanced Portfolio	Power Momentum Portfolio

Enterprise Portfolio	Power Income Portfolio

Forty Portfolio	Probabilities Portfolio

Global Research Portfolio	TOPS Conservative Portfolio

Mid Cap Value Portfolio	TOPS Managed Risk Balanced Portfolio

Overseas Portfolio	TOPS Managed Risk Growth Portfolio

Research Portfolio	TOPS Managed Risk Moderate Growth Portfolio

JANUS HENDERSON VIT FUNDS – Service Shares	OPPENHEIMER VARIABLE ACCOUNT FUNDS

Flexible Bond Portfolio	Global Multi-Alternatives Fund

Global Unconstrained Bond Portfolio	Global Fund

US Low Volatility Portfolio	Global Strategic Income Fund

JOHN HANCOCK VARIABLE INSURANCE TRUST	International Growth Fund

Emerging Markets Value Trust	Main Street® Fund

JPMORGAN INSURANCE TRUST	Total Return Bond Fund

Global Allocation Portfolio	PIMCO VARIABLE INSURANCE TRUST

Income Builder Portfolio	All Asset Portfolio-Admn

LAZARD RETIREMENT SERIES, INC.	All Asset All Authority Portfolio-Admn

Emerging Markets Equity Portfolio	CommodityRealReturn Strategy Portfolio

Global Dynamic Multi-Asset Portfolio	Dynamic Bond Portfolio

International Equity Portfolio	Emerging Markets Bond Portfolio

US Small-Mid Cap Equity Portfolio	Global Bond Opportunities Unhedged Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST	Global Core Bond Hedged Portfolio

ClearBridge Variable Aggressive Growth Portfolio	Global Multi-Asset Portfolio

ClearBridge Variable Dividend Strategy Portfolio	High Yield Portfolio

ClearBridge Variable Large Cap Growth Portfolio	Income Portfolio

ClearBridge Variable Small Cap Growth Portfolio	International Bond Unhedged Portfolio

QS Dynamic Multi-Strategy Portfolio	International Bond US Dollar-Hedged Portfolio

LEGG MASON PARTNERS VAIRABLE INCOME TRUST	Long-Term US Government Portfolio

Western Asset Global High Yield Bond Portfolio	Low Duration Portfolio

LORD ABBETT SERIES FUND, INC.	Real Return Portfolio

Bond Debenture Portfolio	Short-Term Portfolio

Calibrated Dividend Growth Portfolio	Total Return Portfolio

Growth and Income Portfolio	PROFUNDS VP

International Opportunities Portfolio	Access VP High Yield Fund

MAINSTAY VP FUNDS TRUST (Service Class)	Asia 30 Fund

MacKay Convertible Portfolio	Banks Fund

MFS VARIABLE INSURANCE TRUST (Service Class)	Basic Materials Fund

Growth Series	Bear Fund

Value Series	Biotechnology Fund

NATIONWIDE VARIABLE INSURANCE TRUST	Bull Fund

Bond Index Fund	Consumer Goods Fund

DFA Capital Appreciation Fund	Consumer Services Fund

DFA Moderate Fund	Emerging Markets Fund

DoubleLine Total Return Tactical Fund	Europe 30 Fund

International Index Fund	Falling US Dollar Fund

Mid Cap Index Fund	Financials Fund

Multi-Manager Mid Cap Value Fund	Government Money Market Fund

Multi-Manager International Value Fund	Health Care Fund

Nationwide Fund	Industrials Fund

Neuberger Berman Socially Responsible Fund	Internet Fund

S&P 500 Index Fund	Japan Fund

Small Cap Index Fund	Large Cap Growth Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST	Large Cap Value Fund

Large Cap Value Portfolio	Mid-Cap Fund

Mid Cap Growth Portfolio	Mid-Cap Growth Fund

Mid Cap Intrinsic Value Portfolio	Mid-Cap Value Fund

Short Duration Bond Portfolio

US Equity PutWrite Strategy Portfolio

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

NASDAQ-100® Fund	VANECK VIP TRUST

Oil & Gas Fund	Emerging Markets Fund

Pharmaceuticals Fund	Global Gold Fund

Precious Metals Fund	Global Hard Assets Fund

Real Estate Fund	Unconstrained Emerging Markets Bond Fund

Rising Rates Opportunity Fund	VANGUARD VARIABLE INSURANCE FUND

Semiconductor Fund	Balanced Portfolio

Short Emerging Markets Fund	Capital Growth Portfolio

Short International Fund	Diversified Value Portfolio

Short Mid-Cap	Equity Income Portfolio

Short NASDAQ-100	Equity Index Portfolio

Short Small-Cap Fund	Growth Portfolio

Small Cap Fund	High Yield Bond Portfolio

Small-Cap Growth Fund	International Portfolio

Small-Cap Value Fund	Mid-Cap Index Portfolio

Technology Fund	REIT Index Portfolio

Telecommunications Fund	Short-Term Investment Grade Portfolio

U.S. Government Plus Fund	Small Company Growth Portfolio

Ultra Bull Fund	Total Bond Market Index Portfolio

Ultra Mid-Cap Fund	Total Stock Market Index Portfolio

Ultra NASDAQ-100® Fund	VIRTUS VARIABLE INSURANCE TRUST

Ultra Short NASDAQ-100® Fund	Duff & Phelps International Series

Ultra Small-Cap Fund	Duff & Phelps Real Estate Securities Series

Utilities Fund	Newfleet Multi-Sector Intermediate Bond Series

PUTNAM VARIABLE TRUST	WELLS FARGO VT FUNDS

Diversified Income Fund	Discovery Fund

Equity Income Fund	Opportunity Fund

High Yield Fund	WESTCHESTER CAPITAL

Income Fund	Merger Fund VL

Multi Asset Absolute Return Fund Mortgage Securities REDWOOD INVESTMENT MANAGEMENT Managed Volatility Portfolio Class N ROYCE CAPITAL FUND Micro-Cap Portfolio

Any subaccounts not included on the Statement of Asset and Li- abilities but listed within Footnote (1)(b) are available investment options but, as of December 31, 2018, policyholders were not in- vested in the fund. Total Assets and Total Contract Owners’ Equity at the end of the period are $0 for these subaccounts.

The following subaccount is no longer available to new investors:

Small-Cap Portfolio	AB VARIABLE PRODUCTS SERIES FUND INC.

SEI INSURANCE PRODUCTS TRUST	Dynamic Asset Allocation Class B

Balanced Strategy Class II	LAZARD RETIREMENT SERIES INC.

Conservative Strategy Class II	US Strategic Equity Portfolio

Defensive Strategy Class II

Market Growth Strategy Class II

Market Plus Strategy Class II

Moderate Strategy Class II

THIRD AVENUE VARIABLE SERIES

Value Portfolio

T. ROWE PRICE EQUITY SERIES, INC.

Blue Chip Growth Portfolio II

Equity Income Portfolio II

Health Sciences Portfolio II

T. ROWE PRICE FIXED INCOME SERIES

Limited-Term Bond Portfolio II

TIMOTHY PLAN VARIABLE SERIES

Conservative Growth Portfolio

Strategic Growth Portfolio

TORTOISE VARIABLE INSURANCE PORTFOLIO

MLP & Pipeline Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Sustainable Equity Portfolio

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchases payments for fixed dollar benefits, the latter being include in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

93

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed accounts as instructed by the contract owner. Shares of the sub-accounts are purchases at the net asset value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual fund shares are valued at closing net asset value per share of the respective portfolios at the end of each New York Stock Exchange business day. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Investment share transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal. The Account is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2014.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financials statements include an aggregate amount of net assets allocated to future contract benefits for the contract in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed according to prescribed mortality rates. The standard assumed investment return is 3 percent or 5 percent based upon annuitant’s selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-13, Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Breakage

Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in an expense of $1,515 and $33 for the years ended December 31, 2018 and 2017, respectively.

(2) Expenses

The Company deducts a monthly subscription charge of $20.00 to issue and administer each Monument Advisor NY contract. These fees were $57,712 and $35,520 for the years ended December 31, 2018 and 2017, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

The Company deducts a total daily charge from certain low-cost investments of Monument Advisor NY, which is equivalent to the effective annual rate of .25 percent of the daily total net assets. This fee is charged on the low-cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $99,079 and $59,470 for the year ended December 31, 2018 and 2017, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

Pursuant to an agreement between the Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Account.

(3) Financial Instruments and Fair Value

FASB ASC 820, Fair Value Measurement and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique for the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable input and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lower priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within difference levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instruments in its entirety. The Account categorizes financial assets recorded at fair value as follows:

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share is determined and published and is the basis for current transaction for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation of other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation input.

The Account recognized transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and any other levels as of December 31, 2018.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:

	Fair Value Measurements Using
	Total as of 12/31/2018	Level 1	Level 2	Level 3
Separate Account Investments	$96,454,119	$96,454,119	$ —	$ —

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 are:

Description	Cost of Purchases	Sales of Investments
AB Dynamic Asset Allocation Class B	$175,105	$174,788
AB Growth and Income Class A	22,092	53,262
AB International Value Class B	286,434	5,618
AB Small-Mid Cap Value – Class B	67,101	89,719
Advisors Preferred Trust Gold Bullion Strategy	65,050	314
Alger Capital Appreciation Class I-2	1,413,662	1,368,480
Alger Large Cap Growth Class I-2	685,668	632,331
ALPS Alerian Energy Infrastructure Class III	115,705	187,304
ALPS Balanced ETF Asset Allocation II	243,447	705
ALPS Conservative ETF Asset Allocation II	30,568	189
ALPS Growth ETF Asset Allocation II	205,251	404

Description	Cost of Purchases	Sales of Investments
ALPS Income and Growth ETF Asset Allocation II	$176,238	$175,349
American Century VP Balanced – Class I	180,051	3,420
American Century VP Income & Growth I	50,911	41,161
American Century VP Inflation Protection Class II	366,131	339,801
American Century VP International I	58,958	9,355
American Century VP Ultra I	143,763	59,499
American Century VP Value I	2,988	34
American Funds Asset Allocation Class 4	177,531	4,718
American Funds Blue Chip Income and Growth 4	72,971	15,854
American Funds Bond Class 4	34,244	600,368
American Funds Capital Income Builder Class 4	5,859	3
American Funds Global Bond Class 4	363,808	300,274
American Funds Global Growth Class 4	9,954	4
American Funds Growth Class 4	391,815	200,963
American Funds Growth-Income Class 4	96,759	8,664
American Funds High-Income Bond Class 4	1,408,212	1,970,386
American Funds International Class 4	699,700	750,862
American Funds Mngd Rsk Asset Allocation P-2	66,211	17,638
American Funds Mngd Rsk Blue Chp Inc & Gr P-2	39,257	56
American Funds Mortgage Class 4	41,677	452,461
American Funds New World	742,637	396,452
American Funds US Government/AAA Rated Securities 4	11,233	62
Amundi Pioneer Bond VCT II	372,983	12,609
Amundi Pioneer Equity Income VCT Class II	56,406	188,082
Amundi Pioneer Mid Cap Value VCT Class II	49,943	17
Amundi Pioneer Strategic Income VCT Class II	13,913	14,363
BlackRock Advantage Large Cap Core V.I. Cl3	1,232,603	1,209,823
BlackRock Global Allocation V.I. Cl3	131,297	13,954
BlackRock High Yield V.I. Cl3	2,443,838	2,585,327
BlackRock iShares Alternative Strategies Cl3	—	50,137
BlackRock Large Cap Focus Growth V.I. Cl3	2,426,247	2,328,403
BlackRock Total Return V.I. Cl3	16,173	560,127
BlackRock U.S. Government Bond V.I. Cl3	31,683	12,510
Calvert VP SRI Balanced Class F	6,838	190
Credit Suisse Trust Commodity Return Strategy	14,315	610
CVP AQR Managed Futures Strategy	134,712	235,330
CVP Select Large-Cap Value	8,306	3,884
CVP Select Smaller-Cap Value	62,613	1,567
CVP Seligman Global Technology – Class 2	697,620	561,538
CVP Strategic Income 2	270,373	5,114
Delaware VIP Small Cap Value – Service	85,463	77,759
DFA VA Equity Allocation	641,429	499,391
DFA VA Global Bond	223,742	132,121
DFA VA Global Moderate Allocation	424,568	173,106
DFA VA International Small	487,516	139,779
DFA VA International Value	1,469,519	170,106
DFA VA Short-Term Fixed	700,599	86,289
DFA VA U.S. Large Value	1,954,673	92,184
DFA VA U.S. Targeted Value	247,096	37,464
Dreyfus International Value	31,482	49,773
Dreyfus Small Cap Stock Index Fund – Serv	1,046,644	489,037
Dreyfus Stock Index	1,409,451	2,593,393
Dreyfus Sustainable U.S. Equity	10,244	295
Eaton Vance VT Floating-Rate Income	3,313,672	3,372,783
Federated High Income Bond II	596,655	529,677
Federated Kaufmann II	1,185,041	1,090,393
Federated Managed Volatility II	110,125	92
Fidelity VIP Balanced – Serv II	542,291	653,128
Fidelity VIP Contrafund – Serv II	158,396	108,281
Fidelity VIP Disciplined Small Cap – Serv II	521,095	603,559
Fidelity VIP Freedom Income Serv II	188,837	176,881

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

Description	Cost of Purchases	Sales of Investments
Fidelity VIP Growth – Serv II	$1,747,082	$480,917
Fidelity VIP Growth & Income – Serv II	39,269	41,435
Fidelity VIP Growth Opportunities – Serv II	234,276	204,563
Fidelity VIP High Income – Serv II	1,005,841	568,588
Fidelity VIP Intl Capital Apprec – Serv II	20,618	15,048
Fidelity VIP Investment Grade Bond – Serv II	264,236	135,244
Fidelity VIP Mid Cap – Serv II	116,146	29,230
Fidelity VIP Overseas – Serv II	15,224	19,943
Fidelity VIP Real Estate – Serv II	7,047	9,062
Fidelity VIP Strategic Income – Serv II	140,695	87,489
First Eagle Overseas	6,463,711	6,454,061
Franklin Global Real Estate II	4,327	4,597
Franklin Income II	29,018	4,843
Franklin Mutual Shares II	11,686	707
Franklin Rising Dividends II	35,993	71,162
Franklin Strategic Income II	109,469	25,681
Franklin Templeton Global Bond II	153,291	201,476
Franklin U.S. Government Securities II	962	751
Goldman Sachs VIT Multi-Strategy Alts	932	21
Goldman Sachs VIT Strategic Income	17	9,678
Guggenheim Global Managed Futures Strat	32,475	26,528
Guggenheim Long Short Equity	23,638	145
Guggenheim Multi-Hedge Strategies	18,292	59
Guggenheim Rydex Banking	3,452	52,297
Guggenheim Rydex Basic Materials	3,521	28,057
Guggenheim Rydex Biotechnology	79,421	14,017
Guggenheim Rydex Consumer Products	304,134	286,995
Guggenheim Rydex Dow 2X Strategy	12,432	11,201
Guggenheim Rydex Electronics	478,994	502,960
Guggenheim Rydex Energy	4,774	37,450
Guggenheim Rydex Energy Services	12,640	11,483
Guggenheim Rydex Europe 1.25X Strategy	49,620	49,994
Guggenheim Rydex Financial Services	112,562	137,322
Guggenheim Rydex Gov’t Long Bond 1.2X Strat	134,354	120,351
Guggenheim Rydex Health Care	229,484	233,838
Guggenheim Rydex Internet	209,917	261,804
Guggenheim Rydex Inv Gov’t Long Bond Strat	125,084	142,451
Guggenheim Rydex Inverse NASDAQ-100® Strgy	197,472	175,345
Guggenheim Rydex Inverse Russell 2000® Strgy	160,819	162,623
Guggenheim Rydex Leisure	60,824	58,718
Guggenheim Rydex Mid-Cap 1.5X Strategy	48,692	47,109
Guggenheim Rydex NASDAQ-100®	2,453,224	1,349,310
Guggenheim Rydex NASDAQ-100® 2X Strategy	802,329	519,680
Guggenheim Rydex Nova	—	267,061
Guggenheim Rydex Real Estate	105,061	126,008
Guggenheim Rydex Retailing	12,641	39,125
Guggenheim Rydex Russell 2000® 1.5X Strategy	267,766	18,063
Guggenheim Rydex S&P 500 2X Strategy	277,063	32,801
Guggenheim Rydex S&P 500 Pure Growth	605,073	500,134
Guggenheim Rydex S&P 500 Pure Value	51,620	95,074
Guggenheim Rydex S&P MidCap 400 Pure Growth	47,382	40,453
Guggenheim Rydex S&P MidCap 400 Pure Value	49,297	49,042
Guggenheim Rydex S&P SmallCap 600 Pure Grth	103,866	103,560
Guggenheim Rydex S&P SmallCap 600 Pure Value	257,617	249,008
Guggenheim Rydex Strengthening Dollar 2X Strat	180,421	177,045
Guggenheim Rydex Technology	684,454	724,839
Guggenheim Rydex Telecommunications	12,604	35,275
Guggenheim Rydex Transportation	79,651	123,163
Guggenheim Rydex Utilities	256,097	275,913
Guggenheim Var Ser Floating Rate Strat Ser F	1,945,635	1,767,722
Guggenheim Var Ser High Yield Ser P	558,684	586,581
Guggenheim Var Ser Small Cap Value Ser Q	495,839	492,214
Guggenheim Var Ser StylePlus Large Grwth Ser Y	6,105	16
Guggenheim Var Ser StylePlus Mid Growth Ser J	1,922	2,055
Guggenheim Var Ser U.S. Total Return Bond Ser E	421,155	186,254
Invesco V.I. Balanced Risk Allocation II	366,365	90,945

Description	Cost of Purchases	Sales of Investments
Invesco V.I. Core Equity I	$733,484	$735,709
Invesco V.I. Core Plus Bond I	106,968	118
Invesco V.I. Diversified Dividend I	110,935	16,196
Invesco V.I. Equity and Income I	182,026	2,598
Invesco V.I. Global Real Estate I	101,561	19,249
Invesco V.I. Government Money Market I	40,757,410	36,746,303
Invesco V.I. Government Securities I	508,601	28,926
Invesco V.I. Health Care I	1,784	147
Invesco V.I. High Yield I	577,349	581,047
Invesco V.I. International Growth I	580	24
Invesco V.I. Mid Cap Core Equity II	495,581	484,987
Invesco V.I. Technology I	591,662	422,403
Ivy VIP Balanced	83,702	77,685
Ivy VIP Energy	2,298	2,135
Ivy VIP Global Bond	91,261	21,025
Ivy VIP High Income	1,524,842	1,435,845
Ivy VIP Limited-Term Bond	447	241
Ivy VIP Natural Resources	67,974	31
Ivy VIP Science and Technology	304,953	287,899
Janus Henderson Balanced – Inst	550,530	237,736
Janus Henderson Enterprise – Inst	154,587	157,734
Janus Henderson Flexible Bond – Serv	36,488	215,840
Janus Henderson Forty – Inst	735,095	522,971
Janus Henderson Global Research – Inst	29,069	9,307
Janus Henderson Global Unconstr Bond – Serv	220,440	214,387
Janus Henderson Mid Cap Value – Inst	34,556	330
Janus Henderson Overseas – Inst	13,733	12,128
Janus Henderson Research – Inst	8,279	13,541
Janus Henderson US Low Volatility – Serv	18,829	42
JHancock Emerging Markets Value Trust NAV	429,642	61,892
JPMorgan Global Allocation Class 2	164,340	426,575
JPMorgan Income Builder Class 2	363	240
Lazard Retirement Emerging Markets Equity	264,801	91,226
Lazard Retirement International Equity	89,949	827,385
Lazard Retirement US Small-Mid Cap Equity	1,267,883	1,246,051
LM QS Dynamic Multi Strategy II	15,972	18
LMCBV Aggressive Growth I	14,022	1,267
LMCBV Large Cap Growth I	2,091	14,529
LMCBV Small Cap Growth II	2,274,883	1,717,376
LMWAV Global High Yield Bond I	970,768	1,004,367
Lord Abbett Bond Debenture	926,990	1,825,464
Lord Abbett Calibrated Dividend Growth	179,767	460,170
Lord Abbett International Opportunities	203,995	124,871
MainStay VP MacKay Convertible Service	280,570	140,248
MFS Growth Series – Service	13,788	169,431
MFS Value Series – Service	25,671	127,051
Neuberger Berman AMT Large Cap Value I	14,754	14,740
Neuberger Berman AMT Mid Cap Growth Class I	9,494	8,207
Neuberger Berman AMT Mid Cap Intrinsic Val I	108,004	153,740
Neuberger Berman AMT Short Duration Bond	29,519	819
Neuberger Berman AMT Sustainable Equity Cls I	1,299	39
Neuberger Berman AMT US Ety Indx PutWrite Str	865	7
Ntrn Lts 7Twelve Balanced Cl 3	25,851	1,937
Ntrn Lts BTS Tactical Fixed Income VIT CL 2	332	5,745
Ntrn Lts Power Dividend Index	75,038	5,284
Ntrn Lts Power Momentum	1,172	5
NVIT Bond Index – Class Y	269,288	17,744
NVIT International Index – Class Y	859,333	210,226

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

Description	Cost of Purchases	Sales of Investments
NVIT Mid Cap Index – Class Y	$309,684	$15,456
NVIT Multi-Manager Mid Cap Value I	207,532	48,412
NVIT S&P 500 Index – Class Y	583,927	309,371
NVIT Small Cap Index – Class Y	205,545	18,585
NW DFA NVIT Capital Appreciation P	745,621	—
NW DoubleLine NVIT Total Return Tactical Cl Y	506,865	154,677
Oppenheimer Global – Cl 2	483,648	484,957
Oppenheimer Global Multi-Alternatives – Cl 2	23,107	19
Oppenheimer Global Strategic Inc – Cl 2	903	24
Oppenheimer International Growth – Cl 2	33,757	12,218
Oppenheimer Main Street® – Cl 2	82,886	38,440
Oppenheimer Total Return Bond – Cl2	82,535	12,616
PIMCO VIT All Asset All Authority-Admin	201,320,	13,644
PIMCO VIT CommodityRealReturn Strategy Adm	4,568	16,626
PIMCO VIT Dynamic Bond – Admin	501,618	91,063
PIMCO VIT Emerging Markets Bond – Admin	3,896,585	3,942,325
PIMCO VIT Global Bond Oppt Unhedged – Admin	13,724	12,860
PIMCO VIT Global Multi-Asset Adm	2,201	249
PIMCO VIT High Yield – Admin	2,288,635	2,155,730
PIMCO VIT Income – Admin	622,944	258,361
PIMCO VIT Int’l Bond (Unhedged)- Admin	299,110	280,131
PIMCO VIT Int’l Bond (US Dollar Hedged)- Adm	189,042	31,476
PIMCO VIT Long Term US Government – Admin	3,193	31
PIMCO VIT Low Duration – Admin	16,772	113,023
PIMCO VIT Real Return – Admin	66,235	58,342
PIMCO VIT Short-Term – Admin	1,030,773	100,933
PIMCO VIT Total Return – Admin	323,485	756,493
ProFunds VP Asia 30	277,654	100,685
ProFunds VP Basic Materials	6,750	6,267
ProFunds VP Bull	87,946	93,124
ProFunds VP Consumer Services	115,854	36,580
ProFunds VP Emerging Markets	482,275	483,011
ProFunds VP Europe 30	66,107	101,751
ProFunds VP Financials	19,086	286
ProFunds VP Government Money Market	2,453,448	2,060,391
ProFunds VP Health Care	119,752	57,918
ProFunds VP Industrials	22,716	28,386
ProFunds VP Internet	2,163,605	2,193,156
ProFunds VP Japan	135,569	140,528
ProFunds VP Large-Cap Growth	1,333,269	1,496,116
ProFunds VP Mid-Cap	102,746	41,796
ProFunds VP Mid-Cap Growth	12,403	12,129
ProFunds VP Mid-Cap Value	10,317	7,746
ProFunds VP NASDAQ-100®	738,518	464,751
ProFunds VP Precious Metals	66,704	1,307
ProFunds VP Semiconductor	4,762	9
ProFunds VP Rising Rates Opportunity	336,172	328,535
ProFunds VP Short Emerging Markets	100,000	98,411
ProFunds VP Short International	100,000	98,026
ProFunds VP Short NASDAQ-100®	17,970	17,871
ProFunds VP UltraMid-Cap	–	63,999
ProFunds VP UltraNASDAQ-100®	6,824	5,488
ProFunds VP Utilities	194,334	194,334
ProFunds VP Small-Cap Growth	20,936	13,029
ProFunds VP Small-Cap Value	2,836	3,520
ProFunds VP Telecommunications	591	115
Putnam VT Diversified Income Cl IB	410,839	390,690
Putnam VT Equity Income Cl IB	162,065	87,005
Putnam VT High Yield Cl IB	597,944	1,140,522
Putnam VT Income Cl IB	2,295	11,091
Putnam VT Mortgage Securities Cl IB	39,622	266
Redwood Managed Volatility Class N	627	4,505
Royce Micro-Cap	107,622	31,460
Royce Small-Cap	26,819	32,243

Description	Cost of Purchases	Sales of Investments
T. Rowe Price Blue Chip Growth II	$4,026,965	$3,934,755
T. Rowe Price Equity Income II	115,796	65,020
T. Rowe Price Health Sciences II	411,413	20,726
T. Rowe Price Limited-Term Bond II	891,638	370,000
Timothy Plan Strategic Growth VS	15,882	18
Tortoise VIP MLP & Pipeline Cl II	279,322	36,870
VanEck VIP Emerging Markets	165,744	682,814
VanEck VIP Global Gold Class S	1,533	3,033
VanEck VIP Global Hard Assets	—	7
VanEck VIP Unconstrained Emerging Mkts Bond	31,369	14,863
Vanguard VIF Balanced	801,954	918,727
Vanguard VIF Capital Growth	222,985	349,548
Vanguard VIF Diversified Value	144,988	356,354
Vanguard VIF Equity Income	670,614	374,084
Vanguard VIF Equity Index	989,090	770,292
Vanguard VIF Growth	366,912	75,530
Vanguard VIF High Yield Bond	379,398	645,254
Vanguard VIF International	1,592,756	964,998
Vanguard VIF Mid-Cap Index	471,716	105,683
Vanguard VIF REIT Index	418,483	177,248
Vanguard VIF Short-Term Investment Grade	1,491,563	1,027,588
Vanguard VIF Small Company Growth	513,717	85,821
Vanguard VIF Total Bond Market Index	1,823,620	1,035,205
Vanguard VIF Total Stock Market Index	1,337,603	253,859
Virtus Duff & Phelps Real Estate Securities ClassA	57,781	399
Virtus Newfleet Multi-Sector Interim Bond ClassA	72,193	76,623
Wells Fargo VT Discovery	31,129	44,143
Westchester Merger Fund VL	524,187	38,961

	$ 152,002,715	$127,400,928

(4) Financial Highlights

The following tabular presentation is a summary of units, unit values, contract owners’ equity outstanding and contract expense rates, investment income ratios and total returns for each of the periods in the five-year period ended December 31, 2018 for each fund in the Account. Contract owner’s equity presented may not agree to the contract owner’s equity presented in the Statement of Changes in Contract Owners’ Equity due to reserves for annuity contract in death or payout.

The total return is presented using the minimum and maximum expense ratio unit values and is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
AB Variable Products Series Fund, Inc:
Dynamic Asset Allocation Portfolio
December 31, 2018	—	$13.20	$13.20	$—	-7.30%	-7.30%	0.00%	0.00%	0.00%
December 31, 2017	—	10.80	14.24	—	8.00%	14.29%	—	0.00%	0.15%
December 31, 2016	—	12.46	12.46	—	3.40%	3.40%	—	—	—
December 31, 2015	—	12.05	12.05	—	-5.49%	-5.49%		—	—
Inception April 17, 2015	—	12.75	12.75	—
Global Thematic Growth Portfolio
December 31, 2018	—	14.58	14.58	—	-10.00%	-10.00%	0.00%	0.00%	0.00%
December 31, 2017	—	11.68	16.20	—	16.80%	36.36%	1.18%	0.00%	0.15%
December 31, 2016	—	11.88	11.88	—	-0.92%	-0.92%	—	—	—
December 31, 2015	—	11.99	11.99	—	-4.69%	-4.69%		—	—
Inception April 17, 2015	—	12.58	12.58	—
Growth and Income Portfolio
December 31, 2018	7	22.34	22.34	160	-5.62%	-5.62%	0.97%	0.00%	0.00%
December 31, 2017	9	11.46	23.67	222	14.60%	18.94%	1.44%	0.00%	0.15%
December 31, 2016	8	19.90	19.90	163	11.30%	11.30%	1.27%	—	—
December 31, 2015	—	17.88	17.88	—	0.11%	0.11%	0.00%	—	—
Inception April 17, 2015	—	17.86	17.86	—
International Growth Portfolio
December 31, 2018	—	9.06	9.06	—	-17.64%	-17.64%	0.00%	0.00%	0.00%
December 31, 2017	—	11.00	11.48	—	14.80%	34.64%	2.50%	0.00%	0.15
December 31, 2016	—	8.17	8.17	—	-7.05%	-7.05%	—	—	—
December 31, 2015	—	8.79	8.79	—	-8.44%	-8.44%		—	—
Inception April 17, 2015	—	9.60	9.60	—
International Value Portfolio
December 31, 2018	32	7.02	7.02	224	-22.94%	-22.94%	1.25%	0.00%	0.00%
December 31, 2017	3	9.11	11.20	27	12.00%	25.14%	2.61%	0.00%	0.15%
December 31, 2016	2	7.28	7.28	16	-0.82%	-0.82%	2.77%	—	—
December 31, 2015	—	7.34	7.34	—	-6.50%	-6.50%		—	—
Inception April 17, 2015	—	7.85	7.85	—
Small Mid-Cap Value Portfolio
December 31, 2018	7	22.62	22.62	168	-15.31%	-15.31%	0.23%	0.00%	0.00%
December 31, 2017	9	11.09	26.71	252	10.90%	12.84%	0.26%	0.00%	0.15%
December 31, 2016	4	23.67	23.67	99	24.78%	24.78%	0.39%	—	—
December 31, 2015	1	18.97	18.97	27	-8.09%	-8.09%	0.00%	—	—
Inception April 17, 2015	—	20.64	20.64	—
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio
December 31, 2018	9	8.96	8.96	78	-4.38%	-4.38%	10.76%	0.00%	0.00%
December 31, 2017	3	9.37	10.19	26	1.90%	11.28%	0.00%	0.00%	0.15%
December 31, 2016	3	8.42	8.42	24	6.85%	6.85%	0.00%	—	—
December 31, 2015	1	7.88	7.88	6	-13.41%	-13.41%	0.00%	—	—
Inception April 17, 2015	—	9.10	9.10	—
The Alger Portfolios:
Capital Appreciation Portfolio
December 31, 2018	3	46.01	46.01	129	-0.09%	-0.09%	0.08%	0.00%	0.00%
December 31, 2017	2	11.41	46.05	109	14.10%	31.08%	0.26%	0.00%	0.15%
December 31, 2016	1	35.13	35.13	47	0.49%	0.49%	0.24%	—	—
December 31, 2015	1	34.96	34.96	29	0.52%	0.52%	0.00%	—	—
Inception April 17, 2015	—	34.78	34.78	—
Large Cap Growth Portfolio
December 31, 2018	—	29.18	29.18	13	2.21%	2.21%	0.00%	0.00%	0.00%
December 31, 2017	—	11.22	28.55	12	12.20%	28.49%	0.00%	0.00%	0.15%
December 31, 2016	—	22.22	22.22	10	-0.85%	-0.85%	0.00%	—	—
December 31, 2015	—	22.41	22.41	—	-4.35%	-4.35%	0.00%	—	—
Inception April 17, 2015	—	23.43	23.43	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
The Alger Portfolios: (continued)
Mid Cap Growth Portfolio
December 31, 2018	—	$24.27	$24.27	$—	-7.44%	-7.44%	0.00%	0.00%	0.00%
December 31, 2017	—	11.53	26.22	—	15.30%	29.80%	0.00%	0.00%	0.15%
December 31, 2016	—	20.20	20.20	—	0.95%	0.95%	—	—	—
December 31, 2015	—	20.01	20.01	—	-8.17%	-8.17%		—	—
Inception April 17, 2015	—	21.79	21.79	—
ALPS Variable Investment Trust:
ALPS/Alerian Energy Infrastructure Portfolio
December 31, 2018	15	8.43	8.43	129	-18.94%	-18.94%	1.00%	0.00%	0.00%
December 31, 2017	22	9.82	10.40	233	-1.80%	-0.86%	1.93%	0.00%	0.15%
December 31, 2016	37	10.49	10.49	392	40.81%	40.81%	2.63%	—	—
December 31, 2015	17	7.45	7.45	127	-37.13%	-37.13%	2.16%	—	—
Inception April 17, 2015	—	11.85	11.85	—
ALPS/Red Rocks Listed Private Equity Portfolio
December 31, 2018	—	10.92	10.92	—	-12.50%	-12.50%	0.00%	0.00%	0.00%
December 31, 2017	—	11.17	12.48	—	11.70%	24.92%	0.00%	0.00%	0.15%
December 31, 2016	—	9.99	9.99	—	8.00%	8.00%	0.00%	—	—
December 31, 2015	—	9.25	9.25	—	-7.04%	-7.04%		—	—
Inception May 1, 2015	—	9.95	9.95	—
ALPS Variable Investment Trust:
Morningstar ETF Asset Allocation Series:
Aggressive Growth Portfolio
December 31, 2018	—	15.24	15.24	—	-9.34%	-9.34%	—	0.00%	0.00%
December 31, 2017	—	11.14	16.81	—	11.40%	19.81%	—	0.00%	0.15%
December 31, 2016	—	14.03	14.03	—	11.17%	11.17%	—	—	—
December 31, 2015	—	12.62	12.62	—	-6.73%	-6.73%		—	—
Inception April 17, 2015	—	13.53	13.53	—
Balanced Portfolio
December 31, 2018	21	14.88	14.88	316	-6.24%	-6.24%	2.27%	0.00%	0.00%
December 31, 2017	8	10.75	15.87	130	7.50%	13.28%	2.44%	0.00%	0.15%
December 31, 2016	4	14.01	14.01	52	8.52%	8.52%	3.01%	—	—
December 31, 2015	—	12.91	12.91	—	-5.28%	-5.28%		—	—
Inception April 17, 2015	—	13.63	13.63	—
Conservative Portfolio
December 31, 2018	2	13.18	13.18	29	-2.37%	-2.37%	3.12%	0.00%	0.00%
December 31, 2017	—	10.32	13.50	—	3.20%	6.22%	—	0.00%	0.15%
December 31, 2016	—	12.71	12.71	—	4.61%	4.61%	—	—	—
December 31, 2015	—	12.15	12.15	—	-3.11%	-3.11%		—	—
Inception April 17, 2015	—	12.54	12.54	—
Growth Portfolio
December 31, 2018	13	15.25	15.25	201	-8.02%	-8.02%	2.12%	0.00%	0.00%
December 31, 2017	2	10.98	16.58	35	9.80%	17.26%	1.38%	0.00%	0.15%
December 31, 2016	2	14.14	14.14	30	9.70%	9.70%	0.00%	—	—
December 31, 2015	—	12.89	12.89	—	-6.05%	-6.05%		—	—
Inception April 17, 2015	—	13.72	13.72	—
Income and Growth Portfolio
December 31, 2018	1	14.01	14.01	18	-4.24%	-4.24%	1.91%	0.00%	0.00%
December 31, 2017	1	10.54	14.63	19	5.40%	9.92%	1.78%	0.00%	0.15%
December 31, 2016	1	13.31	13.31	18	6.39%	6.39%	2.23%	—	—
December 31, 2015	—	12.51	12.51	—	-4.21%	-4.21%		—	—
Inception April 17, 2015	—	13.06	13.06	—
American Century Variable Portfolios, Inc:
Balanced Fund
December 31, 2018	21	21.83	21.83	457	-3.83%	-3.83%	1.50%	0.00%	0.00%
December 31, 2017	14	10.81	22.70	311	8.10%	13.90%	1.73%	0.00%	0.15%
December 31, 2016	3	19.93	19.93	52	6.98%	6.98%	1.95%	—	—
December 31, 2015	—	18.63	18.63	—	-3.62%	-3.62%	0.00%	—	—
Inception April 17, 2015	—	19.33	19.33	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
American Century Variable Portfolios, Inc: (continued)
Income & Growth Fund
December 31, 2018	4	$24.16	$24.16	$91	-6.86%	-6.86%	1.95%	0.00%	0.00%
December 31, 2017	4	11.28	25.94	99	12.80%	20.48%	2.56%	0.00%	0.15%
December 31, 2016	2	21.53	21.53	42	13.49%	13.49%	2.38%	—	—
December 31, 2015	1	18.97	18.97	28	-5.67%	-5.67%	1.84%	—	—
Inception April 17, 2015	—	20.11	20.11	—
Inflation Protection Fund
December 31, 2018	10	14.87	14.87	145	-2.81%	-2.81%	2.45%	0.00%	0.00%
December 31, 2017	9	10.21	15.30	137	2.10%	3.66%	2.65%	0.00%	0.15%
December 31, 2016	8	14.76	14.76	122	4.38%	4.38%	0.96%	—	—
December 31, 2015	—	14.14	14.14	—	-5.04%	-5.04%		—	—
Inception April 17, 2015	—	14.89	14.89	—
International Fund
December 31, 2018	29	18.78	18.78	539	-15.25%	-15.25%	1.26%	0.00%	0.00%
December 31, 2017	29	11.64	22.16	636	16.40%	31.20%	0.00%	0.00%	0.15%
December 31, 2016	—	16.89	16.89	—	-5.48%	-5.48%	0.16%	—	—
December 31, 2015	—	17.87	17.87	—	-4.95%	-4.95%		—	—
Inception May 1, 2015	—	18.80	18.80	—
Large Company Value Fund
December 31, 2018	—	15.60	15.60	—	-8.02%	-8.02%	—	0.00%	0.00%
December 31, 2017	—	10.71	16.96	—	7.10%	11.07%	—	0.00%	0.15%
December 31, 2016	—	15.27	15.27	—	15.25%	15.25%	—	—	—
December 31, 2015	—	13.25	13.25	—	-5.15%	-5.15%		—	—
Inception April 17, 2015	—	13.97	13.97	—
Ultra Fund
December 31, 2018	3	27.29	27.29	78	0.74%	0.74%	0.03%	0.00%	0.00%
December 31, 2017	—	11.65	27.09	7	16.50%	32.21%	0.00%	0.00%	0.15%
December 31, 2016	—	20.49	20.49	—	4.49%	4.49%	—	—	—
December 31, 2015	—	19.61	19.61	—	1.76%	1.76%		—	—
Inception April 17, 2015	—	19.27	19.27	—
Value Fund
December 31, 2018	1	23.84	23.84	24	-9.18%	-9.18%	1.70%	0.00%	0.00%
December 31, 2017	1	10.74	26.25	24	7.40%	8.74%	1.97%	0.00%	0.15%
December 31, 2016	—	24.14	24.14	—	20.52%	20.52%	—	—	—
December 31, 2015	—	20.03	20.03	—	-4.71%	-4.71%		—	—
Inception April 17, 2015	—	21.02	21.02	—
American Funds Insurance Series:
Asset Allocation Fund
December 31, 2018	46	13.11	13.11	599	-4.86%	-4.86%	1.54%	0.00%	0.00%
December 31, 2017	36	10.89	13.78	495	8.90%	15.90%	1.87%	0.00%	0.15%
December 31, 2016	11	11.89	11.89	127	9.18%	9.18%	1.90%	—	—
December 31, 2015	1	10.89	10.89	10	-1.00%	-1.00%	4.42%	—	—
Inception April 17, 2015	—	11.00	11.00	—
Blue Chip Income and Growth Fund
December 31, 2018	8	14.58	14.58	111	-8.93%	-8.93%	2.04%	0.00%	0.00%
December 31, 2017	5	11.21	16.01	77	12.10%	16.69%	2.43%	0.00%	0.15%
December 31, 2016	3	13.72	13.72	36	18.48%	18.48%	12.86%	—	—
December 31, 2015	—	11.58	11.58	—	-4.69%	-4.69%		—	—
Inception April 17, 2015	—	12.15	12.15	—
Bond Fund
December 31, 2018	9	10.97	10.97	98	-0.90%	-0.90%	0.96%	0.00%	0.00%
December 31, 2017	62	10.17	11.07	682	1.70%	3.26%	2.08%	0.00%	0.15%
December 31, 2016	54	10.72	10.72	574	2.78%	2.78%	2.02%	—	—
December 31, 2015	—	10.43	10.43	—	-2.07%	-2.07%		—	—
Inception April 17, 2015	—	10.65	10.65	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
American Funds Insurance Series: (continued)
Capital Income Builder Fund
December 31, 2018	1	$9.56	$9.56	$6	-4.40%	-4.40%	2.30%	0.00%	0.00%
Inception May 1, 2018	—	10.00	10.00	—
Global Bond Fund
December 31, 2018	14	10.40	10.40	147	-1.61%	-1.61%	1.20%	0.00%	0.00%
December 31, 2017	10	10.32	10.57	103	3.20%	6.66%	1.52%	0.00%	0.15%
December 31, 2016	—	9.91	9.91	—	2.38%	2.38%	0.00%	—	—
December 31, 2015	—	9.68	9.68	—	-4.35%	-4.35%		—	—
Inception April 17, 2015	—	10.12	10.12	—
Global Growth Fund
December 31, 2018	1	8.84	8.84	9	-11.60%	-11.60%	5.04%	0.00%	0.00%
Inception May 1, 2018	—	10.00	10.00	—
Global Growth and Income Fund
December 31, 2018	—	8.90	8.90	—	-11.00%	-11.00%	—	0.00%	0.00%
Inception May 1, 2018	—	10.00	10.00	—
Global Small Cap Fund
December 31, 2018	—	8.76	8.76	—	-12.40%	-12.40%	—	0.00%	0.00%
Inception May 1, 2018	—	10.00	10.00	—
Growth Fund
December 31, 2018	38	16.69	16.69	634	-0.54%	-0.54%	0.27%	0.00%	0.00%
December 31, 2017	31	11.38	16.78	518	13.80%	27.99%	0.47%	0.00%	0.15%
December 31, 2016	8	13.11	13.11	101	9.25%	9.25%	0.49%	—	—
December 31, 2015	13	12.00	12.00	154	1.44%	1.44%	1.40%	—	—
Inception April 17, 2015	—	11.83	11.83	—
Growth-Income Fund
December 31, 2018	25	15.50	15.50	395	-2.02%	-2.02%	1.32%	0.00%	0.00%
December 31, 2017	22	11.31	15.82	351	13.10%	22.07%	1.53%	0.00%	0.15%
December 31, 2016	15	12.96	12.96	199	11.24%	11.24%	1.26%	—	—
December 31, 2015	—	11.65	11.65	—	-2.10%	-2.10%		—	—
Inception April 17, 2015	—	11.90	11.90	—
High-Income Bond Fund
December 31, 2018	5	11.44	11.44	62	-2.64%	-2.64%	1.97%	0.00%	0.00%
December 31, 2017	54	10.29	11.75	637	2.90%	6.62%	5.58%	0.00%	0.15%
December 31, 2016	84	11.02	11.02	931	17.36%	17.36%	4.40%	—	—
December 31, 2015	—	9.39	9.39	—	-10.14%	-10.14%		—	—
Inception April 17, 2015	—	10.45	10.45	—
International Fund
December 31, 2018	51	11.49	11.49	586	-13.35%	-13.35%	1.48%	0.00%	0.00%
December 31, 2017	57	11.59	13.26	762	15.90%	31.81%	1.66%	0.00%	0.15%
December 31, 2016	35	10.06	10.06	357	3.29%	3.29%	1.30%	—	—
December 31, 2015	19	9.74	9.74	184	-11.86%	-11.86%	2.38%	—	—
Inception April 17, 2015	—	11.05	11.05	—
International Growth and Income Fund
December 31, 2018	—	8.76	8.76	—	-12.40%	-12.40%	—	0.00%	0.00%
Inception May 1, 2018	—	10.00	10.00	—
Managed Risk Asset Allocation Fund
December 31, 2018	25	12.19	12.19	303	-4.91%	-4.91%	1.35%	0.00%	0.00%
December 31, 2017	22	10.83	12.82	287	8.30%	14.77%	0.98%	0.00%	0.15%
December 31, 2016	9	11.17	11.17	98	7.30%	7.30%	1.32%	—	—
December 31, 2015	9	10.41	10.41	95	-2.53%	-2.53%	1.98%	—	—
Inception April 17, 2015	—	10.68	10.68	—
Managed Risk Blue Chip Income and Growth Fund
December 31, 2018	7	12.53	12.53	89	-7.39%	-7.39%	3.47%	0.00%	0.00%
December 31, 2017	5	11.08	13.53	62	10.80%	15.05%	1.48%	0.00%	0.15%
December 31, 2016	2	11.76	11.76	25	13.40%	13.40%	4.93%	—	—
December 31, 2015	—	10.37	10.37	—	-6.91%	-6.91%		—	—
Inception April 17, 2015	—	11.14	11.14	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
American Funds Insurance Series (continued):
Mortgage Fund
December 31, 2018	7	$10.88	$10.88	$79	0.00%	0.00%	0.78%	0.00%	0.00%
December 31, 2017	46	9.98	10.88	500	-.20%	1.02%	1.13%	0.00%	0.15%
December 31, 2016	63	10.77	10.77	678	1.99%	1.99%	1.54%	—	—
December 31, 2015	37	10.56	10.56	392	-0.38%	-0.38%	5.28%	—	—
Inception April 17, 2015	—	10.60	10.60	—
New World Fund
December 31, 2018	66	11.06	11.06	735	-14.26%	-14.26%	0.86%	0.00%	0.00%
December 31, 2017	39	11.40	12.90	504	14.00%	29.13%	1.33%	0.00%	0.15%
December 31, 2016	5	9.99	9.99	51	5.05%	5.05%	0.46%
December 31, 2015	—	9.51	9.51	—	-5.37%	-5.37%
Inception July 31, 2015	—	10.05	10.05	—
US Government/AAA Rated Securities Fund
December 31, 2018	1	10.28	10.28	11	2.80%	2.80%	2.75%	0.00%	0.00%
Inception May 1, 2018	—	10.00	10.00	—
Amundi Pioneer Asset Management:
Bond Portfolio
December 31, 2018	34	16.73	16.73	572	-0.95%	-0.95%	3.04%	0.00%	0.00%
December 31, 2017	13	10.22	16.89	224	2.20%	3.62%	2.60%	0.00%	0.15%
December 31, 2016	10	16.30	16.30	166	3.95%	3.95%	2.54%	—	—
December 31, 2015	2	15.68	15.68	27	-1.75%	-1.75%	1.67%	—	—
Inception April 17, 2015	—	15.96	15.96	—
Equity Income Portfolio
December 31, 2018	6	26.10	26.10	149	-8.77%	-8.77%	1.81%	0.00%	0.00%
December 31, 2017	11	11.16	28.61	329	11.60%	15.18%	4.16%	0.00%	0.15%
December 31, 2016	—	24.84	24.84	11	19.54%	19.54%	2.59%	—	—
December 31, 2015	—	20.78	20.78	—	-0.62%	-0.62%	0.58%	—	—
Inception April 17, 2015	—	20.91	20.91	—
Fund Portfolio
December 31, 2018	—	25.49	25.49	—	-1.73%	-1.73%	—	0.00%	0.00%
December 31, 2017	—	11.33	25.94	—	13.30%	21.33%	—	0.00%	0.15%
December 31, 2016	—	21.38	21.38	—	9.64%	9.64%	—	—	—
December 31, 2015	—	19.50	19.50	—	-1.22%	-1.22%	—	—	—
Inception April 17, 2015	—	19.74	19.74	—
High Yield Portfolio
December 31, 2018	—	20.67	20.67	—	-3.95%	-3.95%	—	0.00%	0.00%
December 31, 2017	—	10.29	21.52	—	2.90%	7.01%	—	0.00%	0.15%
December 31, 2016	—	20.11	20.11	—	13.74%	13.74%	—	—	—
December 31, 2015	—	17.68	17.68	—	-8.35%	-8.35%	—	—	—
Inception April 17, 2015	—	19.29	19.29	—
Mid Cap Value Portfolio
December 31, 2018	2	19.98	19.98	46	-19.50%	-19.50%	0.11%	0.00%	0.00%
December 31, 2017	—	10.96	24.82	6	9.60%	12.87%	0.75%	0.00%	0.15%
December 31, 2016	—	21.99	21.99	6	16.23%	16.23%	0.00%	—	—
December 31, 2015	—	18.92	18.92	—	-6.61%	-6.61%	0.00%	—	—
Inception April 17, 2015	—	20.26	20.26	—
Strategic Income Portfolio
December 31, 2018	5	17.52	17.52	93	-1.96%	-1.96%	3.00%	0.00%	0.00%
December 31, 2017	6	10.25	17.87	99	2.50%	4.75%	3.32%	0.00%	0.15%
December 31, 2016	1	17.06	17.06	19	7.36%	7.36%	3.24%	—	—
December 31, 2015	—	15.89	15.89	—	-3.35%	-3.35%	0.00%	—	—
Inception April 17, 2015	—	16.44	16.44	—
Blackrock Variable Series Fund:
Advantage Large Cap Core Fund
December 31, 2018	1	22.09	22.09	21	-5.52%	-5.52%	0.58%	0.00%	0.00%
December 31, 2017	1	11.20	23.38	34	12.00%	21.96%	3.08%	0.00%	0.15%
December 31, 2016	—	19.17	19.17	—	10.24%	10.24%	—	—	—
December 31, 2015	—	17.39	17.39	—	-0.97%	-0.97%	—	—
Inception April 17, 2015	—	17.56	17.56	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
BlackRock Variable Series Funds: (continued)
Advantage Large Cap Value Fund
December 31, 2018	—	$20.88	$20.88	$—	-8.46%	-8.46%	—	0.00%	0.00%
December 31, 2017	—	11.08	22.81	—	10.80%	16.85%	—	0.00%	0.15%
December 31, 2016	—	19.52	19.52	—	13.16%	13.16%	—	—	—
December 31, 2015	—	17.25	17.25	—	-2.43%	-2.43%		—	—
Inception April 17, 2015	—	17.68	17.68	—
Equity Dividend Fund
December 31, 2018	—	19.66	19.66	—	-7.44%	-7.44%	—	0.00%	0.00%
December 31, 2017	—	11.21	21.24	—	12.10%	16.51%	—	0.00%	0.15%
December 31, 2016	—	18.23	18.23	—	16.04%	16.04%	—	—	—
December 31, 2015	—	15.71	15.71	—	-0.44%	-0.44%		—	—
Inception April 17, 2015	—	15.78	15.78	—
Global Allocation Fund
December 31, 2018	33	13.84	13.84	460	-7.61%	-7.61%	0.89%	0.00%	0.00%
December 31, 2017	27	10.73	14.98	410	7.30%	13.74%	1.36%	0.00%	0.15%
December 31, 2016	27	13.17	13.17	358	3.78%	3.78%	1.31%	—	—
December 31, 2015	22	12.69	12.69	276	-5.16%	-5.16%	1.64%	—	—
Inception April 17, 2015	—	13.38	13.38	—
High Yield Fund
December 31, 2018	24	14.01	14.01	329	-2.91%	-2.91%	5.23%	0.00%	0.00%
December 31, 2017	36	10.32	14.43	517	3.20%	7.05%	4.91%	0.00%	0.15%
December 31, 2016	19	13.48	13.48	251	12.80%	12.80%	5.23%	—	—
December 31, 2015	13	11.95	11.95	150	-6.79%	-6.79%	3.60%	—	—
Inception April 17, 2015	—	12.82	12.82	—
Large Cap Focus Growth Fund
December 31, 2018	5	26.33	26.33	137	2.77%	2.77%	0.00%	0.00%	0.00%
December 31, 2017	—	11.47	25.62	—	14.70%	29.26%	—	0.00%	0.15%
December 31, 2016	—	19.82	19.82	—	7.54%	7.54%	—	—	—
December 31, 2015	—	18.43	18.43	—	0.71%	0.71%		—	—
Inception April 17, 2015	—	18.30	18.30	—
Total Return Fund
December 31, 2018	23	11.56	11.56	260	-0.69%	-0.69%	2.43%	0.00%	0.00%
December 31, 2017	72	10.17	11.64	832	1.70%	3.19%	2.21%	0.00%	0.15%
December 31, 2016	70	11.28	11.28	794	2.45%	2.45%	1.77%	—	—
December 31, 2015	5	11.01	11.01	59	-2.39%	-2.39%	1.21%	—	—
Inception April 17, 2015	—	11.28	11.28	—
U.S. Government Bond Fund
December 31, 2018	33	10.57	10.57	353	0.00%	0.00%	1.91%	0.00%	0.00%
December 31, 2017	32	10.03	10.57	340	0.30%	1.25%	1.78%	0.00%	0.15%
December 31, 2016	33	10.44	10.44	341	0.97%	0.97%	1.43%	—	—
December 31, 2015	14	10.34	10.34	144	-1.52%	-1.52%	1.38%	—	—
Inception April 17, 2015	—	10.50	10.50	—
Calvert Variable Products:
SRI Balanced Portfolio
December 31, 2018	5	12.17	12.17	59	-2.64%	-2.64%	1.78%	0.00%	0.00%
December 31, 2017	5	10.73	12.50	61	7.30%	11.31%	2.02%	0.00%	0.15%
December 31, 2016	5	11.23	11.23	55	7.36%	7.36%	5.37%	—	—
December 31, 2015	—	10.46	10.46	—	-4.82%	-4.82%		—	—
Inception April 17, 2015	—	10.99	10.99	—				—	—
Columbia Funds Variable Series Trust:
AQR Managed Futures Strategy Portfolio
December 31, 2018	16	8.30	8.30	130	-7.68%	-7.68%	0.00%	0.00%	0.00%
December 31, 2017	28	8.99	10.19	252	-0.99%	1.90%	0.28%	0.00%	0.15%
December 31, 2016	20	9.08	9.08	185	-9.11%	-9.11%	6.01%	—	—
December 31, 2015	—	9.99	9.99	—	-0.10%	-0.10%		—	—
Inception April 17, 2015	—	10.00	10.00	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Columbia Funds Variable Series Trust: (continued)
Select Large-Cap Value Portfolio
December 31, 2018	17	$20.27	$20.27	$342	-12.21%	-12.21%	0.00%	0.00%	0.00%
December 31, 2017	17	11.56	23.09	385	15.60%	20.95%	0.00%	0.00%	0.15%
December 31, 2016	—	19.09	19.09	—	19.99%	19.99%	—	0.00%	—
December 31, 2015	—	15.91	15.91	—	-5.41%	-5.41%		0.00%	—
Inception April 17, 2015	—	16.82	16.82	—
Select Smaller-Cap Value Portfolio
December 31, 2018	3	17.75	17.75	60	-12.60%	-12.60%	0.00%	0.00%	0.00%
December 31, 2017	1	11.01	20.31	10	10.10%	12.27%	0.00%	0.00%	0.15%
December 31, 2016	—	18.09	18.09	—	13.99%	13.99%	—	0.00%	—
December 31, 2015	—	15.87	15.87	—	-9.05%	-9.05%		0.00%	—
Inception April 17, 2015	—	17.45	17.45	—
Seligman Global Technology Portfolio
December 31, 2018	6	46.31	46.31	284	-8.46%	-8.46%	0.00%	0.00%	0.00%
December 31, 2017	4	11.31	50.59	220	13.10%	34.94%	0.00%	0.00%	0.15%
December 31, 2016	—	37.49	37.49	—	19.02%	19.02%	0.00%	0.00%	—
December 31, 2015	—	31.50	31.50	—	3.96%	3.96%	0.00%	0.00%	—
Inception April 17, 2015	—	30.30	30.30	—
Strategic Income Portfolio
December 31, 2018	31	10.95	10.95	341	-0.64%	-0.64%	2.25%	0.00%	0.00%
December 31, 2017	7	10.30	11.02	78	3.00%	5.86%	3.15%	0.00%	0.15%
December 31, 2016	—	10.41	10.41	—	4.10%	4.10%	—	0.00%	—
Inception May 2, 2016	—	10.00	10.00	—
Credit Suisse Trust:
Commodity Return Strategy Fund
December 31, 2018	4	5.05	5.05	18	-11.56%	-11.56%	2.84%	0.00%	0.00%
December 31, 2017	1	5.71	10.45	8	1.42%	4.50%	9.11%	0.00%	0.15%
December 31, 2016	1	5.63	5.63	8	12.15%	12.15%	0.00%	0.00%	—
December 31, 2015	—	5.02	5.02	—	-23.01%	-23.01%	0.00%	0.00%	—
Inception April 17, 2015	—	6.52	6.52	—
Delaware VIP Trust:
Small Cap Value Series
December 31, 2018	17	11.41	11.41	198	-16.96%	-16.96%	0.60%	0.00%	0.00%
December 31, 2017	19	10.77	13.74	257	7.70%	11.71%	0.41%	0.00%	0.15%
December 31, 2016	6	12.30	12.30	79	31.13%	31.13%	0.65%
December 31, 2015	—	9.38	9.38	—	-6.48%	-6.48%
Inception July 31, 2015	—	10.03	10.03	—
DFA Investment Dimensions Group, Inc.:
VA Equity Allocation
December 31, 2018	14	9.19	9.19	125	-11.38%	-11.38%	4.24%	0.25%	0.25%
December 31, 2017	—	10.37	10.37	—	3.70%	3.70%	—	0.25%	0.40%
Inception November 3, 2017.	—	10.00	10.00	—
VA Global Bond Portfolio
December 31, 2018	97	10.90	10.90	1,055	1.49%	1.49%	4.50%	0.25%	0.25%
December 31, 2017	92	10.04	10.74	991	40.00%	1.90%	1.87%	0.25%	0.40%
December 31, 2016	73	10.54	10.54	766	1.44%	1.44%	4.59%	0.25%	0.25%
December 31, 2015	—	10.39	10.39	5	-0.48%	-0.48%	7.12%	0.25%	0.25%
Inception April 17, 2015	—	10.44	10.44	—
VA Global Moderate Allocation Portfolio
December 31, 2018	157	11.39	11.39	1,787	-7.17%	-7.17%	2.13%	0.25%	0.25%
December 31, 2017	140	10.88	12.27	1,713	8.80%	14.25%	1.90%	0.25%	0.40%
December 31, 2016	111	10.74	10.74	1,192	8.81%	8.81%	1.80%	0.25%	0.25%
December 31, 2015	92	9.87	9.87	913	-5.10%	-5.10%	2.21%	0.25%	0.25%
Inception April 17, 2015	—	10.40	10.40	—
VA International Small Portfolio
December 31, 2018	85	10.99	10.99	933	-19.96%	-19.96%	1.60%	0.25%	0.25%
December 31, 2017	65	11.60	13.73	887	16.00%	29.65%	3.81%	0.25%	0.40%
December 31, 2016	29	10.59	10.59	307	6.01%	6.01%	3.18%	0.25%	0.25%
December 31, 2015	14	9.99	9.99	137	-2.25%	-2.25%	4.97%	0.25%	0.25%
Inception April 17, 2015	—	10.22	10.22	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
DFA Investment Dimensions Group, Inc.: (continued)
VA International Value Portfolio
December 31, 2018	209	$9.75	$9.75	$2,035	-17.30%	-17.30%	3.08%	0.25%	0.25%
December 31, 2017	101	11.66	11.79	1,188	16.60%	25.43%	3.05%	0.25%	0.40%
December 31, 2016	80	9.40	9.40	751	8.92%	8.92%	4.26%	0.25%	0.25%
December 31, 2015	45	8.63	8.63	388	-13.96%	-13.96%	6.56%	0.25%	0.25%
Inception April 17, 2015	—	10.03	10.03	—
VA Short-Term Fixed Portfolio
December 31, 2018	93	10.24	10.24	954	1.49%	1.49%	1.98%	0.25%	0.25%
December 31, 2017	34	10.02	10.09	340	20.00%	0.60%	1.04%	0.25%	0.40%
December 31, 2016	13	10.03	10.03	126	0.50%	0.50%	1.50%	0.25%	0.25%
December 31, 2015	1	9.98	9.98	7	-0.20%	-0.20%	1.39%	0.25%	0.25%
Inception April 17, 2015	—	10.00	10.00	—
VA U.S. Large Value Portfolio
December 31, 2018	197	12.97	12.97	2,548	-12.31%	-12.31%	2.49%	0.25%	0.25%
December 31, 2017	78	11.39	14.79	1,149	13.90%	18.80%	2.91%	0.25%	0.40%
December 31, 2016	43	12.45	12.45	536	18.57%	18.57%	2.60%	0.25%	0.25%
December 31, 2015	25	10.50	10.50	264	-5.41%	-5.41%	5.16%	0.25%	0.25%
Inception April 17, 2015	—	11.10	11.10	—
VA U.S. Targeted Value Portfolio
December 31, 2018	73	11.44	11.44	831	-16.07%	-16.07%	1.01%	0.25%	0.25%
December 31, 2017	62	10.96	13.63	847	9.48%	9.60%	1.45%	0.25%	0.40%
December 31, 2016	35	12.45	12.45	438	27.17%	27.17%	1.63%	0.25%	0.25%
December 31, 2015	9	9.79	9.79	83	-8.76%	-8.76%	2.44%	0.25%	0.25%
Inception April 17, 2015	—	10.73	10.73	—
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio
December 31, 2018	22	30.68	30.68	667	-8.96%	-8.96%	0.70%	0.00%	0.00%
December 31, 2017	8	10.98	33.70	259	9.80%	12.41%	0.44%	0.00%	0.15%
December 31, 2016	4	29.98	29.98	117	25.70%	25.70%	0.63%	0.00%	—
December 31, 2015	2	23.85	23.85	45	-5.43%	-5.43%	0.00%	0.00%	—
Inception April 17, 2015	—	25.22	25.22	—
Dreyfus Stock Index Fund
December 31, 2018	11	14.69	14.69	156	-4.92%	-4.92%	1.24%	0.25%	0.25%
December 31, 2017	93	11.30	15.45	1,439	13.00%	21.27%	1.76%	0.25%	0.40%
December 31, 2016	81	12.74	12.74	1,038	11.36%	11.36%	3.34%	0.25%	0.25%
December 31, 2015	—	11.44	11.44	—	-0.61%	-0.61%		0.25%	0.25%
Inception April 17, 2015	—	11.51	11.51	—
The Dreyfus Sustainable U.S. Equity Fund, Inc.
December 31, 2018	2	26.29	26.29	48	-4.43%	-4.43%	1.73%	0.00%	0.00%
December 31, 2017	2	10.74	27.51	50	7.40%	15.35%	0.93%	0.00%	0.15%
December 31, 2016	1	23.85	23.85	24	10.37%	10.37%	0.00%	0.00%	—
December 31, 2015	—	21.61	21.61	—	-4.97%	-4.97%		0.00%	—
Inception April 17, 2015	—	22.74	22.74	—
Dreyfus Variable Investment Fund:
International Value Portfolio
December 31, 2018	7	13.15	13.15	93	-16.82%	-16.82%	1.79%	0.00%	0.00%
December 31, 2017	9	11.52	15.81	141	15.20%	28.54%	1.27%	0.00%	0.15%
December 31, 2016	7	12.30	12.30	90	-1.44%	-1.44%	0.00%	0.00%	—
December 31, 2015	—	12.48	12.48	—	-11.17%	-11.17%		0.00%	—
Inception April 17, 2015	—	14.05	14.05	—
Eaton Vance Variable Trust:
Floating-Rate Income Fund
December 31, 2018	88	13.33	13.33	1,167	-0.07%	-0.07%	3.80%	0.00%	0.00%
December 31, 2017	97	10.19	13.34	1,294	1.90%	3.49%	3.28%	0.00%	0.15%
December 31, 2016	95	12.89	12.89	1,227	8.87%	8.87%	3.39%	0.00%	—
December 31, 2015	—	11.84	11.84	3	-3.19%	-3.19%	2.43%	0.00%	—
Inception April 17, 2015	—	12.23	12.23	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Federated Insurance Series:
High Income Bond Fund II
December 31, 2018	6	$24.11	$24.11	$133	-3.29%	-3.29%	6.46%	0.00%	0.00%
December 31, 2017	3	10.29	24.93	77	2.90%	6.95%	3.40%	0.00%	0.15%
December 31, 2016	1	23.31	23.31	30	14.77%	14.77%	0.16%	0.00%	—
December 31, 2015	—	20.31	20.31	—	-6.02%	-6.02%	0.00%	0.00%	—
Inception April 17, 2015	—	21.61	21.61	—
Kaufmann Fund II
December 31, 2018	4	25.28	25.28	112	3.56%	3.56%	0.00%	0.00%	0.00%
December 31, 2017	1	11.48	24.41	19	14.80%	27.94%	0.00%	0.00%	0.15%
December 31, 2016	—	19.08	19.08	9	3.41%	3.41%	0.00%	0.00%	—
December 31, 2015	—	18.45	18.45	—	-4.01%	-4.01%		0.00%	—
Inception April 17, 2015	—	19.22	19.22	—
Managed Volatility Fund II
December 31, 2018	9	23.99	23.99	222	-8.50%	-8.50%	3.10%	0.00%	0.00%
December 31, 2017	5	11.08	26.22	139	10.80%	18.11%	2.69%	0.00%	0.15%
December 31, 2016	3	22.20	22.20	58	7.71%	7.71%	2.51%	0.00%	—
December 31, 2015	8	20.61	20.61	156	-9.49%	-9.49%	0.00%	0.00%	—
Inception April 17, 2015	—	22.77	22.77	—
Fidelity Variable Insurance Products:
Balanced Portfolio
December 31, 2018	23	18.18	18.18	417	-4.42%	-4.42%	1.22%	0.00%	0.00%
December 31, 2017	30	10.87	19.02	572	8.70%	16.12%	1.34%	0.00%	0.15%
December 31, 2016	1	16.38	16.38	18	6.99%	6.99%	2.55%	0.00%	—
December 31, 2015	6	15.31	15.31	92	-2.55%	-2.55%	2.03%	0.00%	—
Inception April 17, 2015	—	15.71	15.71	—
Contrafund Portfolio
December 31, 2018	10	21.57	21.57	206	-6.66%	-6.66%	0.48%	0.00%	0.00%
December 31, 2017	9	11.11	23.11	196	11.10%	21.57%	1.15%	0.00%	0.15%
December 31, 2016	3	19.01	19.01	59	7.77%	7.77%	0.61%	0.00%	—
December 31, 2015	4	17.64	17.64	77	-2.86%	-2.86%	0.92%	0.00%	—
Inception April 17, 2015	—	18.16	18.16	—
Disciplined Small Cap Portfolio
December 31, 2018	1	20.33	20.33	29	-13.27%	-13.27%	0.25%	0.00%	0.00%
December 31, 2017	5	10.46	23.44	124	4.60%	6.79%	0.67%	0.00%	0.15%
December 31, 2016	1	21.95	21.95	14	22.28%	22.28%	0.86%	0.00%	—
December 31, 2015	—	17.95	17.95	—	-7.71%	-7.71%		0.00%	—
Inception April 17, 2015	—	19.45	19.45	—
Equity-Income Portfolio
December 31, 2018	—	20.22	20.22	—	-8.51%	-8.51%	—	0.00%	0.00%
December 31, 2017	—	10.89	22.10	—	8.90%	12.64%	—	0.00%	0.15%
December 31, 2016	—	19.62	19.62	—	17.70%	17.70%	—	0.00%	—
December 31, 2015	—	16.67	16.67	—	-5.87%	-5.87%		0.00%	—
Inception April 17, 2015	—	17.71	17.71	—
Freedom Income Portfolio
December 31, 2018	5	10.79	10.79	58	-2.26%	-2.26%	1.72%	0.00%	0.00%
December 31, 2017	4	10.44	11.04	49	4.40%	8.34%	5.90%	0.00%	0.15%
December 31, 2016	—	10.19	10.19	—	1.90%	1.90%	—	0.00%	—
December 31, 2015	—	10.00	10.00	—
Inception April 17, 2015
Growth Portfolio
December 31, 2018	45	26.53	26.53	1,186	-0.45%	-0.45%	0.01%	0.00%	0.00%
December 31, 2017	4	11.56	26.65	109	15.60%	34.80%	0.06%	0.00%	0.15%
December 31, 2016	2	19.77	19.77	40	0.56%	0.56%	0.00%	0.00%	—
December 31, 2015	2	19.66	19.66	33	2.18%	2.18%	0.06%	0.00%	—
Inception April 17, 2015	—	19.24	19.24	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Fidelity Variable Insurance Products: (continued)
Growth & Income Portfolio
December 31, 2018	—	$22.29	$22.29	$—	-9.21%	-9.21%	0.00%	0.00%	0.00%
December 31, 2017	—	11.15	24.55	—	11.50%	16.63%	1.42%	0.00%	0.15%
December 31, 2016	—	21.05	21.05	—	15.79%	15.79%	—	0.00%	—
December 31, 2015	—	18.18	18.18	—	-4.72%	-4.72%		0.00%	—
Inception April 17, 2015	—	19.08	19.08	—
Growth Opportunities Portfolio
December 31, 2018	1	31.81	31.81	19	12.20%	12.20%	0.00%	0.00%	0.00%
December 31, 2017	—	11.59	28.35	—	15.90%	34.17%	—	0.00%	0.15%
December 31, 2016	—	21.13	21.13	—	0.09%	0.09%	—	0.00%	—
December 31, 2015	—	21.11	21.11	—	1.39%	1.39%		0.00%	—
Inception April 17, 2015	—	20.82	20.82	—
High Income Portfolio
December 31, 2018	33	14.35	14.35	475	-3.63%	-3.63%	0.00%	0.00%	0.00%
December 31, 2017	2	10.29	14.89	34	2.90%	6.89%	3.82%	0.00%	0.15%
December 31, 2016	—	13.93	13.93	—	14.18%	14.18%	—	0.00%	—
December 31, 2015	—	12.20	12.20	—	-7.85%	-7.85%		0.00%	—
Inception April 17, 2015	—	13.24	13.24	—
International Capital Appreciation Portfolio
December 31, 2018	8	16.59	16.59	135	-12.96%	-12.96%	0.53%	0.00%	0.00%
December 31, 2017	8	11.76	19.06	153	17.60%	36.05%	1.04%	0.00%	0.15%
December 31, 2016	—	14.01	14.01	—	-3.18%	-3.18%	—	0.00%	—
December 31, 2015	—	14.47	14.47	—	-2.69%	-2.69%		0.00%	—
Inception April 17, 2015	—	14.87	14.87	—
Investment Grade Bond Portfolio
December 31, 2018	49	12.43	12.43	603	-0.80%	-0.80%	2.09%	0.00%	0.00%
December 31, 2017	40	10.21	12.53	495	2.10%	3.98%	2.69%	0.00%	0.15%
December 31, 2016	26	12.05	12.05	310	4.51%	4.51%	3.24%	0.00%	—
December 31, 2015	—	11.53	11.53	—	-3.03%	-3.03%		0.00%	—
Inception April 17, 2015	—	11.89	11.89	—
Mid Cap Portfolio
December 31, 2018	7	17.20	17.20	117	-14.77%	-14.77%	0.43%	0.00%	0.00%
December 31, 2017	3	11.29	20.18	57	12.90%	20.48%	0.52%	0.00%	0.15%
December 31, 2016	3	16.75	16.75	44	11.97%	11.97%	0.39%	0.00%	—
December 31, 2015	2	14.96	14.96	27	-6.32%	-6.32%	0.29%	0.00%	—
Inception April 17, 2015	—	15.97	15.97	—
Overseas Portfolio
December 31, 2018	12	13.11	13.11	157	-15.04%	-15.04%	1.27%	0.00%	0.00%
December 31, 2017	13	11.37	15.43	193	13.70%	29.99%	1.78%	0.00%	0.15%
December 31, 2016	8	11.87	11.87	92	-5.27%	-5.27%	1.40%	0.00%	—
December 31, 2015	6	12.53	12.53	79	-4.13%	-4.13%	4.83%	0.00%	—
Inception April 17, 2015	—	13.07	13.07	—
Real Estate Portfolio
December 31, 2018	1	18.93	18.93	20	-6.47%	-6.47%	2.52%	0.00%	0.00%
December 31, 2017	1	10.28	20.24	25	2.80%	3.79%	1.74%	0.00%	0.15%
December 31, 2016	—	19.50	19.50	9	5.46%	5.46%	0.38%	0.00%	—
December 31, 2015	—	18.49	18.49	—	1.09%	1.09%		0.00%	—
Inception April 17, 2015	—	18.29	18.29	—
Strategic Income Portfolio
December 31, 2018	21	13.16	13.16	277	-2.81%	-2.81%	3.13%	0.00%	0.00%
December 31, 2017	18	10.38	13.54	244	3.80%	7.55%	4.90%	0.00%	0.15%
December 31, 2016	5	12.59	12.59	63	7.98%	7.98%	3.82%	0.00%	—
December 31, 2015	4	11.66	11.66	44	-4.50%	-4.50%	9.73%	0.00%	—
Inception April 17, 2015	—	12.21	12.21	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Fidelity Variable Insurance Products: (continued)
Value Portfolio
December 31, 2018	—	$20.12	$20.12	$—	-14.09%	-14.09%	—	0.00%	0.00%
December 31, 2017	—	11.02	23.42	—	10.20%	15.37%	—	0.00%	0.15%
December 31, 2016	—	20.30	20.30	—	11.72%	11.72%	—	0.00%	—
December 31, 2015	—	18.17	18.17	—	-5.17%	-5.17%		0.00%	—
Inception April 17, 2015	—	19.16	19.16	—
First Eagle Variable Funds:
Overseas Variable Fund
December 31, 2018	2	19.81	19.81	43	-10.56%	-10.56%	1.08%	0.00%	0.00%
December 31, 2017	1	10.66	22.15	33	6.60%	14.59%	0.26%	0.00%	0.15%
December 31, 2016	—	19.33	19.33	—	5.17%	5.17%	0.00%	0.00%	—
December 31, 2015	1	18.38	18.38	27	-5.55%	-5.55%	0.74%	0.00%	—
Inception April 17, 2015	—	19.46	19.46	—
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate II Fund
December 31, 2018	—	21.16	21.16	8	-6.78%	-6.78%	3.33%	0.00%	0.00%
December 31, 2017	—	10.66	22.70	9	6.60%	10.46%	3.96%	0.00%	0.15%
December 31, 2016	—	20.55	20.55	—	0.54%	0.54%	—	0.00%	—
December 31, 2015	—	20.44	20.44	—	-3.13%	-3.13%		0.00%	—
Inception April 17, 2015	—	21.10	21.10	—
Income II Fund
December 31, 2018	4	23.53	23.53	90	-4.31%	-4.31%	5.27%	0.00%	0.00%
December 31, 2017	3	10.60	24.59	74	6.00%	9.68%	4.62%	0.00%	0.15%
December 31, 2016	1	22.42	22.42	27	14.04%	14.04%	5.44%	0.00%	—
December 31, 2015	—	19.66	19.66	—	-8.81%	-8.81%		0.00%	—
Inception April 17, 2015	—	21.56	21.56	—
Mutual Shares II Fund
December 31, 2018	2	23.39	23.39	42	-9.06%	-9.06%	2.49%	0.00%	0.00%
December 31, 2017	1	10.33	25.72	38	3.30%	8.34%	1.18%	0.00%	0.15%
December 31, 2016	2	23.74	23.74	57	16.09%	16.09%	2.30%	0.00%	—
December 31, 2015	1	20.45	20.45	28	-8.46%	-8.46%	0.00%	0.00%	—
Inception April 17, 2015	—	22.34	22.34	—
Rising Dividends II Fund
December 31, 2018	13	12.81	12.81	162	-5.04%	-5.04%	1.29%	0.00%	0.00%
December 31, 2017	17	11.27	13.49	224	12.70%	20.55%	1.69%	0.00%	0.15%
December 31, 2016	11	11.19	11.19	128	16.08%	16.08%	1.53%	0.00%	—
December 31, 2015	—	9.64	9.64	—	-3.41%	-3.41%		0.00%	—
Inception July 31, 2015	—	9.98	9.98	—
Strategic Income II Fund
December 31, 2018	13	18.56	18.56	237	-2.11%	-2.11%	2.65%	0.00%	0.00%
December 31, 2017	9	10.19	18.96	162	1.90%	4.52%	2.81%	0.00%	0.15%
December 31, 2016	3	18.14	18.14	56	7.98%	7.98%	4.19%	0.00%	—
December 31, 2015	5	16.80	16.80	91	-5.62%	-5.62%	5.92%	0.00%	—
Inception April 17, 2015	—	17.80	17.80	—
Templeton Global Bond II Fund
December 31, 2018	26	17.63	17.63	461	1.97%	1.97%	0.00%	0.00%	0.00%
December 31, 2017	29	9.79	17.29	500	-2.10%	1.89%	0.00%	0.00%	0.15%
December 31, 2016	19	16.97	16.97	321	2.97%	2.97%	0.00%	0.00%	—
December 31, 2015	18	16.48	16.48	291	-5.40%	-5.40%	1.36%	0.00%	—
Inception April 17, 2015	—	17.42	17.42	—
U.S. Government Securities II Fund
December 31, 2018	3	12.63	12.63	35	0.32%	0.32%	2.73%	0.00%	0.00%
December 31, 2017	3	10.05	12.59	36	50.00%	1.29%	2.70%	0.00%	0.15%
December 31, 2016	5	12.43	12.43	57	0.73%	0.73%	2.70%	0.00%	—
December 31, 2015	5	12.34	12.34	57	-0.40%	-0.40%	0.00%	0.00%	—
Inception April 17, 2015	—	12.39	12.39	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Goldman Sachs Variable Insurance Trust:
Multi-Strategy Alternatives Fund
December 31, 2018	4	$9.19	$9.19	$39	-7.08%	-7.08%	2.26%	0.00%	0.00%
December 31, 2017	4	9.89	10.21	42	2.10%	5.10%	4.64%	0.00%	0.15%
December 31, 2016	1	9.41	9.41	10	0.32%	0.32%	0.71%	0.00%	—
December 31, 2015	—	9.38	9.38	—	-5.63%	-5.63%		0.00%	—
Inception April 17, 2015	—	9.94	9.94	—
Guggenheim Variable Insurance Funds:
Global Managed Futures Strategy Fund
December 31, 2018	10	6.90	6.90	66	-8.97%	-8.97%	0.00%	0.00%	0.00%
December 31, 2017	9	7.58	10.55	65	5.50%	8.75%	1.87%	0.00%	0.15%
December 31, 2016	1	6.97	6.97	8	-14.79%	-14.79%	3.85%	0.00%	—
December 31, 2015	—	8.18	8.18	3	-9.11%	-9.11%	0.00%	0.00%	—
Inception April 17, 2015	—	9.00	9.00	—
Long Short Equity Fund
December 31, 2018	1	16.43	16.43	18	-12.93%	-12.93%	0.00%	0.00%	0.00%
December 31, 2017	—	11.37	18.87	—	13.70%	14.85%	0.00%	0.00%	0.15%
December 31, 2016	—	16.43	16.43	—	0.67%	0.67%	0.00%	0.00%	—
December 31, 2015	—	16.32	16.32	—	-0.61%	-0.61%	0.00%	0.00%	—
Inception April 17, 2015	—	16.42	16.42	—
Multi-Hedge Strategies Fund
December 31, 2018	15	10.14	10.14	156	-5.06%	-5.06%	0.00%	0.00%	0.00%
December 31, 2017	14	10.28	10.68	146	280.00%	3.69%	0.00%	0.00%	0.15%
December 31, 2016	7	10.30	10.30	68	-0.48%	-0.48%	0.10%	0.00%	—
December 31, 2015	6	10.35	10.35	64	-0.58%	-0.58%	0.00%	0.00%	—
Inception April 17, 2015	—	10.41	10.41	—
Rydex Banking Fund
December 31, 2018	—	7.89	7.89	—	-19.24%	-19.24%	0.00%	0.00%	0.00%
December 31, 2017	5	9.77	11.24	46	12.40%	12.56%	0.00%	0.00%	0.15%
December 31, 2016	—	8.68	8.68	—	27.27%	27.27%	—	0.00%	—
December 31, 2015	—	6.82	6.82	—	-4.48%	-4.48%		0.00%	—
Inception April 17, 2015	—	7.14	7.14	—
Rydex Basic Materials Fund
December 31, 2018	—	19.69	19.69	—	-17.44%	-17.44%	0.00%	0.00%	0.00%
December 31, 2017	1	11.38	23.85	25	13.80%	21.44%	0.24%	0.00%	0.15%
December 31, 2016	6	19.64	19.64	121	30.85%	30.85%	0.00%	0.00%	—
December 31, 2015	—	15.01	15.01	—	-19.30%	-19.30%		0.00%	—
Inception April 17, 2015	—	18.60	18.60	—
Rydex Biotechnology Fund
December 31, 2018	2	44.93	44.93	68	-9.45%	-9.45%	0.00%	0.00%	0.00%
December 31, 2017	—	11.16	49.62	16	11.60%	29.45%	0.00%	0.00%	0.15%
December 31, 2016	—	38.33	38.33	—	-19.66%	-19.66%	0.00%	0.00%	—
December 31, 2015	—	47.71	47.71	3	-7.93%	-7.93%	0.00%	0.00%	—
Inception April 17, 2015	—	51.82	51.82	—
Rydex Commodities Strategy Fund
December 31, 2018	—	2.43	2.43	—	-15.33%	-15.33%	—	0.00%	0.00%
December 31, 2017	—	2.87	11.27	—	4.74%	12.70%	—	0.00%	0.15%
December 31, 2016	—	2.74	2.74	—	10.04%	10.04%	—	0.00%	—
December 31, 2015	—	2.49	2.49	—	-32.70%	-32.70%		0.00%	—
Inception April 17, 2015	—	3.70	3.70	—
Rydex Consumer Products Fund
December 31, 2018	10	27.82	27.82	276	-12.13%	-12.13%	0.47%	0.00%	0.00%
December 31, 2017	10	10.49	31.66	313	4.90%	11.52%	0.97%	0.00%	0.15%
December 31, 2016	10	28.39	28.39	274	5.42%	5.42%	0.79%	0.00%	—
December 31, 2015	28	26.93	26.93	748	2.86%	2.86%	0.00%	0.00%	—
Inception April 17, 2015	—	26.18	26.18	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Guggenheim Variable Insurance Funds: (continued)
Rydex Dow 2X Strategy Fund
December 31, 2018	—	$40.99	$40.99	$—	-14.23%	-14.23%	0.18%	0.00%	0.00%
December 31, 2017	—	14.09	47.79	—	40.90%	58.51%	—	0.00%	0.15%
December 31, 2016	—	30.15	30.15	—	30.75%	30.75%	—	0.00%	—
December 31, 2015	—	23.06	23.06	—	-4.32%	-4.32%		0.00%	—
Inception April 17, 2015	—	24.10	24.10	—
Rydex Electronics Fund
December 31, 2018	1	23.42	23.42	27	-12.71%	-12.71%	0.00%	0.00%	0.00%
December 31, 2017	1	11.82	26.83	35	18.20%	31.07%	0.00%	0.00%	1.50%
December 31, 2016	—	20.47	20.47	—	24.36%	24.36%	—	0.00%	—
December 31, 2015	—	16.46	16.46	—	-4.36%	-4.36%		0.00%	—
Inception April 17, 2015	—	17.21	17.21	—
Rydex Energy Fund
December 31, 2018	—	10.54	10.54	—	-25.51%	-25.51%	0.15%	0.00%	0.00%
December 31, 2017	2	10.70	14.15	30	-6.29%	7.00%	0.58%	0.00%	0.15%
December 31, 2016	1	15.10	15.10	20	31.42%	31.42%	0.40%	0.00%	—
December 31, 2015	—	11.49	11.49	3	-34.72%	-34.72%	0.00%	0.00%	—
Inception April 17, 2015	—	17.60	17.60	—
Rydex Energy Services Fund
December 31, 2018	—	5.58	5.58	—	-45.61%	-45.61%	0.00%	0.00%	0.00%
December 31, 2017	—	9.97	10.26	—	-18.64%	-0.30%	0.00%	0.00%	0.15%
December 31, 2016	—	12.61	12.61	—	23.14%	23.14%	0.00%	0.00%	—
December 31, 2015	—	10.24	10.24	—	-33.81%	-33.81%		0.00%	—
Inception April 17, 2015	—	15.47	15.47	—
Rydex Europe 1.25X Strategy Fund
December 31, 2018	—	8.97	8.97	—	-18.97%	-18.97%	0.00%	0.00%	0.00%
December 31, 2017	—	11.07	11.27	—	12.70%	28.57%	4.18%	0.00%	0.15%
December 31, 2016	—	8.61	8.61	—	-5.59%	-5.59%	—	0.00%	—
December 31, 2015	—	9.12	9.12	—	-13.64%	-13.64%		0.00%	—
Inception April 17, 2015	—	10.56	10.56	—
Rydex Financial Services Fund
December 31, 2018	—	12.82	12.82	—	-12.31%	-12.31%	0.00%	0.00%	0.00%
December 31, 2017	2	11.22	14.62	28	12.20%	15.57%	1.13%	0.00%	0.15%
December 31, 2016	1	12.65	12.65	17	15.84%	15.84%	0.00%	0.00%	—
December 31, 2015	—	10.92	10.92	—	-3.62%	-3.62%		0.00%	—
Inception April 17, 2015	—	11.33	11.33	—
Rydex Government Long Bond 1.2X Strategy Fund
December 31, 2018	1	18.40	18.40	13	-5.30%	-5.30%	1.65%	0.00%	0.00%
December 31, 2017	—	10.75	19.43	—	7.50%	9.65%	1.43%	0.00%	0.15%
December 31, 2016	—	17.72	17.72	—	-0.34%	-0.34%	1.16%	0.00%	—
December 31, 2015	—	17.78	17.78	—	-10.61%	-10.61%		0.00%	—
Inception April 17, 2015	—	19.89	19.89	—
Rydex Health Care Fund
December 31, 2018	—	30.96	30.96	15	1.24%	1.24%	0.00%	0.00%	0.00%
December 31, 2017	1	10.91	30.58	39	9.10%	22.86%	0.00%	0.00%	0.15%
December 31, 2016	1	24.89	24.89	15	-9.69%	-9.69%	0.00%	0.00%	—
December 31, 2015	9	27.56	27.56	235	-6.61%	-6.61%	0.00%	0.00%	—
Inception April 17, 2015	—	29.51	29.51	—
Rydex High Yield Strategy Fund
December 31, 2018	—	11.79	11.79	—	-0.84%	-0.84%	—	0.00%	0.00%
December 31, 2017	—	10.28	11.89	—	2.80%	6.83%	—	0.00%	0.15%
December 31, 2016	—	11.13	11.13	—	11.63%	11.63%	—	0.00%	—
December 31, 2015	—	9.97	9.97	—	-3.30%	-3.30%		0.00%	—
Inception April 17, 2015	—	10.31	10.31	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Guggenheim Variable Insurance Funds: (continued)
Rydex Internet Fund
December 31, 2018	—	$38.32	$38.32	$—	-3.21%	-3.21%	0.00%	0.00%	0.00%
December 31, 2017	1	11.59	39.59	38	15.90%	33.98%	0.00%	0.00%	0.15%
December 31, 2016	—	29.55	29.55	—	4.42%	4.42%	0.00%	0.00%	—
December 31, 2015	—	28.30	28.30	—	4.51%	4.51%		0.00%	—
Inception April 17, 2015	—	27.08	27.08	—
Rydex Inverse Dow 2X Strategy Fund
December 31, 2018	—	0.41	0.41	—	2.50%	2.50%	—	0.00%	0.00%
December 31, 2017	—	0.40	6.94	—	-39.39%	-30.60%	—	0.00%	0.15%
December 31, 2016	—	0.66	0.66	—	-29.03%	-29.03%	—	0.00%	—
December 31, 2015	—	0.93	0.93	—	-5.10%	-5.10%		0.00%	—
Inception April 17, 2015	—	0.98	0.98	—
Rydex Inverse Government Long Bond Strategy Fund
December 31, 2018	1	3.85	3.85	5	3.77%	3.77%	0.00%	0.00%	0.00%
December 31, 2017	6	3.71	9.30	22	-8.85%	-7.00%	0.00%	0.00%	0.15%
December 31, 2016	—	4.07	4.07	—	-2.86%	-2.86%	—	0.00%	—
December 31, 2015	—	4.19	4.19	—	5.54%	5.54%		0.00%	—
Inception April 17, 2015	—	3.97	3.97	—
Rydex Inverse Mid-Cap Strategy Fund
December 31, 2018	—	2.00	2.00	—	10.50%	10.50%	—	0.00%	0.00%
December 31, 2017	—	1.81	9.07	—	-13.40%	-9.30%	—	0.00%	0.15%
December 31, 2016	—	2.09	2.09	—	-18.99%	-18.99%	—	0.00%	—
December 31, 2015	—	2.58	2.58	—	4.45%	4.45%		0.00%	—
Inception April 17, 2015	—	2.47	2.47	—
Rydex Inverse NASDAQ-100® Strategy Fund
December 31, 2018	22	1.33	1.33	29	-2.21%	-2.21%	0.00%	0.00%	0.00%
December 31, 2017	—	1.36	8.72	—	-24.86%	-12.80%	—	0.00%	0.15%
December 31, 2016	—	1.81	1.81	—	-9.50%	-9.50%	—	0.00%	—
December 31, 2015	—	2.00	2.00	—	-9.91%	-9.91%		0.00%	—
Inception April 17, 2015	—	2.22	2.22	—
Rydex Inverse Russell 2000® Strategy Fund
December 31, 2018	—	1.80	1.80	—	11.11%	11.11%	0.00%	0.00%	0.00%
December 31, 2017	—	1.62	9.05	—	-13.37%	-9.50%	—	0.00%	0.15%
December 31, 2016	—	1.87	1.87	—	-20.09%	-20.09%	—	0.00%	—
December 31, 2015	—	2.34	2.34	—	5.41%	5.41%		0.00%	—
Inception April 17, 2015	—	2.22	2.22	—
Rydex Inverse S&P 500 Strategy Fund
December 31, 2018	—	2.54	2.54	—	4.10%	4.10%	—	0.00%	0.00%
December 31, 2017	—	2.44	8.86	—	-17.57%	-11.40%	—	0.00%	0.15%
December 31, 2016	—	2.96	2.96	—	-11.90%	-11.90%	—	0.00%	—
December 31, 2015	—	3.36	3.36	—	-2.33%	-2.33%		0.00%	—
Inception April 17, 2015	—	3.44	3.44	—
Rydex Japan 2X Strategy Fund
December 31, 2018	—	19.23	19.23	—	-22.96%	-22.96%	—	0.00%	0.00%
December 31, 2017	—	13.38	24.96	—	3.80%	50.27%	—	0.00%	0.15%
December 31, 2016	—	16.61	16.61	—	8.92%	8.92%	—	0.00%	—
December 31, 2015	—	15.25	15.25	—	-12.31%	-12.31%		0.00%	—
Inception April 17, 2015	—	17.39	17.39	—
Rydex Leisure Fund
December 31, 2018	—	24.15	24.15	—	-13.41%	-13.41%	0.47%	0.00%	0.00%
December 31, 2017	—	10.68	27.89	—	6.80%	20.11%	0.73%	0.00%	0.15%
December 31, 2016	—	23.22	23.22	—	9.53%	9.53%	—	0.00%	—
December 31, 2015	—	21.20	21.20	—	-2.93%	-2.93%		0.00%	—
Inception April 17, 2015	—	21.84	21.84	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Guggenheim Variable Insurance Funds: (continued)
Rydex Mid Cap 1.5X Strategy Fund
December 31, 2018	—	$31.04	$31.04	$—	-19.40%	-19.40%	0.00%	0.00%	0.00%
December 31, 2017	—	11.43	38.51	—	14.30%	22.45%	0.00%	0.00%	0.15%
December 31, 2016	—	31.45	31.45	—	29.64%	29.64%	—	0.00%	—
December 31, 2015	—	24.26	24.26	—	-11.40%	-11.40%		0.00%	—
Inception April 17, 2015	—	27.38	27.38	—
Rydex NASDAQ-100® Fund
December 31, 2018	25	41.74	41.74	1,060	-1.81%	-1.81%	0.00%	0.00%	0.00%
December 31, 2017	1	11.34	42.51	60	13.40%	31.12%	0.00%	0.00%	0.15%
December 31, 2016	1	32.42	32.42	17	5.98%	5.98%	0.00%	0.00%	—
December 31, 2015	2	30.59	30.59	60	5.48%	5.48%	0.00%	0.00%	—
Inception April 17, 2015	—	29.00	29.00	—
Rydex NASDAQ-100® 2X Strategy Fund
December 31, 2018	5	88.78	88.78	449	-9.31%	-9.31%	0.00%	0.00%	0.00%
December 31, 2017	4	12.70	97.89	385	27.00%	69.48%	0.00%	0.00%	0.15%
December 31, 2016	3	57.76	57.76	196	9.60%	9.60%	0.00%	0.00%	—
December 31, 2015	3	52.70	52.70	182	9.25%	9.25%	0.00%	0.00%	—
Inception April 17, 2015	—	48.24	48.24	—
Rydex Nova Fund
December 31, 2018	—	28.78	28.78	—	-10.31%	-10.31%	0.00%	0.00%	0.00%
December 31, 2017	9	11.91	32.09	282	19.10%	31.79%	0.05%	0.00%	0.15%
December 31, 2016	9	24.35	24.35	214	15.73%	15.73%	0.00%	0.00%	—
December 31, 2015	—	21.04	21.04	—	-2.50%	-2.50%		0.00%	—
Inception April 17, 2015	—	21.58	21.58	—
Rydex Precious Metals Fund
December 31, 2018	—	8.92	8.92	—	-16.56%	-16.56%	0.00%	0.00%	0.00%
December 31, 2017	—	10.50	10.69	—	5.00%	7.01%	0.00%	0.00%	0.15%
December 31, 2016	8	9.99	9.99	78	65.67%	65.67%	0.00%	0.00%	—
December 31, 2015	—	6.03	6.03	—	-32.55%	-32.55%		0.00%	—
Inception April 17, 2015	—	8.94	8.94	—
Rydex Real Estate Fund
December 31, 2018	2	17.43	17.43	36	-7.34%	-7.34%	0.65%	0.00%	0.00%
December 31, 2017	3	10.27	18.81	63	2.70%	6.63%	3.42%	0.00%	0.15%
December 31, 2016	1	17.64	17.64	16	10.18%	10.18%	0.00%	0.00%	—
December 31, 2015	—	16.01	16.01	—	-3.38%	-3.38%		0.00%	—
Inception April 17, 2015	—	16.57	16.57	—
Rydex Retailing Fund
December 31, 2018	—	25.18	25.18	—	-3.23%	-3.23%	0.01%	0.00%	0.00%
December 31, 2017	1	10.79	26.02	25	7.90%	12.84%	0.00%	0.00%	0.15%
December 31, 2016	1	23.06	23.06	16	0.30%	0.30%	0.00%	0.00%	—
December 31, 2015	—	22.99	22.99	—	-5.97%	-5.97%		0.00%	—
Inception April 17, 2015	—	24.45	24.45	—
Rydex Russell 2000® 1.5X Strategy Fund
December 31, 2018	7	24.91	24.91	171	-19.57%	-19.57%	0.00%	0.00%	0.00%
December 31, 2017	—	11.36	30.97	—	13.60%	20.04%	0.00%	0.00%	0.15%
December 31, 2016	—	25.80	25.80	—	30.37%	30.37%	0.00%	0.00%	—
December 31, 2015	—	19.79	19.79	—	-13.99%	-13.99%		0.00%	—
Inception April 17, 2015	—	23.01	23.01	—
Rydex Russell 2000® 2X Strategy Fund
December 31, 2018	—	14.07	14.07	—	-26.22%	-26.22%	—	0.00%	0.00%
December 31, 2017	—	11.82	19.07	—	18.20%	26.29%	—	0.00%	0.15%
December 31, 2016	—	15.10	15.10	—	38.03%	38.03%	—	0.00%	—
December 31, 2015	—	10.94	10.94	—	-18.90%	-18.90%		0.00%	—
Inception April 17, 2015	—	13.49	13.49	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Guggenheim Variable Insurance Funds: (continued)
Rydex S&P 500 2X Strategy Fund
December 31, 2018	11	$31.19	$31.19	$352	-15.41%	-15.41%	0.05%	0.00%	0.00%
December 31, 2017	6	12.57	36.87	223	25.70%	43.52%	0.00%	0.00%	0.15%
December 31, 2016	—	25.69	25.69	—	20.38%	20.38%	—	0.00%	—
December 31, 2015	—	21.34	21.34	—	-3.79%	-3.79%		0.00%	—
Inception April 17, 2015	—	22.18	22.18	—
Rydex S&P 500 Pure Growth Fund
December 31, 2018	—	28.11	28.11	—	-5.64%	-5.64%	0.00%	0.00%	0.00%
December 31, 2017	—	11.35	29.79	—	13.50%	24.38%	0.00%	0.00%	0.15%
December 31, 2016	—	23.95	23.95	—	2.57%	2.57%	0.00%	0.00%	—
December 31, 2015	1	23.35	23.35	30	-3.27%	-3.27%	0.00%	0.00%	—
Inception April 17, 2015	—	24.14	24.14	—
Rydex S&P 500 Pure Value Fund
December 31, 2018	—	23.20	23.20	8	-13.30%	-13.30%	0.41%	0.00%	0.00%
December 31, 2017	2	11.31	26.76	51	13.10%	15.84%	0.47%	0.00%	0.15%
December 31, 2016	1	23.10	23.10	18	17.38%	17.38%	1.41%	0.00%	—
December 31, 2015	—	19.68	19.68	—	-9.60%	-9.60%		0.00%	—
Inception April 17, 2015	—	21.77	21.77	—
Rydex S&P MidCap 400 Pure Growth Fund
December 31, 2018	—	27.73	27.73	—	-14.83%	-14.83%	0.00%	0.00%	0.00%
December 31, 2017	—	11.03	32.56	—	10.30%	18.79%	0.00%	0.00%	0.15%
December 31, 2016	—	27.41	27.41	—	2.70%	2.70%	0.00%	0.00%	—
December 31, 2015	—	26.69	26.69	—	-6.15%	-6.15%	0.00%	0.00%	—
Inception April 17, 2015	—	28.44	28.44	—
Rydex S&P MidCap 400 Pure Value Fund
December 31, 2018	—	21.86	21.86	—	-18.98%	-18.98%	0.00%	0.00%	0.00%
December 31, 2017	—	11.24	26.98	—	12.40%	13.17%	0.00%	0.00%	0.15%
December 31, 2016	—	23.84	23.84	—	28.86%	28.86%	—	0.00%	—
December 31, 2015	—	18.50	18.50	—	-13.43%	-13.43%		0.00%	—
Inception April 17, 2015	—	21.37	21.37	—
Rydex S&P SmallCap 600 Pure Growth Fund
December 31, 2018	—	27.31	27.31	—	-9.03%	-9.03%	0.00%	0.00%	0.00%
December 31, 2017	—	10.91	30.02	—	9.10%	16.04%	0.00%	0.00%	0.15%
December 31, 2016	—	25.87	25.87	3	18.72%	18.72%	0.00%	0.00%	—
December 31, 2015	—	21.79	21.79	—	-8.71%	-8.71%	0.00%	0.00%	—
Inception April 17, 2015	—	23.87	23.87	—
Rydex S&P SmallCap 600 Pure Value Fund
December 31, 2018	—	17.42	17.42	—	-20.60%	-20.60%	0.00%	0.00%	0.00%
December 31, 2017	—	10.69	21.94	—	-0.27%	6.90%	0.00%	0.00%	0.15%
December 31, 2016	1	22.00	22.00	30	31.74%	31.74%	0.00%	0.00%	—
December 31, 2015	1	16.70	16.70	18	-15.44%	-15.44%	0.00%	0.00%	—
Inception April 17, 2015	—	19.75	19.75	—
Rydex Strengthening Dollar 2X Strategy Fund
December 31, 2018	—	8.38	8.38	2	11.73%	11.73%	0.00%	0.00%	0.00%
December 31, 2017	—	7.50	8.78	—	-17.58%	-12.20%	—	0.00%	0.15%
December 31, 2016	—	9.10	9.10	—	6.93%	6.93%	—	0.00%	—
December 31, 2015	—	8.51	8.51	—	-0.70%	-0.70%		0.00%	—
Inception April 17, 2015	—	8.57	8.57	—
Rydex Technology Fund
December 31, 2018	1	28.78	28.78	25	-1.51%	-1.51%	0.00%	0.00%	0.00%
December 31, 2017	1	11.67	29.22	40	16.70%	32.64%	0.00%	0.00%	0.15%
December 31, 2016	1	22.03	22.03	16	11.04%	11.04%	0.00%	0.00%	—
December 31, 2015	—	19.84	19.84	—	-1.20%	-1.20%		0.00%	—
Inception April 17, 2015	—	20.08	20.08	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Guggenheim Variable Insurance Funds: (continued)
Rydex Telecommunications Fund
December 31, 2018	—	$14.23	$14.23	$—	-5.26%	-5.26%	0.00%	0.00%	0.00%
December 31, 2017	2	10.42	15.02	24	4.20%	5.85%	1.26%	0.00%	0.15%
December 31, 2016	1	14.19	14.19	19	17.37%	17.37%	0.00%	0.00%	—
December 31, 2015	—	12.09	12.09	—	-8.34%	-8.34%		0.00%	—
Inception April 17, 2015	—	13.19	13.19	—
Rydex Transportation Fund
December 31, 2018	—	24.88	24.88	—	-20.05%	-20.05%	0.00%	0.00%	0.00%
December 31, 2017	1	11.66	31.12	43	16.60%	22.04%	0.00%	0.00%	0.15%
December 31, 2016	—	25.50	25.50	—	15.44%	15.44%	0.00%	0.00%	—
December 31, 2015	—	22.09	22.09	—	-12.10%	-12.10%		0.00%	—
Inception April 17, 2015	—	25.13	25.13	—
Rydex Utilities Fund
December 31, 2018	—	25.30	25.30	—	3.82%	3.82%	0.00%	0.00%	0.00%
December 31, 2017	1	10.49	24.37	23	4.90%	10.97%	1.39%	0.00%	0.15%
December 31, 2016	1	21.96	21.96	16	16.38%	16.38%	0.00%	0.00%	—
December 31, 2015	—	18.87	18.87	—	-3.18%	-3.18%	0.00%	0.00%	—
Inception April 17, 2015	—	19.49	19.49	—
Rydex Weakening Dollar 2X Strategy Fund
December 31, 2018	—	6.95	6.95	—	-11.69%	-11.69%	—	0.00%	0.00%
December 31, 2017	—	7.87	11.26	—	12.60%	19.24%	—	0.00%	0.15%
December 31, 2016	—	6.60	6.60	—	-8.59%	-8.59%	—	0.00%	—
December 31, 2015	—	7.22	7.22	—	-3.35%	-3.35%		0.00%	—
Inception April 17, 2015	—	7.47	7.47	—
Variable Series Floating Rate Strategies Fund
December 31, 2018	51	11.78	11.78	604	-0.76%	-0.76%	2.68%	0.00%	0.00%
December 31, 2017	38	10.22	11.87	451	2.20%	3.49%	2.03%	0.00%	0.15%
December 31, 2016	88	11.47	11.47	1,015	8.51%	8.51%	3.83%	0.00%	—
December 31, 2015	22	10.57	10.57	233	-1.49%	-1.49%	0.00%	0.00%	—
Inception April 17, 2015	—	10.73	10.73	—
Variable Series High Yield Fund
December 31, 2018	8	14.74	14.74	123	-4.10%	-4.10%	5.79%	0.00%	0.00%
December 31, 2017	10	10.29	15.37	160	2.90%	6.22%	7.93%	0.00%	0.15%
December 31, 2016	—	14.47	14.47	—	17.45%	17.45%	—	0.00%	—
December 31, 2015	—	12.32	12.32	—	-7.16%	-7.16%		0.00%	—
Inception April 17, 2015	—	13.27	13.27	—
Variable Series Small Cap Value Fund
December 31, 2018	1	17.98	17.98	17	-12.68%	-12.68%	0.32%	0.00%	0.00%
December 31, 2017	1	10.32	20.59	19	3.20%	3.73%	0.00%	0.00%	0.15%
December 31, 2016	—	19.85	19.85	—	26.59%	26.59%	—	0.00%	—
December 31, 2015	—	15.68	15.68	—	-8.41%	-8.41%		0.00%	—
Inception April 17, 2015	—	17.12	17.12	—
Variable Series StylePlus Large Growth Fund
December 31, 2018	1	23.68	23.68	34	-3.66%	-3.66%	1.59%	0.00%	0.00%
December 31, 2017	1	11.64	24.58	35	16.40%	30.12%	1.57%	0.00%	0.15%
December 31, 2016	—	18.89	18.89	—	8.75%	8.75%	—	0.00%	—
December 31, 2015	—	17.37	17.37	—	1.05%	1.05%		0.00%	—
Inception April 17, 2015	—	17.19	17.19	—
Variable Series StylePlus Mid Growth Fund
December 31, 2018	1	21.84	21.84	12	-7.10%	-7.10%	1.30%	0.00%	0.00%
December 31, 2017	1	11.44	23.51	15	14.40%	24.66%	1.02%	0.00%	0.15%
December 31, 2016	—	18.86	18.86	—	8.64%	8.64%	—	0.00%	—
December 31, 2015	—	17.36	17.36	—	-5.75%	-5.75%		0.00%	—
Inception April 17, 2015	—	18.42	18.42	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Guggenheim Variable Insurance Funds: (continued)
Variable Series U.S. Total Return Bond Fund
December 31, 2018	82	$14.15	$14.15	$1,159	1.14%	1.14%	4.47%	0.00%	0.00%
December 31, 2017	69	10.39	13.99	959	3.90%	6.71%	3.08%	0.00%	0.15%
December 31, 2016	3	13.11	13.11	35	6.85%	6.85%	0.00%	0.00%	—
December 31, 2015	—	12.27	12.27	—	-1.05%	-1.05%		0.00%	—
Inception April 17, 2015	—	12.40	12.40	—
Invesco Variable Insurance Funds:
Balanced Risk Allocation Fund
December 31, 2018	24	12.16	12.16	295	-6.75%	-6.75%	2.22%	0.00%	0.00%
December 31, 2017	6	10.69	13.04	72	6.90%	9.86%	6.40%	0.00%	0.15%
December 31, 2016	—	11.87	11.87	—	11.56%	11.56%	1.53%	0.00%	—
December 31, 2015	—	10.64	10.64	—	-8.90%	-8.90%		0.00%	—
Inception April 17, 2015	—	11.68	11.68	—
Comstock Fund
December 31, 2018	—	20.89	20.89	—	-12.15%	-12.15%	0.00%	0.00%	0.00%
December 31, 2017	—	11.53	23.78	—	15.30%	17.84%	7.43%	0.00%	0.15%
December 31, 2016	—	20.18	20.18	—	17.33%	17.33%	0.00%	0.00%	—
December 31, 2015	1	17.20	17.20	26	-7.92%	-7.92%	0.00%	0.00%	—
Inception April 17, 2015	—	18.68	18.68	—
Core Equity Fund
December 31, 2018	—	19.73	19.73	—	-9.37%	-9.37%	0.00%	0.00%	0.00%
December 31, 2017	—	10.75	21.77	—	7.50%	13.15%	0.00%	0.00%	0.15%
December 31, 2016	—	19.24	19.24	—	10.26%	10.26%	—	0.00%	—
December 31, 2015	—	17.45	17.45	—	-6.78%	-6.78%		0.00%	—
Inception April 17, 2015	—	18.72	18.72	—
Core Plus Bond Fund
December 31, 2018	26	10.64	10.64	274	-2.30%	-2.30%	3.71%	0.00%	0.00%
December 31, 2017	17	10.31	10.89	184	3.10%	6.35%	0.00%	0.00%	0.15%
December 31, 2016	—	10.24	10.24	—	2.40%	2.40%	—	0.00%	—
December 31, 2015	—	10.00	10.00	—
Inception April 17, 2015
Diversified Dividend Fund
December 31, 2018	18	19.04	19.04	340	-7.57%	-7.57%	2.34%	0.00%	0.00%
December 31, 2017	14	10.59	20.60	290	5.90%	8.59%	1.72%	0.00%	0.15%
December 31, 2016	10	18.97	18.97	193	14.76%	14.76%	1.29%	0.00%	—
December 31, 2015	1	16.53	16.53	21	0.06%	0.06%	0.00%	0.00%	—
Inception April 17, 2015	—	16.52	16.52	—
Equity and Income Fund
December 31, 2018	30	17.87	17.87	540	-9.52%	-9.52%	2.38%	0.00%	0.00%
December 31, 2017	23	10.78	19.75	458	7.80%	11.02%	2.37%	0.00%	0.15%
December 31, 2016	5	17.79	17.79	94	15.15%	15.15%	3.28%	0.00%	—
December 31, 2015	—	15.45	15.45	—	-3.68%	-3.68%		0.00%	—
Inception April 17, 2015	—	16.04	16.04	—
Global Real Estate Fund
December 31, 2018	7	20.31	20.31	138	-6.15%	-6.15%	3.73%	0.00%	0.00%
December 31, 2017	3	10.78	21.64	71	7.80%	13.06%	3.61%	0.00%	0.15%
December 31, 2016	1	19.14	19.14	24	2.03%	2.03%	1.60%	0.00%	—
December 31, 2015	1	18.76	18.76	24	-5.92%	-5.92%	0.00%	0.00%	—
Inception April 17, 2015	—	19.94	19.94	—
Government Money Market Fund
December 31, 2018	1,177	10.23	10.23	12,046	1.59%	1.59%	1.57%	0.00%	0.00%
December 31, 2017	798	10.03	10.07	8,035	0.30%	0.50%	0.61%	0.00%	0.15%
December 31, 2016	328	10.02	10.02	3,286	0.10%	0.10%	0.10%	0.00%	—
December 31, 2015	237	10.01	10.01	2,374	0.00%	0.00%	0.01%	0.00%	—
Inception April 17, 2015	—	10.01	10.01	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Invesco Variable Insurance Funds: (continued)
Government Securities Fund
December 31, 2018	34	$14.00	$14.00	$482	0.57%	0.57%	2.64%	0.00%	0.00%
December 31, 2017	—	10.10	13.92	4	1.00%	1.98%	2.34%	0.00%	0.15%
December 31, 2016	1	13.65	13.65	8	1.19%	1.19%	2.12%	0.00%	—
December 31, 2015	—	13.49	13.49	—	-1.39%	-1.39%		0.00%	—
Inception April 17, 2015	—	13.68	13.68	—
Growth and Income Fund
December 31, 2018	—	20.18	20.18	—	-13.39%	-13.39%	—	0.00%	0.00%
December 31, 2017	—	11.07	23.30	—	10.70%	14.33%	—	0.00%	0.15%
December 31, 2016	—	20.38	20.38	—	19.67%	19.67%	—	0.00%	—
December 31, 2015	—	17.03	17.03	—	-4.22%	-4.22%		0.00%	—
Inception April 17, 2015	—	17.78	17.78	—
Health Care Fund
December 31, 2018	—	28.73	28.73	13	0.88%	0.88%	0.00%	0.00%	0.00%
December 31, 2017	—	10.34	28.48	13	3.40%	15.87%	0.85%	0.00%	0.15%
December 31, 2016	—	24.58	24.58	—	-11.49%	-11.49%	0.00%	0.00%	—
December 31, 2015	—	27.77	27.77	—	-6.78%	-6.78%		0.00%	—
Inception April 17, 2015	—	29.79	29.79	—
High Yield Fund
December 31, 2018	—	21.52	21.52	—	-3.37%	-3.37%	0.00%	0.00%	0.00%
December 31, 2017	—	10.28	22.27	—	2.80%	6.30%	—	0.00%	0.15%
December 31, 2016	—	20.95	20.95	—	11.20%	11.20%	—	0.00%	—
December 31, 2015	—	18.84	18.84	—	-6.55%	-6.55%		0.00%	—
Inception April 17, 2015	—	20.16	20.16	—
International Growth Fund
December 31, 2018	2	11.51	11.51	19	-14.99%	-14.99%	2.07%	0.00%	0.00%
December 31, 2017	2	11.12	13.54	22	11.20%	23.09%	1.43%	0.00%	0.15%
December 31, 2016	1	11.00	11.00	13	-0.45%	-0.45%	0.00%	0.00%	—
December 31, 2015	—	11.05	11.05	—	-8.60%	-8.60%		0.00%	—
Inception April 17, 2015	—	12.09	12.09	—
Mid Cap Core Equity Fund
December 31, 2018	—	21.32	21.32	6	-11.61%	-11.61%	0.04%	0.00%	0.00%
December 31, 2017	—	10.79	24.12	7	7.90%	14.64%	0.17%	0.00%	0.15%
December 31, 2016	—	21.04	21.04	6	13.18%	13.18%	0.00%	0.00%	—
December 31, 2015	2	18.59	18.59	32	-6.82%	-6.82%	0.13%	0.00%	—
Inception April 17, 2015	—	19.95	19.95	—
Technology Fund
December 31, 2018	8	30.62	30.62	244	-0.46%	-0.46%	0.00%	0.00%	0.00%
December 31, 2017	3	11.47	30.76	101	14.70%	35.15%	0.00%	0.00%	0.15%
December 31, 2016	—	22.76	22.76	5	-0.78%	-0.78%	0.00%	0.00%	—
December 31, 2015	—	22.94	22.94	—	3.43%	3.43%		0.00%	—
Inception April 17, 2015	—	22.18	22.18	—
Ivy Funds Variable Insurance Portfolios, Inc.:
Asset Strategy Portfolio
December 31, 2018	—	14.17	14.17	—	-5.41%	-5.41%	0.00%	0.00%	0.00%
December 31, 2017	—	11.08	14.98	—	10.80%	18.23%	0.98%	0.00%	0.15%
December 31, 2016	4	12.67	12.67	50	-2.54%	-2.54%	0.00%	0.00%	—
December 31, 2015	—	13.00	13.00	—	-10.78%	-10.78%		0.00%	—
Inception April 17, 2015	—	14.57	14.57	—
Balanced Portfolio
December 31, 2018	—	19.79	19.79	—	-3.23%	-3.23%	0.00%	0.00%	0.00%
December 31, 2017	—	10.58	20.45	—	5.80%	11.38%	—	0.00%	0.15%
December 31, 2016	—	18.36	18.36	—	2.00%	2.00%	—	0.00%	—
December 31, 2015	—	18.00	18.00	—	-3.23%	-3.23%		0.00%	—
Inception April 17, 2015	—	18.60	18.60	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Ivy Funds Variable Insurance Portfolios, Inc.: (continued)
Corporate Bond Portfolio
December 31, 2018	—	$12.96	$12.96	$—	-1.89%	-1.89%	—	0.00%	0.00%
December 31, 2017	—	10.21	13.21	—	2.10%	4.02%	—	0.00%	0.15%
December 31, 2016	—	12.70	12.70	—	4.01%	4.01%	—	0.00%	—
December 31, 2015	—	12.21	12.21	—	-2.01%	-2.01%		0.00%	—
Inception April 17, 2015	—	12.46	12.46	—
Energy Portfolio
December 31, 2018	—	8.05	8.05	—	-34.12%	-34.12%	0.00%	0.00%	0.00%
December 31, 2017	—	10.19	12.22	—	-12.65%	1.90%	0.00%	0.00%	0.15%
December 31, 2016	—	13.99	13.99	—	34.52%	34.52%	0.00%	0.00%	—
December 31, 2015	—	10.40	10.40	—	-27.78%	-27.78%	0.00%	0.00%	—
Inception April 17, 2015	—	14.40	14.40	—
Global Bond Portfolio
December 31, 2018	9	11.77	11.77	106	-0.17%	-0.17%	2.56%	0.00%	0.00%
December 31, 2017	3	10.21	11.79	38	2.10%	4.24%	1.63%	0.00%	0.15%
December 31, 2016	1	11.31	11.31	15	7.10%	7.10%	0.00%	0.00%	—
December 31, 2015	—	10.56	10.56	—	-4.52%	-4.52%		0.00%	—
Inception April 17, 2015	—	11.06	11.06	—
High Income Portfolio
December 31, 2018	5	18.81	18.81	99	-2.13%	-2.13%	4.86%	0.00%	0.00%
December 31, 2017	1	10.30	19.22	15	3.00%	6.72%	3.03%	0.00%	0.15%
December 31, 2016	—	18.01	18.01	1	16.19%	16.19%	7.26%	0.00%	—
December 31, 2015	—	15.50	15.50	1	-8.98%	-8.98%	0.00%	0.00%	—
Inception April 17, 2015	—	17.03	17.03	—
Limited-Term Bond Portfolio
December 31, 2018	3	10.55	10.55	27	0.76%	0.76%	1.66%	0.00%	0.00%
December 31, 2017	3	10.04	10.47	27	0.40%	1.45%	0.77%	0.00%	0.15%
December 31, 2016	—	10.32	10.32	5	1.88%	1.88%	0.00%	0.00%	—
December 31, 2015	—	10.13	10.13	—	-0.69%	-0.69%		0.00%	—
Inception April 17, 2015	—	10.20	10.20	—
Mid Cap Growth Portfolio
December 31, 2018	—	27.68	27.68	—	-0.04%	-0.04%	0.00%	0.00%	0.00%
December 31, 2017	—	11.60	27.69	—	16.00%	26.90%	0.00%	0.00%	0.15%
December 31, 2016	—	21.82	21.82	—	6.08%	6.08%	0.00%	0.00%	—
December 31, 2015	—	20.57	20.57	—	-9.90%	-9.90%		0.00%	—
Inception April 17, 2015	—	22.83	22.83	—
Natural Resources Portfolio
December 31, 2018	8	6.31	6.31	50	-23.24%	-23.24%	0.31%	0.00%	0.00%
December 31, 2017	—	8.22	10.95	—	3.01%	9.50%	—	0.00%	0.15%
December 31, 2016	—	7.98	7.98	—	23.72%	23.72%	—	0.00%	—
December 31, 2015	—	6.45	6.45	—	-27.20%	-27.20%		0.00%	—
Inception April 17, 2015	—	8.86	8.86	—
Science and Technology Portfolio
December 31, 2018	1	28.86	28.86	42	-5.22%	-5.22%	0.00%	0.00%	0.00%
December 31, 2017	1	11.58	30.45	45	15.80%	32.10%	0.00%	0.00%	0.15%
December 31, 2016	—	23.05	23.05	—	1.54%	1.54%	—	0.00%	—
December 31, 2015	—	22.70	22.70	—	-8.62%	-8.62%		0.00%	—
Inception April 17, 2015	—	24.84	24.84	—
Value Portfolio
December 31, 2018	—	22.12	22.12	—	-7.25%	-7.25%	—	0.00%	0.00%
December 31, 2017	—	10.85	23.85	—	8.50%	12.50%	—	0.00%	0.15%
December 31, 2016	—	21.20	21.20	—	11.17%	11.17%	—	0.00%	—
December 31, 2015	—	19.07	19.07	—	-3.93%	-3.93%		0.00%	—
Inception April 17, 2015	—	19.85	19.85	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Janus Henderson VIT Funds - Institutional:
Balanced Portfolio
December 31, 2018	62	$22.76	$22.76	$1,401	0.66%	0.66%	2.27%	0.00%	0.00%
December 31, 2017	51	11.13	22.61	1,157	11.30%	18.44%	1.79%	0.00%	0.15%
December 31, 2016	30	19.09	19.09	576	4.60%	4.60%	2.37%	0.00%	—
December 31, 2015	22	18.25	18.25	398	-1.56%	-1.56%	1.89%	0.00%	—
Inception April 17, 2015	—	18.54	18.54	—
Enterprise Portfolio
December 31, 2018	16	33.72	33.72	542	-0.41%	-0.41%	0.24%	0.00%	0.00%
December 31, 2017	17	11.61	33.86	572	16.10%	27.44%	0.60%	0.00%	0.15%
December 31, 2016	9	26.57	26.57	245	12.35%	12.35%	0.91%	0.00%	—
December 31, 2015	5	23.65	23.65	109	-2.71%	-2.71%	0.86%	0.00%	—
Inception April 17, 2015	—	24.31	24.31	—
Forty Portfolio
December 31, 2018	25	28.12	28.12	690	1.96%	1.96%	0.00%	0.00%	0.00%
December 31, 2017	20	11.26	27.58	545	12.60%	30.34%	0.00%	0.00%	0.15%
December 31, 2016	2	21.16	21.16	39	2.17%	2.17%	1.01%	0.00%	—
December 31, 2015	—	20.71	20.71	—	4.02%	4.02%		0.00%	—
Inception April 17, 2015	—	19.91	19.91	—
Global Research Portfolio
December 31, 2018	1	18.25	18.25	21	-6.89%	-6.89%	1.74%	0.00%	0.00%
December 31, 2017	—	11.39	19.60	5	13.90%	27.03%	0.00%	0.00%	0.15%
December 31, 2016	—	15.43	15.43	—	2.12%	2.12%	—	0.00%	—
December 31, 2015	—	15.11	15.11	—	-8.48%	-8.48%		0.00%	—
Inception April 17, 2015	—	16.51	16.51	—
Overseas Portfolio
December 31, 2018	1	11.97	11.97	17	-14.99%	-14.99%	1.93%	0.00%	0.00%
December 31, 2017	1	11.44	14.08	20	14.40%	31.10%	1.70%	0.00%	0.15%
December 31, 2016	—	10.74	10.74	—	-6.45%	-6.45%	0.00%	0.00%	—
December 31, 2015	—	11.48	11.48	—	-15.77%	-15.77%	1.67%	0.00%	—
Inception April 17, 2015	—	13.63	13.63	—
Mid Cap Value Portfolio
December 31, 2018	5	18.74	18.74	95	-13.64%	-13.64%	1.13%	0.00%	0.00%
December 31, 2017	4	11.01	21.70	85	10.10%	13.97%	0.83%	0.00%	0.15%
December 31, 2016	2	19.04	19.04	46	19.00%	19.00%	1.03%	0.00%	—
December 31, 2015	—	16.00	16.00	—	-4.08%	-4.08%		0.00%	—
Inception April 17, 2015	—	16.68	16.68	—
Research Portfolio
December 31, 2018	5	24.79	24.79	131	-2.56%	-2.56%	0.55%	0.00%	0.00%
December 31, 2017	6	11.28	25.44	146	12.80%	27.84%	0.43%	0.00%	0.15%
December 31, 2016	5	19.90	19.90	93	0.51%	0.51%	0.57%	0.00%	—
December 31, 2015	3	19.80	19.80	63	-1.10%	-1.10%	0.00%	0.00%	—
Inception April 17, 2015	—	20.02	20.02	—
Janus Henderson VIT Funds - Service:
Flexible Bond Portfolio
December 31, 2018	13	11.37	11.37	150	-1.30%	-1.30%	2.54%	0.00%	0.00%
December 31, 2017	30	10.16	11.52	341	1.60%	3.41%	2.54%	0.00%	0.15%
December 31, 2016	26	11.14	11.14	290	2.20%	2.20%	2.97%	0.00%	—
December 31, 2015	13	10.90	10.90	146	-2.24%	-2.24%	2.91%	0.00%	—
Inception April 17, 2015	—	11.15	11.15	—
Global Unconstrained Bond Portfolio
December 31, 2018	9	9.99	9.99	91	-3.76%	-3.76%	2.29%	0.00%	0.00%
December 31, 2017	10	10.05	10.38	104	0.50%	1.67%	6.59%	0.00%	0.15%
December 31, 2016	—	10.21	10.21	—	2.10%	2.10%	—	0.00%	—
Inception May 2, 2016	—	10.00	10.00	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Janus Henderson VIT Funds - Service: (continued)
US Low Volatility Portfolio
December 31, 2018	3	$11.43	$11.43	$34	-4.59%	-4.59%	1.84%	0.00%	0.00%
December 31, 2017	1	10.98	11.98	17	9.80%	15.41%	2.14%	0.00%	0.15%
December 31, 2016	—	10.38	10.38	—	3.80%	3.80%	—	0.00%	—
Inception November 11, 2016	—	10.00	10.00	—
John Hancock Variable Insurance Trust:
Emerging Markets Value Trust Fund
December 31, 2018	29	12.59	12.59	364	-13.59%	-13.59%	4.76%	0.10%	0.10%
December 31, 2017	3	11.57	14.57	42	15.70%	32.58%	1.54%	0.10%	0.25%
December 31, 2016	3	10.99	10.99	30	17.92%	17.92%	4.11%	0.10%	0.10%
December 31, 2015	—	9.32	9.32	—	-6.80%	-6.80%		0.10%	0.10%
Inception October 30, 2015	—	10.00	10.00	—
JPMorgan Insurance Trust:
Global Allocation Portfolio
December 31, 2018	20	11.30	11.30	229	-6.38%	-6.38%	0.00%	0.00%	0.00%
December 31, 2017	42	10.94	12.07	510	9.40%	16.84%	1.52%	0.00%	0.15%
December 31, 2016	8	10.33	10.33	81	5.84%	5.84%	4.05%	0.00%	—
December 31, 2015	—	9.76	9.76	—	-2.40%	-2.40%		0.00%	—
Inception October 30, 2015	—	10.00	10.00	—
Income Builder Portfolio
December 31, 2018	18	11.06	11.06	196	-4.90%	-4.90%	0.00%	0.00%	0.00%
December 31, 2017	18	10.71	11.63	206	7.10%	11.72%	3.54%	0.00%	0.15%
December 31, 2016	18	10.41	10.41	185	6.22%	6.22%	8.97%	0.00%	—
December 31, 2015	—	9.80	9.80	—	-2.00%	-2.00%		0.00%	—
Inception October 30, 2015	—	10.00	10.00	—
Lazard Retirement Series, Inc.:
Emerging Markets Equity Portfolio
December 31, 2018	12	24.41	24.41	301	-18.55%	-18.55%	1.78%	0.00%	0.00%
December 31, 2017	7	11.32	29.97	221	13.20%	27.80%	2.43%	0.00%	0.15%
December 31, 2016	3	23.45	23.45	78	20.81%	20.81%	1.21%	0.00%	—
December 31, 2015	2	19.41	19.41	40	-22.48%	-22.48%	1.46%	0.00%	—
Inception April 17, 2015	—	25.04	25.04	—
Global Dynamic Multi-Asset Portfolio
December 31, 2018	—	14.79	14.79	—	-6.57%	-6.57%	—	0.00%	0.00%
December 31, 2017	—	11.20	15.83	—	12.00%	20.56%	—	0.00%	0.15%
December 31, 2016	—	13.13	13.13	—	3.22%	3.22%	—	0.00%	—
December 31, 2015	—	12.72	12.72	—	-2.97%	-2.97%		0.00%	—
Inception April 17, 2015	—	13.11	13.11	—
International Equity Portfolio
December 31, 2018	14	16.91	16.91	239	-13.90%	-13.90%	0.58%	0.00%	0.00%
December 31, 2017	55	11.25	19.64	1,088	12.50%	22.37%	2.99%	0.00%	0.15%
December 31, 2016	35	16.05	16.05	565	-4.29%	-4.29%	1.55%	0.00%	—
December 31, 2015	22	16.77	16.77	361	-6.52%	-6.52%	3.22%	0.00%	—
Inception April 17, 2015	—	17.94	17.94	—
US Small-Mid Cap Equity Portfolio
December 31, 2018	7	24.38	24.38	171	-13.24%	-13.24%	0.03%	0.00%	0.00%
December 31, 2017	7	11.22	28.10	208	12.20%	13.95%	0.31%	0.00%	0.15%
December 31, 2016	7	24.66	24.66	170	15.77%	15.77%	0.00%	0.00%	—
December 31, 2015	4	21.30	21.30	76	-8.03%	-8.03%	0.00%	0.00%	—
Inception April 17, 2015	—	23.16	23.16	—
US Strategic Equity Portfolio
December 31, 2018	—	23.26	23.26	—	-3.33%	-3.33%	0.00%	0.00%	0.00%
December 31, 2017	—	20.37	24.06	—	9.40%	18.11%	0.00%	0.00%	0.15%
December 31, 2016	—	20.37	20.37	—	9.40%	9.40%	—	0.00%	—
December 31, 2015	—	18.62	18.62	—	-5.86%	-5.86%		0.00%	—
Inception April 17, 2015	—	19.78	19.78	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio
December 31, 2018	1	$22.19	$22.19	$18	-8.34%	-8.34%	0.70%	0.00%	0.00%
December 31, 2017	—	10.59	24.21	8	5.80%	16.28%	0.88%	0.00%	0.15%
December 31, 2016	—	20.82	20.82	—	1.22%	1.22%	—	0.00%	—
December 31, 2015	—	20.57	20.57	—	-7.59%	-7.59%		0.00%	—
Inception April 17, 2015	—	22.26	22.26	—
ClearBridge Dividend Strategy Portfolio
December 31, 2018	—	19.94	19.94	—	-4.82%	-4.82%	—	0.00%	0.00%
December 31, 2017	—	11.25	20.95	—	12.40%	19.17%	—	0.00%	0.15%
December 31, 2016	—	17.58	17.58	—	14.98%	14.98%	—	0.00%	—
December 31, 2015	—	15.29	15.29	—	-3.78%	-3.78%		0.00%	—
Inception April 17, 2015	—	15.89	15.89	—
ClearBridge Large Cap Growth Portfolio
December 31, 2018	2	27.37	27.37	62	0.00%	0.00%	0.29%	0.00%	0.00%
December 31, 2017	3	11.43	27.37	76	14.30%	25.78%	0.30%	0.00%	0.15%
December 31, 2016	2	21.76	21.76	42	7.40%	7.40%	0.56%	0.00%	—
December 31, 2015	—	20.26	20.26	—	5.58%	5.58%		0.00%	—
Inception April 17, 2015	—	19.19	19.19	—
ClearBridge Small Cap Growth Portfolio
December 31, 2018	24	19.81	19.81	480	3.18%	3.18%	0.00%	0.00%	0.00%
December 31, 2017	6	11.48	19.20	109	14.80%	23.95%	0.00%	0.00%	0.15%
December 31, 2016	5	15.49	15.49	79	5.52%	5.52%	0.00%	0.00%	—
December 31, 2015	3	14.68	14.68	41	-4.74%	-4.74%	0.00%	0.00%	—
Inception April 17, 2015	—	15.41	15.41	—
QS Dynamic Multi-Strategy Portfolio
December 31, 2018	1	12.81	12.81	15	-7.24%	-7.24%	2.17%	0.00%	0.00%
December 31, 2017	—	10.82	13.81	—	8.20%	13.85%	—	0.00%	0.15%
December 31, 2016	—	12.13	12.13	—	-0.49%	-0.49%	—	0.00%	—
December 31, 2015	—	12.19	12.19	—	-7.44%	-7.44%		0.00%	—
Inception April 17, 2015	—	13.17	13.17	—
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio
December 31, 2018	3	20.88	20.88	62	-3.91%	-3.91%	4.35%	0.00%	0.00%
December 31, 2017	5	10.36	21.73	99	3.60%	8.65%	9.60%	0.00%	0.15%
December 31, 2016	—	20.00	20.00	3	15.61%	15.61%	4.04%	0.00%	—
December 31, 2015	—	17.30	17.30	7	-8.32%	-8.32%	7.14%	0.00%	—
Inception April 17, 2015	—	18.87	18.87	—
Lord Abbett Series Fund, Inc.:
Bond Debenture Portfolio
December 31, 2018	7	19.03	19.03	142	-4.03%	-4.03%	1.77%	0.00%	0.00%
December 31, 2017	54	10.51	19.83	1,068	5.10%	9.20%	5.85%	0.00%	0.15%
December 31, 2016	10	18.16	18.16	176	12.17%	12.17%	0.95%	0.00%	—
December 31, 2015	8	16.19	16.19	137	-5.60%	-5.60%	8.71%	0.00%	—
Inception April 17, 2015	—	17.15	17.15	—
Calibrated Dividend Growth Portfolio
December 31, 2018	—	27.22	27.22	—	-4.66%	-4.66%	1.89%	0.00%	0.00%
December 31, 2017	12	11.31	28.55	348	13.10%	19.11%	1.76%	0.00%	0.15%
December 31, 2016	12	23.97	23.97	292	15.13%	15.13%	7.62%	0.00%	—
December 31, 2015	—	20.82	20.82	—	-2.25%	-2.25%		0.00%	—
Inception April 17, 2015	—	21.30	21.30	—
Growth and Income Portfolio
December 31, 2018	—	21.16	21.16	—	-8.16%	-8.16%	0.00%	0.00%	0.00%
December 31, 2017	—	11.09	23.04	—	10.90%	13.39%	0.00%	0.00%	0.15%
December 31, 2016	—	20.32	20.32	—	17.12%	17.12%	—	0.00%	—
December 31, 2015	—	17.35	17.35	—	-3.56%	-3.56%		0.00%	—
Inception April 17, 2015	—	17.99	17.99	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Lord Abbett Series Fund, Inc.: (continued)
International Opportunities Portfolio
December 31, 2018	11	$11.62	$11.62	$127	-23.65%	-23.65%	0.62%	0.00%	0.00%
December 31, 2017	10	12.02	15.22	149	20.20%	39.25%	1.37%	0.00%	0.15%
December 31, 2016	8	10.93	10.93	85	-4.29%	-4.29%	1.01%	0.00%	—
December 31, 2015	7	11.42	11.42	79	-1.21%	-1.21%	1.47%	0.00%	—
Inception April 17, 2015	—	11.56	11.56	—
MainStay VP Funds Trust: Service:
MacKay Convertible Fund - Service
December 31, 2018	21	10.34	10.34	214	-2.45%	-2.45%	1.37%	0.00%	0.00%
December 31, 2017	8	10.59	10.60	87	5.90%	6.00%	3.98%	0.00%	0.15%
Inception May 1, 2017	8	10.59	10.60	87	5.90%	6.00%	3.98%	0.00%	0.15%
MFS Variable Insurance Trust:
Growth Series - Service
December 31, 2018	6	13.55	13.55	81	2.34%	2.34%	0.00%	0.00%	0.00%
December 31, 2017	18	11.50	13.24	236	15.00%	31.09%	0.00%	0.00%	0.15%
December 31, 2016	19	10.10	10.10	196	2.23%	2.23%	0.00%	0.00%	—
December 31, 2015	—	9.88	9.88	—	-1.00%	-1.00%		0.00%	—
Inception July 31, 2015	—	9.98	9.98	—
Value Series - Service
December 31, 2018	9	11.48	11.48	101	-10.38%	-10.38%	1.31%	0.00%	0.00%
December 31, 2017	18	11.16	12.81	233	11.60%	17.42%	1.72%	0.00%	0.15%
December 31, 2016	20	10.91	10.91	221	13.76%	13.76%	2.13%	0.00%	—
December 31, 2015	—	9.59	9.59	—	-3.81%	-3.81%		0.00%	—
Inception July 31, 2015	—	9.97	9.97	—
Nationwide Variable Insurance Trust:
Bond Index Fund
December 31, 2018	28	11.06	11.06	312	-0.54%	-0.54%	3.78%	0.25%	0.25%
December 31, 2017	6	10.17	11.12	66	1.70%	3.06%	5.76%	0.25%	0.40%
December 31, 2016	2	10.79	10.79	25	2.08%	2.08%	2.75%	0.25%	0.25%
December 31, 2015	—	10.57	10.57	—	-1.95%	-1.95%		0.25%	0.25%
Inception April 17, 2015	—	10.78	10.78	—
DFA NVIT Capital Appreciation Fund
December 31, 2018	62	10.04	10.04	624	-10.04%	-10.04%	4.55%	0.00%	0.00%
December 31, 2017	—	11.15	11.16	—	11.50%	11.60%	—	0.00%	0.15%
Inception May 1, 2017	—	11.15	11.16	—	11.50%	11.60%	—	0.00%	0.15%
DFA NVIT Moderate Fund
December 31, 2018	—	10.07	10.07	—	-7.78%	-7.78%	—	0.00%	0.00%
December 31, 2017	—	10.91	10.92	—	9.10%	9.20%	—	0.00%	0.15%
Inception May 1, 2017	—	10.91	10.92	—	9.10%	9.20%	—	0.00%	0.15%
International Index Fund
December 31, 2018	138	10.13	10.13	1,398	-13.86%	-13.86%	3.60%	0.25%	0.25%
December 31, 2017	83	11.26	11.76	978	12.60%	24.84%	4.20%	0.25%	0.40%
December 31, 2016	30	9.42	9.42	282	0.75%	0.75%	3.61%	0.25%	0.25%
December 31, 2015	—	9.35	9.35	—	-8.51%	-8.51%		0.25%	0.25%
Inception April 17, 2015	—	10.22	10.22	—
Mid Cap Index Fund
December 31, 2018	32	13.13	13.13	414	-11.52%	-11.52%	1.59%	0.25%	0.25%
December 31, 2017	15	11.01	14.84	222	10.10%	15.67%	1.95%	0.25%	0.40%
December 31, 2016	4	12.83	12.83	49	20.24%	20.24%	1.86%	0.25%	0.25%
December 31, 2015	3	10.67	10.67	27	-7.06%	-7.06%	1.44%	0.25%	0.25%
Inception April 17, 2015	—	11.48	11.48	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Nationwide Variable Insurance Trust: (continued)
Multi-Manager International Value Fund
December 31, 2018	—	$9.42	$9.42	$—	-17.15%	-17.15%	—	0.00%	0.00%
December 31, 2017	—	11.36	11.37	—	13.60%	13.70%	—	0.00%	0.15%
Inception May 1, 2017	—	10.00	10.00	—
Multi-Manager Mid Cap Value Fund
December 31, 2018	16	9.42	9.42	148	-13.10%	-13.10%	2.98%	0.00%	0.00%
December 31, 2017	5	10.83	10.84	49	8.30%	8.40%	0.00%	0.00%	0.15%
Inception May 1, 2017	—	10.00	10.00	—
Nationwide Fund
December 31, 2018	—	9.97	9.97	—	-0.30%	-0.30%	—	0.00%	0.00%
Inception May 1, 2018	—	10.00	10.00	—
Neuberger Berman NVIT Sustainable Equity Fund
December 31, 2018	—	10.47	10.47	—	-5.76%	-5.76%	—	0.00%	0.00%
December 31, 2017	—	11.10	11.11	—	11.00%	11.10%	—	0.00%	0.15%
Inception May 1, 2017	—	10.00	10.00	—
NW DoubleLine NVIT Total Return Tactical Fund
December 31, 2018	46	10.02	10.02	461	0.30%	0.30%	3.15%	0.25%	0.25%
December 31, 2017	12	9.99	9.99	118	-0.10%	-0.10%	3.95%	0.25%	0.40%
Inception November 3, 2017	—	10.00	10.00	—
S&P 500 Index Fund
December 31, 2018	76	14.75	14.75	1,116	-4.78%	-4.78%	2.24%	0.25%	0.25%
December 31, 2017	64	11.31	15.49	996	13.10%	21.30%	3.46%	0.25%	0.40%
December 31, 2016	2	12.77	12.77	24	11.53%	11.53%	2.27%	0.25%	0.25%
December 31, 2015	—	11.45	11.45	—	-0.61%	-0.61%		0.25%	0.25%
Inception April 17, 2015	—	11.52	11.52	—
Small Cap Index Fund
December 31, 2018	22	12.22	12.22	267	-11.32%	-11.32%	2.03%	0.25%	0.25%
December 31, 2017	11	10.98	13.78	145	9.80%	14.26%	2.42%	0.25%	0.40%
December 31, 2016	2	12.06	12.06	19	20.96%	20.96%	1.64%	0.25%	0.25%
December 31, 2015	1	9.97	9.97	11	-8.70%	-8.70%	3.01%	0.25%	0.25%
Inception April 17, 2015	—	10.92	10.92	—
Neuberger Berman Advisers Management Trust:
Large Cap Value Portfolio
December 31, 2018	—	23.84	23.84	—	-1.04%	-1.04%	0.00%	0.00%	0.00%
December 31, 2017	—	11.10	24.09	—	11.00%	13.36%	0.00%	0.00%	0.15%
December 31, 2016	—	21.25	21.25	7	27.32%	27.32%	0.00%	0.00%	—
December 31, 2015	—	16.69	16.69	—	-11.18%	-11.18%	0.00%	0.00%	—
Inception April 17, 2015	—	18.79	18.79	—
Mid Cap Growth Portfolio
December 31, 2018	3	32.84	32.84	114	-6.41%	-6.41%	0.00%	0.00%	0.00%
December 31, 2017	4	11.46	35.09	129	14.60%	25.28%	0.00%	0.00%	0.15%
December 31, 2016	2	28.01	28.01	68	4.40%	4.40%	0.00%	0.00%	—
December 31, 2015	2	26.83	26.83	56	-6.16%	-6.16%	0.00%	0.00%	—
Inception April 17, 2015	—	28.59	28.59	—
Mid Cap Intrinsic Value Portfolio
December 31, 2018	7	23.86	23.86	157	-15.27%	-15.27%	0.44%	0.00%	0.00%
December 31, 2017	8	10.89	28.16	232	8.90%	16.75%	0.85%	0.00%	0.15%
December 31, 2016	7	24.12	24.12	169	16.18%	16.18%	0.76%	0.00%	—
December 31, 2015	5	20.76	20.76	101	-12.29%	-12.29%	0.85%	0.00%	—
Inception April 17, 2015	—	23.67	23.67	—
Short Duration Bond Portfolio
December 31, 2018	9	12.53	12.53	115	1.05%	1.05%	1.58%	0.00%	0.00%
December 31, 2017	7	10.02	12.40	87	0.20%	0.90%	1.29%	0.00%	0.15%
December 31, 2016	4	12.29	12.29	44	1.24%	1.24%	1.12%	0.00%	—
December 31, 2015	4	12.14	12.14	43	-0.41%	-0.41%	0.00%	0.00%	—
Inception April 17, 2015	—	12.19	12.19	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Neuberger Berman Advisers Management Trust: (continued)
Sustainable Equity Portfolio
December 31, 2018	1	$26.80	$26.80	$20	-5.73%	-5.73%	0.49%	0.00%	0.00%
December 31, 2017	1	28.43	28.43	21	18.41%	18.41%	0.53%	0.00%	0.00%
December 31, 2016	1	24.01	24.01	18	9.89%	9.89%	1.45%	0.00%	—
December 31, 2015	—	21.85	21.85	—	-2.15%	-2.15%		0.00%	—
Inception April 17, 2015	—	22.33	22.33	—
US Equity Index PutWrite Strategy Portfolio
December 31, 2018	3	9.15	9.15	27	-6.82%	-6.82%	0.00%	0.00%	0.00%
December 31, 2017	3	9.82	10.57	29	5.70%	6.74%	0.00%	0.00%	0.15%
December 31, 2016	3	9.20	9.20	27	-0.65%	-0.65%	0.00%	0.00%	—
December 31, 2015	3	9.26	9.26	32	-7.58%	-7.58%	0.00%	0.00%	—
Inception April 17, 2015	—	10.02	10.02	—
Northern Lights Variable Trust:
7Twelve Balanced Portfolio
December 31, 2018	21	10.04	10.04	215	-8.48%	-8.48%	1.00%	0.00%	0.00%
December 31, 2017	19	10.70	10.97	213	7.00%	10.58%	0.83%	0.00%	0.15%
December 31, 2016	—	9.92	9.92	—	9.37%	9.37%	—	0.00%	—
December 31, 2015	—	9.07	9.07	—	-9.57%	-9.57%		0.00%	—
Inception April 17, 2015	—	10.03	10.03	—
BTS Tactical Fixed Income Fund
December 31, 2018	1	10.57	10.57	7	-6.13%	-6.13%	1.83%	0.00%	0.00%
December 31, 2017	1	10.04	11.26	13	0.40%	2.93%	1.48%	0.00%	0.15%
December 31, 2016	3	10.94	10.94	27	13.13%	13.13%	0.02%	0.00%	—
December 31, 2015	—	9.67	9.67	—	-3.30%	-3.30%		0.00%	—
Inception April 17, 2015	—	10.00	10.00	—
Power Dividend Index Portfolio
December 31, 2018	4	15.31	15.31	59	-8.05%	-8.05%	1.94%	0.00%	0.00%
December 31, 2017	—	10.93	16.65	—	9.30%	10.93%	—	0.00%	0.15%
December 31, 2016	—	15.01	15.01	—	0.67%	0.67%	—	0.00%	—
December 31, 2015	—	14.91	14.91	—	-7.45%	-7.45%	—	—	—
Inception April 17, 2015	—	16.11	16.11	—
Power Income Portfolio
December 31, 2018	—	10.68	10.68	—	-3.26%	-3.26%	—	0.00%	0.00%
December 31, 2017	—	10.06	11.04	—	0.60%	2.13%	—	0.00%	0.15%
December 31, 2016	—	10.81	10.81	—	4.34%	4.34%	—	0.00%	—
December 31, 2015	—	10.36	10.36	—	-3.18%	-3.18%	—	—	—
Inception April 17, 2015	—	10.70	10.70	—
Power Momentum Portfolio
December 31, 2018	—	18.82	18.82	6	-2.64%	-2.64%	0.31%	0.00%	0.00%
December 31, 2017	—	11.30	19.33	6	13.00%	20.89%	1.37%	0.00%	0.15%
December 31, 2016	—	15.99	15.99	5	5.41%	5.41%	0.00%	0.00%	—
December 31, 2015	—	15.17	15.17	—	-2.32%	-2.32%	0.00%	0.00%	—
Inception April 17, 2015	—	15.53	15.53	—
Probabilities Fund
December 31, 2018	—	10.35	10.35	—	-15.51%	-15.51%	0.00%	0.00%	0.00%
December 31, 2017	—	10.75	12.25	—	7.50%	15.68%	0.00%	0.00%	0.15%
December 31, 2016	—	10.59	10.59	—	2.32%	2.32%	0.00%	0.00%	—
December 31, 2015	—	10.35	10.35	—	-3.90%	-3.90%	0.00%	0.00%	—
Inception April 17, 2015	—	10.77	10.77	—
TOPS Conservative ETF- Class 2
December 31, 2018	—	12.46	12.46	—	-2.66%	-2.66%	—	0.00%	0.00%
December 31, 2017	—	10.40	12.80	—	4.00%	6.84%	—	0.00%	0.15%
December 31, 2016	—	11.98	11.98	—	5.83%	5.83%	—	0.00%	—
December 31, 2015	—	11.32	11.32	—	-3.90%	-3.90%	—	—	—
Inception April 17, 2015	—	11.78	11.78	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Northern Lights Variable Trust: (continued)
TOPS Managed Risk Balanced ETF- Class 2
December 31, 2018	—	$12.81	$12.81	$—	-6.09%	-6.09%	—	0.00%	0.00%
December 31, 2017	—	10.64	13.64	—	6.40%	10.62%	—	0.00%	0.15%
December 31, 2016	—	12.33	12.33	—	6.20%	6.20%	—	0.00%	—
December 31, 2015	—	11.61	11.61	—	-7.12%	-7.12%	—	—	—
Inception April 17, 2015	—	12.50	12.50	—
TOPS Managed Risk Growth ETF- Class 2
December 31, 2018	—	12.23	12.23	—	-8.73%	-8.73%	—	0.00%	0.00%
December 31, 2017	—	11.08	13.40	—	10.80%	17.65%	—	0.00%	0.15%
December 31, 2016	—	11.39	11.39	—	5.56%	5.56%	—	0.00%	—
December 31, 2015	—	10.79	10.79	—	-11.05%	-11.05%	—	—	—
Inception April 17, 2015	—	12.13	12.13	—
TOPS Managed Risk Moderate Growth ETF- Class 2
December 31, 2018	—	13.27	13.27	—	-7.20%	-7.20%	0.00%	0.00%	0.00%
December 31, 2017	—	10.85	14.30	—	8.50%	13.85%	0.00%	0.00%	0.15%
December 31, 2016	—	12.56	12.56	—	6.26%	6.26%	—	0.00%	—
December 31, 2015	—	11.82	11.82	—	-9.22%	-9.22%	—	—	—
Inception April 17, 2015	—	13.02	13.02	—
Oppenheimer Variable Account Funds:
Global Fund
December 31, 2018	2	19.27	19.27	34	-13.39%	-13.39%	0.53%	0.00%	0.00%
December 31, 2017	3	11.79	22.25	62	17.90%	36.34%	0.61%	0.00%	0.15%
December 31, 2016	—	16.32	16.32	—	-0.18%	-0.18%	0.00%	0.00%	—
December 31, 2015	—	16.35	16.35	—	-4.33%	-4.33%	0.00%	0.00%	—
Inception April 17, 2015	—	17.09	17.09	—
Global Multi-Alternatives Fund
December 31, 2018	2	9.62	9.62	22	-3.32%	-3.32%	0.00%	0.00%	0.00%
December 31, 2017	—	9.94	9.95	—	-0.60%	0.20%	—	0.00%	0.15%
December 31, 2016	—	9.93	9.93	—	3.44%	3.44%	—	0.00%	—
December 31, 2015	—	9.60	9.60	—	-5.04%	-5.04%	—	—	—
Inception April 17, 2015	—	10.11	10.11	—
Global Strategic Income Fund
December 31, 2018	2	12.16	12.16	19	-4.55%	-4.55%	4.54%	0.00%	0.00%
December 31, 2017	2	10.29	12.74	20	2.90%	5.99%	0.00%	0.00%	0.15%
December 31, 2016	—	12.02	12.02	—	6.28%	6.28%	—	0.00%	—
December 31, 2015	—	11.31	11.31	—	-5.12%	-5.12%	—	—	—
Inception April 17, 2015	—	11.92	11.92	—
International Growth Fund
December 31, 2018	4	14.66	14.66	56	-19.54%	-19.54%	0.61%	0.00%	0.00%
December 31, 2017	3	11.23	18.22	51	12.30%	26.44%	0.95%	0.00%	0.15%
December 31, 2016	2	14.41	14.41	22	-2.70%	-2.70%	0.78%	0.00%	—
December 31, 2015	2	14.81	14.81	27	-3.71%	-3.71%	1.04%	0.00%	—
Inception April 17, 2015	—	15.38	15.38	—
Main Street® Fund
December 31, 2018	2	21.78	21.78	36	-8.10%	-8.10%	1.84%	0.00%	0.00%
December 31, 2017	—	10.86	23.70	—	8.60%	16.63%	4.81%	0.00%	0.15%
December 31, 2016	—	20.32	20.32	—	11.28%	11.28%	—	0.00%	—
December 31, 2015	—	18.26	18.26	—	0.61%	0.61%	—	—	—
Inception April 17, 2015	—	18.15	18.15	—
Total Return Bond Fund
December 31, 2018	14	12.68	12.68	182	-1.25%	-1.25%	2.98%	0.00%	0.00%
December 31, 2017	9	10.25	12.84	117	2.50%	4.31%	1.96%	0.00%	0.15%
December 31, 2016	3	12.31	12.31	38	3.10%	3.10%	4.01%	0.00%	—
December 31, 2015	4	11.94	11.94	49	-2.13%	-2.13%	0.00%	0.00%	—
Inception April 17, 2015	—	12.20	12.20	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
PIMCO Variable Insurance Trust:
All Asset Portfolio
December 31, 2018	—	$17.12	$17.12	$—	-5.41%	-5.41%	0.00%	0.00%	0.00%
December 31, 2017	—	10.78	18.10	—	7.80%	13.55%	0.00%	0.00%	0.15%
December 31, 2016	—	15.94	15.94	—	12.89%	12.89%	0.00%	0.00%	—
December 31, 2015	3	14.12	14.12	38	-11.19%	-11.19%	4.91%	0.00%	—
Inception April 17, 2015	—	15.90	15.90	—
All Asset All Authority Portfolio - Admin
December 31, 2018	17	9.75	9.75	168	-6.61%	-6.61%	3.33%	0.00%	0.00%
December 31, 2017	—	10.44	10.60	—	6.00%	11.06%	—	0.00%	0.15%
December 31, 2016	—	9.40	9.40	—	13.66%	13.66%	—	0.00%	—
December 31, 2015	—	8.27	8.27	—	-14.12%	-14.12%	—	—	—
Inception April 17, 2015	—	9.63	9.63	—
CommodityRealReturn Strategy Portfolio
December 31, 2018	6	5.97	5.97	38	-14.10%	-14.10%	2.12%	0.00%	0.00%
December 31, 2017	8	6.95	10.54	58	2.21%	5.40%	11.01%	0.00%	0.15%
December 31, 2016	4	6.80	6.80	26	15.06%	15.06%	1.12%	0.00%	—
December 31, 2015	4	5.91	5.91	21	-25.00%	-25.00%	0.00%	0.00%	—
Inception April 17, 2015	—	7.88	7.88	—
Dynamic Bond Portfolio
December 31, 2018	39	11.89	11.89	462	1.02%	1.02%	2.97%	0.00%	0.00%
December 31, 2017	5	10.24	11.77	58	2.40%	5.09%	1.75%	0.00%	0.15%
December 31, 2016	3	11.20	11.20	39	4.67%	4.67%	1.69%	0.00%	—
December 31, 2015	2	10.70	10.70	23	-2.10%	-2.10%	5.73%	0.00%	—
Inception April 17, 2015	—	10.93	10.93	—
Emerging Markets Bond Portfolio
December 31, 2018	13	19.67	19.67	255	-4.75%	-4.75%	4.07%	0.00%	0.00%
December 31, 2017	16	10.38	20.65	333	3.80%	9.90%	5.05%	0.00%	0.15%
December 31, 2016	10	18.79	18.79	181	13.33%	13.33%	5.29%	0.00%	—
December 31, 2015	8	16.58	16.58	137	-6.27%	-6.27%	3.98%	0.00%	—
Inception April 17, 2015	—	17.69	17.69	—
Global Bond Opportunities Unhedged Portfolio
December 31, 2018	2	16.28	16.28	36	-4.24%	-4.24%	8.07%	0.00%	0.00%
December 31, 2017	2	10.49	17.00	39	4.90%	8.63%	1.98%	0.00%	0.15%
December 31, 2016	2	15.65	15.65	35	4.06%	4.06%	1.55%	0.00%	—
December 31, 2015	—	15.04	15.04	—	-3.34%	-3.34%	0.00%	0.00%	—
Inception April 17, 2015	—	15.56	15.56	—
Global Core Bond Hedged Portfolio
December 31, 2018	—	10.80	10.80	—	1.12%	1.12%	—	0.00%	0.00%
December 31, 2017	—	10.26	10.68	—	2.60%	4.20%	—	0.00%	0.15%
December 31, 2016	—	10.25	10.25	—	6.88%	6.88%	—	0.00%	—
December 31, 2015	—	9.59	9.59	—	-4.48%	-4.48%	—	—	—
Inception April 17, 2015	—	10.04	10.04	—
Global Multi-Asset Portfolio
December 31, 2018	2	11.81	11.81	22	-5.44%	-5.44%	1.71%	0.00%	0.00%
December 31, 2017	2	10.78	12.49	23	7.80%	14.06%	2.72%	0.00%	1.50%
December 31, 2016	—	10.95	10.95	—	4.09%	4.09%	—	0.00%	—
December 31, 2015	—	10.52	10.52	—	-6.65%	-6.65%	—	—	—
Inception April 17, 2015	—	11.27	11.27	—
High Yield Portfolio
December 31, 2018	16	20.01	20.01	312	-2.68%	-2.68%	5.20%	0.00%	0.00%
December 31, 2017	10	10.30	20.56	204	3.00%	6.64%	4.84%	0.00%	0.15%
December 31, 2016	1	19.28	19.28	26	12.42%	12.42%	5.21%	0.00%	—
December 31, 2015	—	17.15	17.15	—	-4.93%	-4.93%	0.00%	0.00%	—
Inception April 17, 2015	—	18.04	18.04	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
PIMCO Variable Insurance Trust: (continued)
Income Portfolio
December 31, 2018	89	$11.45	$11.45	$1,016	0.44%	0.44%	3.19%	0.00%	0.00%
December 31, 2017	60	10.47	11.40	684	4.70%	8.06%	2.61%	0.00%	0.15%
December 31, 2016	22	10.55	10.55	230	5.50%	5.50%	11.88%	0.00%	—
Inception May 2, 2016	—	10.00	10.00	—
International Bond Unhedged Portfolio
December 31, 2018	1	13.62	13.62	18	-3.95%	-3.95%	4.46%	0.00%	0.00%
December 31, 2017	—	10.64	14.18	—	6.40%	10.78%	—	0.00%	0.15%
December 31, 2016	—	12.80	12.80	—	3.06%	3.06%	—	0.00%	—
December 31, 2015	—	12.42	12.42	—	-6.19%	-6.19%	—	—	—
Inception April 17, 2015	—	13.24	13.24	—
International Bond US Dollar-Hedged Portfolio
December 31, 2018	19	19.41	19.41	370	2.10%	2.10%	1.34%	0.00%	0.00%
December 31, 2017	11	10.18	19.01	211	1.80%	2.76%	5.04%	0.00%	0.15%
December 31, 2016	10	18.50	18.50	176	6.51%	6.51%	1.59%	0.00%	—
December 31, 2015	—	17.37	17.37	6	-2.36%	-2.36%	4.45%	0.00%	—
Inception April 17, 2015	—	17.79	17.79	—
Long-Term US Government Portfolio
December 31, 2018	5	20.78	20.78	114	-2.40%	-2.40%	2.40%	0.00%	0.00%
December 31, 2017	5	10.59	21.29	117	5.90%	8.96%	2.18%	0.00%	0.15%
December 31, 2016	6	19.54	19.54	126	0.67%	0.67%	2.00%	0.00%	—
December 31, 2015	—	19.41	19.41	—	-5.87%	-5.87%	0.00%	0.00%	—
Inception April 17, 2015	—	20.62	20.62	—
Low Duration Portfolio
December 31, 2018	14	14.30	14.30	196	0.35%	0.35%	1.85%	0.00%	0.00%
December 31, 2017	21	10.07	14.25	296	70.00%	1.35%	1.34%	0.00%	0.15%
December 31, 2016	21	14.06	14.06	292	1.37%	1.37%	1.49%	0.00%	—
December 31, 2015	16	13.87	13.87	227	-0.79%	-0.79%	12.27%	0.00%	—
Inception April 17, 2015	—	13.98	13.98	—
Real Return Portfolio
December 31, 2018	18	15.75	15.75	287	-2.23%	-2.23%	2.55%	0.00%	0.00%
December 31, 2017	18	10.16	16.11	294	1.60%	3.67%	2.43%	0.00%	0.15%
December 31, 2016	13	15.54	15.54	205	5.21%	5.21%	2.55%	0.00%	—
December 31, 2015	1	14.77	14.77	17	-5.80%	-5.80%	7.35%	0.00%	—
Inception April 17, 2015	—	15.68	15.68	—
Short-Term Portfolio
December 31, 2018	90	13.70	13.70	1,228	1.56%	1.56%	2.24%	0.00%	0.00%
December 31, 2017	23	10.15	13.49	306	1.50%	2.35%	1.72%	0.00%	0.15%
December 31, 2016	11	13.18	13.18	145	2.41%	2.41%	1.62%	0.00%	—
December 31, 2015	2	12.87	12.87	32	0.23%	0.23%	1.58%	0.00%	—
Inception April 17, 2015	—	12.84	12.84	—
Total Return Portfolio
December 31, 2018	70	18.46	18.46	1,295	-0.54%	-0.54%	2.52%	0.00%	0.00%
December 31, 2017	97	10.27	18.56	1,803	2.70%	4.92%	2.02%	0.00%	0.15%
December 31, 2016	65	17.69	17.69	1,149	2.67%	2.67%	2.07%	0.00%	—
December 31, 2015	23	17.23	17.23	401	-2.27%	-2.27%	11.97%	0.00%	—
Inception April 17, 2015	—	17.63	17.63	—
ProFunds VP:
Access VP High Yield Fund
December 31, 2018	—	16.51	16.51	—	-0.60%	-0.60%	—	0.00%	0.00%
December 31, 2017	—	10.18	16.61	—	1.80%	4.79%	—	0.00%	0.15%
December 31, 2016	—	15.85	15.85	—	9.01%	9.01%	—	0.00%	—
December 31, 2015	—	14.54	14.54	—	-2.09%	-2.09%	—	—	—
Inception April 17, 2015	—	14.85	14.85	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
ProFunds VP: (continued)
Asia 30 Fund
December 31, 2018	13	$10.63	$10.63	$142	-18.61%	-18.61%	0.45%	0.00%	0.00%
December 31, 2017	—	11.67	13.06	—	16.70%	32.86%	0.00%	0.00%	0.15%
December 31, 2016	—	9.83	9.83	—	0.61%	0.61%	—	0.00%	—
December 31, 2015	—	9.77	9.77	—	-17.41%	-17.41%	—	—	—
Inception April 17, 2015	—	11.83	11.83	—
Banks Fund
December 31, 2018	—	18.96	18.96	—	-17.92%	-17.92%	—	0.00%	0.00%
December 31, 2017	—	11.70	23.10	—	17.00%	17.92%	—	0.00%	0.15%
December 31, 2016	—	19.59	19.59	—	23.21%	23.21%	—	0.00%	—
December 31, 2015	—	15.90	15.90	—	2.45%	2.45%	—	—	—
Inception April 17, 2015	—	15.52	15.52	—
Basic Materials Fund
December 31, 2018	—	13.75	13.75	—	-17.66%	-17.66%	0.00%	0.00%	0.00%
December 31, 2017	—	11.46	16.70	—	14.60%	22.97%	0.00%	0.00%	0.15%
December 31, 2016	1	13.58	13.58	8	18.50%	18.50%	0.98%	0.00%	—
December 31, 2015	—	11.46	11.46	—	-15.11%	-15.11%	0.00%	0.00%	—
Inception April 17, 2015	—	13.50	13.50	—
Bear Fund
December 31, 2018	—	3.02	3.02	—	4.14%	4.14%	0.00%	0.00%	0.00%
December 31, 2017	—	2.90	8.81	—	-18.08%	-11.90%	0.00%	0.00%	0.15%
December 31, 2016	41	3.54	3.54	146	-13.02%	-13.02%	0.00%	0.00%	—
December 31, 2015	—	4.07	4.07	—	-2.40%	-2.40%	0.00%	0.00%	—
Inception April 17, 2015	—	4.17	4.17	—
Biotechnology Fund
December 31, 2018	—	32.81	32.81	—	-6.76%	-6.76%	—	0.00%	0.00%
December 31, 2017	—	11.13	35.19	—	11.30%	22.57%	—	0.00%	0.15%
December 31, 2016	—	28.71	28.71	—	-15.48%	-15.48%	—	0.00%	—
December 31, 2015	—	33.97	33.97	—	-4.42%	-4.42%	—	—	—
Inception April 17, 2015	—	35.54	35.54	—
Bull Fund
December 31, 2018	—	21.34	21.34	—	-6.16%	-6.16%	0.00%	0.00%	0.00%
December 31, 2017	—	11.19	22.74	7	11.90%	19.37%	0.00%	0.00%	0.15%
December 31, 2016	—	19.05	19.05	—	9.67%	9.67%	0.00%	0.00%	—
December 31, 2015	—	17.37	17.37	—	-1.59%	-1.59%	0.00%	0.00%	—
Inception April 17, 2015	—	17.65	17.65	—
Consumer Goods Fund
December 31, 2018	—	19.62	19.62	—	-14.81%	-14.81%	—	0.00%	0.00%
December 31, 2017	—	10.73	23.03	—	7.30%	15.09%	—	0.00%	0.15%
December 31, 2016	—	20.01	20.01	—	3.52%	3.52%	—	0.00%	—
December 31, 2015	—	19.33	19.33	—	2.33%	2.33%		0.00%	—
Inception April 17, 2015	—	18.89	18.89	—
Consumer Services Fund
December 31, 2018	3	27.34	27.34	73	0.63%	0.63%	0.00%	0.00%	0.00%
December 31, 2017	—	10.81	27.17	—	8.10%	18.39%	—	0.00%	0.15%
December 31, 2016	—	22.95	22.95	—	4.18%	4.18%	—	0.00%	—
December 31, 2015	—	22.03	22.03	—	1.10%	1.10%		0.00%	—
Inception April 17, 2015	—	21.79	21.79	—
Emerging Markets Fund
December 31, 2018	1	8.88	8.88	9	-15.27%	-15.27%	0.12%	0.00%	0.00%
December 31, 2017	2	10.48	11.64	24	16.40%	33.33%	0.02%	0.00%	0.15%
December 31, 2016	2	7.86	7.86	17	11.02%	11.02%	0.00%	0.00%	—
December 31, 2015	—	7.08	7.08	—	-19.73%	-19.73%	0.00%	0.00%	—
Inception April 17, 2015	—	8.82	8.82	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
ProFunds VP: (continued)
Europe 30 Fund
December 31, 2018	—	$12.43	$12.43	$—	-14.16%	-14.16%	1.80%	0.00%	0.00%
December 31, 2017	2	10.91	14.48	35	9.10%	19.77%	3.36%	0.00%	0.15%
December 31, 2016	—	12.09	12.09	—	7.75%	7.75%	0.00%	0.00%	—
December 31, 2015	—	11.22	11.22	—	-12.34%	-12.34%	0.00%	0.00%	—
Inception April 17, 2015	—	12.80	12.80	—
Falling U.S. Dollar Fund
December 31, 2018	—	7.07	7.07	—	-6.36%	-6.36%	—	0.00%	0.00%
December 31, 2017	—	7.55	10.57	—	5.70%	8.48%	—	0.00%	0.15%
December 31, 2016	—	6.96	6.96	—	-5.82%	-5.82%	—	0.00%	—
December 31, 2015	—	7.39	7.39	—	-2.51%	-2.51%	—	—	—
Inception April 17, 2015	—	7.58	7.58	—
Financials Fund
December 31, 2018	6	19.04	19.04	111	-10.40%	-10.40%	0.39%	0.00%	0.00%
December 31, 2017	5	11.47	21.25	105	14.70%	18.19%	0.46%	0.00%	0.15%
December 31, 2016	—	17.98	17.98	—	15.33%	15.33%	—	0.00%	—
December 31, 2015	—	15.59	15.59	—	-0.13%	-0.13%	—	—	—
Inception April 17, 2015	—	15.61	15.61	—
Government Money Market Fund
December 31, 2018	48	10.06	10.06	479	0.40%	0.40%	0.44%	0.00%	0.00%
December 31, 2017	9	9.99	10.02	86	-0.10%	0.10%	0.02%	0.00%	0.15%
December 31, 2016	48	10.01	10.01	484	0.00%	0.00%	0.02%	0.00%	—
December 31, 2015	20	10.01	10.01	200	0.00%	0.00%	0.02%	0.00%	—
Inception April 17, 2015	—	10.01	10.01	—
Health Care Fund
December 31, 2018	2	29.11	29.11	55	4.41%	4.41%	0.00%	0.00%	0.00%
December 31, 2017	—	10.96	27.88	—	9.60%	20.95%	—	0.00%	0.15%
December 31, 2016	—	23.05	23.05	—	-4.08%	-4.08%	—	0.00%	—
December 31, 2015	—	24.03	24.03	—	-2.67%	-2.67%	—	—	—
Inception April 17, 2015	—	24.69	24.69	—
Industrials Fund
December 31, 2018	1	21.69	21.69	16	-12.79%	-12.79%	0.09%	0.00%	0.00%
December 31, 2017	1	11.42	24.87	24	14.80%	22.39%	0.18%	0.00%	0.15%
December 31, 2016	1	20.32	20.32	17	17.59%	17.59%	0.00%	0.00%	—
December 31, 2015	—	17.28	17.28	—	-4.58%	-4.58%	0.00%	0.00%	—
Inception April 17, 2015	—	18.11	18.11	—
International Fund
December 31, 2018	—	11.81	11.81	—	-15.76%	-15.76%	—	0.00%	0.00%
December 31, 2017	—	11.07	14.02	—	10.70%	21.81%	—	0.00%	0.15%
December 31, 2016	—	11.51	11.51	—	-0.95%	-0.95%	—	0.00%	—
December 31, 2015	—	11.62	11.62	—	-10.34%	-10.34%	—	—	—
Inception April 17, 2015	—	12.96	12.96	—
Internet Fund
December 31, 2018	1	32.25	32.25	33	4.95%	4.95%	0.00%	0.00%	0.00%
December 31, 2017	3	11.69	30.73	79	16.90%	36.03%	0.00%	0.00%	0.15%
December 31, 2016	—	22.59	22.59	—	5.51%	5.51%	—	0.00%	—
December 31, 2015	—	21.41	21.41	—	12.74%	12.74%	—	—	—
Inception April 17, 2015	—	18.99	18.99	—
Japan Fund
December 31, 2018	3	15.51	15.51	43	-11.62%	-11.62%	0.00%	0.00%	0.00%
December 31, 2017	3	11.70	17.55	48	17.00%	18.42%	0.00%	0.00%	0.15%
December 31, 2016	—	14.82	14.82	—	0.41%	0.41%	—	0.00%	—
December 31, 2015	—	14.76	14.76	—	-5.51%	-5.51%	—	—	—
Inception April 17, 2015	—	15.62	15.62	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
ProFunds VP: (continued)
Large-Cap Growth Fund
December 31, 2018	—	$24.89	$24.89	$—	-1.89%	-1.89%	0.00%	0.00%	0.00%
December 31, 2017	9	11.33	25.37	216	13.30%	25.28%	0.00%	0.00%	0.15%
December 31, 2016	—	20.25	20.25	—	5.03%	5.03%	0.08%	0.00%	—
December 31, 2015	—	19.28	19.28	—	1.47%	1.47%	0.00%	0.00%	—
Inception April 17, 2015	—	19.00	19.00	—
Large-Cap Value Fund
December 31, 2018	—	18.98	18.98	—	-10.60%	-10.60%	—	0.00%	0.00%
December 31, 2017	—	11.05	21.23	—	10.50%	13.41%	—	0.00%	0.15%
December 31, 2016	—	18.72	18.72	—	15.41%	15.41%	—	0.00%	—
December 31, 2015	—	16.22	16.22	—	-4.76%	-4.76%	—	—	—
Inception April 17, 2015	—	17.03	17.03	—
Mid-Cap Fund
December 31, 2018	4	19.07	19.07	75	-12.84%	-12.84%	0.00%	0.00%	0.00%
December 31, 2017	2	10.87	21.88	38	8.70%	13.43%	0.00%	0.00%	0.15%
December 31, 2016	1	19.29	19.29	18	18.20%	18.20%	0.00%	0.00%	—
December 31, 2015	—	16.32	16.32	—	-8.26%	-8.26%	0.00%	0.00%	—
Inception April 17, 2015	—	17.79	17.79	—
Mid-Cap Growth Fund
December 31, 2018	—	20.75	20.75	—	-12.00%	-12.00%	0.00%	0.00%	0.00%
December 31, 2017	—	11.07	23.58	—	10.70%	18.31%	—	0.00%	0.15%
December 31, 2016	—	19.93	19.93	—	12.85%	12.85%	—	0.00%	—
December 31, 2015	—	17.66	17.66	—	-5.31%	-5.31%	—	—	—
Inception April 17, 2015	—	18.65	18.65	—
Mid-Cap Value Fund
December 31, 2018	1	18.99	18.99	17	-13.33%	-13.33%	0.10%	0.00%	0.00%
December 31, 2017	1	10.80	21.91	20	8.00%	10.60%	0.57%	0.00%	0.15%
December 31, 2016	—	19.81	19.81	—	24.36%	24.36%	—	0.00%	—
December 31, 2015	—	15.93	15.93	—	-10.30%	-10.30%	—	—	—
Inception April 17, 2015	—	17.76	17.76	—
NASDAQ-100® Fund
December 31, 2018	9	29.57	29.57	252	-1.86%	-1.86%	0.00%	0.00%	0.00%
December 31, 2017	—	11.29	30.13	10	12.90%	30.38%	0.00%	0.00%	0.15%
December 31, 2016	1	23.11	23.11	34	5.24%	5.24%	0.00%	0.00%	—
December 31, 2015	—	21.96	21.96	—	4.97%	4.97%	0.00%	0.00%	—
Inception April 17, 2015	—	20.92	20.92	—
Oil & Gas Fund
December 31, 2018	—	9.65	9.65	—	-20.18%	-20.18%	—	0.00%	0.00%
December 31, 2017	—	10.80	12.09	—	-3.20%	8.00%	—	0.00%	0.15%
December 31, 2016	—	12.49	12.49	—	24.16%	24.16%	—	0.00%	—
December 31, 2015	—	10.06	10.06	—	-25.65%	-25.65%	—	—	—
Inception April 17, 2015	—	13.53	13.53	—
Pharmaceuticals Fund
December 31, 2018	—	21.80	21.80	—	-6.20%	-6.20%	—	0.00%	0.00%
December 31, 2017	—	10.37	23.24	—	3.70%	10.35%	—	0.00%	0.15%
December 31, 2016	—	21.06	21.06	—	-3.75%	-3.75%	—	0.00%	—
December 31, 2015	—	21.88	21.88	—	-2.23%	-2.23%	—	—	—
Inception April 17, 2015	—	22.38	22.38	—
Precious Metals Fund
December 31, 2018	19	3.85	3.85	73	-13.48%	-13.48%	0.00%	0.00%	0.00%
December 31, 2017	—	4.45	10.28	—	2.80%	5.20%	0.00%	0.00%	0.15%
December 31, 2016	—	4.23	4.23	—	56.09%	56.09%	0.00%	0.00%	—
December 31, 2015	—	2.71	2.71	—	-36.98%	-36.98%	0.00%	0.00%	—
Inception April 17, 2015	—	4.30	4.30	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
ProFunds VP: (continued)
Real Estate Fund
December 31, 2018	—	$17.87	$17.87	$—	-5.70%	-5.70%	—	0.00%	0.00%
December 31, 2017	—	10.39	18.95	—	3.90%	8.04%	—	0.00%	0.15%
December 31, 2016	—	17.54	17.54	—	5.73%	5.73%	—	0.00%	—
December 31, 2015	—	16.59	16.59	—	-1.01%	-1.01%	—	—	—
Inception April 17, 2015	—	16.76	16.76	—
Rising Rates Opportunity Fund
December 31, 2018	—	3.60	3.60	—	4.35%	4.35%	0.00%	0.00%	0.00%
December 31, 2017	—	3.45	9.08	—	-11.99%	-9.20%	0.00%	0.00%	0.15%
December 31, 2016	—	3.92	3.92	—	-5.08%	-5.08%	0.00%	0.00%	—
December 31, 2015	—	4.13	4.13	—	7.55%	7.55%	—	—	—
Inception April 17, 2015	—	3.84	3.84	—
Semiconductor Fund
December 31, 2018	2	26.38	26.38	59	-10.24%	-10.24%	0.00%	0.00%	0.00%
December 31, 2017	2	12.60	29.39	66	26.00%	35.56%	0.36%	0.00%	0.15%
December 31, 2016	—	21.68	21.68	—	27.68%	27.68%	0.27%	0.00%	—
December 31, 2015	—	16.98	16.98	—	-1.28%	-1.28%	0.00%	0.00%	—
Inception April 17, 2015	—	17.20	17.20	—
Short Emerging Markets Fund
December 31, 2018	—	6.73	6.73	—	12.54%	12.54%	0.00%	0.00%	0.00%
December 31, 2017	—	5.98	8.37	—	-27.78%	-16.30%	—	0.00%	0.15%
December 31, 2016	—	8.28	8.28	—	-16.28%	-16.28%	—	0.00%	—
December 31, 2015	—	9.89	9.89	—	17.46%	17.46%	—	—	—
Inception April 17, 2015	—	8.42	8.42	—
Short International Fund
December 31, 2018	—	5.35	5.35	—	15.30%	15.30%	0.00%	0.00%	0.00%
December 31, 2017	—	4.64	8.84	—	-20.55%	-11.60%	—	0.00%	0.15%
December 31, 2016	—	5.84	5.84	—	-5.96%	-5.96%	—	0.00%	—
December 31, 2015	—	6.21	6.21	—	5.43%	5.43%	—	—	—
Inception April 17, 2015	—	5.89	5.89	—
Short Mid-Cap Fund
December 31, 2018	—	3.24	3.24	—	10.96%	10.96%	0.00%	0.00%	0.00%
December 31, 2017	—	2.92	9.00	—	-14.87%	-10.00%	0.00%	0.00%	0.15%
December 31, 2016	—	3.43	3.43	—	-20.23%	-20.23%	0.00%	0.00%	—
December 31, 2015	—	4.30	4.30	—	3.37%	3.37%		0.00%	—
Inception April 17, 2015	—	4.16	4.16	—
Short NASDAQ-100® Fund
December 31, 2018	—	2.02	2.02	—	-2.88%	-2.88%	0.00%	0.00%	0.00%
December 31, 2017	—	2.08	8.69	—	-25.45%	-13.10%	0.00%	0.00%	0.15%
December 31, 2016	—	2.79	2.79	—	-10.00%	-10.00%	0.00%	0.00%	—
December 31, 2015	—	3.10	3.10	—	-9.36%	-9.36%		0.00%	—
Inception April 17, 2015	—	3.42	3.42	—
Short Small-Cap Fund
December 31, 2018	—	2.86	2.86	—	10.42%	10.42%	—	0.00%	0.00%
December 31, 2017	—	2.59	9.01	—	-14.24%	-9.90%	—	0.00%	0.15%
December 31, 2016	—	3.02	3.02	—	-21.56%	-21.56%	—	0.00%	—
December 31, 2015	—	3.85	3.85	—	4.90%	4.90%		0.00%	—
Inception April 17, 2015	—	3.67	3.67	—
Small Cap Fund
December 31, 2018	—	18.08	18.08	—	-12.87%	-12.87%	—	0.00%	0.00%
December 31, 2017	—	10.85	20.75	—	8.50%	12.41%	—	0.00%	0.15%
December 31, 2016	—	18.46	18.46	—	19.71%	19.71%	—	0.00%	—
December 31, 2015	—	15.42	15.42	—	-9.67%	-9.67%		0.00%	—
Inception April 17, 2015	—	17.07	17.07	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
ProFunds VP: (continued)
Small-Cap Growth Fund
December 31, 2018	5	$23.74	$23.74	$125	-5.76%	-5.76%	0.00%	0.00%	0.00%
December 31, 2017	5	10.87	25.19	134	8.70%	12.96%	0.00%	0.00%	0.15%
December 31, 2016	—	22.30	22.30	—	20.22%	20.22%	0.00%	0.00%	—
December 31, 2015	—	18.55	18.55	—	-3.74%	-3.74%	0.00%	0.00%	—
Inception April 17, 2015	—	19.27	19.27	—
Small-Cap Value Fund
December 31, 2018	1	18.90	18.90	25	-14.25%	-14.25%	0.00%	0.00%	0.00%
December 31, 2017	1	10.98	22.04	33	9.71%	9.80%	0.02%	0.00%	0.15%
December 31, 2016	1	20.09	20.09	24	28.78%	28.78%	0.00%	0.00%	—
December 31, 2015	—	15.60	15.60	6	-8.56%	-8.56%	0.00%	0.00%	—
Inception April 17, 2015	—	17.06	17.06	—
Technology Fund
December 31, 2018	—	26.19	26.19	—	-2.28%	-2.28%	—	0.00%	0.00%
December 31, 2017	—	11.64	26.80	—	16.40%	35.15%	—	0.00%	0.15%
December 31, 2016	—	19.83	19.83	—	12.35%	12.35%	—	0.00%	—
December 31, 2015	—	17.65	17.65	—	1.96%	1.96%	—	—	—
Inception April 17, 2015	—	17.31	17.31	—
Telecommunications Fund
December 31, 2018	1	14.48	14.48	10	-15.07%	-15.07%	5.55%	0.00%	0.00%
December 31, 2017	1	10.54	17.05	12	-2.12%	5.40%	9.31%	0.00%	0.15%
December 31, 2016	—	17.42	17.42	—	21.65%	21.65%	6.86%	0.00%	—
December 31, 2015	—	14.32	14.32	—	-1.17%	-1.17%	—	—	—
Inception April 17, 2015	—	14.49	14.49	—
U.S. Government Plus Fund
December 31, 2018	—	16.52	16.52	—	-5.44%	-5.44%	0.00%	0.00%	0.00%
December 31, 2017	—	10.76	17.47	—	7.60%	9.46%	0.00%	0.00%	0.15%
December 31, 2016	—	15.96	15.96	—	-0.31%	-0.31%	0.00%	0.00%	—
December 31, 2015	—	16.01	16.01	—	-11.55%	-11.55%	—	—	—
Inception April 17, 2015	—	18.10	18.10	—
UltraBull Fund
December 31, 2018	—	38.05	38.05	—	-15.50%	-15.50%	—	0.00%	0.00%
December 31, 2017	—	12.45	45.03	—	24.50%	41.03%	—	0.00%	0.15%
December 31, 2016	—	31.93	31.93	—	18.61%	18.61%	—	0.00%	—
December 31, 2015	—	26.92	26.92	—	-4.51%	-4.51%	—	—	—
Inception April 17, 2015	—	28.19	28.19	—
UltraMid-Cap Fund
December 31, 2018	—	31.38	31.38	—	-26.77%	-26.77%	0.00%	0.00%	0.00%
December 31, 2017	2	11.84	42.85	66	18.40%	28.83%	0.00%	0.00%	0.15%
December 31, 2016	—	33.26	33.26	—	37.95%	37.95%	—	0.00%	—
December 31, 2015	—	24.11	24.11	—	-16.14%	-16.14%	—	—	—
Inception April 17, 2015	—	28.75	28.75	—
UltraNASDAQ-100® Fund
December 31, 2018	—	71.42	71.42	—	-9.63%	-9.63%	0.00%	0.00%	0.00%
December 31, 2017	—	12.65	79.03	—	26.50%	68.33%	0.00%	0.00%	0.15%
December 31, 2016	—	46.95	46.95	—	8.63%	8.63%	—	0.00%	—
December 31, 2015	—	43.22	43.22	—	8.59%	8.59%	—	—	—
Inception April 17, 2015	—	39.80	39.80	—
UltraShort NASDAQ-100® Fund
December 31, 2018	—	0.44	0.44	—	-10.20%	-10.20%	—	0.00%	0.00%
December 31, 2017	—	0.49	7.47	—	-45.56%	-25.30%	—	0.00%	0.15%
December 31, 2016	—	0.90	0.90	—	-19.64%	-19.64%	—	0.00%	—
December 31, 2015	—	1.12	1.12	—	-20.00%	-20.00%	—	—	—
Inception April 17, 2015	—	1.40	1.40	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
ProFunds VP: (continued)
UltraSmall-Cap Fund
December 31, 2018	—	$26.22	$26.22	$—	-26.94%	-26.94%	0.00%	0.00%	0.00%
December 31, 2017	—	11.73	35.89	—	17.30%	25.18%	0.00%	0.00%	0.15%
December 31, 2016	8	28.67	28.67	222	39.58%	39.58%	0.00%	0.00%	—
December 31, 2015	—	20.54	20.54	—	-19.17%	-19.17%	—	—	—
Inception April 17, 2015	—	25.41	25.41	—
Utilities Fund
December 31, 2018	—	21.79	21.79	—	2.88%	2.88%	0.00%	0.00%	0.00%
December 31, 2017	—	10.43	21.18	—	4.30%	10.60%	—	0.00%	0.15%
December 31, 2016	—	19.15	19.15	—	15.08%	15.08%	—	0.00%	—
December 31, 2015	—	16.64	16.64	—	-0.60%	-0.60%	—	—	—
Inception April 17, 2015	—	16.74	16.74	—
Putnam Variable Trust:
Diversified Income Fund
December 31, 2018	4	12.81	12.81	56	-0.93%	-0.93%	2.51%	0.00%	0.00%
December 31, 2017	3	10.38	12.93	38	3.80%	7.13%	0.00%	0.00%	0.15%
December 31, 2016	—	12.07	12.07	—	5.41%	5.41%	—	0.00%	—
December 31, 2015	—	11.45	11.45	—	-1.80%	-1.80%	—	—	—
Inception April 17, 2015	—	11.66	11.66	—
Equity Income Fund
December 31, 2018	21	22.85	22.85	482	-8.49%	-8.49%	0.75%	0.00%	0.00%
December 31, 2017	19	11.35	24.97	483	13.50%	18.79%	0.80%	0.00%	0.15%
December 31, 2016	6	21.02	21.02	127	13.62%	13.62%	1.76%	0.00%	—
December 31, 2015	5	18.50	18.50	96	-5.23%	-5.23%	0.00%	0.00%	—
Inception April 17, 2015	—	19.52	19.52	—
High Yield Fund
December 31, 2018	—	14.70	14.70	—	-4.11%	-4.11%	13.67%	0.00%	0.00%
December 31, 2017	35	10.36	15.33	542	3.60%	6.98%	0.00%	0.00%	0.15%
December 31, 2016	—	14.33	14.33	—	15.56%	15.56%	—	0.00%	—
December 31, 2015	—	12.40	12.40	—	-8.55%	-8.55%	—	—	—
Inception April 17, 2015	—	13.56	13.56	—
Income Fund
December 31, 2018	5	13.46	13.46	66	0.22%	0.22%	3.23%	0.00%	0.00%
December 31, 2017	6	10.26	13.43	77	2.60%	5.58%	3.69%	0.00%	0.15%
December 31, 2016	3	12.72	12.72	43	2.00%	2.00%	4.89%	0.00%	—
December 31, 2015	4	12.47	12.47	50	-3.26%	-3.26%	0.00%	0.00%	—
Inception April 17, 2015	—	12.89	12.89	—
Mortgage Securities Fund
December 31, 2018	3	11.20	11.20	39	-0.88%	-0.88%	2.80%	0.00%	0.00%
December 31, 2017	—	10.07	11.30	—	0.70%	1.99%	—	0.00%	0.15%
December 31, 2016	—	11.08	11.08	—	0.18%	0.18%	—	0.00%	—
December 31, 2015	—	11.06	11.06	—	-1.69%	-1.69%	—	—	—
Inception April 17, 2015	—	11.25	11.25	—
Multi Asset Absolute Return Fund
December 31, 2018	—	10.71	10.71	—	-7.83%	-7.83%	—	0.00%	0.00%
December 31, 2017	—	10.42	11.62	—	4.20%	7.00%	—	0.00%	0.15%
December 31, 2016	—	10.86	10.86	—	0.74%	0.74%	—	0.00%	—
December 31, 2015	—	10.78	10.78	—	-1.73%	-1.73%	—	—	—
Inception April 17, 2015	—	10.97	10.97	—
Redwood Investment Management, LLC:
Managed Volatility Portfolio - Class N
December 31, 2018	1	10.87	10.87	6	-2.86%	-2.86%	6.60%	0.00%	0.00%
December 31, 2017	1	10.38	11.19	10	3.80%	7.49%	5.50%	0.00%	0.15%
December 31, 2016	—	10.41	10.41	—	12.06%	12.06%	0.00%	0.00%	—
December 31, 2015	—	9.29	9.29	—	-5.49%	-5.49%	0.00%	0.00%	—
Inception April 17, 2015	—	9.83	9.83	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Royce Capital Fund:
Micro-Cap Portfolio
December 31, 2018	4	$19.91	$19.91	$77	-9.05%	-9.05%	0.00%	0.00%	0.00%
December 31, 2017	1	10.53	21.89	14	5.19%	5.30%	0.68%	0.00%	0.15%
December 31, 2016	1	20.81	20.81	14	19.67%	19.67%	1.92%	0.00%	—
December 31, 2015	—	17.39	17.39	3	-12.88%	-12.88%	0.00%	0.00%	—
Inception April 17, 2015	—	19.96	19.96	—
Small-Cap Portfolio
December 31, 2018	2	23.59	23.59	58	-8.35%	-8.35%	0.94%	0.00%	0.00%
December 31, 2017	3	10.77	25.74	69	5.41%	7.70%	1.05%	0.00%	0.15%
December 31, 2016	—	24.42	24.42	—	20.95%	20.95%	—	0.00%	—
December 31, 2015	—	20.19	20.19	—	-14.12%	-14.12%	—	—	—
Inception April 17, 2015	—	23.51	23.51	—
SEI Insurance Products Trust:
Balanced Strategy Fund
December 31, 2018	—	11.36	11.36	—	-6.66%	-6.66%	—	0.00%	0.00%
December 31, 2017	—	10.68	12.17	—	6.80%	11.55%	—	0.00%	0.15%
December 31, 2016	—	10.91	10.91	—	7.17%	7.17%	—	0.00%	—
December 31, 2015	—	10.18	10.18	—	-7.03%	-7.03%	—	—	—
Inception April 17, 2015	—	10.95	10.95	—
Conservative Strategy Fund
December 31, 2018	—	11.06	11.06	—	-2.04%	-2.04%	0.00%	0.00%	0.00%
December 31, 2017	—	10.27	11.29	—	2.70%	5.12%	0.63%	0.00%	0.15%
December 31, 2016	14	10.74	10.74	151	3.97%	3.97%	1.70%	0.00%	—
December 31, 2015	14	10.33	10.33	147	-2.27%	-2.27%	4.32%	0.00%	—
Inception April 17, 2015	—	10.57	10.57	—
Defensive Strategy Fund
December 31, 2018	—	10.56	10.56	—	-0.66%	-0.66%	—	0.00%	0.00%
December 31, 2017	—	10.14	10.63	—	1.40%	2.61%	—	0.00%	0.15%
December 31, 2016	—	10.36	10.36	—	2.37%	2.37%	—	0.00%	—
December 31, 2015	—	10.12	10.12	—	-1.65%	-1.65%	—	—	—
Inception April 17, 2015	—	10.29	10.29	—
Market Growth Strategy Fund
December 31, 2018	—	11.54	11.54	—	-7.90%	-7.90%	0.00%	0.00%	0.00%
December 31, 2017	—	10.83	12.53	—	8.30%	14.12%	0.00%	0.00%	0.15%
December 31, 2016	—	10.98	10.98	—	7.65%	7.65%	0.00%	0.00%	—
December 31, 2015	—	10.20	10.20	—	-7.52%	-7.52%	0.00%	0.00%	—
Inception April 17, 2015	—	11.03	11.03	—
Market Plus Strategy Fund
December 31, 2018	—	11.91	11.91	—	-10.11%	-10.11%	—	0.00%	0.00%
December 31, 2017	—	11.09	13.25	—	10.90%	18.62%	—	0.00%	0.15%
December 31, 2016	—	11.17	11.17	—	8.45%	8.45%	—	0.00%	—
December 31, 2015	—	10.30	10.30	—	-8.28%	-8.28%	—	—	—
Inception April 17, 2015	—	11.23	11.23	—
Moderate Strategy Fund
December 31, 2018	—	11.58	11.58	—	-3.82%	-3.82%	0.00%	0.00%	0.00%
December 31, 2017	—	1.47	12.04	—	4.70%	8.27%	0.00%	0.00%	0.15%
December 31, 2016	2	11.12	11.12	25	6.21%	6.21%	1.79%	0.00%	—
December 31, 2015	—	10.47	10.47	—	-4.03%	-4.03%	0.00%	0.00%	—
Inception April 17, 2015	—	10.91	10.91	—
T. Rowe Price Equity Series, Inc:
Blue Chip Growth Portfolio II
December 31, 2018	33	31.69	31.69	1,044	1.64%	1.64%	0.00%	0.00%	0.00%
December 31, 2017	32	11.79	31.18	989	17.90%	35.86%	0.00%	0.00%	0.15%
December 31, 2016	19	22.95	22.95	433	0.53%	0.53%	0.00%	0.00%	—
December 31, 2015	14	22.83	22.83	310	4.44%	4.44%	0.00%	0.00%	—
Inception April 17, 2015	—	21.86	21.86	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
T. Rowe Price Equity Series, Inc: (continued)
Equity Income Portfolio II
December 31, 2018	4	$19.35	$19.35	$80	-9.71%	-9.71%	2.04%	0.00%	0.00%
December 31, 2017	2	11.16	21.43	48	11.60%	15.71%	1.97%	0.00%	0.15%
December 31, 2016	1	18.52	18.52	12	18.87%	18.87%	2.53%	0.00%	—
December 31, 2015	—	15.58	15.58	—	-7.10%	-7.10%	0.00%	0.00%	—
Inception April 17, 2015	—	16.77	16.77	—
Health Sciences Portfolio II
December 31, 2018	9	49.95	49.95	431	0.87%	0.87%	0.00%	0.00%	0.00%
December 31, 2017	2	11.12	49.52	92	11.20%	27.30%	0.00%	0.00%	0.15%
December 31, 2016	—	38.90	38.90	13	-10.72%	-10.72%	0.00%	0.00%	—
December 31, 2015	—	43.57	43.57	6	-2.70%	-2.70%	0.00%	0.00%	—
Inception April 17, 2015	—	44.78	44.78	—
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II
December 31, 2018	45	12.38	12.38	561	0.90%	0.90%	1.99%	0.00%	0.00%
December 31, 2017	3	10.01	12.27	39	10.00%	0.82%	1.22%	0.00%	0.15%
December 31, 2016	3	12.17	12.17	38	1.16%	1.16%	1.12%	0.00%	—
December 31, 2015	—	12.03	12.03	—	-0.58%	-0.58%	0.00%	0.00%	—
Inception April 17, 2015	—	12.10	12.10	—
Third Avenue Variable Series Trust:
Value Portfolio
December 31, 2018	—	14.36	14.36	—	-20.31%	-20.31%	0.00%	0.00%	0.00%
December 31, 2017	—	10.71	18.02	—	7.10%	13.55%	0.00%	0.00%	0.15%
December 31, 2016	—	15.87	15.87	—	12.23%	12.23%	0.00%	0.00%	—
December 31, 2015	—	14.14	14.14	—	-10.79%	-10.79%	0.00%	0.00%	—
Inception April 17, 2015	—	15.85	15.85	—
Timothy Plan Variable Series:
Conservative Growth Portfolio
December 31, 2018	—	13.09	13.09	—	-8.78%	-8.78%	—	0.00%	0.00%
December 31, 2017	—	10.59	14.35	—	5.90%	9.29%	—	0.00%	0.15%
December 31, 2016	—	13.13	13.13	—	5.89%	5.89%	—	0.00%	—
December 31, 2015	—	12.40	12.40	—	-5.63%	-5.63%	—	—	—
Inception April 17, 2015	—	13.14	13.14	—
Strategic Growth Portfolio
December 31, 2018	1	13.57	13.57	14	-11.88%	-11.88%	1.42%	0.00%	0.00%
December 31, 2017	—	10.80	15.40	—	8.00%	12.08%	—	0.00%	0.15%
December 31, 2016	—	13.74	13.74	—	5.53%	5.53%	—	0.00%	—
December 31, 2015	—	13.02	13.02	—	-7.20%	-7.20%	—	—	—
Inception April 17, 2015	—	14.03	14.03	—
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund
December 31, 2018	36	7.42	7.42	265	-16.25%	-16.25%	1.25%	0.00%	0.00%
December 31, 2017	10	8.86	9.89	87	-1.10%	-0.34%	1.16%	0.00%	0.15%
December 31, 2016	16	8.89	8.89	141	40.22%	40.22%	6.25%	0.00%	—
December 31, 2015	—	6.34	6.34	—	-38.33%	-38.33%	0.00%	0.00%	—
Inception April 17, 2015	—	10.28	10.28	—
VanEck VIP Trust:
Emerging Markets Fund
December 31, 2018	15	25.44	25.44	392	-23.47%	-23.47%	0.28%	0.00%	0.00%
December 31, 2017	32	12.63	33.24	1,056	26.30%	51.02%	0.26%	0.00%	0.15%
December 31, 2016	14	22.01	22.01	299	0.09%	0.09%	0.34%	0.00%	—
December 31, 2015	10	21.99	21.99	216	-20.64%	-20.64%	0.00%	0.00%	—
Inception April 17, 2015	—	27.71	27.71	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
VanEck VIP Trust: (continued)
Global Gold Fund
December 31, 2018	6	$7.59	$7.59	$42	-16.59%	-16.59%	3.32%	0.00%	0.00%
December 31, 2017	6	9.10	10.88	54	8.80%	12.76%	7.49%	0.00%	0.15%
December 31, 2016	7	8.07	8.07	56	48.07%	48.07%	0.00%	0.00%	—
December 31, 2015	—	5.45	5.45	—	-25.03%	-25.03%	0.00%	0.00%	—
Inception April 17, 2015	—	7.27	7.27	—
Global Hard Assets Fund
December 31, 2018	—	15.20	15.20	7	-28.27%	-28.27%	0.00%	0.00%	0.00%
December 31, 2017	—	10.81	21.19	10	-1.72%	8.10%	0.00%	0.00%	0.15%
December 31, 2016	1	21.56	21.56	12	43.73%	43.73%	0.00%	0.00%	—
December 31, 2015	—	15.00	15.00	—	-38.14%	-38.14%	0.00%	0.00%	—
Inception April 17, 2015	—	24.25	24.25	—
Unconstrained Emerging Markets Bond Fund
December 31, 2018	2	13.72	13.72	24	-6.16%	-6.16%	3.26%	0.00%	0.00%
December 31, 2017	1	10.58	14.62	11	5.80%	12.29%	0.00%	0.00%	0.15%
December 31, 2016	—	13.02	13.02	—	6.37%	6.37%	0.00%	0.00%	—
December 31, 2015	—	12.24	12.24	3	-13.07%	-13.07%	0.00%	0.00%	—
Inception April 17, 2015	—	14.08	14.08	—
Vanguard Variable Insurance Fund:
Balanced Portfolio
December 31, 2018	188	13.36	13.36	2,516	-3.68%	-3.68%	2.28%	0.25%	0.25%
December 31, 2017	211	10.98	13.87	2,929	9.80%	14.44%	1.45%	0.25%	0.40%
December 31, 2016	96	12.12	12.12	1,163	10.79%	10.79%	0.61%	0.25%	0.25%
December 31, 2015	12	10.94	10.94	129	-2.06%	-2.06%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	11.17	11.17	—
Capital Growth Portfolio
December 31, 2018	68	16.98	16.98	1,150	-1.39%	-1.39%	0.91%	0.25%	0.25%
December 31, 2017	77	11.69	17.22	1,320	16.90%	28.51%	0.93%	0.25%	0.40%
December 31, 2016	35	13.40	13.40	476	10.56%	10.56%	0.79%	0.25%	0.25%
December 31, 2015	18	12.12	12.12	218	0.17%	0.17%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	12.10	12.10	—
Diversified Value Portfolio
December 31, 2018	34	12.34	12.34	415	-9.33%	-9.33%	2.91%	0.25%	0.25%
December 31, 2017	52	10.86	13.61	710	8.60%	12.85%	2.70%	0.25%	0.40%
December 31, 2016	46	12.06	12.06	554	12.71%	12.71%	1.84%	0.25%	0.25%
December 31, 2015	28	10.70	10.70	295	-3.52%	-3.52%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	11.09	11.09	—
Equity Income Portfolio
December 31, 2018	86	14.21	14.21	1,226	-6.20%	-6.20%	2.13%	0.25%	0.25%
December 31, 2017	74	11.29	15.15	1,121	12.90%	17.90%	1.74%	0.25%	0.40%
December 31, 2016	32	12.85	12.85	406	14.83%	14.83%	0.85%	0.25%	0.25%
December 31, 2015	—	11.19	11.19	—	-0.44%	-0.44%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	11.24	11.24	—
Equity Index Portfolio
December 31, 2018	183	14.78	14.78	2,705	-4.71%	-4.71%	1.37%	0.25%	0.25%
December 31, 2017	174	11.31	15.51	2,702	13.10%	21.36%	1.59%	0.25%	0.40%
December 31, 2016	110	12.78	12.78	1,404	11.52%	11.52%	1.42%	0.25%	0.25%
December 31, 2015	22	11.46	11.46	254	-0.61%	-0.61%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	11.53	11.53	—
Growth Portfolio
December 31, 2018	30	15.81	15.81	473	-0.06%	-0.06%	0.25%	0.25%	0.25%
December 31, 2017	14	11.64	15.82	219	16.40%	30.64%	0.16%	0.25%	0.40%
December 31, 2016	1	12.11	12.11	7	-1.38%	-1.38%	1.69%	0.25%	0.25%
December 31, 2015	10	12.28	12.28	119	3.02%	3.02%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	11.92	11.92	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Vanguard Variable Insurance Fund: (continued)
High Yield Bond Portfolio
December 31, 2018	54	$11.76	$11.76	$634	-2.97%	-2.97%	4.12%	0.25%	0.25%
December 31, 2017	79	10.30	12.12	951	3.00%	6.78%	2.12%	0.25%	0.40%
December 31, 2016	14	11.35	11.35	155	11.06%	11.06%	3.95%	0.25%	0.25%
December 31, 2015	2	10.22	10.22	20	-4.49%	-4.49%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	10.70	10.70	—
International Portfolio
December 31, 2018	211	11.77	11.77	2,487	-12.81%	-12.81%	0.69%	0.25%	0.25%
December 31, 2017	173	12.07	13.50	2,332	20.70%	42.26%	0.85%	0.25%	0.40%
December 31, 2016	75	9.49	9.49	713	1.61%	1.61%	0.28%	0.25%	0.25%
December 31, 2015	6	9.34	9.34	53	-8.79%	-8.79%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	10.24	10.24	—
Mid-Cap Index Portfolio
December 31, 2018	61	13.33	13.33	809	-9.57%	-9.57%	0.98%	0.25%	0.25%
December 31, 2017	39	11.05	14.74	572	10.50%	18.78%	0.85%	0.25%	0.40%
December 31, 2016	12	12.41	12.41	154	10.90%	10.90%	1.35%	0.25%	0.25%
December 31, 2015	11	11.19	11.19	121	-6.05%	-6.05%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	11.91	11.91	—
REIT Index Portfolio
December 31, 2018	60	14.06	14.06	847	-5.57%	-5.57%	2.71%	0.25%	0.25%
December 31, 2017	48	10.28	14.89	707	2.80%	4.56%	2.48%	0.25%	0.40%
December 31, 2016	45	14.24	14.24	638	8.04%	8.04%	2.05%	0.25%	0.25%
December 31, 2015	17	13.18	13.18	220	0.61%	0.61%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	13.10	13.10	—
Short-Term Investment Grade Portfolio
December 31, 2018	300	10.76	10.76	3,230	0.75%	0.75%	1.48%	0.25%	0.25%
December 31, 2017	260	10.06	10.68	2,777	60.00%	1.91%	1.29%	0.25%	0.40%
December 31, 2016	95	10.48	10.48	1,001	2.44%	2.44%	0.91%	0.25%	0.25%
December 31, 2015	23	10.23	10.23	234	-0.39%	-0.39%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	10.27	10.27	—
Small Company Growth Portfolio
December 31, 2018	43	13.12	13.12	561	-7.54%	-7.54%	0.31%	0.25%	0.25%
December 31, 2017	18	11.25	14.19	252	12.50%	23.18%	0.14%	0.25%	0.40%
December 31, 2016	2	11.52	11.52	24	14.63%	14.63%	0.19%	0.25%	0.25%
December 31, 2015	—	10.05	10.05	4	-8.64%	-8.64%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	11.00	11.00	—
Total Bond Market Index Portfolio
December 31, 2018	400	11.09	11.09	4,439	-0.45%	-0.45%	2.21%	0.25%	0.25%
December 31, 2017	338	10.17	11.14	3,767	1.70%	3.24%	2.08%	0.25%	0.40%
December 31, 2016	208	10.79	10.79	2,246	2.27%	2.27%	1.76%	0.25%	0.25%
December 31, 2015	63	10.55	10.55	669	-1.95%	-1.95%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	10.76	10.76	—
Total Stock Market Index Portfolio
December 31, 2018	231	14.38	14.38	3,318	-5.58%	-5.58%	1.40%	0.25%	0.25%
December 31, 2017	171	11.27	15.23	2,604	12.70%	20.68%	1.55%	0.25%	0.40%
December 31, 2016	76	12.62	12.62	963	12.28%	12.28%	1.41%	0.25%	0.25%
December 31, 2015	60	11.24	11.24	676	-2.18%	-2.18%	0.00%	0.25%	0.25%
Inception April 17, 2015	—	11.49	11.49	—
Virtus Variable Insurance Trust:
Duff & Phelps International Series
December 31, 2018	—	10.43	10.43	—	-16.69%	-16.69%	0.00%	0.00%	0.00%
December 31, 2017	—	10.02	12.52	—	10.20%	15.93%	0.00%	0.00%	0.15%
December 31, 2016	—	10.80	10.80	—	-1.64%	-1.64%	0.00%	0.00%	—
December 31, 2015	—	10.98	10.98	—	-14.49%	-14.49%	5.93%	0.00%	—
Inception April 17, 2015	—	12.84	12.84	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

		As of December 31
		(unless noted)		CONTRACT			INVESTMENT
	UNITS	UNIT VALUE		OWNERS’ EQUITY	TOTAL RETURN		INCOME	EXPENSE RATIO
FUND DESCRIPTION PRODUCT	(000’s)	Minimum	Maximum	(000’s)	Minimum	Maximum*	RATIO	Minimum	Maximum
Virtus Variable Insurance Trust: (continued)
Duff & Phelps Real Estate Securities Series
December 31, 2018	5	$17.95	$17.95	$81	-6.51%	-6.51%	3.04%	0.00%	0.00%
December 31, 2017	2	10.47	19.20	36	4.70%	5.96%	1.62%	0.00%	0.15%
December 31, 2016	1	18.12	18.12	24	6.84%	6.84%	1.88%	0.00%	—
December 31, 2015	1	16.96	16.96	18	1.44%	1.44%	2.52%	0.00%	—
Inception April 17, 2015	—	16.72	16.72	—
Newfleet Multi-Sector Fixed Income Series
December 31, 2018	9	13.49	13.49	119	-2.67%	-2.67%	3.38%	0.00%	0.00%
December 31, 2017	10	10.29	13.86	133	2.90%	6.70%	5.84%	0.00%	0.15%
December 31, 2016	—	12.99	12.99	—	9.34%	9.34%	—	0.00%	—
December 31, 2015	—	11.88	11.88	—	-4.04%	-4.04%	—	0.00%	—
Inception April 17, 2015	—	12.38	12.38	—
Wells Fargo Advantage VT Funds:
Discovery Fund
December 31, 2018	5	39.84	39.84	191	-7.07%	-7.07%	0.00%	0.00%	0.00%
December 31, 2017	6	11.35	42.87	251	13.50%	29.13%	0.00%	0.00%	0.15%
December 31, 2016	6	33.20	33.20	188	7.65%	7.65%	0.00%	0.00%	—
December 31, 2015	3	30.84	30.84	107	-8.16%	-8.16%	0.00%	0.00%	—
Inception April 17, 2015	—	33.58	33.58	—
Opportunity Fund
December 31, 2018	—	28.74	28.74	—	-7.14%	-7.14%	—	0.00%	0.00%
December 31, 2017	—	11.20	30.95	—	12.00%	20.43%	—	0.00%	0.15%
December 31, 2016	—	25.70	25.70	—	12.23%	12.23%	—	0.00%	—
December 31, 2015	—	22.90	22.90	—	-6.68%	-6.68%	—	0.00%	—
Inception April 17, 2015	—	24.54	24.54	—
Westchester Capital Management:
Merger Fund VL
December 31, 2018	61	12.56	12.56	762	7.08%	7.08%	1.38%	0.00%	0.00%
December 31, 2017	23	10.09	11.73	268	90.00%	2.53%	0.00%	0.00%	0.15%
December 31, 2016	14	11.44	11.44	162	2.51%	2.51%	0.89%	0.00%	—
December 31, 2015	9	11.16	11.16	95	-2.28%	-2.28%	8.57%	0.00%	—
Inception April 17, 2015	—	11.42	11.42	—

*

In the current year, maximum total return is presented using the minimum expense ratio unit value from the prior year and is defined as the percentage change of unit values from the beginning of the period presented to the end of the year presented.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

(5) Unit Progression

The change in units outstanding for the year ended December 31, 2018 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
AB VARIABLE PRODUCTS SERIES FUND, INC:
Dynamic Asset Allocation		—	12,090.2	(12,090.2)	—
Growth and Income		9,392.4	—	(2,238.7)	7,153.7
International Value		2,988.5	29,588.6	(645.1)	31,932.0
Small-Mid Cap Value		9,429.3	3,015.2	(5,001.4)	7,443.1
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy		2,804.4	5,924.4	(35.2)	8,693.6
THE ALGER PORTFOLIOS:
Capital Appreciation		2,359.4	28,102.2	(27,658.7)	2,802.9
Large Cap Growth		437.6	19,883.1	(19,879.7)	441.0
ALPS VARIABLE INSURANCE TRUST:
Alerian Energy Infrastructure		22,442.3	11,962.7	(19,109.6)	15,295.4
ALPS VARIABLE INSURANCE TRUST
Morningstar ETF Asset Allocation Series:
Balanced		8,174.4	13,119.4	(64.5)	21,229.3
Conservative		—	2,214.6	(14.3)	2,200.3
Growth		2,117.1	11,066.9	(24.6)	13,159.4
Income and Growth		1,322.7	11,855.9	(11,862.3)	1,316.3
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		13,685.6	7,416.0	(149.4)	20,952.2
Income & Growth		3,810.7	1,480.3	(1,527.3)	3,763.7
Inflation Protection		8,953.2	23,794.6	(22,975.1)	9,772.7
International		28,699.5	408.1	(413.4)	28,694.2
Ultra		268.6	4,646.2	(2,040.0)	2,874.8
Value		918.6	97.2	(1.3)	1,014.5
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation		35,941.0	10,069.9	(356.7)	45,654.2
Blue Chip Income and Growth		4,791.3	3,854.7	(1,025.2)	7,620.8
Bond		61,628.9	2,673.6	(55,367.8)	8,934.7
Capital Income Builder	a	—	576.4	(0.3)	576.1
Global Bond		9,773.8	34,094.2	(29,723.5)	14,144.5
Global Growth	a	—	1,073.1	(0.4)	1,072.7
Growth		30,886.9	19,677.0	(12,610.8)	37,953.1
Growth-Income		22,192.0	4,483.2	(1,193.1)	25,482.1
High Income Bond		54,258.8	117,804.6	(166,656.4)	5,407.0
International		57,483.5	58,964.1	(65,419.9)	51,027.7
Managed Risk Asset Allocation		22,360.9	3,877.1	(1,376.6)	24,861.4
Managed Risk Blue Chip and Growth		4,580.3	2,537.3	(4.5)	7,113.1
Mortgage		45,957.2	3,664.4	(42,343.8)	7,277.8
New World		39,109.8	62,172.3	(34,789.7)	66,492.4
U.S. Government/AAA Rate Securities	a	—	1,102.9	(6.2)	1,096.7
AMUNDI PIONEER ASSET MANAGEMENT:
Bond		13,272.4	37,518.1	(16,579.5)	34,211.0
Equity Income		11,495.4	780.7	(6,573.6)	5,702.5
Mid Cap Value		237.4	2,054.6	(0.7)	2,291.3
Strategic Income		5,546.8	596.1	(811.6)	5,331.3
BLACKROCK VARIABLE SERIES FUNDS:
Advantage Large Cap Core		1,465.2	49,935.9	(50,435.4)	965.7
Global Allocation		27,362.0	7,810.6	(1,928.2)	33,244.4
High Yield		35,983.6	167,797.0	(180,175.3)	23,605.3
iShares Alternative Strategies	b	4,390.9	—	(4,390.9)	—
Large Cap Focus Growth		—	84,475.4	(79,282.3)	5,193.1
Total Return		71,542.9	479.4	(49,486.4)	22,535.9
U.S. Government Bond		32,186.6	3,553.2	(2,325.6)	33,414.2

*	See Footnote 6 for details.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
CALVERT VARIABLE PRODUCTS:
SRI Balanced		4,897.4	—	(14.9)	4,882.5
COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy		28,049.8	17,051.2	(29,417.2)	15,683.8
Select Large-Cap Value		16,656.3	368.5	(174.8)	16,850.0
Select Smaller-Cap Value		507.5	2,981.0	(115.0)	3,373.5
Seligman Global Technology		4,348.4	12,643.3	(10,850.5)	6,141.2
Strategic Income		7,051.2	24,519.2	(467.1)	31,103.3
CREDIT SUISSE TRUST:
Commodity Return Strategy		1,346.6	2,395.5	(103.7)	3,638.4
DELAWARE VIP TRUST:
Small Cap Value Series		18,666.5	7,424.4	(8,773.4)	17,317.5
DFA INVESTMENT DIMENSIONS GROUP, INC.:
VA Equity Allocation		—	60,806.6	(47,203.6)	13,603.0
VA Global Bond		92,336.6	18,308.5	(13,879.5)	96,765.6
VA Global Moderate Allocation		139,620.6	32,083.1	(14,895.9)	156,807.8
VA International Small		64,634.1	37,085.2	(16,756.3)	84,963.0
VA International Value		100,748.8	126,941.5	(18,984.6)	208,705.7
VA Short-Term Fixed		33,707.8	69,213.7	(9,769.9)	93,151.6
VA U.S. Large Value		77,682.0	132,710.1	(13,891.4)	196,500.7
VA U.S. Targeted Value		62,103.5	14,401.6	(3,882.9)	72,622.2
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		7,673.8	29,343.3	(15,285.7)	21,731.4
DREYFUS STOCK INDEX FUND		93,156.2	86,180.3	(168,688.4)	10,648.1
DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC:		1,817.4	—	(10.6)	1,806.8
DREYFUS VARIABLE INVESTMENT FUND:
International Value		8,932.9	4,344.3	(6,194.0)	7,083.2
EATON VANCE VARIABLE TRUST:
Floating-Rate Income		97,059.8	253,959.5	(263,462.2)	87,557.1
FEDERATED INSURANCE SERIES:
High Income Bond II		3,085.3	23,807.6	(21,380.3)	5,512.6
Kaufmann II		758.3	42,979.7	(39,306.5)	4,431.5
Managed Volatility II		5,299.2	3,952.7	(12.4)	9,239.5
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced		30,068.5	26,977.9	(34,105.7)	22,940.7
Contrafund		8,502.8	5,606.4	(4,552.4)	9,556.8
Disciplined Small Cap		5,271.1	21,076.1	(24,911.7)	1,435.5
Freedom Income		4,431.8	16,896.9	(15,961.0)	5,367.7
Growth		4,106.0	58,226.8	(17,627.0)	44,705.8
Growth & Income		—	1,596.2	(1,596.2)	—
Growth Opportunities		—	7,063.3	(6,459.3)	604.0
High Income		2,293.2	102,432.3	(71,644.6)	33,080.9
International Capital Appreciation		8,038.0	917.0	(788.0)	8,167.0
Investment Grade Bond		39,527.8	28,451.5	(19,454.8)	48,524.5
Mid Cap		2,803.5	5,371.6	(1,399.1)	6,776.0
Overseas		12,531.2	828.0	(1,391.7)	11,967.5
Real Estate		1,236.8	308.5	(463.4)	1,081.9
Strategic Income		18,047.6	9,670.0	(6,660.4)	21,057.2
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable		1,476.6	294,480.2	(293,783.7)	2,173.1
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate		375.9	199.7	(216.4)	359.2
High Income		3,020.2	995.7	(197.6)	3,818.3
Mutual Shares		1,480.4	346.0	(29.4)	1,797.0
Rising Dividends		16,576.8	5,270.0	(9,189.6)	12,657.2
Strategic Income		8,516.7	5,678.6	(1,430.7)	12,764.6
Templeton Global Bond		28,941.4	9,507.4	(12,309.7)	26,139.1
U.S. Government Securities		2,839.7	0.1	(60.7)	2,779.1

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Multi-Strategy Alternatives		4,292.1	—	(2.2)	4,289.9
Strategic Income	c	990.0	—	(990.0)	—
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Global Managed Futures Strategy		8,586.2	4,531.1	(3,586.8)	9,530.5
Long Short Equity		—	1,127.4	(8.1)	1,119.3
Multi-Hedge Strategies		13,661.3	1,741.2	(5.7)	15,396.8
Rydex Banking		4,690.0	347.8	(5,037.8)	—
Rydex Basic Materials		1,036.7	144.3	(1,181.0)	—
Rydex Biotechnology		312.8	1,467.2	(255.9)	1,524.1
Rydex Consumer Products		9,884.2	9,717.7	(9,683.1)	9,918.8
Rydex Dow 2X Strategy		—	247.3	(247.3)	—
Rydex Electronics		1,299.6	16,817.5	(16,952.5)	1,164.6
Rydex Energy		2,152.4	316.1	(2,468.5)	—
Rydex Energy Services		—	1,180.6	(1,180.6)	—
Rydex Europe 1.25X Strategy		—	4,411.7	(4,411.7)	—
Rydex Financial Services		1,883.5	8,773.0	(10,656.5)	—
Rydex Government Long Bond 1.2X Strategy		—	7,549.5	(6,815.8)	733.7
Rydex HealthCare		1,285.0	7,056.8	(7,847.8)	494.0
Rydex Internet		955.2	5,263.5	(6,218.7)	—
Rydex Inverse Gov’t Long Bond Strategy		5,885.7	31,360.9	(35,871.0)	1,375.6
Rydex Inverse NASDAQ-100® Strategy		—	198,656.6	(176,453.7)	22,202.9
Rydex Inverse Russell 2000® Strategy		—	100,156.6	(100,156.6)	—
Rydex Leisure		—	2,111.7	(2,111.7)	—
Rydex Mid Cap 1.5X Strategy		—	1,423.5	(1,423.5)	—
Rydex NASDAQ-100®		1,417.2	54,300.5	(30,319.7)	25,398.0
Rydex NASDAQ-100® 2X Strategy		3,930.9	5,914.6	(4,788.7)	5,056.8
Rydex Nova		8,795.1	—	(8,795.1)	—
Rydex Real Estate		3,366.3	6,342.3	(7,615.6)	2,093.0
Rydex Retailing		950.7	471.7	(1,422.4)	—
Rydex Russell 2000® 1.5X Strategy		—	7,432.3	(571.8)	6,860.5
Rydex S&P 500 2X Strategy		6,040.6	6,405.1	(1,162.0)	11,283.7
Rydex S&P 500 Pure Growth		—	16,937.8	(16,937.8)	—
Rydex S&P 500 Pure Value		1,894.8	1,835.3	(3,384.0)	346.1
Rydex S&P MidCap 400 Pure Growth		—	1,353.6	(1,353.6)	—
Rydex S&P MidCap 400 Pure Value		—	1,809.6	(1,809.6)	—
Rydex S&P SmallCap 600 Pure Growth		—	3,163.4	(3,163.4)	—
Rydex S&P SmallCap 600 Pure Value		—	10,988.4	(10,988.4)	—
Rydex Strengthening Dollar 2X Strategy		—	21,035.8	(20,761.1)	274.7
Rydex Technology		1,372.4	21,398.6	(21,897.3)	873.7
Rydex Telecommunications		1,596.2	1,605.2	(3,201.4)	—
Rydex Transportation		1,366.1	2,711.9	(4,078.0)	—
Rydex Utilities		926.5	9,819.9	(10,746.4)	—
VT Floating Rate Strategies		37,984.5	162,699.8	(149,409.3)	51,275.0
VT High Yield		10,396.3	37,934.5	(39,954.4)	8,376.4
VT Small Cap Value		919.9	22,779.0	(22,780.2)	918.7
VT StylePlus Large Growth		1,425.1	—	(0.6)	1,424.5
VT StylePlus Mid Growth		636.9	6.4	(84.0)	559.3
VT U.S. Total Return Bond		68,569.7	29,177.6	(15,824.6)	81,922.7
INVESCO VARIABLE INSURANCE FUNDS:
Balanced-Risk Allocation		5,540.1	28,320.1	(9,626.2)	24,234.0
Core Equity		—	33,103.4	(33,103.4)	—
Core Plus Bond		16,849.7	8,931.5	(11.0)	25,770.2
Diversified Dividend		14,086.3	5,020.9	(1,247.7)	17,859.5
Equity and Income		23,202.9	7,145.8	(141.1)	30,207.6
Global Real Estate		3,299.6	4,392.8	(920.7)	6,771.7
Government Money Market		797,555.5	5,016,556.1	(4,636,678.5)	1,177,433.1
Government Securities		265.9	36,261.4	(2,109.8)	34,417.5
Health Care	d	458.5	—	(5.0)	453.5
High Yield		—	26,129.0	(26,129.0)	—

*	See Footnote 6 for details.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
INVESCO VARIABLE INSURANCE FUNDS (continued):
International Growth		1,619.0	—	(1.8)	1,617.2
Mid Cap Core Equity		298.6	20,739.7	(20,740.7)	297.6
Technology		3,285.0	16,583.3	(11,905.6)	7,962.7
IVY VARIABLE INSURANCE PORTFOLIOS, INC.:
Balanced		—	3,902.8	(3,902.8)	—
Energy		—	170.7	(170.7)	—
Global Bond		3,186.4	8,161.2	(2,354.0)	8,993.6
High Income		783.7	77,791.6	(73,313.6)	5,261.7
Limited Term Bond		2,590.0	—	(23.1)	2,566.9
Natural Resources		—	7,978.4	(4.0)	7,974.4
Science and Technology		1,466.7	8,883.9	(8,884.3)	1,466.3
JANUS HENDERSON VIT FUNDS - INSTITUTIONAL:
Balanced		51,184.3	20,712.9	(10,321.3)	61,575.9
Enterprise		16,893.1	3,582.3	(4,402.2)	16,073.2
Forty		19,756.2	21,698.5	(16,908.7)	24,546.0
Global Research		252.2	1,377.5	(454.3)	1,175.4
Mid Cap Value		3,906.5	1,201.8	(15.6)	5,092.7
Overseas		1,389.6	918.9	(873.7)	1,434.8
Research		5,741.6	10.0	(484.8)	5,266.8
JANUS HENDERSON VIT FUNDS - SERVICE:
Flexible Bond		29,609.6	2,629.6	(19,033.2)	13,206.0
Global Unconstrained Bond		9,974.5	33,877.8	(34,736.8)	9,115.5
U.S. Low Volatility		1,440.0	1,501.5	(3.9)	2,937.6
JOHN HANCOCK VARIABLE INSURANCE TRUST:
Emerging Markets Value Trust		2,910.0	30,717.4	(4,696.5)	28,930.9
JPMORGAN INSURANCE TRUST:
Global Allocation		42,244.2	14,991.3	(37,018.8)	20,216.7
Income Builder		17,733.1	—	(20.9)	17,712.2
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Equity		7,363.5	8,451.9	(3,463.6)	12,351.8
Global Dynamic Multi-Asset		—	—	—	—
International Equity		55,394.6	4,312.0	(45,574.6)	14,132.0
US Small-Mid Cap Equity		7,414.8	41,283.2	(41,682.4)	7,015.6
US Strategic Equity		—	—	—	—
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth		342.7	514.9	(58.5)	799.1
ClearBridge Large Cap Growth		2,760.5	0.1	(490.0)	2,270.6
ClearBridge Small Cap Growth		5,673.3	100,469.9	(81,912.4)	24,230.8
QS Dynamic Multi-Strategy		—	1,151.0	(1.3)	1,149.7
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		4,571.2	45,250.6	(46,842.8)	2,979.0
LORD ABBETT SERIES FUND, INC.:
Bond Debenture		53,869.5	46,914.3	(93,306.8)	7,477.0
Calibrated Dividend Growth		12,172.9	4,965.1	(17,138.0)	—
International Opportunities		9,771.1	12,555.5	(11,413.9)	10,912.7
MAINSTAY VP FUNDS TRUST:
MacKay Convertible Service	e	8,189.8	25,914.5	(13,430.2)	20,674.1
MFS VARIABLE INSURANCE TRUST:
Growth Series		17,867.1	7,181.9	(19,074.4)	5,974.6
Value Series		18,196.9	7,696.8	(17,108.4)	8,785.3
NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index		5,937.7	24,006.1	(1,697.5)	28,246.3
International Index		83,142.6	78,414.3	(23,562.7)	137,994.2
Mid Cap Index		14,962.1	19,051.4	(2,470.3)	31,543.2
Multi-Manager Mid Cap Value I		4,508.2	15,680.8	(4,508.8)	15,680.2
NW DoubleLine NVIT Total Return Tactical CI Y		11,771.9	49,807.7	(15,574.8)	46,004.8
NW DFA NVIT Capital Appreciation P		—	62,200.1	—	62,200.1
S&P 500 Index		64,273.6	31,476.2	(20,094.4)	75,655.4
Small Cap Index		10,544.7	12,659.1	(1,332.8)	21,871.0

*	See Footnote 6 for details.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value		—	604.6	(604.6)	—
Mid-Cap Growth		3,688.8	0.1	(215.8)	3,473.1
Mid Cap Intrinsic Value		8,249.6	3,515.1	(5,201.4)	6,563.3
Short Duration Bond		7,019.5	2,234.5	(66.1)	9,187.9
Sustainable Equity	f	744.6	—	(1.3)	743.3
US Equity Index PutWrite Strategy Portfolio		2,976.4	—	(0.7)	2,975.7
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Balanced		19,468.5	2,173.8	(179.7)	21,462.6
BTS Tactical Fixed Income		1,193.8	—	(520.4)	673.4
Power Dividend Index		—	4,686.7	(848.5)	3,838.2
Power Momentum		304.0	—	(0.2)	303.8
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Global		2,785.1	21,149.0	(22,194.8)	1,739.3
Global Multi-Alternatives		—	2,287.4	(1.9)	2,285.5
Global Strategic Income		1,595.5	0.2	(2.1)	1,593.6
International Growth		2,798.9	1,721.3	(676.9)	3,843.3
Main Street®		—	3,296.6	(1,626.0)	1,670.6
Total Return Bond		9,125.3	6,252.6	(1,010.8)	14,367.1
PIMCO VARIABLE INSURANCE TRUST:
All Asset All Authority – Admin		—	19,890.5	(2,627.9)	17,262.6
CommodityRealReturn Strategy		8,387.1	509.6	(2,518.9)	6,377.8
Dynamic Bond	g	4,957.1	42,526.4	(8,595.8)	38,887.7
Emerging Markets Bond		16,121.0	201,916.2	(205,088.6)	12,948.6
Global Bond Opportunities Unhedged	h	2,289.7	1,419.6	(1,471.5)	2,237.8
Global Multi-Asset		1,854.6	—	(20.0)	1,834.6
High Yield		9,907.8	157,377.8	(151,693.3)	15,592.3
Income		59,956.0	53,701.0	(24,889.1)	88,767.9
International Bond Unhedged	i	—	20,411.0	(19,053.0)	1,358.0
International Bond US Dollar – Hedged	j	11,113.5	9,573.0	(1,636.2)	19,050.3
Long-Term US Government		5,492.7	—	(1.5)	5,491.2
Low Duration		20,776.6	846.1	(7,935.2)	13,687.5
Real Return		18,251.3	3,694.7	(3,716.7)	18,229.3
Short-Term		22,656.3	100,492.1	(33,539.7)	89,608.7
Total Return		97,138.3	20,464.4	(47,454.0)	70,148.7
PROFUNDS VP:
Asia 30		—	22,162.4	(8,773.1)	13,389.3
Basic Materials		—	402.1	(402.1)	—
Bull		298.3	3,766.6	(4,064.9)	—
Consumer Services		—	3,923.9	(1,271.2)	2,652.7
Emerging Markets		2,275.5	43,670.4	(44,912.8)	1,033.1
Europe 30		2,429.4	4,487.6	(6,917.0)	—
Financials		4,952.3	882.4	(13.6)	5,821.1
Government Money Market		8,557.7	248,901.4	(209,855.2)	47,603.9
Health Care		—	3,778.0	(1,884.2)	1,893.8
Industrials		984.7	900.7	(1,141.4)	744.0
Internet		2,562.1	61,618.3	(63,168.3)	1,012.1
Japan		2,758.8	7,939.2	(7,939.6)	2,758.4
Large-Cap Growth		8,503.4	48,036.8	(56,540.2)	—
Mid-Cap		1,736.9	4,117.8	(1,901.4)	3,953.3
Mid-Cap Growth		—	515.8	(515.8)	—
Mid-Cap Value		930.8	358.8	(368.9)	920.7
NASDAQ-100		342.4	23,756.2	(15,585.8)	8,512.8
Precious Metals		—	19,637.1	(631.6)	19,005.5
Rising Rates Opportunity		—	88,347.6	(88,347.6)	—
Semiconductor		2,240.9	—	(0.3)	2,240.6
Short Emerging Markets		—	15,039.2	(15,039.2)	—
Short International		—	19,254.5	(19,254.5)	—
Short NASDAQ-100		—	9,062.1	(9,062.1)	—
Small-Cap Growth		5,320.3	608.8	(649.0)	5,280.1

*	See Footnote 6 for details.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
PROFUNDS VP (continued):
Small-Cap Value		1,494.2	—	(155.2)	1,339.0
Telecommunications		678.2	—	(7.3)	670.9
UltraMid-Cap		1,528.8	—	(1,528.8)	—
UltraNASDAQ-100		—	58.4	(58.4)	—
Utilities		—	8,640.2	(8,640.2)	—
PUTNAM VARIABLE TRUST:
Diversified Income		2,917.2	30,841.6	(29,395.6)	4,363.2
Equity Income		19,351.0	5,638.7	(3,880.9)	21,108.8
High Yield		35,371.1	38,339.7	(73,710.8)	—
Income		5,723.4	0.1	(825.1)	4,898.4
Mortgage Securities	k	—	3,482.1	(23.6)	3,458.5
REDWOOD INVESTMENT MANAGEMENT:
Managed Volatility Class N		935.3	—	(407.7)	527.6
ROYCE CAPITAL FUND:
Micro-Cap		622.5	4,648.1	(1,402.5)	3,868.1
Small-Cap		2,694.9	1,019.1	(1,245.0)	2,469.0
T. ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth II		31,735.2	120,813.0	(119,619.7)	32,928.5
Equity Income II		2,248.5	4,906.7	(3,045.1)	4,110.1
Health Sciences II		1,848.4	8,328.0	(1,554.9)	8,621.5
T. ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond II		3,144.6	77,939.9	(35,789.3)	45,295.2
TIMOTHY PLAN VARIABLE SERIES:
Strategic Growth		—	1,027.2	(1.2)	1,026.0
TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund		9,903.3	29,926.2	(4,118.9)	35,710.6
VANECK VIP TRUST:
Emerging Markets		31,755.1	5,847.2	(22,199.3)	15,403.0
Global Gold		5,914.7	—	(381.0)	5,533.7
Global Hard Assets		471.3	—	(0.3)	471.0
Unconstrained Emerging Markets Bond		728.5	2,125.7	(1,119.5)	1,734.7
VANGUARD VARIABLE INSURANCE FUND:
Balanced		211,180.8	64,883.4	(87,763.3)	188,300.9
Capital Growth		76,631.8	13,657.4	(22,568.5)	67,720.7
Diversified Value		52,163.6	6,881.8	(25,415.2)	33,630.2
Equity Income		73,955.9	43,242.2	(30,902.7)	86,295.4
Equity Index		174,140.0	63,436.5	(54,509.6)	183,066.9
Growth		13,838.6	20,625.2	(4,557.3)	29,906.5
High Yield Bond		78,518.8	29,894.2	(54,487.2)	53,925.8
International		172,681.3	111,132.4	(72,530.9)	211,282.8
Mid-Cap Index		38,824.5	30,680.7	(8,830.0)	60,675.2
REIT Index		47,506.9	26,394.4	(13,630.4)	60,270.9
Short-Term Investment Grade		260,090.5	138,113.8	(98,000.3)	300,204.0
Small Company Growth		17,776.0	31,083.4	(6,146.0)	42,713.4
Total Bond Market Index		338,227.5	169,400.2	(107,468.8)	400,158.9
Total Stock Market Index		170,955.0	76,991.2	(17,208.8)	230,737.4
VIRTUS VARIABLE INSURANCE TRUST:
Duff & Phelps Real Estate Securities Series		1,886.2	2,654.3	(21.1)	4,519.4
Newfleet Multi-Sector Intermediate Bond		9,580.2	4,986.3	(5,744.2)	8,822.3
WELLS FARGO ADVANTAGE VY FUNDS:
Discovery		5,857.2	829.7	(1,885.0)	4,801.9
WESTCHESETER CAPITAL MANAGEMENT:
Merger Fund VL		22,814.8	41,036.7	(3,203.8)	60,647.7

Total (Unaudited)		5,773,674.6	11,878,884.6	(10,377,563.0)	7,274,996.2

*	See Footnote 6 for details.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

(5) Unit Progression

The change in units outstanding for the year ended December 31, 2017 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
AB VARIABLE PRODUCTS SERIES FUND, INC:
Dynamic Asset Allocation		—	3,473.4	(3,473.4)	—
Global Thematic Growth
Growth and Income		8,210.3	1,926.0	(743.9)	9,392.4
International Growth		—	9,932.3	(9,932.3)	—
International Value		2,164.5	2,993.2	(2,169.2)	2,988.5
Small-Mid Cap Value		4,161.8	5,713.9	(446.4)	9,429.3
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy		2,804.4	13,064.5	(13,064.5)	2,804.4
THE ALGER PORTFOLIOS:
Capital Appreciation		1,340.5	1,047.0	(28.1)	2,359.4
Large Cap Growth		443.1	—	(5.5)	437.6
Mid Cap Growth		—	19,630.0	(19,630.0)	—
ALPS VARIABLE INSURANCE TRUST:
Alerian Energy Infrastructure		37,359.6	4,241.5	(19,158.8)	22,442.3
ALPS VARIABLE INSURANCE TRUST:
Morningstar ETF Asset Allocation Series:
Balanced		3,715.2	4,461.8	(2.6)	8,174.4
Growth		2,131.1	—	(14.0)	2,117.1
Income and Growth		1,322.7	—	—	1,322.7
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		2,607.0	11,122.2	(43.6)	13,685.6
Income & Growth		1,938.0	1,913.6	(40.9)	3,810.7
Inflation Protection		8,285.0	1,321.7	(653.5)	8,953.2
International		—	28,884.0	(184.5)	28,699.5
Ultra		—	285.0	(16.4)	268.6
Value		—	919.0	(0.4)	918.6
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation		10,725.8	34,169.0	(8,953.8)	35,941.0
Blue Chip Income and Growth		2,646.5	2,147.6	(2.8)	4,791.3
Bond		53,570.1	8,067.4	(8.6)	61,628.9
Global Bond		16.4	9,812.4	(55.0)	9,773.8
Growth		7,718.3	41,258.6	(18,090.0)	30,886.9
Growth-Income		15,373.2	6,911.6	(92.8)	22,192.0
High Income Bond		84,475.3	51,528.7	(81,745.2)	54,258.8
International		35,491.3	23,905.7	(1,913.5)	57,483.5
Managed Risk Asset Allocation		8,740.0	14,030.5	(409.6)	22,360.9
Managed Risk Blue Chip and Growth		2,094.8	9,556.6	(7,071.1)	4,580.3
Mortgage		62,949.6	2,350.8	(19,343.2)	45,957.2
New World		5,112.0	43,596.9	(9,599.1)	39,109.8
AMUNDI PIONEER ASSET MANAGEMENT:	a
Bond		10,198.7	5,969.1	(2,895.4)	13,272.4
Emerging Markets	b	—	543.8	(543.8)	—
Equity Income		434.2	11,066.8	(5.6)	11,495.4
Mid Cap Value		283.0	192.0	(237.6)	237.4
Strategic Income		1,094.7	8,830.0	(4,377.9)	5,546.8
BLACKROCK VARIABLE SERIES FUNDS:
Advantage Large Cap Core	c	—	1,465.5	(0.3)	1,465.2
Global Allocation		27,172.7	11,822.6	(11,633.3)	27,362.0
High Yield		18,715.7	87,711.9	(70,444.0)	35,983.6
iShares Alternative Strategies		—	4,460.3	(69.4)	4,390.9
Total Return		70,455.2	1,113.8	(26.1)	71,542.9
U.S. Government Bond		32,663.3	—	(476.7)	32,186.6
CALVERT VARIABLE PRODUCTS:
SRI Balanced		4,913.0	—	(15.6)	4,897.4

*	See Footnote 6 for details.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy		20,326.1	7,733.5	(9.8)	28,049.8
Select Large-Cap Value		—	17,287.8	(631.5)	16,656.3
Select Smaller-Cap Value		—	507.5	—	507.5
Seligman Global Technology		—	32,366.2	(28,017.8)	4,348.4
Strategic Income		—	10,853.0	(3,801.8)	7,051.2
CREDIT SUISSE TRUST:
Commodity Return Strategy		1,355.5	—	(8.9)	1,346.6
DELAWARE VIP TRUST:
Small Cap Value Series		6,417.0	14,104.2	(1,854.7)	18,666.5
DFA INVESTMENT DIMENSIONS GROUP, INC.:
VA Global Bond		72,710.6	26,896.2	(7,270.2)	92,336.6
VA Global Moderate Allocation		110,996.5	51,211.6	(22,587.5)	139,620.6
VA International Small		28,946.0	39,006.0	(3,317.9)	64,634.1
VA International Value		79,923.7	40,181.2	(19,356.1)	100,748.8
VA Short-Term Fixed		12,516.7	49,386.6	(28,195.5)	33,707.8
VA U.S. Large Value		43,037.8	38,922.6	(4,278.4)	77,682.0
VA U.S. Targeted Value		35,200.8	36,131.7	(9,229.0)	62,103.5
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		3,893.2	18,847.7	(15,067.1)	7,673.8
DREYFUS STOCK INDEX FUND:		81,480.2	31,607.5	(19,931.5)	93,156.2
DREYFUS SUSTAINABLE U.S. EQUITY
PORTFOLIO, INC:	d	1,002.5	817.3	(2.4)	1,817.4
DREYFUS VARIABLE INVESTMENT FUND:
International Value		7,283.6	2,374.8	(725.5)	8,932.9
EATON VANCE VARIABLE TRUST:
Floating-Rate Income		95,150.5	63,122.5	(61,213.2)	97,059.8
Large-Cap Value	e	167.0	725.5	(892.5)	—
FEDERATED INSURANCE SERIES:
High Income Bond II		1,292.6	20,776.9	(18,984.2)	3,085.3
Kaufmann II		476.0	282.7	(0.4)	758.3
Managed Volatility II		2,610.3	2,761.5	(72.6)	5,299.2
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced		1,098.2	65,145.0	(36,174.7)	30,068.5
Contrafund		3,110.7	6,398.6	(1,006.5)	8,502.8
Disciplined Small Cap		621.0	44,275.1	(39,625.0)	5,271.1
Freedom Income		—	4,431.8	—	4,431.8
Growth		2,012.6	2,131.2	(37.8)	4,106.0
Growth & Income		—	38,588.0	(38,588.0)	—
High Income		—	62,413.0	(60,119.8)	2,293.2
International Capital Appreciation		—	8,106.0	(68.0)	8,038.0
Investment Grade Bond		25,742.0	15,340.5	(1,554.7)	39,527.8
Mid Cap		2,618.6	527.9	(343.0)	2,803.5
Overseas		7,730.7	4,960.1	(159.6)	12,531.2
Real Estate		444.8	801.5	(9.5)	1,236.8
Strategic Income		5,009.4	21,840.8	(8,802.6)	18,047.6
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable		—	219,307.6	(217,831.0)	1,476.6
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate		—	390.4	(14.5)	375.9
High Income	e	18.1	290.3	(308.4)	—
Income		1,211.5	6,134.0	(4,325.3)	3,020.2
Mutual Shares		2,402.8	936.5	(1,858.9)	1,480.4
Rising Dividends		11,401.0	7,678.8	(2,503.0)	16,576.8
Strategic Income		3,089.4	8,681.7	(3,254.4)	8,516.7
Templeton Global Bond		18,926.4	10,928.1	(913.1)	28,941.4
U.S. Government Securities		4,611.2	1,736.9	(3,508.4)	2,839.7
*See Footnote 6 for details.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Multi-Strategy Alternatives		1,046.3	3,246.6	(0.8)	4,292.1
Strategic Income		—	18,582.4	(17,592.4)	990.0
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Global Managed Futures Strategy		1,112.0	24,835.9	(17,361.7)	8,586.2
Multi-Hedge Strategies		6,586.0	7,079.4	(4.1)	13,661.3
Rydex Banking		—	4,690.3	(0.3)	4,690.0
Rydex Basic Materials		6,173.1	4,524.7	(9,661.1)	1,036.7
Rydex Biotechnology		—	11,897.9	(11,585.1)	312.8
Rydex Consumer Products		9,643.9	1,396.5	(1,156.2)	9,884.2
Rydex Electronics		—	1,300.1	(0.5)	1,299.6
Rydex Energy		1,350.2	825.8	(23.6)	2,152.4
Rydex Energy Services		—	3,834.3	(3,834.3)	—
Rydex Europe 1.25X Strategy		—	8,747.5	(8,747.5)	—
Rydex Financial Services		1,354.2	4,563.9	(4,034.6)	1,883.5
Rydex Government Long Bond 1.2X Strategy		—	6,109.5	(6,109.5)	—
Rydex Health Care		604.0	3,298.8	(2,617.8)	1,285.0
Rydex Internet		—	4,971.6	(4,016.4)	955.2
Rydex Inverse Gov’t Long Bond Strategy		—	28,996.4	(23,110.7)	5,885.7
Rydex Leisure		—	927.0	(927.0)	—
Rydex Mid Cap 1.5X Strategy		—	1,259.8	(1,259.8)	—
Rydex NASDAQ-100®		538.6	6,812.9	(5,934.3)	1,417.2
Rydex NASDAQ-100® 2X Strategy		3,386.2	12,860.6	(12,315.9)	3,930.9
Rydex Nova		8,795.4	—	(0.3)	8,795.1
Rydex Precious Metals		7,839.4	17,581.3	(25,420.7)	—
Rydex Real Estate		885.3	4,496.5	(2,015.5)	3,366.3
Rydex Retailing		676.5	1,050.2	(776.0)	950.7
Rydex S&P 500 2X Strategy		—	11,082.1	(5,041.5)	6,040.6
Rydex S&P 500 Pure Growth		—	2,686.1	(2,686.1)	—
Rydex S&P 500 Pure Value		795.9	3,759.5	(2,660.6)	1,894.8
Rydex S&P MidCap 400 Pure Growth		—	1,259.4	(1,259.4)	—
Rydex S&P MidCap 400 Pure Value		—	1,540.6	(1,540.6)	—
Rydex S&P SmallCap 600 Pure Growth		126.1	1,914.2	(2,040.3)	—
Rydex S&P SmallCap 600 Pure Value		1,374.3	—	(1,374.3)	—
Rydex Technology		714.0	2,995.9	(2,337.5)	1,372.4
Rydex Telecommunications		1,346.8	480.7	(231.3)	1,596.2
Rydex Transportation		—	4,084.2	(2,718.1)	1,366.1
Rydex Utilities		713.7	4,466.7	(4,253.9)	926.5
VT Floating Rate Strategies		88,448.3	41,465.7	(91,929.5)	37,984.5
VT High Yield		—	69,126.7	(58,730.4)	10,396.3
VT Small Cap Value		—	25,254.2	(24,334.3)	919.9
VT StylePlus Large Growth		—	1,425.5	(0.4)	1,425.1
VT StylePlus Mid Growth		—	723.2	(86.3)	636.9
VT U.S. Total Return Bond		2,699.0	75,030.9	(9,160.2)	68,569.7
INVESCO VARIABLE INSURANCE FUNDS:
Balanced-Risk Allocation		13.6	16,408.5	(10,882.0)	5,540.1
Comstock		—	1,662.5	(1,662.5)	—
Core Equity		—	21,983.4	(21,983.4)	—
Core Plus Bond		—	16,851.3	(1.6)	16,849.7
Diversified Dividend		10,157.3	9,036.8	(5,107.8)	14,086.3
Equity and Income		5,277.0	24,178.8	(6,252.9)	23,202.9
Global Health Care		—	458.7	(0.2)	458.5
Global Real Estate		1,237.7	2,122.8	(60.9)	3,299.6
Government Money Market		327,975.9	2,518,890.9	(2,049,311.3)	797,555.5
Government Securities		595.4	5,431.7	(5,761.2)	265.9
International Growth		1,135.9	587.9	(104.8)	1,619.0
Mid Cap Core Equity		299.7	20,723.9	(20,725.0)	298.6
Technology		213.3	13,408.8	(10,337.1)	3,285.0

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
IVY VARIABLE INSURANCE PORTFOLIOS, INC.:
Asset Strategy		3,941.2	—	(3,941.2)	—
Global Bond		1,318.6	1,957.1	(89.3)	3,186.4
High Income		75.1	29,749.9	(29,041.3)	783.7
Limited Term Bond		478.1	2,113.3	(1.4)	2,590.0
Science and Technology		—	1,878.2	(411.5)	1,466.7
JANUS HENDERSON VIT FUNDS – INSTITUTIONAL:	f
Balanced		30,168.5	23,060.2	(2,044.4)	51,184.3
Enterprise		9,209.3	9,325.3	(1,641.5)	16,893.1
Forty		1,831.9	19,490.0	(1,565.7)	19,756.2
Global Research		—	252.2	—	252.2
Overseas		—	1,867.7	(478.1)	1,389.6
Mid Cap Value		2,393.5	1,727.7	(214.7)	3,906.5
Research	g	4,694.6	1,166.5	(119.5)	5,741.6
JANUS HENDERSON VIT FUNDS – SERVICE:	f
Flexible Bond		26,028.6	3,704.9	(123.9)	29,609.6
Global Unconstrained Bond		—	10,916.3	(941.8)	9,974.5
U.S. Low Volatility		—	1,440.7	(0.7)	1,440.0
JOHN HANCOCK VARIABLE INSURANCE TRUST:
Emerging Markets Value Trust		2,748.3	7,784.3	(7,622.6)	2,910.0
JPMORGAN INSURANCE TRUST:
Global Allocation		7,888.3	51,297.1	(16,941.2)	42,244.2
Income Builder		17,754.8	—	(21.7)	17,733.1
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Equity		3,324.7	10,415.1	(6,376.3)	7,363.5
International Equity		35,198.5	20,471.9	(275.8)	55,394.6
Multi-Asset Targeted Volatility		—			—
US Small-Mid Cap Equity		6,875.4	34,555.7	(34,016.3)	7,414.8
US Strategic Equity		—	20,804.4	(20,804.4)	—
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth		—	368.7	(26.0)	342.7
ClearBridge Large Cap Growth		1,910.1	859.1	(8.7)	2,760.5
ClearBridge Small Cap Growth		5,110.1	1,032.7	(469.5)	5,673.3
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		157.0	46,871.8	(42,457.6)	4,571.2
LORD ABBETT SERIES FUND, INC.:
Bond Debenture		9,669.0	48,209.3	(4,008.8)	53,869.5
Calibrated Dividend Growth		12,173.2	—	(0.3)	12,172.9
Growth and Income		—	22,100.3	(22,100.3)	—
International Opportunities		7,728.0	3,157.8	(1,114.7)	9,771.1
MAINSTAY VP FUNDS TRUST:
MainStay VP Convertible Service	j	—	8,190.2	(0.4)	8,189.8
MFS VARIABLE INSURANCE TRUST:
Growth Series		19,452.1	177.3	(1,762.3)	17,867.1
Value Series		20,244.0	—	(2,047.1)	18,196.9
NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index		2,311.0	5,341.5	(1,714.8)	5,937.7
International Index		29,932.1	54,768.7	(1,558.2)	83,142.6
Mid Cap Index		3,794.7	141,947.2	(130,779.8)	14,962.1
Multi-Manager Mid Cap Value I	j	—	4,508.3	(0.1)	4,508.2
NW DoubleLine Total Return Tactical	q	—	11,771.9	—	11,771.9
S&P 500 Index		1,846.0	63,609.4	(1,181.8)	64,273.6
Small Cap Index		1,573.9	9,042.5	(71.7)	10,544.7

*	See Footnote 6 for details.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value	311.1	0.7	(311.8)	—
Mid-Cap Growth	2,444.6	15,495.0	(14,250.8)	3,688.8
Mid Cap Intrinsic Value	7,013.1	1,656.6	(420.1)	8,249.6
Short Duration Bond	3,575.1	3,504.9	(60.5)	7,019.5
Socially Responsive	746.0	—	(1.4)	744.6
US Equity Index PutWrite Strategy Portfolio	h	2,976.9	—	(0.5)	2,976.4
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Balanced	—	19,571.2	(102.7)	19,468.5
Anchor Tactical Credit Strategies	l	—	1,942.7	(1,942.7)	—
BTS Tactical Fixed Income	2,507.1	373.4	(1,686.7)	1,193.8
JNF Exceed Defined Shield	i	2,223.7	—	(2,223.7)	—
Mariner Managed Futures Strategy	k	571.1	—	(571.1)	—
Power Momentum	m	304.1	—	(0.1)	304.0
TOPS Managed Risk Moderate Growth ETF – CL 2	—	8,454.8	(8,454.8)	—
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Global	—	7,131.7	(4,346.6)	2,785.1
Global Strategic Income	—	1,595.8	(0.3)	1,595.5
International Growth	1,543.1	1,259.4	(3.6)	2,798.9
Main Street®	—	1,541.8	(1,541.8)	—
Total Return Bond	n	3,102.7	6,951.5	(928.9)	9,125.3
PIMCO VARIABLE INSURANCE TRUST:
CommodityRealReturn Strategy	3,794.0	4,595.1	(2.0)	8,387.1
Emerging Markets Bond	9,639.5	24,802.2	(18,320.7)	16,121.0
Foreign Bond US Dollar-Hedged	9,511.6	9,386.2	(7,784.3)	11,113.5
Global Bond Unhedged	2,230.0	283.2	(223.5)	2,289.7
Global Multi-Asset	—	1,865.7	(11.1)	1,854.6
High Yield	1,325.2	34,174.9	(25,592.3)	9,907.8
Income	21,810.3	49,855.1	(11,709.4)	59,956.0
Long-Term US Government	6,443.1	57.4	(1,007.8)	5,492.7
Low Duration	20,773.6	1,559.2	(1,556.2)	20,776.6
Real Return	13,221.8	13,669.8	(8,640.3)	18,251.3
Short-Term	11,033.8	13,540.2	(1,917.7)	22,656.3
Total Return	64,960.2	37,796.5	(5,618.4)	97,138.3
Unconstrained Bond	3,457.0	2,520.5	(1,020.4)	4,957.1
PROFUNDS VP:
Asia 30	—	4,074.2	(4,074.2)	—
Basic Materials	614.6	—	(614.6)	—
Bear	41,383.8	18,835.3	(60,219.1)	—
Bull	—	298.6	(0.3)	298.3
Emerging Markets	2,153.8	35,330.0	(35,208.3)	2,275.5
Europe 30	—	4,541.7	(2,112.3)	2,429.4
Financials	—	4,959.9	(7.6)	4,952.3
Government Money Market	48,300.0	27,024.6	(66,766.9)	8,557.7
Industrials	817.0	179.4	(11.7)	984.7
Internet	—	11,295.4	(8,733.3)	2,562.1
Japan	—	12,579.7	(9,820.9)	2,758.8
Large-Cap Growth	—	8,503.9	(0.5)	8,503.4
Mid-Cap	949.9	2,723.9	(1,936.9)	1,736.9
Mid-Cap Value	—	936.4	(5.6)	930.8
NASDAQ-100	1,481.7	5,847.0	(6,986.3)	342.4
Precious Metals	—	7,305.0	(7,305.0)	—
Semiconductor	—	10,880.9	(8,640.0)	2,240.9
Small-Cap Growth	—	5,321.1	(0.8)	5,320.3
Small-Cap Value	1,175.2	540.7	(221.7)	1,494.2
Telecommunications	—	682.3	(4.1)	678.2
UltraMid-Cap	—	1,529.0	(0.2)	1,528.8
UltraNASDAQ-100	—	4,681.4	(4,681.4)	—
UltraSmall-Cap	7,747.8	—	(7,747.8)	—

*	See Footnote 6 for details.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
PUTNAM VARIABLE TRUST:
Diversified Income		—	2,929.2	(12.0)	2,917.2
Equity Income		6,031.8	15,046.3	(1,727.1)	19,351.0
High Yield		—	57,910.8	(22,539.7)	35,371.1
Income		3,364.2	2,455.5	(96.3)	5,723.4
REDWOOD INVESTMENT MANAGEMENT:
Managed Volatility Class N		—	1,841.7	(906.4)	935.3
ROYCE CAPITAL FUND:
Micro-Cap		670.5	617.7	(665.7)	622.5
Small-Cap		—	3,481.7	(786.8)	2,694.9
SEI INSURANCE PRODUCTS TRUST:
Conservative Strategy		14,078.1	—	(14,078.1)	—
Moderate Strategy		2,229.7	—	(2,229.7)	—
T. ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth II		18,880.6	20,719.1	(7,864.5)	31,735.2
Equity Income II		667.6	2,204.6	(623.7)	2,248.5
Health Sciences II		338.5	4,083.7	(2,573.8)	1,848.4
T. ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond II		3,146.2	—	(1.6)	3,144.6
THIRD AVENUE VARIABLE SERIES TRUST:
Value		—	2,638.3	(2,638.3)	—
TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund		15,865.2	41,278.2	(47,240.1)	9,903.3
VANECK VIP TRUST:
Emerging Markets		13,581.2	65,501.1	(47,327.2)	31,755.1
Global Gold		6,886.2	70,952.8	(71,924.3)	5,914.7
Global Hard Assets		578.1	189.1	(295.9)	471.3
Unconstrained Emerging Markets Bond		—	18,396.5	(17,668.0)	728.5
VANGUARD VARIABLE INSURANCE FUND:
Balanced		95,968.6	175,015.2	(59,803.0)	211,180.8
Capital Growth		35,495.6	43,327.7	(2,191.5)	76,631.8
Diversified Value		45,961.1	28,313.9	(22,111.4)	52,163.6
Equity Income		31,591.1	50,032.3	(7,667.5)	73,955.9
Equity Index		109,811.5	90,098.4	(25,769.9)	174,140.0
Growth		556.6	13,828.0	(546.0)	13,838.6
High Yield Bond		13,624.8	76,318.4	(11,424.4)	78,518.8
International		75,155.3	152,438.8	(54,912.8)	172,681.3
Mid-Cap Index		12,383.7	33,030.9	(6,590.1)	38,824.5
REIT Index		44,804.2	18,187.7	(15,485.0)	47,506.9
Short-Term Investment Grade		95,436.9	185,383.6	(20,730.0)	260,090.5
Small Company Growth		2,069.0	16,033.5	(326.5)	17,776.0
Total Bond Market Index		208,175.4	206,490.8	(76,438.7)	338,227.5
Total Stock Market Index		76,269.5	112,601.4	(17,915.9)	170,955.0
VIRTUS VARIABLE INSURANCE TRUST:
Duff & Phelps Real Estate Securities Series	o	1,324.0	582.0	(19.8)	1,886.2
Newfleet Multi-Sector Intermediate Bond	p	—	10,069.4	(489.2)	9,580.2
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery		5,662.1	434.3	(239.2)	5,857.2
WESTCHESTER CAPITAL MANAGEMENT:
Merger Fund VL		14,145.9	9,367.4	(698.5)	22,814.8

Total (Unaudited)	3,244,003.3		7,250,711.6	(4,721,040.3)	5,773,674.6

*	See Footnote 6 for details.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

(6) Detail Descriptions for Statement of Operations, Statement of Changes in Net Assets, and Unit Progression Footnote References

For the period ending December 31, 2018:

a)	For the period May 1, 2018 (inception of fund) through December 31, 2018.
b)	For the period January 1 through August 30, 2018 (liquidation of fund).
c)	For the period January 1 through April 26, 2018 (liquidation of fund).
d)	Invesco VI Health Care was formerly known as Invesco VI Global Health Care prior to its name change effective May 1, 2018.
e)	MainStay MacKay Convertible was formerly known as MainStay Convertible prior to its name change effective May 1, 2018.
f)	Neuberger Berman AMT Sustainable Equity was formerly known as Neuberger Berman Socially Responsive prior to its name change effective May 1, 2018.
g)	PIMCO Dynamic Bond was formerly known as PIMCO Unconstrained Bond prior to its name change effective July 30, 2018.
h)	PIMCO Global Bond Opportunities Unhedged was formerly known as PIMCO Global Bond Unhedged prior to its name change effective July 30, 2018.
i)	PIMCO International Bond (unhedged) was formerly known as PIMCO Foreign Bond (unhedged) prior to its name change effective July 30, 2018.
j)	PIMCO International Bond (U.S. Dollar Hedged) was formerly known as PIMCO Foreign Bond (U.S. Dollar Hedged) prior to its name change effective July 30, 2018.
k)	Putnam Mortgage Securities was formerly known as Putnam American Government Income prior to its name change effective May 1, 2018.

For the period ending December 31, 2017:

a)	Amundi Pioneer Variable Insurance Trust was formerly known as Pioneer Variable Insurance Trust prior to its name change effective July 3, 2017.
b)	For the period January 1, 2017 through October 31, 2017 (liquidation of fund).
c)	BlackRock Advantage Large Cap Core was formerly known as BlackRock Large Cap Core prior to its name change effective June 12, 2017.
d)	Dreyfus Sustainable U.S. Equity was formerly known as Dreyfus Socially Responsible Growth prior to its name change effective May 1, 2017.
e)	For the period January 1, 2017 through April 27, 2017 (liquidation of fund).
f)	Janus Henderson VIT Funds was formerly known as Janus Aspen Series prior to its name change effective June 5, 2017.
g)	Janus Henderson Research was formerly known as Janus Aspen Janus Fund prior to its name change effective June 5, 2017
h)	Neuberger Berman AMT US Equity Index PutWrite Strategy was formerly known as AMT Absolute Return Multi-Manager prior to its name change effective May 1, 2017.
i)	For the period January 1, 2017 through January 25, 2017 (liquidation of fund).
j)	For the period May 1, 2017 (inception of fund) through December 31, 2017.
k)	For the period January 1, 2017 through March 20, 2017 (liquidation of fund).
l)	For the period January 1, 2017 through December 29, 2017 (liquidation of fund).
m)	Northern Lights Power Momentum was formerly known as JNF SSGA Sector Rotation prior to its name change effective March 1, 2017.
n)	Oppenheimer Total Return Bond was formerly known as Oppenheimer Core Bond prior to its name change effective April 28, 2017.
o)	Virtus Duff & Phelps International was formerly known as Virtus International prior to its name change effective April 28, 2017.
p)	Virtus Newfleet Multi-Sector Intermediate Bond was formerly known as Virtus Multi-Sector Fixed Income prior to its name change effective April 28, 2017.
q)	For the period November 3, 2017 (inception of fund) through December 31, 2017.

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life of New York Annuity Account 1:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the

Appendix that comprise the Jefferson National Life of New York Annuity Account 1 (the Separate Account), as of the date listed in the Appendix, the related statements of operations and changes in net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 4 for each of the years or periods in the two-year period ended December 31, 2018 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations and changes in its net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the two-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 4 for each of the years or period in the two-year period ended December 31, 2016, were audited by other independent registered public accountants whose report, dated April 28, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts since at least 1981.

Columbus, Ohio

April 19, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix

Statement of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended.

AB VARIABLE PRODUCTS SERIES FUND, INC.

Growth and Income Portfolio Class A

International Value Portfolio Class B

Small-Mid Cap Value Portfolio Class B

ADVISORS PREFERRED TRUST

Gold Bullion Strategy Portfolio

THE ALGER PORTFOLIOS

Capital Appreciation Portfolio

Large Cap Growth Portfolio

ALPS VARIABLE INVESTMENT TRUST

ALPS/Alerian Energy Infrastructure Portfolio

ALPS VARIABLE INVESTMENT TRUST/

MORNINGSTAR ETF ASSET ALLOCATION SERIES

Balanced Portfolio

Growth Portfolio

Income & Growth Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Balanced Fund

Income & Growth Fund

Inflation Protection Fund

International Fund

Ultra Fund

Value Fund

AMERICAN FUNDS INSURANCE SERIES

Asset Allocation Fund

Blue Chip Income and Growth Fund

Bond Fund

Global Bond Fund

Growth Fund

Growth-Income Fund

High-Income Bond Fund

International Fund

Managed Risk Asset Allocation Fund

Managed Risk Blue Chip Income & Growth Fund

Mortgage Fund

New World Fund

AMUNDI PIONEER ASSET MANAGEMENT

PIONEER VARIABLE CONTRACTS TRUST – Class II(1)

Bond Portfolio

Equity Income Portfolio

Mid Cap Value Portfolio

Strategic Income Portfolio

BLACKROCK VARIABLE SERIES FUNDS

Advantage Large Cap Core Fund(1)

Global Allocation Fund

High Yield Fund

Total Return Fund

U.S. Government Bond Fund

CALVERT VARIABLE PRODUCTS

SRI Balanced Fund

COLUMBIA FUNDS VARIABLE SERIES TRUST

AQR Managed Futures Strategy Fund

Select Large-Cap Value Fund

Select Smaller-Cap Value Fund

Seligman Global Technology Fund

Strategic Income Fund

CREDIT SUISSE FUNDS

Commodity Return Strategy Portfolio

DFA INVESTMENTS DIMENSIONS GROUP, INC.

VA Global Bond Portfolio

VA Global Moderate Allocation Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

DELAWARE VIP TRUST

Small Cap Value Series

DREYFUS VARIABLE INVESTMENT FUND

International Value Fund

THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio

THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC. (1)

DREYFUS STOCK INDEX FUND

EATON VANCE VARIABLE TRUST

Floating-Rate Income Fund

FEDERATED INSURANCE SERIES

High Income Bond Fund II

Kaufmann Fund II Managed

Managed Volatility Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II

Balanced Portfolio

Contrafund Portfolio

Disciplined Small Cap Portfolio

Freedom Income Portfolio

Growth Portfolio

High Income Portfolio

International Capital Appreciation Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Overseas Portfolio

Real Estate Portfolio

Strategic Income Portfolio

FIRST EAGLE VARIABLE FUNDS

Overseas Variable Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Global Real Estate II Fund

Income II Fund

Mutual Shares II Fund

Rising Dividends II Fund

Strategic Income II Fund

Templeton Global Bond II Fund

U.S. Government Securities II Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Multi-Strategy Alternatives Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

Global Managed Futures Strategy Fund

Multi-Hedge Strategies Fund

Rydex Biotechnology Fund

Rydex Consumer Products Fund

Rydex Electronics Fund

Rydex Government Long Bond 1.2X Strategy Fund

Rydex Health Care Fund

Rydex Inverse Government Long Bond Strategy Fund

Rydex NASDAQ-100® Fund

Rydex NASDAQ-100® 2.X Strategy Fund

Rydex Real Estate Fund

Rydex S&P 500 2X Strategy Fund

Rydex S&P 500 Pure Value Fund

Rydex Technology Fund

VT Floating Rate Strategies Fund

VT High Yield Strategy Fund

VT Small Cap Value Fund

VT Styleplus Large Growth Fund

VT Styleplus Mid Growth Fund

VT U.S. Total Return Bond Fund

INVESCO VARIABLE INSURANCE FUNDS

Balanced-Risk Allocation Fund Series II

Core Plus Bond Series I

Diversified Dividend Fund Series I

Equity and Income Fund Series I

Health Care Fund Series I(1)

Global Real Estate Fund Series I

Government Money Market Fund Series I

Government Securities Fund Series I

International Growth Fund Series I

Mid Cap Core Equity Fund Series II

Technology Fund Series I

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.

Global Bond Portfolio

High Income Portfolio

Limited Term Bond Portfolio

Science and Technology Portfolio

JANUS HENDERSON VIT FUNDS – Institutional Shares(1)

Balanced Portfolio

Enterprise Portfolio

Forty Portfolio

Global Research Portfolio

Mid Cap Value Portfolio

Overseas Portfolio

Research Portfolio(1)

JANUS HENDERSON VIT FUNDS – Service Shares

Flexible Bond Portfolio

Global Unconstrained Bond Portfolio

US Low Volatility Portfolio

JOHN HANCOCK VARIABLE INSURANCE TRUST

Emerging Markets Value Trust

JPMORGAN INSURANCE TRUST

Global Allocation Portfolio

Income Builder Portfolio

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

International Equity Portfolio

US Small-Mid Cap Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Large Cap Growth Portfolio

ClearBridge Variable Small Cap Growth Portfolio

LEGG MASON PARTNERS VAIRABLE INCOME TRUST

Western Asset Global High Yield Bond Portfolio

LORD ABBETT SERIES FUND, INC.

Bond Debenture Portfolio

International Opportunities Portfolio

MFS VARIABLE INSURANCE TRUST (Service Class)

Growth Series

Value Series

NATIONWIDE VARIABLE INSURANCE TRUST

Bond Index Fund

International Index Fund

Mid Cap Index Fund

S&P 500 Index Fund

Small Cap Index Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Mid Cap Growth Portfolio

Mid Cap Intrinsic Value Portfolio

Short Duration Bond Portfolio

Sustainable Equity Portfolio(1)

US Equity PutWrite Strategy Portfolio(1)

NORTHERN LIGHTS VARIABLE TRUST

7Twelve Balanced Portfolio Class

BTS Tactical Income Portfolio

Power Momentum Portfolio(1)

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Fund

Global Strategic Income Fund

International Growth Fund

Main Street® Fund

Total Return Bond Fund(1)

PIMCO VARIABLE INSURANCE TRUST

CommodityRealReturn Strategy Portfolio

Dynamic Bond Portfolio(1)

Emerging Markets Bond Portfolio

Global Bond Opportunities Unhedged Portfolio(1)

Global Multi-Asset Portfolio

High Yield Portfolio

Income Portfolio

International Bond US Dollar-Hedged Portfolio(1)

Long-Term US Government Portfolio

Low Duration Portfolio

Real Return Portfolio

Short-Term Portfolio

Total Return Portfolio

PROFUNDS VP

Asia 30 Fund

Emerging Markets Fund

Financials Fund

Government Money Market Fund

Industrials Fund

Internet Fund

Japan Fund

Mid-Cap Fund

Mid-Cap Value Fund

NASDAQ-100® Fund

Precious Metals Fund

Semiconductor Fund

Small-Cap Growth Fund

Small-Cap Value Fund

Telecommunications Fund

PUTNAM VARIABLE TRUST

Diversified Income Fund

Equity Income Fund

Income Fund

REDWOOD INVESTMENT MANAGEMENT

Managed Volatility Portfolio Class N

ROYCE CAPITAL FUND

Micro-Cap Portfolio

Small-Cap Portfolio

T. ROWE PRICE EQUITY SERIES, INC.

Blue Chip Growth Portfolio II

Equity Income Portfolio II

Health Sciences Portfolio II

T. ROWE PRICE FIXED INCOME SERIES

Limited-Term Bond Portfolio II

TORTOISE VARIABLE INSURANCE PORTFOLIO

MLP & Pipeline Fund

VANECK VIP TRUST

Emerging Markets Fund

Global Gold Fund

Global Hard Assets Fund

Unconstrained Emerging Markets Bond Fund

VANGUARD VARIABLE INSURANCE FUND

Balanced Portfolio

Capital Growth Portfolio

Diversified Value Portfolio

Equity Income Portfolio

Equity Index Portfolio

Growth Portfolio

High Yield Bond Portfolio

International Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Short-Term Investment Grade Portfolio

Small Company Growth Portfolio

Total Bond Market Index Portfolio

Total Stock Market Index Portfolio

VIRTUS VARIABLE INSURANCE TRUST

Duff & Phelps Real Estate Securities Series

Newfleet Multi-Sector Intermediate Bond Series(1)

WELLS FARGO VT FUNDS

Discovery Fund

WESTCHESTER CAPITAL

Merger Fund VL

Statement of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the year then ended.

MORNINGSTAR ETF ASSET ALLOCATION SERIES

Conservative Portfolio

BLACKROCK VARIABLE SERIES FUNDS

Large Cap Focus Growth Fund

DFA INVESTMENTS DIMENSIONS GROUP, INC.

VA Equity Allocation Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II

Growth Opportunities Portfolio

GUGGENHEIM VARIABLE INSURANCE FUNDS

Long Short Equity Fund

Rydex Inverse NASDAQ-100® Strategy Fund

Rydex Russell 2000® 1.5X Strategy Fund

Rydex Strengthening Dollar 2X Strategy Fund

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.

Natural Resources Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS Dynamic Multi-Strategy Portfolio

NATIONWIDE VARIABLE INSURANCE TRUST

DFA Capital Appreciation Fund

NORTHERN LIGHTS VARIABLE TRUST

Power Dividend Index Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Multi-Alternatives Fund

PIMCO VARIABLE INSURANCE TRUST

All Asset All Authority Portfolio-Admn

International Bond Unhedged Portfolio(1)

PROFUNDS VP

Consumer Services Fund

Health Care Fund

PUTNAM VARIABLE TRUST

Mortgage Securities(1)

TIMOTHY PLAN VARIABLE SERIES

Strategic Growth Portfolio

Statements of operations and changes in net assets for each of the years in the two-year period ended December 31, 2018.

FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II

Growth & Income Portfolio

GUGGENHEIM VARIABLE INSURANCE FUNDS

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Europe 1.25X Strategy Fund

Rydex Financial Services fund

Rydex Internet Fund

Rydex Leisure Fund

Rydex Mid-Cap 1.5X Strategy Fund

Rydex Nova Fund

Rydex Retailing Fund

Rydex S&P 500 Pure Growth Fund

Rydex S&P Mid Cap 400 Pure Growth Fund

Rydex S&P Mid Cap 400 Pure Value Fund

Rydex S&P Small Cap 600 Pure Growth Fund

Rydex S&P Small Cap 600 Pure Value Fund

Rydex Telecommunications Fund

Rydex Transportation Fund

Rydex Utilities Fund

INVESCO VARIABLE INSURANCE FUNDS

Core Equity Fund Series I

LORD ABBETT SERIES FUND, INC.

Calibrated Dividend Growth Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Large Cap Value Portfolio

PROFUNDS VP

Basic Materials Fund

Bull Fund

Europe 30 Fund

Large Cap Growth Fund

Ultra Mid-Cap Fund

Ultra NASDAQ-100® Fund

PUTNAM VARIABLE TRUST

High Yield Fund

Statements of operations and changes in net assets for the year ended December 31, 2018.

AB VARIABLE PRODUCTS SERIES FUND, INC.

Dynamic Asset Allocation Class B

GUGGENHEIM VARIABLE INSURANCE FUNDS

Rydex Dow 2X Strategy Fund

Rydex Inverse Russell 2000® Strategy Fund

INVESCO VARIABLE INSURANCE FUNDS

High Yield Fund Series I

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.

Balanced Portfolio

Energy Bond Portfolio

PROFUNDS VP

Mid-Cap Growth Fund

Rising Rates Opportunity Fund

Short Emerging Markets Fund

Short International Fund

Short NASDAQ-100

Statements of operations and changes in net assets for the year ended December 31, 2017.

AB VARIABLE PRODUCTS SERIES FUND, INC.

Global Thematic Growth Portfolio Class B

International Growth Portfolio Class B

THE ALGER PORTFOLIOS

Mid Cap Growth Portfolio

GUGGENHEIM VARIABLE INSURANCE FUNDS

Rydex Precious Metals Fund

INVESCO VARIABLE INSURANCE FUNDS

Comstock Series I

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.

Asset Strategy Portfolio

LAZARD RETIREMENT SERIES, INC.

US Strategic Equity Portfolio

LORD ABBETT SERIES FUND, INC.

Growth and Income Portfolio

NORTHERN LIGHTS VARIABLE TRUST

TOPS Managed Risk Moderate Growth Portfolio

PROFUNDS VP

Bear Fund

Ultra Small-Cap Fund

SEI INSURANCE PRODUCTS TRUST

Conservative Strategy Class II

Moderate Strategy Class II

THIRD AVENUE VARIABLE SERIES

Value Portfolio

Statement of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the year then ended and for the period from May 1, 2017 (inception) to December 31, 2017.

MAINSTAY VP FUNDS TRUST (Service Class)

MacKay Convertible Portfolio(1)

NATIONWIDE VARIABLE INSURANCE TRUST

Multi-Manager Mid Cap Value Fund

Statement of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the year then ended and for the period from November 3, 2017 (inception) to December 31, 2017.

NATIONWIDE VARIABLE INSURANCE TRUST

DoubleLine Total Return Tactical Fund

Statement of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the period from May 1, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS INSURANCE SERIES

Capital Income Builder Fund

Global Growth Fund

U.S. Government/AAA Rated Securities Fund

Statements of operations and changes in net assets for the year ended December 31, 2017 and for the period from January 1, 2018 to August 30, 2018 (liquidation).

BLACKROCK VARIABLE SERIES FUNDS

iShares Alternatives Strategies Fund

Statements of operations and changes in net assets for the year ended December 31, 2017 and for the period from January 1, 2018 to April 26, 2018 (liquidation).

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Strategic Income Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to January 25, 2017 (liquidation).

NORTHERN LIGHTS VARIABLE TRUST

JNF Exceed Defined Shield Index Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to March 20, 2017 (liquidation).

NORTHERN LIGHTS VARIABLE TRUST

Mariner Managed Futures Strategy Fund

Statements of operations and changes in contract owners’ equity for the period from January 1, 2017 to April 27, 2017 (liquidation).

EATON VANCE VARIABLE TRUST

Eaton Vance Large-Cap Value

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

High Income II Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to October 31, 2017 (liquidation).

AMUNDI PIONEER VARIABLE CONTRACTS TRUST(1)

Emerging Markets Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to December 29, 2017 (liquidation).

NORTHERN LIGHTS VARIABLE TRUST

Anchor Tactical Credit Strategies Fund

(1) See Note 6 to the financial statements for the former name of the sub-account.

Jefferson National Life of New York Annuity Account 1
SPONSOR
Jefferson National Life Insurance Company
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

152

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Jefferson National Life Insurance Company)

2018 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2018	2017
Admitted assets
Invested assets
Bonds	$6,066	$6,342
Stocks	103	—
Cash, cash equivalents and short-term investments	808	515

Total invested assets	$6,977	$6,857
Accrued investment income	42	50
Deferred federal income tax assets, net	128	84
Other assets	54	26
Separate account assets	96,457	82,258

Total admitted assets	$103,658	$89,275

Liabilities, capital and surplus
Liabilities
Accounts payable and accrued expenses	$—	$77
Due to parent and affiliates	203	135
Asset valuation reserve	15	17
Other liabilities	421	9
Separate account liabilities	96,457	82,258

Total liabilities	$97,096	$82,496

Capital and surplus
Capital shares ($1.00 par value; authorized - 2,000,000 shares, issued and outstanding – 2,000,000 shares)	$2,000	$2,000
Additional paid-in capital	5,649	5,649
Unassigned deficit	(1,087)	(870)

Total capital and surplus	$6,562	$6,779

Total liabilities, capital and surplus	$103,658	$89,275

See accompanying notes to statutory financial statements.

2

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2018	2017	2016
Revenues
Premiums and annuity considerations	$26,740	$38,556	$23,516
Net investment income	141	138	138
Amortization of interest maintenance reserve	(4)	(4)	(2)
Other revenue	156	214	112

Total revenues	$27,033	$38,904	$23,764

Benefits and expenses
Benefits to policyholders and beneficiaries	$6,386	$3,179	$871
General, administrative and other expenses	399	444	520
Taxes, licenses and fees	27	86	18
Net transfers to separate accounts	20,351	35,377	22,645

Total benefits and expenses	$27,163	$39,086	$24,054

Loss before federal income tax expense and net realized capital losses on investments	$(130)	$(182)	$(290)
Federal income tax expense	115	149	46

Loss before net realized capital losses on investments	$(245)	$(331)	$(336)
Net realized capital losses on investments, net of federal income tax expense of $16, $0 and $0 in 2018, 2017 and 2016, respectively, and excluding $(4), $(3) and $0 of net realized capital losses transferred to the interest maintenance reserve in 2018, 2017 and 2016, respectively	(17)	—	—

Net loss	$(262)	$(331)	$(336)

See accompanying notes to statutory financial statements.

3

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2015	$2,000	$5,649	$(189)	$7,460

Net loss	—	—	(336)	(336)
Change in asset valuation reserve	—	—	(6)	(6)
Change in deferred income taxes	—	—	125	125
Change in nonadmitted assets	—	—	(144)	(144)

Balance as of December 31, 2016	$2,000	$5,649	$(550)	$7,099

Net loss	—	—	(331)	(331)
Change in asset valuation reserve	—	—	(4)	(4)
Change in deferred income taxes	—	—	10	10
Change in nonadmitted assets	—	—	5	5

Balance as of December 31, 2017	$2,000	$5,649	$(870)	$6,779

Net loss	—	—	(262)	(262)
Change in asset valuation reserve	—	—	1	1
Change in deferred income taxes	—	—	109	109
Change in nonadmitted assets	—	—	(65)	(65)

Balance as of December 31, 2018	$2,000	$5,649	$(1,087)	$6,562

See accompanying notes to statutory financial statements.

4

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2018	2017	2016
Cash flows from operating activities:
Premiums collected	$26,740	$38,556	$23,516
Net investment income	192	205	203
Other revenue	157	214	112
Policy benefits and claims paid	(6,386)	(3,179)	(871)
Commissions, operating expenses and taxes, other than federal income tax	(502)	(530)	(572)
Net transfers to separate accounts	(20,352)	(35,377)	(22,645)
Federal income taxes paid	(147)	(44)	(43)

Net cash used in operating activities	$(298)	$(155)	$(300)

Cash flows from investing activities:
Proceeds from investments sold, matured or paid:
Bonds	$1,099	$338	$545

Total Investment proceeds	$1,099	$338	$545

Cost of investments acquired:
Bonds	$(974)	$—	$(714)

Total Investments acquired	$(974)	$—	$(714)

Net cash provided by (used in) investing activities	$125	$338	$(169)

Cash flows from financing activities and miscellaneous sources:
Other cash provided (used)	$466	$(424)	$319

Net cash provided by (used in) financing activities and miscellaneous sources	466	$(424)	$319

Net increase (decrease) in cash, cash equivalents and short-term investments	$293	$(241)	$(150)
Cash, cash equivalents and short-term investments at beginning of year	515	756	906

Cash, cash equivalents and short-term investments at end of year	$808	$515	$756

See accompanying notes to statutory financial statements.

5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company of New York (“JNLNY” or “the Company”) was incorporated in 2014 and is a New York domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

The Company is licensed only in New York and is a wholly-owned subsidiary of Jefferson National Life Insurance Company (“JNL”), an insurance company incorporated in the State of Texas, and a wholly-owned subsidiary of Jefferson National Financial Corp (“JN Financial”), an insurance holding company incorporated in the state of Delaware. On March 1, 2017, Nationwide Life Insurance Company (“NLIC”) acquired all of the stock of JN Financial which resulted in JN Financial becoming a wholly-owned subsidiary of NLIC. NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company markets one product, a flat insurance fee variable annuity called Monument Advisor to the New York market, primarily sold by independent registered investment advisors and other fee-based advisors.

The Company is subject to regulation by New York, the state in which it is domiciled and transacts business. The Company is subject to periodic examinations by the New York State Department of Financial Services (“NYSDFS”).

As of December 31, 2018, and 2017, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

Certain prior period amounts have been reclassified to conform to the current year’s presentation.

The statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the NYSDFS. Insurance companies domiciled in New York are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to certain modifications prescribed or permitted by NYSDFS (“NY SAP”). There were no significant differences between NY SAP and NAIC SAP that affected the financial statements of JNLNY. NYSDFS has the right to permit specific practices that deviate from prescribed practices. There were no such permitted practice waivers requested by JNLNY in 2018 and 2017.

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•

Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the National Association of Insurance Commissioners (“NAIC”) and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

6

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	policy acquisition costs on successful acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to investment contracts and limited payment contracts are included in revenue.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of separate accounts are reported as separate account assets and separate account liabilities, respectively.

Federal Income Taxes

•

Changes in deferred federal income taxes, including impact of changes in tax rates due to enactment of the Tax Cuts and Jobs Act of 2017, are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of the prior reporting period’s adjusted statutory surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The Company does not determine net income and equity on a GAAP basis and, therefore, these amounts have not been disclosed.

Revenues and Benefits

Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately- registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies, pricing from additional sources, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the duration and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than- temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds. The Company carries short- term investments at amortized cost which approximates fair value.

8

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. The amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted.

9

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

Subsequent Events

The Company evaluated subsequent events through April 19, 2019, the date the statutory financial statements were issued.

10

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(3) Analysis	of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2018
Subject to discretionary withdrawal:
At fair value	$—	$—	$96,457	$96,457	100.00%

Total with market value adjustment or at fair value	$—	$—	$96,457	$96,457	100.00%

Total, gross	$—	$—	$96,457	$96,457	100.00%

Total, net	$—	$—	$96,457	$96,457

December 31, 2017
Subject to discretionary withdrawal:
At fair value	—	—	82,258	82,258	100.00%

Total with market value adjustment or at fair value	$—	$—	$82,258	$82,258	100.00%

Total, gross	$—	$—	$82,258	$82,258	100.00%

Total, net	$—	$—	$82,258	$82,258

(4) Separate	Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2018		December 31, 2017
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Individual Annuities	$96,457	$—	$82,258	$—

Total	$96,457	$—	$82,258	$—

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed. No guaranteed benefits were offered on the variable annuity contracts in 2018 and 2017.

11

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2018
Premiums, considerations or deposits	$—	$—	$—	$26,842	$26,842

Reserves
For accounts with assets at:
Fair value	$—	$—	$—	$96,457	$96,457

Total reserves	$—	$—	$—	$96,457	$96,457

By withdrawal characteristics:
At fair value	—	—	—	96,457	96,457

Total reserves	$—	$—	$—	$96,457	$96,457

(in thousands)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2017
Premiums, considerations or deposits	$—	$—	$—	$38,556	$38,556

Reserves
For accounts with assets at:
Fair value	$—	$—	$—	$82,258	$82,258

Total reserves	$—	$—	$—	$82,258	$82,258

By withdrawal characteristics:
At fair value	—	—	—	82,258	82,258

Total reserves	$—	$—	$—	$82,258	$82,258

12

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2018	2017	2016
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$26,842	$38,556	$23,516
Transfers from separate accounts	6,388	3,214	890

Net transfers to separate accounts	$20,454	$35,342	$22,626
Reconciling adjustments:
Fees not included in general account transfers	2	35	19
Exchange accounts offsetting in the general account	(105)	—	—

Transfers as reported in the statutory statements of operations	$20,351	$35,377	$22,645

(5)	Investments

Bonds

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2018
Bonds:
U.S. Government	$3,712	$—	$50	$3,662
Special revenues	100	—	5	95
Industrial and miscellaneous	2,031	1	68	1,964
Loan-backed and structured securities	223	—	2	221

Total	$6,066	$1	$125	$5,942

Preferred stocks	103	—	5	98

Total stocks	103	—	5	98

Total bonds and stocks	$6,169	$1	$130	$6,040

December 31, 2017
Bonds:
U.S. Government	$2,761	$—	$36	$2,725
Special Revenues	100	—	4	96
Hybrid securities	103	2	—	105
Industrial and miscellaneous	3,102	16	15	3,103
Loan-backed and structured securities	276	4	—	280

Total	$6,342	$22	$55	$6,309

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $201 and $205 as of December 31, 2018 and 2017, respectively.

13

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2018. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,014	$$1,005
Due after one year through five years	2,843	2,776
Due after five years through ten years	1,886	1,846
Due after ten years	100	94

Total bonds excluding loan-backed and structured securities	$5,843	$5,721
Loan-backed and structured securities	223	221

Total bonds	$6,066	$5,942

The following table summarizes the fair value and unrealized losses on bonds (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2018
Bonds:
U.S Government	$975	$2	$2,687	$48	$3,662	$50
Special revenues	—	—	95	5	95	5
Industrial and miscellaneous	677	28	1,187	40	1,864	68
Loan-backed and structured securities	203	2	19	—	222	2

Total bonds	$1,855	$32	$3,988	$93	$5,843	$125

Preferred stocks	99	5	—	—	99	5

Total bonds and stocks	$1,954	$37	$3,988	$93	$5,942	$130

December 31, 2017
Bonds:
U.S Government	$2,725	$36	$—	$—	$2,725	$36
Special revenues	96	4	—	—	96	4
Industrial and miscellaneous	1,856	15	—	—	1,856	15
Loan-backed and structured securities	71	—	—	—	71	—

Total bonds	$4,748	$55	$—	$—	$4,748	$55

As of December 31, 2018, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2018 and 2017.

14

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2018	2017	2016
Bonds	$135	$152	$150
Preferred Stock	5	—	—
Cash, cash equivalents and short-term investments	6	2	—

Gross investment income	$146	$154	$150
Investment expenses	5	16	12

Net investment income	$141	$138	$138

No investment income due and accrued was nonadmitted as of December 31, 2018, 2017 and 2016.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2018	2017	2016
Gross gains on sales	$—	$—	$3
Gross losses on sales	(5)	(3)	(3)

Net realized losses on sales	$(5)	$(3)	$—
Tax expense on net losses	16	—	—

Net realized capital (losses) gains, net of tax	$(21)	$(3)	$—
Less: Realized losses transferred to the IMR	(4)	(3)	—

Net realized capital (losses) gains, net of tax and transfers to the IMR	$(17)	$—	$—

For the year ended December 31, 2018, the gross realized gains and gross realized losses on sales of bonds were $0 and $5, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $0 and $3, respectively. For the year ended December 31, 2016, gross realized gains and gross realized losses on sales of bonds were $3 and $3, respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2018, 2017 and 2016.

15

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(6) Fair	Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2018 and 2017:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2018
Assets
Separate account assets	$96,457	$—	$—	$96,457

Assets at fair value	$96,457	$—	$—	$96,457

Liabilities
Separate account liabilities	$96,457	$—	$—	$96,457

Liabilities at fair value	$96,457	$—	$—	$96,457

December 31, 2017
Assets
Separate account assets	$82,258	$—	$—	$82,258

Assets at fair value	$82,258	$—	$—	$82,258

Liabilities
Separate account liabilities	$82,258	$—	$—	$82,258

Liabilities at fair value	$82,258	$—	$—	$82,258

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value				Carrying value
(in thousands)	Level 1	Level 2	Level 3	Total fair value
December 31, 2018
Assets
Bonds	$3,662	$2,280	$—	$5,942	$6,066
Stocks	—	98	—	98	103
Cash, cash equivalents and short-term investments	808	—	—	808	808

Total assets	$4,470	$2,378	$—	$6,848	$6,977

December 31, 2017
Assets
Bonds	$2,725	$3,584	$—	$6,309	$6,342
Stocks	—	—	—	—	—
Cash, cash equivalents and short-term investments	515	—	—	515	515

Total assets	$3,240	$3,584	$—	$6,824	$6,857

16

(7) Federal	Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and is effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities is partially offset by the favorable change in non-admitted assets. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2018
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$343	$—	$343
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$343	$—	$343
Less: Deferred tax assets nonadmitted	208	—	208

Net admitted deferred tax assets	$135	$—	$135
Less: Deferred tax liabilities	—	7	7

Net admitted deferred tax assets	$135	$(7)	$128

	December 31, 2017
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$248	$—	$248
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$248	$—	$248
Less: Deferred tax assets nonadmitted	143	—	143

Net admitted deferred tax assets	$105	$—	$105
Less: Deferred tax liabilities	—	21	21

Net admitted deferred tax assets	$105	$(21)	$84

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2018	2017	Change
Adjusted gross deferred tax assets	$343	$248	$95
Total deferred tax liabilities	7	21	(14)

Net deferred tax assets	$336	$227	$109
Less: Tax effect of unrealized gains			—

Change in deferred income tax			$109

17

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2018
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	128	—	128
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	7	—	7

Admitted deferred tax assets	$135	$—	$135

	December 31, 2017
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	84	—	84
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	—	21	21

Admitted deferred tax assets	$84	$21	$105

1

For the years ended December 31, 2018 and 2017, the threshold limitation for adjusted capital and surplus was $1,000. Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $6,433 and $6,711 as of December 31, 2018 and 2017, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 12,303% and 11,993% as of December 31, 2018 and 2017, respectively.

There was no impact of tax planning strategies for the Company as of December 31, 2018 and 2017.

The Company’s tax planning strategies do not include the use of reinsurance.

There were no temporary differences for which deferred tax liabilities were not recognized.

18

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2018	2017	Change
Deferred tax assets
Ordinary:
Deferred acquisition costs	320	248	72
Tax credit carry-forward	23	—	23

Subtotal	$343	$248	$95

Nonadmitted	208	143	65

Admitted ordinary deferred tax assets	$135	$105	$30

Admitted deferred tax assets	$135	$105	$30

Deferred tax liabilities
Capital:
Investments	7	21	(14)

Subtotal	$7	$21	$(14)

Deferred tax liabilities	$7	$21	$(14)

Net deferred tax assets	$128	$84	$44

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2018 and 2017.

19

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2018	2017	2016
Current income tax expense	$131	$149	$46
Change in deferred income tax (without tax on unrealized gains and losses)	(109)	(10)	22

Total income tax expense reported	$22	$139	$68

(Loss) before income and capital gains taxes	$(131)	$(181)	$(290)
Federal statutory tax rate	21%	35%	35%

Expected income tax benefit at statutory tax rate	$(28)	$(63)	$(102)
Decrease (increase) in actual tax reported resulting from:
Dividends received deduction	(35)	(2)	—
Amortization of interest maintenance reserve	—	1	1
Tax Credit	(47)	—	—
Change in non-admitted	—	—	146
Realized Gains & Losses – Contributed Assets	—	—	15
Amortization of Premium – Contributed Assets	—	—	12
Tax Return True-up	—	—	(4)
Impact of enacted tax law changes[1]	—	151	—
Other	132	52	—

Total income tax expense reported	$22	$139	$68

1	Represents the remeasurement of deferred tax assets and liabilities as a result of the Act.

The Company does not have federal income tax expense available for recoupment in the event of future net losses as of December 31, 2018, 2017 and 2016.

For the period ended March 1, 2017, the Company was included in a consolidated federal income tax return with its parent, JNL and its parent, JN Financial and its subsidiaries, JNF Advisors, Inc. (“JNA”) and Jefferson National Securities Corporation (“JNSC”). The Company had a written agreement, approved by the Company’s Board of Directors, which set forth the manner in which the total combined federal income tax was allocated to each entity which was a party to the consolidation. Pursuant to this agreement, the Company had the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur, or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

Effective March 2, 2017, the Company began filing a consolidated federal income tax return with its parent JNL. On that date, the Company became subject to a tax allocation agreement which was approved by its Board of Directors. Under this agreement, the method of allocation among the companies is based upon separate return calculations with current benefits and tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2018 and 2017.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

20

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(8)	Transactions with Affiliates

Effective April 1, 2015, the Company entered into a service agreement with JN Financial. The agreement covered certain general and administrative expenses. During 2018, 2017 and 2019, the Company’s operating expenses allocated under this agreement was $613, $364 and $380, respectively.

Effective April 1, 2015, the Company entered into a Distribution Agreement with its affiliate, JNSC. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2018, 2017 and 2016 under this agreement was $19, $52 and $83, respectively.

JNA is the advisor for several variable insurance trust mutual funds offered by the Company through its variable annuity products. JNA is a subsidiary of JN Financial.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

During 2018 and 2017, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

(9)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(10)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of New York, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

Dividends to shareholders are limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Company had no earned surplus at December 31, 2018, therefore, no dividend payout is available.

21

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Schedule I        Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2018 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$3,712	$3,662	$3,712
U.S government and agencies	—	—	—
Obligations of states and political subdivisions	100	95	100
Public utilities	308	303	308
All other corporate, mortgage-backed and asset-backed securities	1,946	1,882	1,946

Total bonds	$6,066	$5,942	$6,066
Common stocks:
Nonredeemable preferred stocks	103	98	103

Total stocks	$103	$98	$103
Cash and cash equivalents	808		808

Total invested assets	$6,977		$6,977

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

Schedule IV        Reinsurance

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2018
Life insurance in force	$—	$—	$—	$—	—
Life insurance premiums[1]	$—	$—	$—	$—	—

2017
Life insurance in force	$—	$—	$—	$—	—
Life insurance premiums[1]	$—	$—	$—	$—	—

2016
Life insurance in force	$—	$—	$—	$—	—
Life insurance premiums[1]	$—	$—	$—	$—	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

22

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016 (in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2018
Valuation allowances - mortgage loans	$—	$—	$—	$—	$—
Valuation allowances - net deferred tax assets	—	—	—	—	—

2017
Valuation allowances - mortgage loans	$—	$—	$—	$—	$—
Valuation allowances - net deferred tax assets	—	—	—	—	—

2016
Valuation allowances - mortgage loans	$—	$—	$—	$—	$—
Valuation allowances - net deferred tax assets	—	—	—	—	—

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

23

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(A)	Financial Statements

(1)	Jefferson National Life Insurance Company of New York Annuity Account 1:

The financial statements of Jefferson National Life Insurance Company of New York Annuity Account 1 at December 31, 2018 and for each of the two years ended December 31, 2018, and 2017.

(2)	Jefferson National Life Insurance Company of New York:

The statutory-basis financial statements of Jefferson National Life Insurance Company of New York at December 31, 2018 and 2017, and for the three years ended December 31, 2018, 2017, and 2016.

(B)	Exhibits

(1)	Resolutions of the Board of Directors.

(a)

Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account – Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.

(2)	Not Applicable.

(3)	Underwriting or Distribution Contracts.

(a)	Distribution Agreement.

(i)	Distribution Agreement dated April 1, 2015 between Jefferson National Life Insurance Company of New York and Jefferson National Securities Corporation – Attached hereto

(4)	Variable Annuity Contracts.

(a)	Form of Policy Form – Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.

(b)	Form of IRA Endorsement– Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.

(c)	Form of Roth IRA Endorsement– Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.

(5)	Applications.

(a)	Form of Annuity Application – Filed previously with Pre-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.

(6)	Certificates of Incorporation.

(a)	Certified Declaration of Intention and Charter of Jefferson National Life Insurance Company of New York – Attached hereto

(b)	Amended and Restated By-Laws of Jefferson National Life Insurance Company of New York – Attached hereto.

(7)	Not Applicable.

(8)	Participation Agreements.

(a)

Form of amendment dated January 1, 2015 to Participation Agreement among The Alger American Fund, Fred Alger & and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(b)

Form of Amendment dated January 1, 2015 to Participation Agreement dated January 1, 2015 by and among Jefferson National Securities Corporation, Jefferson National Life Insurance Company, Jefferson National Life Insurance Company Of New York, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(c)

Form of amendment dated November 14, 2014 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc. And ALPS Advisors, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(d)

Form of Amendment dated October 1, 2014 to Participation Agreement dated November 15, 1997 by and between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company Of New York and American Century Investment Services, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(e)

Form of Amendment dated December 2, 2014 to Participation Agreement dated November 13, 2013 between Jefferson National Life Insurance Company, American Funds Distributors, American Funds Services Company and American Funds Insurance series – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(f)

Form of Participation Agreement dated Dec 17, 2014 by and among Blackrock Variable Series Funds, Blackrock Investments, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(g)

(i)

Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ii)

Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc – Filed previously with Pre-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.

(h)

Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2000 between Jefferson National Life Insurance Company, Columbia Funds Variable Series Trust, and Columbia Management Investment Advisers – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(i)

Form of amendment dated December 9, 2014 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company, Credit Suisse Trust, and Credit Suisse Asset Management Securities Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(j)

Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2005 among The Direxion Insurance Trust, Rafferty Asset Management, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(k)

Form of amendment dated November 20, 2014 to Participation Agreement dated August 27, 2010 by and among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company Of New York, DFA Investment Dimensions Group, Inc., and DFA Securities LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(l)

Form of Participation Agreement dated January 12, 2015 between Jefferson National Life Insurance Company Of New York and the Dreyfus Corporation – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(m)

Form of Participation Agreement dated December 1, 2014 by and between Easton Vance Variable Trust, Easton Vance Distributors, and Jefferson National Life Insurance Company Of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(n)

Form of Participation Agreement dated February 1, 2015 among Federated Insurance Series, Federated Securities Corp, and Jefferson National Life Insurance Company Of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(o)

Form of Participation Agreement dated November 2014 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Jefferson National Life Insurance Company Of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(p)

Form of Participation Agreement dated January 1, 2015 by and among Jefferson National Life Insurance Company Of New York, First Eagle Variable Funds, and FEP Distributors, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(q)

Form of Participation Agreement dated January 1, 2015 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company Of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(r)

Form of amendment dated December 2014 to PA dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(s)

Form of Participation Agreement dated January 1, 2015 by and among Invesco Variable Insurance Funds, Invesco Distributors, Inc., Jefferson National Life Insurance Company, Jefferson National Life Insurance Company NY, and Jefferson National Securities Corporation – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(t)

(i)

Form of Participation Agreement dated December 2014 by and between Jefferson National Life Insurance Company Of New York, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ii)

Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.

(u)

Form of amendment dated January 1, 2015 to Participation Agreement dated February 1, 2001 between Janus Aspen Series, Janus Distributors, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(v)

Form of Participation Agreement dated January 1, 2015 by and among Jefferson National Life Insurance Company Of New York, Lazard Asset Management Securities, and Lazard Retirement Series – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(w)

(i)

Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2004 by and among Legg Mason Investor Services, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ii)

Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and Legg Mason Investor Services, LLC – Filed previously with Pre-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.

(x)

Form of Participation Agreement dated December 1, 2014 by and between Lord Abbett Series Fund, Lord Abbett Distributor, and Jefferson National Life Insurance Company Of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(y)

Form of amendment dated December 1, 2014 among The Merger Fund VL, Westchester Capital Management, Inc. and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(z)

(i)

Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2007 among Jefferson National Life Insurance Company, Nationwide Variable Trust, and Nationwide Fund Distributors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ii)

Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York dated May 1, 2017 – Filed previously with Pre-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.

(aa)

Form of amendment dated January 1, 2015 to Participation Agreement dated April 30, 1997 among Neuberger Berman Advisers Management Trust, Neuberger Berman Management LLC, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(bb)

(i)

Form of amendment dated December 2014 to Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ii)

Form of amendment dated September 30, 2015 to Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.

(cc)

Form of amendment dated December 5, 2014 to Participation Agreement dated November 16, 2011 by and among Oppenheimer Variable Account Funds, Oppenheimer Funds, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(dd)

Form of amendment dated January 1, 2015 to Participation Agreement by and among Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York, Pacific Investment Management Company, PIMCO Variable Insurance Trust and PIMCO Investments – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ee)

Form of amendment dated December 2014 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ff)

Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, Profunds, Access One Trust, and Profund Advisors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(gg)

Form of amendment dated November 10, 2014 to Participation Agreement dated November 12, 2010 by and among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Putnam Retail Management Limited Partnership and Putnam Variable Trust. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(hh)

Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insurance Company, Royce Capital Fund, and Royce & Associates, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ii)

Form of amendment dated November 18, 2014 to Participation Agreement dated July 27, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(jj)

Form of amendment dated November 2014 to Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(kk))

Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company and T. Rowe Price Investment Services – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(ll)

Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2003 among Third Avenue Management LLC and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(mm)

Form of amendment dated January 1, 2015 to Participation Agreement dated September 2010 among Timothy Plan, Timothy Partners, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(nn)

Form of amendment dated January 1, 2015 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust, Van Eck Associates, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(oo)

Form of Participation Agreement dated February 2015 among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(pp)

Form of Participation Agreement dated January 1, 2015 among Jefferson National Life Insurance Company of New York, Virtus Variable Insurance Trust and VP Distributors, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(qq)

Form of Participation Agreement dated January 15, 2015 among Wells Fargo Variable Trust, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.

(rr)

Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company of New York, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. – Filed previously with Pre-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.

(ss)

Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. – Filed previously with Pre-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.

(tt)

Form of Participation Agreement dated September 1, 2015 between Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC – Filed previously with Pre-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.

(uu)

Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company of New York, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management – Filed previously with Pre-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.

(vv)

Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company of New York, and MFS Fund Distributors, Inc. – Filed previously with Pre-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.

(ww)

Form of Participation Agreement dated October 31, 2016 between Northern Lights Fund Trust IV and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.

(xx)

Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC – Filed previously with Pre-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.

(9)	Opinion and Consent of Counsel – Filed previously with Pre-Effective Amendment 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor

The business address of the Directors and Officers of the Depositor is:

One Nationwide Plaza, Columbus, Ohio 43215, unless otherwise noted.

President and Director	Craig A. Hawley (1)
Senior Vice President and Secretary	Denise L. Skingle
Vice President – Head of Taxation	Pamela A Biesecker
Vice President – NF Channel Marketing	Robert C. Borgert
Vice President – Integrated Relationship Strategies and Director	Rondal L. Ransom
Vice President and Assistant Treasurer	Timothy J. Dwyer
Associate Vice President and Treasurer and Director	Joseph F. Vap (1)
Associate Vice President and Assistant Treasurer	David A. Connor
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Secretary	Kathy R. Richards
Assistant Secretary	Keith W. Hinze
Associate Vice President – Business Strategy – Nationwide Advisory Solutions	James K. Cameron (1)
Associate Vice President – Business Solutions Area – Nationwide Advisory Solutions	Jeffrey S. Chandler (1)
Associate Vice President – Business Development – Nationwide Advisory Solutions	Ann M. Raible (1)
Associate Vice President – Sales – Nationwide Advisory Solutions	Kevin P. Sullivan (1)
Director	John S. Lopes
Director	Kirt A. Walker
Director	James R. Burke
Director	Timothy G. Frommeyer
Director	Steven A. Ginnan

(1)	The business address of these Directors and Officers of the Depositor is: 10350 Ormsby Park Place, Louisville, Kentucky 40223.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.

NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.

Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.

Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.

Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.

Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.

Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust

Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.

Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.

Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.

Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.

Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.

Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.

Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.

Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.

Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.

Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.

JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.

MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.

Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.

Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.

Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.

Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.

Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.

Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.

Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.

Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.

Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.

Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance

Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.

Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.

Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.

Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.

Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.

Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.

Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.

Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.

Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.

Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors

Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.

[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.

Item 27. Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 5, 2019, was 16 and 329 respectively.

Item 28. Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

Jefferson National Securities Corporation (“JNSC”)

a)	Jefferson National Securities Corporation serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Jefferson National Life Annuity Account C	Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account E	Jefferson National Life of New York Annuity Account 1
Jefferson National Life Annuity Account F

b)	Directors and Officers of JNSC:

JNSC’s principal business address is 10350 Ormsby Park Place Louisville, KY 40223, except as indicated.

Craig A. Hawley	President, General Counsel and Secretary
Tibila Belemsaga*	Financial & Operations Principal
James Rabenstine*	AML Officer

*	The principal business address for these officers/directors is: Once Nationwide Plaza, Columbus, Ohio 43215

c)	JNSC retains no compensation or commissions from the registrant.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jefferson National Securities Corporation	$0	$0	$0	$0

Item 30. Location of Accounts and Records

Timothy G. Frommeyer

Nationwide Life Insurance Company

One Nationwide Plaza

Columbus, OH 43215

Item 31. Management Services

Not Applicable

Item 32. Undertakings

The Registrant hereby undertakes to:

a)

file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

b)

include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Jefferson National Life Insurance Company of New York represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Jefferson National Life Insurance Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 29, 2019.

Jefferson National Life of New York Annuity Account 1
(Registrant)

Jefferson National Life Insurance Company of New York
(Depositor)

By:	/s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 29, 2019.

TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Director

JAMES R. BURKE
James R. Burke, Director

KIRT A. WALKER
KIrt A. Walker, Director

RONDAL L. RANSOM
Rondal L. Ransom, Director

CRAIG A. HAWLEY
Craig A. Hawley, Director

JOSEPH F. VAP
Joseph F. Vap, Director

STEVEN A. GINNAN
Steven A. Ginnan, Director

JOHN S. LOPES
John S. Lopes, Director

By	/s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact